                                             2001 SEMI-ANNUAL REPORT

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

MAS Funds
  MARCH 31, 2001

  Fixed Income Portfolios

  Fixed Income Portfolio
  Special Purpose Fixed Income Portfolio
  Fixed Income II Portfolio
  Domestic Fixed Income Portfolio
  Cash Reserves Portfolio
  Global Fixed Income Portfolio
  High Yield Portfolio
  Intermediate Duration Portfolio
  International Fixed Income Portfolio
  Limited Duration Portfolio
  Multi-Market Fixed Income Portfolio
  Municipal Portfolio

  Balanced Portfolios

  Balanced Portfolio
  Multi-Asset-Class Portfolio

MAS Funds is pleased to present the Semi-Annual Report for the Portfolios as of March 31, 2001. Please call your client service representative at 800-354-8185 with any questions regarding this report.

Table of Contents

MAS OVERVIEW AND STATEMENT OF NET ASSETS

CORE FIXED INCOME DISTINGUISHING CHARACTERISTICS AND GENERAL STRATEGY          2
------------------------------------------

Fixed Income Portfolio                                                         5
------------------------------------------

Special Purpose Fixed Income Portfolio                                        12
------------------------------------------

Fixed Income II Portfolio                                                     18
------------------------------------------

Domestic Fixed Income Portfolio 24
------------------------------------------

Cash Reserves Portfolio                                                       30
------------------------------------------

Global Fixed Income Portfolio                                                 33
------------------------------------------

High Yield Portfolio                                                          37
------------------------------------------

Intermediate Duration Portfolio                                               43
------------------------------------------

International Fixed Income Portfolio                                          49
------------------------------------------
Limited Duration Portfolio                                                    52
------------------------------------------

Multi-Market Fixed Income Portfolio                                           57
------------------------------------------

Municipal Portfolio                                                           63
------------------------------------------

Balanced Portfolio                                                            69
------------------------------------------

Multi-Asset-Class Portfolio                                                   77
------------------------------------------

STATEMENTS OF OPERATIONS                                                      88
------------------------------------------

STATEMENTS OF CHANGES
IN NET ASSETS                                                                 92
------------------------------------------

FINANCIAL HIGHLIGHTS                                                          97
------------------------------------------

NOTES TO FINANCIAL STATEMENTS                                                114
------------------------------------------

                                                This semi-annual report contains
                                                certain investment return
                                                information. Past performance is
                                                not indicative of future results
                                                and the investment return and
                                                principal value of an investment
                                                will fluctuate so that an
                                                investor's shares, when
                                                redeemed, may be worth either
                                                more or less than their original
                                                cost.

                                                This report has been prepared
                                                for shareholders and may be
                                                distributed to others only if
                                                preceded or accompanied by a
                                                current prospectus.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

CORE FIXED-INCOME PORTFOLIOS: DISTINGUISHING CHARACTERISTICS AND GENERAL
STRATEGY
- FIXED INCOME PORTFOLIO
- SPECIAL PURPOSE FIXED INCOME PORTFOLIO
- FIXED INCOME II PORTFOLIO
- DOMESTIC FIXED INCOME PORTFOLIO

The MAS Funds core fixed-income portfolios invest in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, corporate obligations, mortgage-backed issues, and, where permitted, non-dollar bonds -- while maintaining a high overall credit quality. To meet the various needs of different core fixed-income investors, MAS Funds offers four different core fixed-income mutual funds -- all of which are actively managed by Miller Anderson & Sherrerd's fixed-income team.

The FIXED INCOME PORTFOLIO is the flagship offering of the MAS Funds core fixed-income portfolios, and is structured to take full advantage of MAS's core fixed-income capabilities; the SPECIAL PURPOSE FIXED INCOME PORTFOLIO has similar guidelines, but is designed especially for use as part of a balanced investment program. The FIXED INCOME II PORTFOLIO invests only in fixed-income securities with credit-quality ratings of BBB or better, while the DOMESTIC FIXED INCOME PORTFOLIO invests only in dollar-denominated fixed-income securities issued by domestic entities with a credit-quality rating of BBB or better.

MAS's core fixed-income strategies have three major objectives. The first is to provide investors with a positive real return -- a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients' investment programs. The third is to preserve wealth in a period of deflation or weak economic growth. To provide this protection, each portfolio maintains a high average credit quality and an emphasis on non-callable, prepayment-protected securities. This approach is designed to position each portfolio to perform well when other market sectors experience poor returns.

The MAS fixed-income team's research-based, value-driven investment process is built around several key decisions. The first decision relates to the portfolio's sensitivity to changes in corporate yield spreads relative to U.S. Treasury securities. MAS's research shows that a diversified approach toward owning corporate securities may enhance overall portfolio returns, as their yield spreads provide significant compensation for their credit risk; our corporate activities within the Fixed Income Portfolio and Special Purpose Fixed Income Portfolio also include the opportunistic use of below-investment grade securities on a limited basis.

The second decision involves the portfolio's sensitivity to changes in mortgage yield spreads relative to U.S. Treasuries. MAS's research shows that a properly managed portfolio of mortgage securities may improve overall portfolio returns, as their yield spreads provide ample compensation for their prepayment risk.

The third decision relates to the portfolio's sensitivity to changes in interest rates, which is driven by a careful analysis of implied market inflation forecasts relative to actual inflation trends. MAS's research shows that the market tends to be a poor forecaster, and that contrarian interest-rate risk strategies (e.g., above-benchmark interest-rate risk positions when the market's implied inflation forecasts are too high, and vice-versa) may enhance overall portfolio returns.

The fourth decision relates to yield-curve positioning, which involves assessing which maturities offer the best value relative to their risk. For the Fixed Income Portfolio, Special Purpose Fixed Income Portfolio, and the Fixed Income II Portfolio, there is also a fifth decision involving the opportunistic use of non-dollar securities. To make this decision, the MAS fixed-income team evaluates which, if any, non-dollar securities offer better relative value than dollar-denominated alternatives, and makes active decisions regarding the currency risk associated with such securities.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                 MAS FIXED INCOME
                                   ---------------------------------------------

                                                                                                                     Salomon
                                                                           Institutional    Investment    Adviser     Broad
                                                                                [ ]              +           ++       Index
                                                           ------------------------------------------------------------------
                                                           Six Months           7.72%          7.58%        7.56%      7.42%
                                                           ------------------------------------------------------------------

                                                           One Year            13.30%         13.10%       13.05%     12.57%
                                                           ------------------------------------------------------------------

                                                           Five Years           7.58%          7.43%        7.34%      7.47%
                                                           ------------------------------------------------------------------

                                                           Ten Years            8.85%          8.77%        8.73%      8.05%
                                                           ------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   + Represents an investment in the Investment
                                   Class which commenced operations 10/15/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   ++ Represents an investment in the Adviser
                                   Class which commenced operations 11/7/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   Total returns for the Investment and Adviser
                                   Classes of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

                                   * Total returns are compared to the Salomon
                                   Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------

                                         MAS SPECIAL PURPOSE FIXED INCOME
                                   ---------------------------------------------

                                                                               MAS Special Purpose     Salomon
                                                                                  Fixed Income       Broad Index
                                                           -----------------------------------------------------
                                                           Six Months                 7.85%             7.42%
                                                           -----------------------------------------------------
                                                           One Year                  13.46%            12.57%
                                                           -----------------------------------------------------
                                                           Five Years                 7.65%             7.47%
                                                           -----------------------------------------------------
                                                           Since Inception            8.54%             7.65%
                                                           -----------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   * The Special Purpose Fixed Income Portfolio commenced operations on 3/31/92. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                MAS FIXED INCOME II
                                   ---------------------------------------------

                                                                   MAS Fixed     Salomon
                                                                   Income II   Broad Index
                                                           -------------------------------
                                                           Six       7.57%        7.42%
                                                           Months
                                                           -------------------------------
                                                           One      13.02%       12.57%
                                                             Year
                                                           -------------------------------
                                                           Five      7.22%        7.47%
                                                            Years
                                                           -------------------------------
                                                           Ten       8.28%        8.05%
                                                            Years
                                                           -------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   On May 12, 1997, shareholders approved a change in the Portfolio's investment policies to allow the Portfolio to invest in fixed-income securities of domestic issuers rated BBB or higher at the time of purchase. The Portfolio's performance pattern may have been affected by this change.

                                   * Total returns are compared to the Salomon
                                   Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                             MAS DOMESTIC FIXED INCOME
                                   ---------------------------------------------

                                                                                                                     Salomon
                                                                                  Institutional [ ]   Adviser +    Broad Index
                                                           -------------------------------------------------------------------
                                                           Six Months                   7.84%            7.71%        7.42%
                                                           -------------------------------------------------------------------
                                                           One Year                    13.37%           13.07%       12.57%
                                                           -------------------------------------------------------------------
                                                           Five Years                   6.97%            6.86%        7.47%
                                                           -------------------------------------------------------------------
                                                           Ten Years                    8.59%            8.54%        8.05%
                                                           -------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   + Represents an investment in the Adviser
                                   Class which commenced operations 3/1/99.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   On December 19, 1994, shareholders approved a change in the Portfolio's investment policies to emphasize fixed-income securities of domestic issuers rated A or higher. Shareholders then voted on May 1, 1997, to permit the Portfolio to invest a limited portion of its assets in fixed-income securities of domestic issuers rated BBB at the time of purchase. The Portfolio's performance pattern may have been affected by these changes.

                                   * Total returns are compared to the Salomon
                                   Broad Investment Grade Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Fixed Income Portfolio

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
FIXED INCOME SECURITIES (115.0%)
------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (54.5%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   10.00%, 2/1/10-11/1/20         Agy    $    10,658   $    11,601
   10.50%, 8/1/09-4/1/26          Agy          1,465         1,612
   11.00%, 5/1/11-9/1/20          Agy          2,169         2,393
   11.25%, 10/1/11-12/1/15        Agy            672           743
   11.50%, 1/1/11-12/1/15         Agy             91           103
   11.75%, 4/1/19                 Agy             35            40
   12.00%, 10/1/09-2/1/15         Agy            137           155
   12.50%, 8/1/13                 Agy             17            19
   13.00%, 6/1/19                 Agy             27            30
   14.00%, 8/1/14                 Agy              8             9
   14.75%, 3/1/10                 Agy             12            14
  Gold Pools:
   7.50%, 3/1/30-12/1/30          Agy         89,302        91,310
   8.50%, 4/1/29-10/1/30          Agy         60,888        63,469
   9.00%, 7/1/17                  Agy          5,179         5,549
   9.50%, 1/1/21-12/1/22          Agy          5,134         5,556
   10.00%, 6/1/17-3/1/21          Agy          3,732         4,087
   10.50%, 8/1/19-4/1/21          Agy            831           922
  April TBA
   7.00%, 4/1/30                  Agy         21,500        21,786
   8.00%, 4/1/31                  Agy        197,650       203,981
Federal National Mortgage
  Association,
  Conventional Pools:
   8.20%, 9/1/30                  Agy            576           599
   8.50%, 9/1/09-3/1/31           Agy        413,765       430,396
   9.00%, 12/1/08-1/1/22          Agy         13,343        14,267
   9.50%, 11/1/13-11/1/30         Agy         47,560        51,343
   10.00%, 9/1/10-10/1/25         Agy          3,967         4,338
   10.50%, 6/1/10-7/1/25          Agy          4,795         5,315
   10.75%, 2/1/11                 Agy             12            13
   11.00%, 7/1/20-11/1/20         Agy          1,665         1,872
   11.50%, 7/15/12-2/1/20         Agy          2,057         2,332
   12.50%, 5/1/12                 Agy            323           373
  April TBA
   7.00%, 4/1/30                  Agy        270,000       273,289
   7.50%, 4/25/29                 Agy        142,250       145,375
   8.00%, 4/25/29                 Agy        151,350       156,055
   8.50%, 4/1/31                  Agy         95,700        99,617
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.50%, 1/20/28                 Tsy          3,628         3,653
   6.875%, 4/20/25-6/20/25        Tsy         12,522        12,685
   7.00%, 2/20/25-11/20/25        Tsy         34,330        34,752
   7.125%, 7/20/27-9/20/27        Tsy         12,010        12,186
   7.375%, 1/20/25-6/20/25        Tsy         22,488        22,705
   7.625%, 2/20/25-12/20/27       Tsy         32,175        32,679
   7.75%, 7/20/25                 Tsy          7,175         7,301
   11.00%, 11/20/19               Tsy             70            77
   11.50%, 4/20/19                Tsy             80            88
  Various Pools:
   9.00%, 12/15/21-11/15/24       Tsy         19,362        20,688
   9.50%, 10/15/18                Tsy         12,844        13,925
   10.00%, 11/15/09-10/15/28      Tsy         96,610       105,926
   10.50%, 8/15/10-2/15/25        Tsy          8,627         9,580
   11.00%, 12/15/09-4/15/28       Tsy         21,692        24,398
   11.50%, 4/15/13-11/15/15       Tsy            374           424
   12.00%, 12/15/12-11/15/19      Tsy         10,269        11,821

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
  April TBA
   7.00%, 4/1/30                  Tsy    $   439,800   $   446,670
------------------------------------------------------------------
Group Total                                              2,358,121
==================================================================
ASSET BACKED CORPORATES (13.9%)
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03                AAA          5,256         5,278
  97-D A3
   6.20%, 5/15/03                 AAA          2,757         2,770
Associates Automobile
  Receivables Trust,
  Series 00-1
   7.15%, 6/15/03                 AAA         22,030        22,185
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12                 AAA          4,288         4,295
BMW Vehicle Owner Trust,
  Series:
  99-A A2
   6.16%, 12/25/01                AAA            977           978
  00-A A2
   6.65%, 2/25/03                 AAA         44,875        45,341
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19                 AAA          6,311         6,299
Chevy Chase Auto Receivables
  Trust,
  Series 97-4 A
   6.25%, 6/15/04                 AAA          1,562         1,575
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05                AAA          1,360         1,360
Citibank Credit Card
  Issuance Trust,
  Series 00 A3
   6.875%, 11/15/09               AAA         41,030        43,353
?++Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05                 N/R          8,099         1,620
Connecticut RRB Special
  Purpose Trust,
  Series 01-1 A5
   6.21%, 12/30/11                AAA         25,000        25,114
Conseco Finance,
  Series 00-B AF1
   6.94%, 11/15/14                AAA         11,897        11,999
Daimler Benz Auto Grantor
  Trust,
  Series 97-A A
   6.05%, 3/31/05                 AAA          1,245         1,246
Daimler Chrysler Auto Trust,
  Series:
  00-C A2
   6.81%, 7/6/03                  AAA         48,000        48,544
  00-E A2
   6.21%, 12/8/03                 AAA         23,500        23,768
Detroit Edison
  Securitization Funding
  LLC,
  Series:
  01-1 A3
   5.875%, 3/1/10                 AAA         17,240        17,278
  01-1 A5
   6.42%, 3/1/15                  AAA         20,485        20,403

    The accompanying notes are an integral part of the financial statements.   5

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Fixed Income Portfolio

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
EQCC Home Equity Loan Trust,
  Series:
  99-2 A1F
   6.05%, 1/25/10                 AAA    $     4,093   $     4,085
  99-3 A1F
   6.55%, 4/25/10                 AAA         11,504        11,510
?First Mortgage Acceptance
  Corp., Loan Receivables
  Trust,
  Series 96-B A1
   7.629%, 11/1/18                AAA          7,346         5,289
First Security Auto Owner
  Trust,
  Series 00-1 A2
   7.20%, 5/15/03                 AAA         22,995        23,212
FleetBoston Home Equity Loan
  Trust,
  Series 98-2 A1
   6.28%, 11/25/10                AAA            522           520
Ford Credit Auto Owner
  Trust,
  Series:
  99-D A3
   6.20%, 4/15/02                 AAA         12,506        12,530
  20 00-E A3
   6.74%, 12/15/02                AAA         34,775        35,079
?++Global Rated Eligible
  Asset Trust,
  Series 98-A A1
   7.45%, 3/15/06                 N/R          7,202         1,728
Green Tree Financial Corp.,
  Series 99-4 A2
   5.97%, 5/1/31                  AAA          3,331         3,332
Greenpoint Manufactured
  Housing,
  Series 99-1 A1
   5.78%, 12/15/09                AAA          5,778         5,779
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series 98-2 A2
   5.87%, 4/15/04                 AAA            417           421
?Long Beach Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                 AAA          1,452         1,454
MBNA Master Credit Card
  Trust,
  Series:
  99-B A
   5.90%, 8/15/11                 AAA         14,710        14,726
  00-E
   7.80%, 10/15/12                AAA         17,745        19,832
MMCA Automobile Trust,
  Series:
  99-1 A3
   5.50%, 7/15/05                 AAA          2,267         2,270
  99-2 A1
   6.30%, 6/15/02                 AAA          4,756         4,760
?National Car Rental
  Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                N/R         12,110        12,363
?New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02                AAA          4,174         4,181

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
Nissan Auto Receivables
  Owner Trust,
  Series:
  99-A A2
   6.12%, 9/15/03                 AAA    $     3,063   $     3,066
  +00-B A2
   7.15%, 12/15/02                Aaa         24,993        25,219
  00-C A2
   6.71%, 3/17/03                 AAA         24,325        24,638
+##Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   5.689%, 5/15/09                Aaa          8,723         8,722
Peco Energy Transition
  Trust,
  Series:
  00-A A3
   7.625%, 3/1/10                 AAA         32,779        35,630
  01-A A1
   6.52%, 12/31/10                AAA          8,915         9,093
Premier Auto Trust,
  Series 98-5 A3
   5.07%, 7/8/02                  AAA          1,917         1,918
PSE&G Transition Funding LLC,
  Series 01-1 A6
   6.61%, 6/15/15                 AAA         16,085        16,464
?Team Fleet Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02                A-           7,330         7,337
  97-1 A
   7.35%, 5/15/03                 A-           7,610         7,612
Toyota Auto Receivables
  Owner Trust,
  Series 01-A A2
   5.38%, 12/15/03                AAA         12,395        12,471
------------------------------------------------------------------
Group Total                                                598,647
==================================================================
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan
  Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26                AAA         51,178           609
  ?96-3 A YMA
   10/25/26                       N/R         52,316             5
Contimortgage Home Equity
  Loan Trust,
  Series:
  ?96-4 A11 IO
   1.10%, 1/15/28                 AAA         35,343           442
  96-4 A11 YMA
   1/15/28                        AAA         38,368             3
  ?96-4 A12 IO
   1.05%, 1/15/28                 AAA          5,660            45
  96-4 A12 YMA
   1/15/28                        AAA          6,488             1
  97-1 A10 YMA
   1/15/28                        N/R         45,345            28
  97-1 A10 IO
   1.10%, 3/15/28                 AAA         42,292           584
------------------------------------------------------------------
Group Total                                                  1,717
==================================================================

 6  The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS --
AGENCY COLLATERAL SERIES (2.0%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  186 IO
   8.00%, 8/1/27                  Agy    $     7,357   $     1,360
  1415-S Inv Fl IO
   24.125%, 11/15/07              Agy          1,103           438
  1476-S Inv Fl IO REMIC PAC
   3.736%, 2/15/08                Agy         12,227         1,026
  1485-S Inv Fl IO REMIC
   4.413%, 3/15/08                Agy          9,314           712
  1600-SA Inv Fl IO REMIC
   2.813%, 10/15/08               Agy         22,265         1,247
  1950-SC Inv Fl IO
   2.813%, 10/15/22               Agy         13,191           749
  E2 F
   5.988%, 2/15/24                Agy             32            32
  T-15 A1
   5.83%, 12/25/13                Agy            191           191
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl REMIC
   26.006%, 9/25/20               Agy            446           683
  92-186 S Inv Fl IO
   3.186%, 10/25/07               Agy         20,136         1,327
  96-14 PC PO,
   12/25/23                       Agy            797           647
  96-68 SC Inv Fl IO REMIC
   3.038%, 1/25/24                Agy         10,865         1,091
  97-30 SI Inv Fl IO
   2.938%, 7/25/22                Agy          2,764           159
  97-57 PV IO
   8.00%, 9/18/27                 Agy         21,659         4,459
  ##97-70 FA REMIC PAC (11)
   5.513%, 7/18/20                Agy          2,036         2,037
  ##98-22 FA REMIC
   5.45%, 4/18/28                 Agy         13,553        13,497
  99-42 Inv Fl SA IO
   3.15%, 10/25/28                Agy        130,615         6,583
  00-23 SB IO
   3.45%, 7/25/30                 Agy        127,103         6,406
  00-31 SB IO
   2.95%, 12/25/27                Agy        114,100         4,279
  191 IO
   8.00%, 1/1/28                  Agy         11,087         2,043
  270 2 IO
   8.50%, 9/1/23                  Agy         33,072         6,371
  274 2 IO
   8.50%, 10/1/25                 Agy          4,029           721
  281-2 IO
   9.00%, 11/1/26                 Agy          5,516         1,101
  291-2 IO
   8.00%, 11/1/27                 Agy         28,896         5,234
  296 2 IO
   8.00%, 4/1/24                  Agy         29,268         5,643
  306 IO NTL STP
   8.00%, 5/1/30                  Agy         55,660         8,412
  G92-53 S Inv Fl IO REMIC
   37.687%, 9/25/22               Agy            780           568
Government National Mortgage
  Association,
  Series:
  96-12 S Inv Fl IO REMIC
   2.875%, 6/16/26                Tsy            701            46
  96-13 S Inv Fl IO REMIC
   3.525%, 7/16/11                Tsy            309            25
  96-17 S Inv Fl IO REMIC
   2.925%, 8/16/26                Tsy          1,099            73
  99-32 SB Inv Fl IO REMIC
   2.43%, 7/16/27                 Tsy         67,316         3,312
  99-34 SC Inv Fl IO
   2.83%, 9/16/19                 Tsy         53,647         4,024
  99-38 SM Inv Fl IO
   3.03%, 5/16/26                 Tsy         57,313         3,118

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
+Kidder Peabody Mortgage
  Assets Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18                 Aaa    $        31   $         6
------------------------------------------------------------------
Group Total                                                 87,620
==================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  NON-AGENCY COLLATERAL SERIES (0.3%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21                AAA          2,607         2,637
(sec.)##Kidder Peabody
  Funding Corp.,
  Series 92-4 B2
   8.514%, 5/28/22
   (acquired 8/5/92-3/17/99,
   cost $2,519)                   N/R          2,521         2,521
##Morserv, Inc.,
  Series 96-2 1A1
   5.90%, 11/25/26                AAA          8,614         8,631
------------------------------------------------------------------
Group Total                                                 13,789
==================================================================
COMMERCIAL MORTGAGES (1.6%)
+##Asset Securitization
  Corp., Series
  97-D5 PS1 IO
   1.045%, 2/14/41                Aaa         89,762         6,951
?Carousel Center Finance,
  Inc.,
  Series:
  1 A1
   6.828%, 11/15/07               AA           6,415         6,544
  1 C
   7.527%, 11/15/07               BBB+         3,087         3,142
?Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                 AA           5,045         5,595
?Crystal Run Properties,
  Inc.,
  Series A
   7.393%, 8/15/11                AA          12,305        12,797
##?DLJ Mortgage Acceptance
  Corp.,
  Series 97-CF1 S IO
   1.058%, 3/15/17                AAA         66,628         2,575
##GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21                N/R         22,638         1,332
  97-C2 X IO
   1.089%, 4/15/27                N/R        153,589         7,168
+##GS Mortgage Securities
  Corp. II,
  Series 97-GL1 X2 IO
   0.697%, 7/13/30                Aaa         32,581         1,148
##Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A2
   7.676%, 3/15/18                N/R             46            46
  94-MD1 A3
   8.857%, 3/15/18                N/R          4,239         4,240
?Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07                 N/R          9,326         9,932
?Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03                AA           4,661         4,679

    The accompanying notes are an integral part of the financial statements.   7

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Fixed Income Portfolio

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
##Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.586%, 2/25/28                N/R    $    23,026   $     1,356
  96-CFL X1A IO
   0.734%, 2/25/28                N/R         10,726            41
  96-CFL X2 IO
   1.087%, 2/25/28                N/R          4,910            71
------------------------------------------------------------------
Group Total                                                 67,617
==================================================================
ENERGY (0.2%)
CMS Energy Corp.
   7.50%, 1/15/09                 BB           9,420         8,854
(a)Mobile Energy Services
  LLC
   8.665%, 1/1/17                 D            8,347         1,252
------------------------------------------------------------------
Group Total                                                 10,106
==================================================================
FEDERAL AGENCY (6.2%)
Federal Home Loan Mortgage
  Corporation
   6.625%, 9/15/09                Agy         88,645        94,185
Federal National Mortgage
  Association
   ++6.25%, 5/15/29               Agy        127,975       127,296
   7.125%, 1/15/30                Agy         20,075        22,261
Tennessee Valley Authority,
  Series A
   5.625%, 1/18/11                Agy         25,070        24,852
------------------------------------------------------------------
Group Total                                                268,594
==================================================================
FINANCE (11.0%)
American General Corp.
   7.50%, 8/11/10                 AA-         12,515        13,605
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                 BBB+         9,895        10,457
  Series A
   9.00%, 4/1/27                  BBB+        10,110         9,389
Bank of America Corp.
   7.40%, 1/15/11                 A           14,700        15,437
Bank One Corp.
   7.625%, 10/15/26               A-           6,930         7,085
   8.00%, 4/29/27                 A-           9,575        10,218
?BT Institutional Capital
  Trust,
  Series A
   8.09%, 12/1/26                 A           14,510        14,476
Chase Manhattan Corp.
   6.00%, 2/15/09                 A+           8,595         8,351
   7.00%, 11/15/09                A+           2,325         2,407
Citigroup, Inc.
   6.625%, 1/15/28                AA-          8,740         8,185
   7.25%, 10/1/10                 A+          20,700        21,784
EOP Operating LP
   6.763%, 6/15/07                BBB          3,685         3,716
   6.80%, 1/15/09                 BBB+         4,060         4,047
   7.25%, 6/15/28                 BBB+         2,205         2,009
   7.50%, 4/19/29                 BBB+        11,275        10,576
Equitable Companies, Inc.
   6.50%, 4/1/08                  A+           5,785         5,849
   7.00%, 4/1/28                  A+           1,905         1,855
?Farmers Exchange Capital
   7.05%, 7/15/28                 A+           8,032         6,901
?Farmers Insurance Exchange
   8.625%, 5/1/24                 A+          14,660        14,896
First Union Capital
   7.95%, 11/15/29                BBB+         2,940         2,888
?Florida Property & Casualty
   7.375%, 7/1/03                 A            7,590         7,849
++Ford Motor Credit Co.
   7.375%, 10/28/09               A           18,450        19,051

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
General Electric Capital
  Corp.
   7.375%, 1/19/10                AAA    $    20,180   $    22,315
?Goldman Sachs Group LP
   6.50%, 2/25/09                 A+           8,040         7,992
GS Holdings Escrow Corp.
   7.125%, 8/1/05                 BB+         17,890        17,503
Hartford Financial Services
  Group, Inc.
   7.90%, 6/15/10                 A            3,155         3,491
HMH Properties,
  Series A
   7.875%, 8/1/05                 BB           4,790         4,634
Household Finance Corp.
   5.875%, 2/1/09                 A           14,790        14,217
   8.00%, 7/15/10                 A            8,415         9,224
?John Hancock Financial
  Services, Inc.
   7.375%, 2/15/24                AA-         15,525        15,346
?Metropolitan Life
  Insurance Co.
   7.45%, 11/1/23                 A+          13,670        12,609
   7.80%, 11/1/25                 A+           8,410         8,442
?Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                 A           17,685        15,574
?New England Mutual,
  Series DTC
   7.875%, 2/15/24                A+             740           743
?New York Life Insurance Co.
   7.50%, 12/15/23                AA-          6,005         5,645
?Nisource Finance Corp.
   7.875%, 11/15/10               BBB         15,400        16,711
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                BBB+        11,840        11,634
?Prime Property Funding II,
  Inc.
   6.80%, 8/15/02                 A           10,560        10,681
   7.00%, 8/15/04                 A            7,625         7,729
?Prudential Insurance Co.
   8.30%, 7/1/25                  A-          24,810        26,543
State Street Corp.
   7.65%, 6/15/10                 A+           8,850         9,674
Washington Mutual
  Capital I, Inc.
   8.375%, 6/1/27                 BBB-         6,655         6,629
Washington Mutual, Inc.
   8.25%, 4/1/10                  BBB          6,400         7,054
Series A
   8.206%, 2/1/27                 BBB-         8,785         8,458
?World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                  AA-          8,899         9,076
  96 WFP-D
   6.95%, 9/1/13                  AA-         23,350        23,861
------------------------------------------------------------------
Group Total                                                476,816
==================================================================
FOREIGN BOND (1.9%)
Federal Home Loan Mortgage
  Corporation, (Euro)
  Series 2234-SC
   5.75%, 9/15/10                 Agy      EUR87,320        80,164
==================================================================
INDUSTRIALS (13.3%)
Adelphia Communications
  Corp.
   7.875%, 5/1/09                 B+     $     2,630         2,406
   9.375%, 11/15/09               B+          10,330        10,253
Aetna, Inc.
   7.875%, 3/1/11                 A-          11,805        12,010
Albertson's, Inc.
   7.45%, 8/1/29                  BBB+        19,330        18,185
?American Home Products
   6.70%, 3/15/11                 A           19,250        19,388

 8  The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
Calpine Corp.
   8.50%, 2/15/11                 BB+    $    13,245   $    13,603
#Charter Communications
  Holdings
   13.50%, 1/15/11                B+          10,425         6,542
Clear Channel
  Communications, Inc.
   7.65%, 9/15/10                 BBB-         6,480         6,819
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                 BBB-         2,160         1,874
Conoco, Inc.
   6.95%, 4/15/29                 BB-         25,050        24,994
Cox Communications, Inc.
   7.75%, 11/1/10                 BBB         10,315        10,970
CSC Holdings Inc.
   7.25%, 7/15/08                 BB+          1,485         1,450
   7.625%, 7/15/18                BB+          4,400         3,971
   7.875%, 12/15/07               BB+         10,190        10,348
   8.125%, 7/15/09                BB+          1,200         1,220
Daimler Chrysler N.A.
  Holdings Corp.
   8.00%, 6/15/10                 A-           7,885         8,181
   8.50%, 1/18/31                 A-           2,670         2,740
Delphi Automotive Systems
  Corp.
   7.125%, 5/1/29                 BBB          4,900         4,460
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10                 BB+          5,233         4,420
  94-K1 A1
   7.60%, 8/15/07                 BB+          2,479         2,248
  94-K1 A2
   8.375%, 8/15/15                BB+          1,045           854
Federated Department Stores,
  Inc.
   6.90%, 4/1/29                  BBB+        14,765        13,562
   7.00%, 2/15/28                 BBB+         1,990         1,851
   8.50%, 6/1/10                  BBB+         1,950         2,178
?Florida Windstorm
   7.125%, 2/25/19                AAA         20,155        20,320
Ford Motor Co.
   6.625%, 10/1/28                A           21,115        18,713
   7.45%, 7/16/31                 A            3,925         3,857
Fred Meyer, Inc.
   7.375%, 3/1/05                 BBB-         5,760         6,029
   7.45%, 3/1/08                  BBB-         3,340         3,507
?Harrahs Operating Co., Inc.
   8.00%, 2/1/11                  BBB-        10,435        10,682
Hartford Life Insurance,
  Inc.
   7.375%, 3/1/31                 A           11,940        12,258
HCA -- The Healthcare Co.
   7.19%, 11/15/15                BB+          8,895         7,902
   7.58%, 9/15/25                 BB+          4,980         4,506
   8.70%, 2/10/10                 BB+          1,250         1,331
   9.00%, 12/15/14                BB+          5,750         6,212
Host Marriott LP
   8.375%, 2/15/06                BB             645           639
?Kellogg Co.
   7.45%, 4/1/31                  BBB         12,015        12,058
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10                  BB+          2,851         2,636
Kroger Co.
   7.70%, 6/1/29                  BBB-           825           846
   8.05%, 2/1/10                  BBB-         5,850         6,396
Lenfest Communications, Inc.
   7.625%, 2/15/08                BBB         12,830        13,459
Lockheed Martin Corp.
   8.50%, 12/1/29                 BBB-        10,695        12,168
Lowe's Companies, Inc.
   6.50%, 3/15/29                 A           21,470        18,936
Lucent Technologies, Inc.
   6.45%, 3/15/29                 BBB-        12,560         7,989
News America Holdings, Inc.
   7.75%, 2/1/24                  BBB-         3,116         2,942
   8.875%, 4/26/23                BBB-         4,270         4,498

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
News America, Inc.
   7.28%, 6/30/28                 BBB-   $    15,605   $    13,852
Nortel Networks Ltd.
   6.125%, 2/15/06                A           11,795        11,436
?Oxymar
   7.50%, 2/15/16                 BBB-         8,570         6,876
#Pharmacia Corp.
   6.85%, 12/1/28                 AA-         21,835        21,346
Progress Energy, Inc.
   7.10%, 3/1/11                  BBB          6,700         6,918
?Qwest Capital Funding
   7.25%, 2/15/11                 BBB+           800           815
   7.75%, 2/15/31                 BBB+        11,645        11,585
Raytheon Co.
   8.20%, 3/1/06                  BBB-         8,750         9,286
   8.30%, 3/1/10                  BBB-         5,700         6,137
Rockwell International Corp.
   6.70%, 1/15/28                 A+           5,420         4,945
Safeway, Inc.
   6.50%, 3/1/11                  BBB          2,205         2,203
   7.25%, 2/1/31                  BBB          5,575         5,520
Saks, Inc.
   7.375%, 2/15/19                BB+         10,485         7,444
Sun Microsystems, Inc.
   7.65%, 8/15/09                 BBB+         8,065         8,315
Target Corp.
   5.50%, 4/1/07                  A            5,945         5,915
   6.35%, 1/15/11                 A            3,775         3,856
Time Warner Cos., Inc.
   6.625%, 5/15/29                BBB+        10,135         9,141
   7.57%, 2/1/24                  BBB+         2,155         2,201
TRW, Inc.
   7.625%, 3/15/06                BBB          7,615         7,741
U.S. Airways Corp., Pass
  Through Certificates
   8.11%, 2/20/17                 AAA          8,044         8,757
United Technologies Corp.
   7.125%, 11/15/10               A+           4,325         4,658
USA Waste Services, Inc.
   7.00%, 7/15/28                 BBB         13,185        11,715
Wal-Mart Stores, Inc.
   6.875%, 8/10/09                AA           4,355         4,608
   7.55%, 2/15/30                 AA          20,825        23,166
Waste Management, Inc.
   7.375%, 5/15/29                BBB          6,055         5,595
?Williams Cos
   7.50%, 1/15/31                 BBB-         8,785         8,705
------------------------------------------------------------------
Group Total                                                575,147
==================================================================
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
(sec.)Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 6/22/94,
   cost $99)                      N/R             79            79
(sec.)##Magnolia Federal
  Bank,
  Series 84-2
   9.143%, 10/1/07
   (acquired 5/1/87,
   cost $372)                     N/R            380           389
##Resolution Trust Corp.,
  Series 92-5 C CMO
   8.613%, 1/25/26                AA           1,200         1,200
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                  AA           2,466         2,506
------------------------------------------------------------------
Group Total                                                  4,174
==================================================================
TELEPHONES (2.8%)
++AT&T Corp.
   6.50%, 3/15/29                 A            8,525         7,194
?AT&T Wireless Group
   8.75%, 3/1/31                  BBB    $    11,840   $    11,924

    The accompanying notes are an integral part of the financial statements.   9

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
BellSouth
  Telecommunications, Inc.
   6.375%, 6/1/28                 AA-    $    14,765   $    13,271
Global Crossing Holdings
  Ltd.
   ?8.70%, 8/1/07                 BB           1,680         1,537
   9.125%, 11/15/06               BB          14,965        14,105
GTE Corp.
   6.94%, 4/15/28                 A+          12,530        12,048
Intermedia Communications,
  Inc.,
  Series B
   8.60%, 6/1/08                  B            6,225         6,100
   8.875%, 11/1/07                B            2,175         2,131
MCI WorldCom, Inc.
   6.95%, 8/15/28                 BBB+        25,040        21,487
Nextel Communications, Inc.
   #0.00%, 9/15/07                B           15,140        11,204
   9.375%, 11/15/09               B            4,680         3,978
?Qwest Capital Funding
   7.90%, 8/15/10                 BBB+         4,350         4,608
Sprint Capital Corp.
   7.625%, 1/30/11                BBB+        10,275        10,398
------------------------------------------------------------------
Group Total                                                119,985
==================================================================
TRANSPORTATION (0.6%)
Continental Airlines,
  Series:
  97-1A
   7.461%, 4/1/15                 AA+          2,270         2,371
  98-1 A
   6.648%, 9/15/17                AA+          8,281         8,321
  99-1 A
   6.545%, 8/2/20                 AA+          3,996         3,976
?Jet Equipment Trust,
  Series:
  94-A A11
   10.00%, 6/15/12                A+           1,535         1,738
  95-C
   10.69%, 11/1/13                BBB          8,100         8,984
------------------------------------------------------------------
Group Total                                                 25,390
==================================================================
UTILITIES (0.2%)
PSEG Energy Holdings
   9.125%, 2/10/04                BBB-        10,235        10,592
==================================================================
YANKEE (6.4%)
Abbey National plc
   7.95%, 10/26/29                AA-          2,120         2,338
Ahold Finance USA, Inc.
   6.875%, 5/1/29                 BBB+        14,210        12,934
   8.25%, 7/15/10                 BBB+         3,005         3,291
?Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                A-           9,270         9,761
British Telecommunications
  plc
   8.625%, 12/15/30               A           12,035        12,423
Deutsche Telekom
  International Finance
   8.00%, 6/15/10                 A-           1,560         1,593
   8.25%, 6/15/30                 A-          14,675        14,131
Glencore Nickel Property
  Ltd.
   9.00%, 12/1/14                 BB+         14,705        10,735
?Hutchison Whampoa
  Financial,
  Series B
   7.45%, 8/1/17                  A           13,765        13,371

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
?Hyundai Semiconductor
  America
   8.625%, 5/15/07                B-     $     4,532   $     3,016
Ing Cap Funding III
   8.439%, 12/29/49               A            9,040         9,683
Inter-American Development
  Bank
   5.75%, 2/26/08                 AAA         14,200        14,398
   7.375%, 1/15/10                AAA         14,200        15,791
Multicanal S.A.
   10.50%, 4/15/18                BB+          5,300         3,180
   13.125%, 4/15/09               B+           1,210           920
?Oil Purchase Co.
   7.10%, 4/30/02                 BB+          7,148         7,005
?Oil Purchase Co. II
   10.73%, 1/31/04                BB+          1,684         1,667
?Paiton Energy Funding BV
   9.34%, 2/15/14                 CC           9,830         2,949
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                  BB          16,980        13,754
Province of Quebec
   6.125%, 1/22/11                A+          13,260        13,375
   7.50%, 9/15/29                 A+          12,635        13,996
?Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14                BBB+        14,500        14,572
Republic of Brazil
   11.00%, 8/17/40                BB-          4,905         3,801
Republic of Colombia
   8.70%, 2/15/16                 BB           5,125         3,767
   11.75%, 2/25/20                BB           9,550         8,786
Tyco International Group
  S.A.
   6.75%, 2/15/11                 A-          11,190        11,272
   6.875%, 9/5/02                 A-           5,925         6,015
   6.875%, 1/15/29                A-             825           769
   7.00%, 6/15/28                 A-           2,240         2,119
Unilever Capital Corp.
   7.125%, 11/1/10                A+          10,750        11,516
United Mexican States
   8.125%, 12/30/19               BB+          9,090         8,181
Vodafone Group plc
   7.75%, 2/15/10                 A            6,950         7,490
   7.875%, 2/15/30                A           16,230        17,231
------------------------------------------------------------------
Group Total                                                275,830
==================================================================
TOTAL FIXED INCOME SECURITIES (Cost $4,978,659)          4,974,309
==================================================================
                                           SHARES
                                         -----------
PREFERRED STOCK (1.1%)
------------------------------------------------------------------
MORTGAGE -- OTHER (1.1%)
+?+Home Ownership Funding
  Corp.
   13.333% (Cost $42,532)         Aaa         59,625        45,151
==================================================================
RIGHTS (0.0%)
==================================================================
MISC-INDUSTRIALS (0.0%)
*@United Mexican States
  Recovery Rights, expiring
  6/30/03 (Cost $0)                       31,313,000             -
==================================================================

10  The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Fixed Income Portfolio

                                RATINGS         FACE
                              (STANDARD       AMOUNT         VALUE
                              & POOR'S)        (000)        (000)**
------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust
  Company, 11/20/05; monthly
  payments equal to 1% per
  annum of the outstanding
  notional balance indexed
  to GNMA ARM pools (Cost
  $4,423)                         N/R    $    59,361   $       883
==================================================================
CASH EQUIVALENTS (13.9%)
==================================================================
DISCOUNT NOTES (9.7%)
Federal Home Loan Bank
   4.63%, 6/8/01                              50,000        49,563
   5.11%, 5/4/01                               7,500         7,468
   5.37%, 4/25/01                             90,000        89,687
Federal Home Loan Mortgage Corporation
   4.84%, 5/31/01                             33,000        32,734
Federal National Mortgage Association
   4.67%, 6/28/01                             50,000        49,431
   4.70%, 5/15/01                             50,000        49,713
   4.90%, 5/4/01                              30,000        29,865
   5.11%, 5/3/01                              61,504        61,229
   5.29%, 4/16/01                             50,000        49,891
------------------------------------------------------------------
                                                           419,581
==================================================================
REPURCHASE AGREEMENT (4.2%)
Chase Securities, Inc. 5.05%
  dated 3/30/01 due 4/2/01
  to be repurchased at
  $181,448 collateralized by
  various U.S. Government
  Obligations, due 2/21/22-
  11/15/28 valued at
  $181,583                                   181,373       181,373
------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $600,954)                     600,954
------------------------------------------------------------------
TOTAL INVESTMENTS (130.0%) (Cost $5,626,568)             5,621,297
==================================================================
OTHER ASSETS & LIABILITIES (-30.0%)
Receivable for Investments Sold                            316,319
Receivable for Forward Commitments                         159,829
Dividends Receivable                                         1,987
Interest Receivable                                         48,723
Receivable for Fund Shares Sold                              2,119
Unrealized Gain on Swap Agreements                           8,429
Investments Held as Collateral for
  Loaned Securities                                        144,133
Other Assets                                                   370
Payable for Investments Purchased                         (246,198)
Payable for Forward Commitments                         (1,504,294)
Payable for Investment Advisory Fees                        (3,970)
Payable for Administrative Fees                               (294)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                 (327)
Overdraft Payable                                           (4,414)
Payable for Distribution Fee -- Adviser
  Class                                                        (34)
Payable for Fund Shares Redeemed                           (63,561)
Payable for Daily Variation On Futures
  Contracts                                                 (1,694)
Payable to Broker                                           (7,116)
Payable for Shareholder Servicing
  Fee -- Investment Class                                       (8)
Collateral on Securities Loaned, at
  Value                                                   (144,133)
Other Liabilities                                           (2,564)
                                                        ----------
                                                        (1,296,698)
------------------------------------------------------------------
NET ASSETS (100%)                                      $ 4,324,599
==================================================================

                                                             VALUE
                                                            (000)**
------------------------------------------------------------------
------------------------------------------------------------------
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 351,721,228 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                               $ 4,103,241
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                              $     11.67
==================================================================
INVESTMENT CLASS
==================================================================
NET ASSETS
Applicable to 5,169,210 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                               $    60,293
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                              $     11.66
==================================================================
ADVISER CLASS
==================================================================
NET ASSETS
Applicable to 13,818,349 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                               $   161,065
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                              $     11.66
==================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                      $ 4,370,844
  Undistributed Net Investment Income
    (Loss)                                                  67,925
  Undistributed Realized Net Gain
    (Loss)                                                (114,952)
  Unrealized Appreciation
    (Depreciation) on:
    Investment Securities                                   (5,271)
    Foreign Currency Transactions                             (101)
    Futures and Swaps                                        6,154
------------------------------------------------------------------
NET ASSETS                                             $ 4,324,599
==================================================================

(sec.)  Restricted Security -- Total market value of restricted securities owned at March 31, 2001 was $3,105,000 or 0.1%
        of net assets.
**      See Note A1 to Financial Statements.
*       Non-income producing security
?       144A security. Certain conditions for public sale may
        exist.
++      A portion of these securities was pledged to cover margin
        requirements for futures contracts.
!       Moody's Investors Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
!!      Security is fair valued by the Adviser.
(a)     Security is in default.
#       Step Bond -- Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate security -- rate disclosed is as of March 31, 2001.
@       Value is less than $500.
CMO     Collateralized Mortgage Obligation
Inv Fl  Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at March 31, 2001.
EUR     Euro
IO      Interest Only
N/R     Not rated by Moody's Investors Service, Inc. or Standard &
        Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note A7 to
        Financial Statements.
YMA     Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements. 11

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Special Purpose Fixed Income Portfolio

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
FIXED INCOME SECURITIES (119.6%)
-----------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (54.9%)
Federal Home Loan Mortgage Corporation,
  Gold Pools:
   8.50% 9/1/30-10/1/30               Agy    $  7,664   $   7,989
   10.50% 9/1/09-3/1/27               Agy       3,374       3,726
   11.00% 12/1/10-9/1/20              Agy         827         914
   11.75% 12/1/17                     Agy          67          75
  April TBA:
   7.50% 4/1/31                       Agy       4,200       4,296
   8.00% 4/1/31                       Agy      11,600      11,972
Federal National Mortgage Association,
  Conventional Pools:
   8.50% 4/1/30-12/1/30               Agy      39,474      41,057
   9.00% 1/1/21                       Agy       1,955       2,092
   9.50% 11/1/20-2/1/27               Agy       3,293       3,557
   10.00% 11/1/18-5/1/22              Agy       3,590       3,925
   10.50% 8/1/15-4/1/22               Agy       1,106       1,225
   11.00% 11/1/20                     Agy          86          96
   12.00% 11/1/15                     Agy       1,562       1,783
   12.50% 9/1/15                      Agy         124         143
  April TBA
   7.00% 4/1/31                       Agy      21,450      21,711
   7.50% 4/25/29                      Agy      14,000      14,308
   8.00% 4/25/29                      Agy       5,700       5,877
   8.50% 4/1/30-4/1/31                Agy       9,800      10,201
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   1.000% 11/20/05                    Tsy      15,365         228
   6.375% 3/20/25                     Tsy         733         740
   6.875% 2/20/25-6/20/25             Tsy       4,178       4,231
   7.00% 2/20/25-5/20/25              Tsy       3,721       3,762
   7.375% 2/20/25-6/20/25             Tsy       4,233       4,278
   7.625% 10/20/27-12/20/27           Tsy       3,890       3,951
  Various Pools:
   9.50% 4/15/28                      Tsy       2,059       2,232
   10.00% 2/15/16-10/15/28            Tsy       4,256       4,667
   10.50% 10/15/15-5/15/26            Tsy       1,292       1,434
   11.00% 1/15/10-5/15/26             Tsy       2,424       2,727
   12.00% 3/15/11                     Tsy          18          21
   12.50% 6/15/10                     Tsy          28          33
  April TBA
   7.00% 4/15/31                      Tsy      35,550      36,103
-----------------------------------------------------------------
Group Total                                               199,354
=================================================================
ASSET BACKED CORPORATES (13.8%)
Arcadia Automobile Receivables Trust,
  Series 97-D A3
   6.20%, 5/15/03                     AAA         477         479
Associates Automobile
  Receivables Trust,
  Series 00-1 A2
   7.15%, 6/15/03                     AAA       2,125       2,140
BMW Vehicle Owner Trust,
  Series:
  99-A A2
   6.16%, 12/25/01                    AAA         105         106
  00-A A2
   6.65%, 2/25/03                     AAA       3,100       3,132
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19                     AAA         449         448

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05                    AAA    $     89   $      89
Citibank Credit Card Issuance
  Trust,
  Series 00-A3 A3
   6.875%, 11/16/09                   AAA       4,030       4,258
Connecticut RRB Special Purpose
  Trust,
  Series 01-1 A5
   6.21%, 12/30/11                    AAA       2,000       2,009
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05                     AAA         145         145
Daimler Benz Vehicle Trust,
  Series 98-A A3
   5.16%, 1/20/03                     AAA       1,771       1,772
DaimlerChrysler Auto Trust,
  Series 00-E A2
   6.21%, 12/8/03                     AAA       2,200       2,225
Detroit Edison Securitization
  Funding LLC,
  Series:
  01-1 A3
   5.875%, 3/1/10                     AAA       1,155       1,158
  01-1 A5
   6.42%, 3/1/15                      AAA       1,350       1,345
EQCC Home Equity Loan Trust,
  Series:
  99-1 AIF
   5.77%, 3/20/29                     AAA         379         378
  99-3 AIF
   6.548%, 4/25/10                    AAA       1,193       1,194
?First Mortgage Acceptance
  Corp., Loan Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18                    AAA         970         699
First Security Auto Owner Trust,
  Series 00-1 A2
   7.20%, 5/15/03                     AAA       2,209       2,229
Ford Credit Auto Owner Trust,
  Series:
  99-D A3
   6.20%, 4/15/02                     AAA       1,173       1,175
  00-A A3
   6.82%, 6/17/02                     AAA       2,054       2,063
Greenpoint Manufactured Housing,
  Series 99-1 A1
   5.78%, 12/15/09                    AAA         634         634
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series 99-2 A1
   5.84%, 10/15/03                    AAA         596         598
+HFC Home Equity Loan, Series
  99-1 A1
   6.83%, 12/20/16                    Aaa         644         646
Honda Auto Receivables Owner
  Trust,
  Series 00-1 A2
   6.65%, 12/16/02                    AAA       2,600       2,630
?Long Beach Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                     AAA         193         193
MBNA Master Credit Card Trust,
  Series:
  99-B A
   5.90%, 8/15/11                     AAA       1,495       1,497
  00-E
   7.80%, 10/15/12                    AAA       1,815       2,029

 12 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
MMCA Automobile Trust, Series
  99-2A 1
   6.30%, 6/15/02                     AAA    $    482   $     482
?National Car Rental Financing
  Ltd., Series 96-1 A4
   7.35%, 10/20/03                    N/R       1,300       1,327
?New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02                    AAA         370         371
Nissan Auto Receivables Owner
  Trust, Series:
  00-B A2
   7.15%, 12/15/02                    AAA       2,500       2,522
  00-C A2
   6.71%, 3/17/03                     AAA       2,025       2,051
Option One Mortgage Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29                     AAA         245         245
Peco Energy Transition Trust,
  Series:
  00-A A3
   7.625%, 3/1/10                     AAA       2,350       2,554
  01-A A1
   6.52%, 12/31/10                    AAA       1,500       1,530
PSE&G Transition Funding LLC,
  Series 00-1 A6
   6.61%, 6/15/15                     AAA       1,220       1,249
?Securitized Multiple Asset
  Rated Trust,
  Series 97-3 A1
   7.71%, 4/15/06                     N/R       1,272         254
?Team Fleet Financing Corp.,
  Series 96-1 A
   6.65%, 12/15/02                    A-        1,125       1,126
Toyota Auto Receivables Owner
  Trust,
  Series 01-A A2
   5.38%, 12/15/03                    AAA       1,150       1,157
-----------------------------------------------------------------
Group Total                                                50,139
=================================================================
ASSET BACKED MORTGAGES (0.1%)
Cityscape Home Equity Loan
  Trust, Series:
  96-3 A IO
   1.00%, 10/25/26                    AAA      12,076         144
  ?96-3 A YMA
   10/25/26                           N/R      12,076           1
Contimortgage Home Equity
  Loan Trust,
  Series
  ?96-4 A11 IO
   1.10%, 1/15/28                     AAA       7,565          94
  ?96-4 A11 YMA
   1/15/28                            AAA       7,565           1
  96-4 A12 IO
   1.05%, 1/15/28                     AAA       1,211          10
  ?@96-4 A12 YMA
   1/15/28                            AAA       1,211           -
  97-1 A10 IO
   3/15/28                            AAA       9,095         125
  97-1 A10 YMA
   1.10%, 3/15/28                     N/R       9,095           6
-----------------------------------------------------------------
Group Total                                                   381
=================================================================

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES
  (2.6%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  88-22 C REMIC PAC
   9.50%, 4/15/20                     Agy    $     27   $      28
  186 IO
   8.00%, 8/1/27                      Agy       1,116         206
  1415-S Inv Fl IO
   16.938%, 11/15/07                  Agy         361         144
  1476-S Inv Fl IO REMIC PAC
   3.736%, 2/15/08                    Agy       3,937         330
  1485-S Inv Fl IO REMIC
   4.413%, 3/15/08                    Agy       2,974         227
  1600-SA Inv Fl IO REMIC
   2.813%, 10/15/08                   Agy       7,290         408
  2111-SB Inv Fl IO
   2.336%, 1/15/29                    Agy      11,027         450
  2247-SC Inv Fl IO REMIC
   1.931%, 8/15/30                    Agy      11,519         395
Federal National Mortgage
  Association,
  Series:
  92-186 S Inv Fl IO
   3.186%, 10/25/07                   Agy       6,493         428
  ##94-73 F
   5.563%, 12/25/20                   Agy          61          61
  ##94-97 FC REMIC
   5.763%, 3/25/24                    Agy         328         330
  96-14 PC PO
   12/25/23                           Agy         227         184
  96-68 SC Inv Fl IO REMIC
   3.16%, 1/25/24                     Agy       3,825         384
  ##97-70 FA REMIC PAC (11)
   5.513%, 7/18/20                    Agy         238         238
  ##98-22 FA Inv Fl REMIC
   5.456%, 4/18/28                    Agy       1,674       1,667
  191 IO
   8.00%, 1/1/28                      Agy       3,791         699
  207 IO
   7.00% 4/1/30                       Agy       1,889         355
  291 2 IO
   8.00%, 11/1/27                     Agy       2,887         523
  296 2 IO
   8.00%, 4/1/24                      Agy       2,203         425
  306 IO
   8.00% 5/1/30                       Agy       8,096       1,224
Government National Mortgage
  Association,
  Series:
  99-32 SB Inv Fl IO REMIC
   2.43%, 7/16/27                     Tsy       7,415         365
  99-43 UN Inv Fl IO
   2.43%, 11/16/29                    Tsy       7,091         430
-----------------------------------------------------------------
Group Total                                                 9,501
=================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  NON-AGENCY COLLATERAL SERIES (0.2%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20                    A           139         143
  V 1G
   9.125%, 4/25/21                    AAA         625         632
-----------------------------------------------------------------
Group Total                                                   775
=================================================================
COMMERCIAL MORTGAGES (4.3%)
?Beverly Finance Corp., Series
  94-1
   8.36%, 7/15/04                     AAA       2,175       2,319

    The accompanying notes are an integral part of the financial statements.  13

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Special Purpose Fixed Income Portfolio

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
?Carousel Center Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07                   AA     $  1,550   $   1,581
?Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                     AA        1,591       1,764
?Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/11                    AA        2,125       2,210
+##GMAC Commercial Mortgage Securities,
  Inc.,
  Series:
  96-C1 X2 IO
   1.967%, 3/15/21                    Aaa       5,484         323
  97-C2 X IO
   1.255%, 4/15/27                    N/R      20,756         969
+##GS Mortgage Securities Corp. II, Series
  97-GL X2 IO
   0.697%, 7/13/30                    Aaa       5,307         187
##Nomura Asset Securities Corp., Series
  94-MD1 A3
   8.857%, 3/15/18                    N/R       1,135       1,135
?Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/12                     N/R         853         908
?Prime Property Fund, Series 1 A
   6.633%, 7/23/03                    AA        1,519       1,525
?Stratford Finance Corp.
   6.776%, 2/1/04                     AA        2,300       2,357
##Structured Asset Securities Corp.,
  Series:
  96-CFL X1 IO
   1.586%, 2/25/28                    N/R       5,647         333
  96-CFL XIA IO
   0.734%, 2/25/28                    N/R       2,419           9
  96-CFL X2 IO
   1.087%, 2/25/28                    N/R       1,189          17
-----------------------------------------------------------------
Group Total                                                15,637
=================================================================
ENERGY (0.3%)
CMS Energy Corp.
   7.50%, 1/15/09                     BB        1,055         992
(a)Mobile Energy Services LLC
   8.665%, 1/1/17                     D         1,709         256
-----------------------------------------------------------------
Group Total                                                 1,248
=================================================================
FINANCE (13.8%)
American General Corp.
   7.50%, 8/11/10                     AA-       1,315       1,429
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                     BBB+        735         777
  Series A
   9.00%, 4/1/27                      BBB+      1,135       1,054
Bank of America Corp.
   7.40%, 1/15/11                     A         1,220       1,281
Bank One Corp.
   7.625%, 10/15/26                   A-        1,060       1,084
   7.875%, 8/1/10                     A-          430         466
   8.00%, 4/29/27                     A-          205         219
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                     A         2,205       2,200
Chase Manhattan Corp.
   6.00%, 2/15/09                     A+        1,000         972
Citicorp,
  Series F
   6.375%, 11/15/08                   A+        1,285       1,284
Citigroup, Inc.
   6.625%, 1/15/28                    AA-         870         815
   7.25%, 10/1/10                     A+          845         889
EOP Operating LP
   6.763%, 6/15/07                    BBB+      1,420       1,432
   7.50%, 4/19/29                     BBB+        670         628

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
?Farmers Insurance Exchange
  8.625%, 5/1/24                      A+     $  2,200   $   2,235
First Union Capital
   7.95%, 11/15/29                    BBB+        235         231
?Florida Property and Casualty
  7.375%, 7/1/03                      A           750         776
Ford Motor Credit Co.
   5.80%, 1/12/09                     A           390         368
   7.375%, 10/28/09                   A         1,695       1,750
General Electric Capital Corp.
   7.375%, 1/19/10                    AAA       2,025       2,239
?Goldman Sachs Group LP
   6.50%, 2/25/09                     A+          730         726
Great Western
   8.206%, 2/1/27                     BBB-        255         245
GS Escrow Corp.
   7.125%, 8/1/05                     BB+       1,955       1,913
Hartford Financial Services Group, Inc.
   7.90%, 6/15/10                     A           275         304
HMH Properties,
  Series A
   7.875%, 8/1/05                     BB          490         474
Household Finance Corp.
   5.875%, 2/1/09                     A         1,600       1,538
   8.00%, 7/15/10                     A           650         712
?John Hancock Financial
  Services, Inc.
   7.375%, 2/15/24                    AA-       1,380       1,364
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                     A+        2,000       1,845
   7.80%, 11/1/25                     A+          250         251
?Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                     A         2,300       2,025
?New York Life Insurance Co.
   7.50%, 12/15/23                    AA-       1,075       1,011
?NiSource Finance Corp.
   7.875%, 11/15/10                   BBB       1,515       1,644
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                    BBB+      1,800       1,769
?Prime Property Funding II, Inc.
   6.80%, 8/15/02                     A           200         202
   7.00%, 8/15/04                     A         1,945       1,971
?Prudential Insurance Co.
   8.30%, 7/1/25                      A-        2,375       2,541
State Street Corp.
   7.65%, 6/15/10                     A+          880         962
Washington Mutual Capital I,
  Inc.
   8.375%, 6/1/27                     BBB-      1,300       1,295
Washington Mutual, Inc.
   8.25%, 4/1/10                      BBB         555         612
?World Financial Properties,
   6.91%, 9/1/13                      AA-       2,775       2,831
  Series 96 WFP-D
   6.95%, 9/1/13                      AA-       1,700       1,737
-----------------------------------------------------------------
Group Total                                                50,101
=================================================================
FOREIGN GOVERNMENT BOND (1.9%)
Federal Home Loan Mortgage
  Corporation, Series 2234-SC
   5.75% 9/15/10                      Agy    EUR7,560       6,940
=================================================================
INDUSTRIALS (15.4%)
Adelphia Communications Corp.
   7.875%, 5/1/09                     B+     $    260         238
   9.375%, 11/15/09                   B+        1,020       1,012
Aetna, Inc.
   7.875%, 3/1/11                     A-        1,140       1,160

 14 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
Albertson's, Inc.
   7.45%, 8/1/29                      BBB+   $  1,850   $   1,740
?American Home Products
   6.70%, 3/15/11                     A         1,455       1,465
Calpine Corp.
   8.50%, 2/15/11                     BB+       1,270       1,304
Charter Communications Holdings
   11.75%, 1/15/10                    B+          285         194
   13.50%, 1/15/11                    B+          595         373
Clear Channel Communications,
  Inc.
   7.65%, 9/15/10                     BBB-        725         763
Conoco, Inc.
   6.95%, 4/15/29                     A-        2,550       2,544
Continental Airlines, Series
  97-1 A
   7.461%, 4/1/15                     AA+         447         467
Cox Communications, Inc.
   7.75%, 11/1/10                     BBB         990       1,053
CSC Holdings, Inc.
   7.875%, 12/15/07                   BB+       1,290       1,310
DaimlerChrysler N.A. Holdings
  Corp.
   8.00%, 6/15/10                     A-          795         825
   8.50%, 1/18/31                     A-          200         205
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                     BBB         450         410
DR Structured Finance, Series:
  93-K1 A1
   6.66%, 8/15/10                     BB+         390         329
  94-K2 A2
   9.35%, 8/15/19                     BB+       1,010         870
Federated Department Stores,
  Inc.
   6.90%, 4/1/29                      BBB+      1,275       1,171
   7.00%, 2/15/28                     BBB+        200         186
?Florida Windstorm
   7.125%, 2/25/19                    AAA       1,930       1,946
Ford Motor Co.
   6.625%, 10/1/28                    A         1,830       1,622
   7.45%, 7/16/31                     A           600         590
?Harrahs Operating Co., Inc.
   8.00%, 2/1/11                      BBB-        995       1,019
Hartford Life
   7.375%, 3/1/31                     A         1,240       1,273
HCA -- The Healthcare Co.
   7.19%, 11/15/15                    BB+       1,050         933
   9.00%, 12/15/14                    BB+         785         848
?Kellogg Co.
   7.45%, 4/1/31                      BBB         915         918
Kroger Co.
   7.70%, 6/1/29                      BBB-      1,240       1,272
Lenfest Communications, Inc.
   7.625%, 2/15/08                    BBB       1,330       1,395
Lockheed Martin Corp.
   8.50%, 12/1/29                     BBB-      1,120       1,274
Lowe's Companies, Inc.
   6.50%, 3/15/29                     A         1,685       1,486
   6.875%, 2/15/28                    A           520         482
Lucent Technologies, Inc.
   6.45%, 3/15/29                     BBB-      1,275         811
News America Holdings, Inc.
   7.28%, 6/30/28                     BBB-      2,050       1,820
   8.875%, 4/26/23                    BBB-        270         284
Nortel Networks Ltd.
   6.125%, 2/15/06                    A         1,215       1,178
?Oxymar
   7.50%, 2/15/16                     BBB-      1,490       1,195
Pharmacia Corp.
   6.60%, 12/1/28                     AA-       2,355       2,302
Progress Energy, Inc.
   7.10%, 3/1/11                      BBB         680         702
?Qwest Capital Funding
   7.75%, 2/15/31                     BBB+      1,655       1,646
Raytheon Co.
   8.20%, 3/1/06                      BBB-        770         817
   8.30%, 3/1/10                      BBB-        445         479

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
Rockwell International Corp.
   6.70%, 1/15/28                     A+     $    470   $     429
Safeway, Inc.
   7.25%, 2/1/31                      BBB         545         540
Saks, Inc.
   7.375%, 2/15/19                    BB+         970         689
Sun Microsystems, Inc.
   7.65%, 8/15/09                     BBB+        930         959
Target Corp.
   5.50%, 4/1/07                      A           430         428
   6.35%, 1/15/11                     A           385         393
Time Warner, Inc.
   6.625%, 5/15/29                    BBB+      1,180       1,064
   7.57%, 2/1/24                      BBB+        215         220
TRW, Inc.
   7.625%, 3/15/06                    BBB         720         732
U.S. Airways Corp., Pass Through
  Certificates
   8.11%, 2/20/17                     AAA         756         823
United Technologies Corp.
   7.125%, 11/15/10                   A+          405         436
USA Waste Services, Inc.
   7.00%, 7/15/28                     BBB       1,490       1,324
Wal-Mart Stores, Inc.
   6.875%, 8/10/09                    AA          355         376
   7.55%, 2/15/30                     AA        2,025       2,253
Waste Management, Inc.
   7.375%, 5/15/29                    BBB         525         485
?Williams Cos
   7.50%, 1/15/31                     BBB-        675         669
-----------------------------------------------------------------
Group Total                                                55,731
=================================================================
NON-AGENCY FIXED RATE MORTGAGES (0.3%)
First Federal Savings & Loan
  Association, Series 92-C
   8.75%, 6/1/06                      AA           11          12
   (acquired 8/24/92 cost $28)
##Resolution Trust Corp., Series
  92-5 C CMO
   8.613%, 1/25/26                    AA          332         332
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                      AA          782         795
Shearson American Express,
  Series A CMO
   9.625%, 12/1/12                    AA          128         128
   (acquired 8/25/93 cost $128)
-----------------------------------------------------------------
Group Total                                                 1,267
=================================================================
TELEPHONES (3.2%)
++AT&T Corp.
   6.50%, 3/15/29                     A           950         802
?AT&T Wireless Group
   8.75%, 3/1/31                      BBB       1,130       1,138
BellSouth Telecommunications,
  Inc.
   6.375%, 6/1/28                     AA-       1,445       1,299
Global Crossing Holdings Ltd.
   9.125%, 11/15/06                   BB        1,550       1,461
GTE Corp.
   6.94%, 4/15/28                     A+        1,165       1,120
Intermedia Communications, Inc.
   #12.50%, 5/15/06                   B           355         357
  Series B
   8.60%, 6/1/08                      B           425         416
MCI WorldCom, Inc.
   6.95%, 8/15/28                     BBB+      2,755       2,364
Nextel Communications, Inc.
   #0.00%, 9/15/07                    B         1,660       1,228
   9.375%, 11/15/09                   B           300         255

    The accompanying notes are an integral part of the financial statements.  15

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Special Purpose Fixed Income Portfolio

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
Sprint Capital Corp.
   7.625%, 1/30/11                    BBB+   $    990   $   1,002
-----------------------------------------------------------------
Group Total                                                11,442
=================================================================
TRANSPORTATION (0.9%)
Continental Airlines, Series
  98-1 A
   6.648%, 9/15/17                    AA+         744         747
  99-1 A
   6.545%, 8/2/20                     AA+         332         331
?Jet Equipment Trust, Series
  95-C
   10.69%, 11/1/13                    BBB       2,080       2,307
-----------------------------------------------------------------
Group Total                                                 3,385
=================================================================
UTILITIES (0.3%)
PSEG Energy Holdings, Inc.
   9.125%, 2/10/04                    AAA         875         906
=================================================================
YANKEE (7.6%)
Abbey National plc
   7.95%, 10/26/29                    AA-         195         215
Ahold Finance USA, Inc.
   6.875%, 5/1/29                     BBB+      1,445       1,315
   8.25%, 7/15/10                     BBB+        310         340
Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                    A-          915         963
British Telecom plc
   8.625%, 12/15/30                   A         1,210       1,249
Deutsche Telekom International
  Finance
   8.00%, 6/15/10                     A-          150         153
   8.25%, 6/15/30                     A-        1,525       1,468
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                     BB+       1,605       1,172
?Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                      A         1,475       1,433
?Hyundai Semiconductor America
   8.625%, 5/15/07                    B-          500         333
ING Capital Funding III
   8.439%, 12/29/49                   A           910         975
Inter-American Development Bank
   5.75%, 2/26/08                     AAA       1,425       1,445
   7.375%, 1/15/10                    AAA       1,425       1,585
Multicanal S.A.
   10.50%, 4/15/18                    B+          725         435
?Oil Purchase Co.
   7.10%, 4/30/02                     BB+         817         800
?Paiton Energy Funding BV
   9.34%, 2/15/14                     CC        1,625         487
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                      BB        1,765       1,430
Province of Quebec
   6.125%, 1/22/11                    A+        2,730       2,754
   7.50%, 9/15/29                     A+          350         388
?Ras Laffan Liquefied Natural
  Gas Co.
   8.294%, 3/15/14                    BBB+      1,100       1,105
Republic of Brazil
   11.00%, 8/17/40                    BB-         495         384
Republic of Colombia
   8.70%, 2/15/16                     BB          445         327
   11.75%, 2/25/20                    BB          735         676

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT      VALUE
                                  & POOR'S)   (000)      (000)**
-----------------------------------------------------------------
Tyco International Group S.A.
   6.75%, 2/15/11                     A-     $  1,100   $   1,108
   6.875%, 9/5/02                     A-          450         457
   6.875%, 1/15/29                    A-          135         126
   7.00%, 6/15/28                     A-          165         156
Unilever Capital Corp.
   7.125%, 11/1/10                    A+        1,055       1,130
United Mexican States Par Bond
   8.125%, 12/30/19                   BB+         755         679
  Series 97-1 A
   #@0.00%, 6/30/03                   N/R       1,707          --
?Vodafone Group plc
   7.75%, 2/15/10                     A           195         210
   7.875%, 2/15/30                    A         2,150       2,283
-----------------------------------------------------------------
Group Total                                                27,581
=================================================================
TOTAL FIXED INCOME SECURITIES (Cost $440,695)             434,388
=================================================================
                                               SHARES
                                             --------
PREFERRED STOCK (1.0%)
=================================================================
MORTGAGES -- OTHER (1.0%)
?+Home Ownership Funding Corp.
   13.331% (Cost $3,518)              Aaa       5,000       3,786
=================================================================
                                                 FACE
                                               AMOUNT
                                                (000)
                                             --------
CASH EQUIVALENT (6.4%)
=================================================================
REPURCHASE AGREEMENT (6.4%)
Chase Securities, Inc. 5.05%,
  dated 3/30/01, due 4/2/01, to
  be repurchased at $23,079,
  collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28, valued at
  $23,096 (Cost $23,069)                     $ 23,069      23,069
-----------------------------------------------------------------
TOTAL INVESTMENTS (127.0%) (Cost $467,282)                461,243
=================================================================
OTHER ASSETS AND LIABILITIES (-27.0%)
Receivable for Investments Sold                            28,370
Receivable for Forward Commitments                         21,919
Dividends Receivable                                          167
Interest Receivable                                         4,435
Investments Held as Collateral for Loaned
  Securities                                               23,001
Unrealized Gain on Swap Agreements                          2,083
Other Assets                                                   50
Payable for Bank Overdraft                                     (5)
Payable for Investments
  Purchased                                               (27,924)
Payable for Forward Commitments                          (126,173)
Payable for Investment Advisory Fees                         (365)
Payable for Administrative Fees                               (26)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                              (45)
Payable for Fund Shares Redeemed                             (180)

 16 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                           VALUE
                                                          (000)**
-----------------------------------------------------------------
Payable for Variation Margin On Futures
Contracts                                               $    (253)
Collateral on Securities Loaned, at Value                 (23,001)
Other Liabilities                                            (232)
                                                        ---------
                                                          (98,179)
-----------------------------------------------------------------
NET ASSETS (100%)                                       $ 363.064
=================================================================
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 30,793,158 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                            $ 363,064
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $11.79
=================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                       $ 367,709
  Undistributed Net Investment Income
    (Loss)                                                  7,481
  Undistributed Realized Net Gain (Loss)                   (7,694)
  Unrealized Appreciation (Depreciation)
    on:
    Investment Securities                                  (6,039)
    Foreign Currency Transactions                              (8)
    Futures and Swaps                                       1,615
-----------------------------------------------------------------
NET ASSETS                                              $ 363,064
=================================================================

**      See Note A1 to Financial Statements.
?       144A security. Certain conditions for public sale may
        exist.
++      A portion of these securities was pledged to cover margin
        requirements for futures contracts.
!       Moody's Investor Service, Inc. rating. Security is not
        rated by Standard & Poor's Corporation.
(a)     Security is in default.
#       Step Bond -- Coupon rate increases in increments to
        maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is the ultimate maturity.
##      Variable or floating rate security -- rate disclosed is as of March 31, 2001
@       Value is less than $500.
CMO     Collateralized Mortgage Obligation
EUR     Euro
Inv Fl  Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at March 31, 2001.
IO      Interest Only
N/R     Not rated by Moody's Investor Service, Inc. or Standard &
        Poor's Corporation.
PAC     Planned Amortization Class
PO      Principal Only
REMIC   Real Estate Mortgage Investment Conduit
TBA     Security is subject to delayed delivery. See Note A8 to
        Financial Statements.
YMA     Yield Maintenance Agreement

    The accompanying notes are an integral part of the financial statements.  17

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Fixed Income II Portfolio

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
FIXED INCOME SECURITIES (115.5%)
------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (53.3%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   8.25%, 10/1/06                     Agy        $   31   $     33
   10.00%, 9/1/17-1/1/20              Agy           421        457
   10.25%, 7/1/09                     Agy            92        100
   11.00%, 1/1/16                     Agy           126        139
   11.25%, 9/1/10-12/1/14             Agy           145        160
  Gold Pools:
   8.50%, 12/1/30                     Agy         5,461      5,692
   10.00%, 10/1/19-1/1/21             Agy           731        801
   10.50%, 3/1/16                     Agy           400        444
  April TBA
   7.00%, 4/1/30                      Agy        14,400     14,591
   7.50%, 4/1/31                      Agy         8,300      8,489
   8.00%, 4/1/31                      Agy        11,050     11,404
Federal National Mortgage
  Association,
  Conventional Pools:
   8.50%, 1/1/30-2/1/31               Agy        38,642     40,197
   9.00%, 2/1/17                      Agy           604        647
   9.50%, 5/1/28                      Agy         1,305      1,410
   10.00%, 3/1/20-5/1/22              Agy         1,163      1,271
   10.50%, 11/1/17-2/1/28             Agy           448        496
   10.75%, 8/1/13                     Agy            21         24
   11.00%, 4/1/21                     Agy           981      1,103
   11.25%, 8/1/13                     Agy            71         80
   11.50%, 1/1/17-9/1/25              Agy           281        318
  April TBA
   7.50%, 4/25/29                     Agy         7,700      7,869
   8.00%, 4/25/29                     Agy         3,700      3,815
   8.50%, 4/1/31                      Agy         1,125      1,171
Government National Mortgage
  Association Adjustable Rate
  Mortgages:
   6.375%, 3/20/25                    Tsy           492        496
   6.50%, 10/20/27-1/20/28            Tsy         3,117      3,163
   6.875%, 4/20/25-6/20/25            Tsy         1,779      1,802
   7.00%, 2/20/25-11/20/25            Tsy         3,376      3,428
   7.125%, 12/20/27                   Tsy           376        381
   7.375%, 2/20/25-6/20/25            Tsy         1,737      1,756
   7.75%, 7/20/25                     Tsy           239        243
   11.50%, 1/20/18                    Tsy             6          6
  Various Pools:
   9.00%, 11/15/17                    Tsy         1,582      1,695
   9.50%, 12/15/17-9/15/28            Tsy         5,649      6,124
   10.00%, 11/15/09-10/15/28          Tsy         8,051      8,828
   10.50%, 3/15/19-5/15/19            Tsy            55         61
   11.00%, 2/15/10-2/15/19            Tsy           498        560
  April TBA
   7.00%, 4/1/30                      Tsy        28,450     28,894
------------------------------------------------------------------
Group Total                                                158,148
==================================================================
ASSET BACKED CORPORATES (11.6%)
Arcadia Automobile Receivables
  Trust,
  Series:
  97-C A4
   6.375%, 1/15/03                    AAA           448        450
  97-D A3
   6.20%, 5/15/03                     AAA           353        355
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12                     AAA           357        357

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
BMW Vehicle Owner Trust,
  Series:
  99-A A2
   6.16%, 12/25/01                    AAA        $   82   $     82
  00-A A2
   6.65%, 2/25/03                     AAA         2,100      2,122
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19                     AAA           369        369
Chevy Chase Auto Receivables
  Trust,
  Series 97-4 A
   6.25%, 6/15/04                     AAA           173        174
Citibank Credit Card Issuance
  Trust,
  Series 00-C1
   7.45%, 9/15/05                     BBB           840        877
Connecticut RRB Special Purpose
  Trust,
  Series 01-1 A5
   6.21%, 12/30/11                    AAA         1,800      1,808
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02                    AAA            69         69
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05                     AAA            67         67
Daimler Chrysler Auto Trust,
  Series 00-E A2
   6.21%, 12/8/03                     AAA         1,450      1,467
Detroit Edison Securitization
  Funding LLC,
  Series:
  01-1 A3
   5.875%, 3/1/10                     AAA         1,185      1,188
  01-1 A5
   6.42%, 3/1/15                      AAA         1,035      1,031
EQCC Home Equity Loan Trust,
  Series 99-3 A1F
   6.55%, 4/25/10                     AAA           930        930
First Security Auto Grantor
  Trust,
  Series 98-A A
   5.97%, 4/15/04                     AAA           370        371
FleetBoston Home Equity Loan
  Trust,
  Series 98-2 A1
   6.28%, 11/25/10                    AAA            38         38
Ford Credit Auto Owner Trust,
  Series:
  99-D A3
   6.20%, 4/15/02                     AAA           757        759
  00-E A4
   6.74%, 6/15/04                     AAA         2,000      2,051
Greenpoint Manufactured Housing,
  Series 99-1 A1
   5.78%, 12/15/09                    AAA           507        508
+HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16                    Aaa           557        559
  Honda Auto Receivables Owner
    Trust,
  Series 00-1 A3
   6.62%, 7/15/04                     AAA         1,375      1,410
?Long Beach Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04                     AAA            87         87
  98-1 A
   6.19%, 1/25/05                     AAA           118        118

 18 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
MBNA Master Credit Card Trust,
  Series 00-E
   7.80%, 10/15/12                    AAA        $1,495   $  1,671
MMCA Automobile Trust,
  Series 99-2 A1
   6.30%, 6/15/02                     AAA           404        404
##Morserv, Inc.,
  Series 96-2 1A1
   5.90%, 11/25/26                    AAA           707        709
?National Car Rental Financing
  Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                    N/R         1,125      1,149
?New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02                    AAA           322        322
Nissan Auto Receivables Owner
  Trust,
  Series:
  00-C A2
   6.71%, 3/17/03                     AAA         1,400      1,418
  00-C A3
   6.72%, 8/16/04                     AAA         1,605      1,648
+##Oakwood Mortgage Investors,
  Inc.,
  Series 99-B A1
   5.689%, 5/15/09                    Aaa           392        392
Option One Mortgage Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29                     AAA           195        194
Peco Energy Transition Trust,
  Series:
  00-A A3
   7.625%, 3/1/10                     AAA         1,625      1,766
  01-A A1
   6.52%, 12/31/10                    AAA         1,125      1,147
PSE&G Transition Funding LLC,
  Series 01-1 A6
   6.61%, 6/15/15                     AAA           870        891
?Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/05                     AA          1,350      1,368
Residential Asset Securities
  Corp.,
  Series 00-KS5 A11
   7.205%, 8/25/16                    AAA         1,308      1,321
?Team Fleet Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02                    A-            475        475
  97-1 A
   7.35%, 5/15/03                     A-          1,300      1,300
Toyota Auto Receivables Owner
  Trust,
  Series 01-A A2
   5.38%, 12/15/03                    AAA           845        850
USAA Auto Loan Grantor Trust,
  Series 97-1 A
   6.07%, 5/15/04                     AAA           281        281
------------------------------------------------------------------
Group Total                                                 34,553
==================================================================
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26                    AAA         5,186         62
  ?@96-3 A YMA
   10/25/26                           N/R         5,186          -
Contimortgage Home Equity Loan
  Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28                     AAA         3,129         39

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
  ?@96-4 A11 YMA
   1/15/28                            AAA        $3,129   $      -
  96-4 A12 IO
   1.05%, 1/15/28                     AAA           501          4
  ?@96-4 A12 YMA
   1/15/28                            AAA           501          -
  97-1 A10 YMA
   3/15/28                            N/R         3,731          2
  97-1 A10 IO
   1.10%, 3/15/28                     AAA         3,731         52
------------------------------------------------------------------
Group Total                                                    159
==================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (2.5%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  47 F PAC-1 (12)
   10.00%, 6/15/20                    Agy           165        175
  63 SA Inv Fl IO
   1.50%, 6/17/27                     Agy         7,482        222
  186 IO
   8.00%, 8/1/27                      Agy         1,086        201
  ##1710-D IO
   5.63%, 6/15/20                     Agy           721        722
  1887 SH Inv Fl
   9.67%, 3/15/24                     Agy         2,550        880
  2240 S Inv Fl IO
   3.936%, 4/15/25                    Agy         6,020        300
Federal National Mortgage
  Association,
  Series:
  ##92-43 FC REMIC
   5.66%, 10/25/21                    Agy           338        339
  96-14 PC PO
   12/25/23                           Agy            61         50
  ##97-70 FA REMIC PAC (11)
   5.513%, 7/18/20                    Agy           128        128
  ##98-22 FA REMIC PAC (11)
   5.46%, 4/18/28                     Agy           913        909
  99-42 SA Inv Fl IO
   3.15%, 10/25/28                    Agy         7,859        396
  191 IO
   8.00%, 1/1/28                      Agy         2,746        506
  281 2 IO
   9.00%, 11/1/26                     Agy         1,050        209
  291 2 IO
   8.00%, 11/1/27                     Agy         1,976        358
  296 2 IO
   8.00%, 4/1/24                      Agy         2,240        432
  306 IO NTL STP
   8.00%, 5/1/30                      Agy         3,500        529
Government National Mortgage
  Association
  Series:
  99-30 S A Inv FI IO
   3.03%, 8/16/29                     Tsy         7,333        439
  99-32 SB Inv Fl IO REMIC
   2.43%, 7/16/27                     Tsy         5,463        269
  99-43 UD Inv Fl IO
   2.43%, 11/16/29                    Tsy         6,167        374
------------------------------------------------------------------
Group Total                                                  7,438
==================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-
  AGENCY COLLATERAL SERIES (0.3%)
+##BA Mortgage Securities, Inc.,
  Series 97-1 A2
   5.55%, 7/25/26                     Aaa           350        351

    The accompanying notes are an integral part of the financial statements.  19

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Fixed Income II Portfolio

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03                     AAA        $  473   $    488
------------------------------------------------------------------
Group Total                                                    839
==================================================================
COMMERCIAL MORTGAGES (4.7%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09                     N/R           630        650
  ##93-2 S1 IO
   1.13%, 1/18/09                     N/R         7,336        180
+##Asset Securitization Corp.,
  Series 97-D5 PS1 IO
   1.045%, 2/14/41                    Aaa         5,832        452
?Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04                     AAA           675        720
?Carousel Center Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07                   A           1,400      1,432
Chase Commercial Mortgage
  Securities Corp.,
  Series 99-2 A2
   7.198%, 11/15/09                   AAA         2,275      2,393
?Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                     AA            682        756
?Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/06                    AA          1,100      1,144
+First Union-Chase Commercial
  Mortgage,
  Series 99-C2 A2
   6.645%, 4/15/09                    Aaa         1,750      1,786
GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  +96-C1 X2 IO
   1.809%, 3/15/21                    Aaa         2,183        129
  +##97-C2 X IO
   1.089%, 4/15/27                    Aaa        10,159        474
  98-C2 A2
   6.42%, 8/15/08                     AAA         2,300      2,328
+##GS Mortgage Securities Corp.
  II,
  Series 97-GL1 X2 IO
  0.70%, 7/13/30                      Aaa         2,388         84
##Nomura Asset Securities Corp.,
  Series 94-MD1 A2
   7.676%, 3/15/18                    N/R           526        526
?Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03                    AA            794        797
------------------------------------------------------------------
Group Total                                                 13,851
==================================================================
FEDERAL AGENCY (2.8%)
Federal National Mortgage
  Association
   6.50%, 8/15/04                     Agy         2,000      2,095
   7.25%, 5/15/30                     Agy         5,410      6,091
------------------------------------------------------------------
Group Total                                                  8,186
==================================================================
FINANCE (15.1%)
American Express Co.
   6.875%, 11/1/05                    A+            610        643
American General Finance
   6.75%, 11/15/04                    A+            685        708
American General Corp.
   7.50%, 7/15/25                     AA-           545        567

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
?Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                      BBB+       $  895   $    831
Associates Corp. of North America
   6.00%, 7/15/05                     AA-         1,420      1,430
Bank of America Corp.
   7.40%, 1/15/11                     A             940        987
Bank One Corp.
   6.00%, 2/17/09                     A-          1,360      1,306
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                     A           1,470      1,467
CIGNA Corp.
   7.00%, 1/15/11                     A+            375        385
Citicorp,
  Series F
   6.375%, 11/15/08                   A+          1,455      1,454
EOP Operating LP
   7.25%, 6/15/28                     BBB+          870        793
   7.50%, 4/19/29                     BBB+          865        811
Equitable Companies, Inc.
   6.50%, 4/1/08                      A+            760        768
?Farmers Exchange Capital
   7.05%, 7/15/28                     A+          1,045        898
?Farmers Insurance Exchange
   8.625%, 5/1/24                     A+            975        991
?Fifty-Seventh Street Associates
   7.125%, 6/1/17                     A           1,126      1,056
?First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                     A-          1,650      1,691
First Union Capital II
   7.95%, 11/15/29                    BBB+          180        177
FleetBoston
   6.625%, 2/1/04                     A-            450        461
   6.625%, 12/1/05                    A-            535        547
?Florida Property & Casualty
   7.375%, 7/1/03                     A             900        931
Ford Motor Credit Co.
   7.375%, 10/28/09                   A             445        459
?Goldman Sachs Group LP
   6.50%, 2/25/09                     A+            560        557
Hartford Life Corp.
   7.65%, 6/15/27                     A           1,310      1,383
Household Finance Corp.
   8.00%, 7/15/10                     A           1,305      1,430
?John Hancock Financial Services,
  Inc.
   7.375%, 2/15/24                    AA-         1,880      1,858
Merck & Co., Inc.
   5.95%, 12/1/28                     AAA           625        582
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                     A+            875        807
   7.80%, 11/1/25                     A+            875        878
?Nationwide Mutual Life Insurance
  Co.
   7.50%, 2/15/24                     A           1,245      1,096
?New York Life Insurance Co.
   7.50%, 12/15/23                    AA-           750        705
?NiSource Finance Corp.
   7.875%, 11/15/10                   BBB         1,045      1,134
Northern Trust Co.
   6.625%, 10/1/03                    AA-         1,820      1,879
++Norwest Financial, Inc.
   5.625%, 2/3/09                     A+          1,715      1,650
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                    BBB+        1,300      1,277
?Prime Property Funding II, Inc.
   6.80%, 8/15/02                     A             275        278
   7.00%, 8/15/04                     A           1,380      1,399
?Prudential Insurance Co.
   8.30%, 7/1/25                      A-          1,985      2,124
State Street Corp.
   7.65%, 6/15/10                     A+            660        721
Suntrust Banks, Inc.
   7.75%, 5/1/10                      A             745        808

 20 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
Washington Mutual Capital I, Inc.
   8.375%, 6/1/27                     BBB-       $  990   $    986
Washington Mutual, Inc.
   8.25%, 4/1/10                      BBB           365        402
  Series A
   8.206%, 2/1/27                     BBB-          415        400
?World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                      AA-         2,462      2,511
  96 WFP-D
   6.95%, 9/1/13                      AA-           450        460
------------------------------------------------------------------
Group Total                                                 44,686
==================================================================
FOREIGN GOVERNMENT BONDS (1.9%)
Federal Home Loan Mortgage
  Corporation,
  Series 2234-SC
   5.75%, 9/15/10                     Agy    EUR  6,105      5,605
==================================================================
INDUSTRIALS (13.5%)
Aetna, Inc.
   7.875%, 3/1/11                     A-         $1,090      1,109
Albertson's, Inc.
   7.45%, 8/1/29                      BBB+        1,285      1,209
?American Home Products
   6.70%, 3/15/11                     A           1,185      1,193
Clear Channel Communications,
  Inc.
   7.65%, 9/15/10                     BBB-          885        931
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                     BBB-        1,675      1,453
Conoco, Inc.
   6.95%, 4/15/29                     A-          1,580      1,576
Cox Communications, Inc.
   7.75%, 11/1/10                     BBB           670        713
DaimlerChrysler N.A. Holdings
  Corp.
   8.50%, 1/18/31                     A-            730        749
Dayton Hudson Corp.
   6.75%, 1/1/28                      A             950        919
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                     BBB           355        323
Federated Department Stores, Inc.
   6.90%, 4/1/29                      BBB+          950        873
   7.00%, 2/15/28                     BBB+          170        158
?Florida Windstorm
   7.125%, 2/25/19                    AAA         1,720      1,734
Ford Motor Co.
   6.625%, 10/1/28                    A           2,535      2,247
   7.45%, 7/16/31                     A             230        226
Hertz Corp.
   7.625%, 8/15/07                    A-          1,465      1,525
?Hyatt Equities LLC
   9.25%, 5/15/06                     BBB         1,045      1,124
?Kellogg Co.
   7.45%, 4/1/31                      BBB           745        748
Kroger Co.
   7.70%, 6/1/29                      BBB-          770        790
   7.70%, 6/1/29                      BBB-          210        216
Lockheed Martin Corp.
   8.20%, 12/1/09                     BBB-          750        830
Lowe's Companies, Inc.
   6.50%, 3/15/29                     A             665        586
   6.875%, 2/15/28                    A           1,340      1,242
Lucent Technologies, Inc.
   6.45%, 3/15/29                     BBB-        1,290        821
?Marriott International, Inc.
   7.00%, 1/15/08                     BBB+        1,170      1,179
May Department Stores Co.
   6.70%, 9/15/28                     A+          1,795      1,667
   7.875%, 3/1/30                     A+            105        112

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
News America Holdings, Inc.
   7.75%, 1/20/24                     BBB-       $  550   $    519
   7.75%, 2/1/24                      BBB-          565        534
   8.875%, 4/26/23                    BBB-          780        822
Nortel Networks Ltd.
   6.125%, 2/15/06                    A             870        843
Pharmacia Corp.
   6.60%, 12/1/28                     AA-         2,050      2,004
Progress Energy, Inc.
   7.10%, 3/1/11                      BBB           490        506
Raytheon Co.
   8.20%, 3/1/06                      BBB-          705        748
   8.30%, 3/1/10                      BBB-          330        355
Rockwell International Corp.
   6.70%, 1/15/28                     A+            505        461
Safeway, Inc.
   7.25%, 2/1/31                      BBB           395        391
Sun Microsystems, Inc.
   7.65%, 8/15/09                     BBB+          725        747
Time Warner Cos., Inc.
   6.625%, 5/15/29                    BBB+          970        875
TRW, Inc.
   7.625%, 3/15/06                    BBB           550        559
U.S. Airways Corp., Pass Through
  Certificates
   8.11%, 2/20/17                     AAA           635        691
U.S. Airways Corp.,
  Series 98-1
   6.85%, 1/30/18                     A+          1,989      1,913
Wal-Mart Stores, Inc.
   6.875%, 8/10/09                    AA          1,405      1,487
?Williams Cos.
   7.50%, 1/15/31                     BBB-          500        495
------------------------------------------------------------------
Group Total                                                 40,203
==================================================================
NON-AGENCY FIXED RATE MORTGAGES (0.2%)
California Federal Savings &
  Loan,
  Series 86-1A
   8.80%, 1/1/14                      AA             31         31
First Federal Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
    (acquired 12/15/90, cost $10)     AA             10         10
##Resolution Trust Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26                    AA            125        125
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                      AA            418        425
------------------------------------------------------------------
Group Total                                                    591
==================================================================
TELEPHONES (2.6%)
AT&T Corp.
   6.50%, 3/15/29                     A             630        532
?AT&T Wireless Group
   8.75%, 3/1/31                      BBB           865        871
BellSouth Telecommunications,
  Inc.
   6.375%, 6/1/28                     AA-         1,115      1,002
GTE Corp.
   6.94%, 4/15/28                     A+          1,475      1,418
MCI Communications Corp.
   6.95%, 8/15/06                     BBB+          470        465
MCI WorldCom, Inc.
   6.95%, 8/15/28                     BBB+        1,575      1,352
?Qwest Capital Funding
   7.90%, 8/15/10                     BBB+        1,180      1,250
Sprint Capital Corp.
   7.625%, 1/30/11                    BBB+          685        693
------------------------------------------------------------------
Group Total                                                  7,583
==================================================================

    The accompanying notes are an integral part of the financial statements.  21

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Fixed Income II Portfolio

                                    RATINGS       FACE
                                  (STANDARD      AMOUNT    VALUE
                                  & POOR'S)      (000)     (000)**
------------------------------------------------------------------
TRANSPORTATION (1.4%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17                    AA+        $  633   $    636
  99-1 A
   6.545%, 8/2/20                     AA+           384        382
?Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12                    A+          1,400      1,585
United Parcel Service
   8.375%, 4/1/20                     AAA         1,230      1,435
------------------------------------------------------------------
Group Total                                                  4,038
==================================================================
YANKEE (5.6%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                     BBB+        1,050        956
   8.25%, 7/15/10                     BBB+          140        153
AT&T Canada, Inc.
   7.625%, 3/15/05                    BBB         1,655      1,648
British Telecom plc
   8.625%, 12/15/30                   A             845        872
Deutsche Telekom International
  Finance
   8.00%, 6/15/10                     A-            105        107
   8.25%, 6/15/30                     A-          1,165      1,122
@?Express Pipeline LP,
  Series A
   6.47%, 12/31/13                    A-           (c)-          -
?Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                      A             905        879
Ing Capital Funding Trust III
   8.439%, 12/29/49                   A             640        686
?Oil Enterprises Ltd.
   6.239%, 6/30/08                    AAA         1,317      1,321
?Oil Purchase Co.
   7.10%, 4/30/02                     BB+           383        376
?Paiton Energy Funding BV
   9.34%, 2/15/14                     CC            605        182
Province of Quebec
   6.125%, 1/22/11                    A+          2,485      2,506
   7.125%, 2/9/24                     A+            190        201
?Ras Laffan Liquefied Natural Gas
  Co.
   8.294%, 3/15/14                    BBB+        1,070      1,075
Tyco International Group S.A.
   6.75%, 2/15/11                     A-            825        831
   6.875%, 9/5/02                     A-            430        437
   6.875%, 1/15/29                    A-             95         88
   7.00%, 6/15/28                     A-            115        109
Unilever Capital Corp.
   7.125%, 11/1/10                    A+          1,000      1,071
Vodafone Group plc
   7.75%, 2/15/10                     A             550        593
   7.875%, 2/15/30                    A           1,360      1,444
------------------------------------------------------------------
Group Total                                                 16,657
==================================================================
TOTAL FIXED INCOME SECURITIES (Cost $343,448)              342,537
==================================================================
                                    RATINGS
                                  (STANDARD                VALUE
                                  & POOR'S)      SHARES    (000)**
------------------------------------------------------------------
PREFERRED STOCK (1.1%)
==================================================================
MORTGAGE -- OTHER (1.1%)
?+Home Ownership Funding Corp.
   13.331% (Cost $3,096)              Aaa         4,350   $  3,294
==================================================================
CASH EQUIVALENTS (7.8%)
==================================================================
                                                   FACE
                                                 AMOUNT
                                                  (000)
                                                 ------
DISCOUNT NOTE (5.0%)
Federal Home Loan Bank
   5.37%, 4/25/01                     Agy        $15,000    14,946
==================================================================
REPURCHASE AGREEMENT (2.8%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/02/01, to be repurchased
  at $8,311, collateralized by various U.S.
  Government Obligations due
  2/21/22-11/15/28, valued at $8,318              8,308      8,308
------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $23,254)                       23,254
==================================================================
TOTAL INVESTMENTS (124.4%) (Cost $369,798)                 369,085
==================================================================
OTHER ASSETS AND LIABILITIES (-24.4%)
Dividends Receivable                                           145
Interest Receivable                                          3,374
Receivable for Investments Sold                             11,127
Receivable for Forward Commitments                           7,852
Receivable for Fund Shares Sold                                 41
Unrealized Gain on Swap Agreements                           1,140
Investments Held as Collateral for Loaned
  Securities                                                11,940
Other Assets                                                    31
Payable for Bank Overdraft                                      (4)
Payable for Investments Purchased                          (11,598)
Payable for Forward Commitments                            (83,903)
Payable for Investment Advisory Fees                          (271)
Payable for Administrative Fees                                (20)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                               (28)
Payable for Fund Shares Redeemed                                (3)
Payable for Variation Margin On Futures
  Contracts                                                   (137)
Collateral on Securities Loaned, at Value                  (11,940)
Other Liabilities                                             (175)
                                                          --------
                                                           (72,429)
------------------------------------------------------------------
NET ASSETS (100%)                                         $296,656
==================================================================

 22 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                            VALUE
                                                           (000)**
------------------------------------------------------------------
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 26,740,690 outstanding shares of
  beneficial interest (unlimited authorization, no par
  value)                                                  $296,656
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                   $11.09
==================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                         $305,017
  Undistributed Net Investment Income (Loss)                 5,072
  Undistributed Realized Net Gain (Loss)                   (13,746)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                     (713)
    Foreign Currency Transactions                               (7)
    Futures and Swaps                                        1,033
------------------------------------------------------------------
NET ASSETS                                                $296,656
==================================================================

**     See Note A1 to Financial Statements.
?      144A security. Certain conditions for public sale may
       exist.
++     A portion of these securities was pledged to cover margin
       requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is not
       rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed is as of
       March 31, 2001.
@      Value is less than $500.
(c)    Face amount is less than $500.
CMO    Collateralized Mortgage Obligation
EUR    Euro
Inv    Inverse Floating Rate -- Interest rate fluctuates with an
  Fl   inverse relationship to an associated interest rate.
       Indicated rate is the effective rate at March 31, 2001.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or Standard &
       Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7 to
       Financial Statements.
YMA    Yield Maintenance Agreement

    The accompanying notes are an integral part of the financial statements.  23

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Domestic Fixed Income Portfolio

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
FIXED INCOME SECURITIES (107.0%)
-----------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (47.6%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   10.00%, 11/1/20                       Agy    $  119   $    129
   11.50%, 8/1/19                        Agy       221        251
   12.50%, 4/1/14                        Agy         5          6
  Gold Pools:                            Agy
   8.50%, 3/1/30-10/1/30                 Agy     3,322      3,463
   10.00%, 6/1/17-3/1/21                 Agy       686        751
   12.00%, 11/1/19                       Agy        38         42
  April TBA
   7.50%, 4/1/31                         Agy     6,000      6,137
   8.00%, 4/1/31                         Agy     7,950      8,205
  May TBA
   7.00%, 5/1/30                         Agy     9,550      9,676
Federal National Mortgage
  Association
  Conventional Pools:
   8.50%, 3/1/30-1/1/31                  Agy    11,943     12,422
   9.50%, 2/1/20-8/1/21                  Agy       772        834
   10.00%, 8/1/18-2/1/25                 Agy       369        404
   10.50%, 11/1/10-2/1/28                Agy       575        637
   11.00%, 9/1/19-9/1/20                 Agy       637        716
   11.50%, 11/1/19-9/1/25                Agy       394        446
  April TBA
   7.50%, 4/25/29                        Agy     2,500      2,555
   8.00%, 4/25/29                        Agy    11,200     11,548
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.00%, 8/20/27                        Tsy     1,008      1,023
   6.50%, 10/20/27-1/20/28               Tsy       484        491
   6.88%, 4/20/25-6/20/25                Tsy       743        753
   7.00%, 2/20/25-8/20/25                Tsy       636        644
   7.13%, 7/20/27-12/20/27               Tsy     1,698      1,723
  Various Pools:
   ##1.43%, 7/16/27                      Tsy     7,027        134
   6.00%, 2/20/27                        Tsy        69         70
   9.00%, 11/15/17                       Tsy       260        278
   9.50%, 12/15/21                       Tsy       157        170
   9.50%, 12/15/17-12/15/20              Tsy     1,782      1,931
   10.00%, 8/15/17-10/15/28              Tsy     1,645      1,804
   10.50%, 2/15/13-2/15/25               Tsy     2,974      3,302
   11.00%, 12/15/09-7/15/20              Tsy       301        339
   11.50%, 8/15/13                       Tsy       208        236
   12.00%, 12/15/12-2/15/15              Tsy       111        126
  April TBA
   7.00%, 4/1/30                         Tsy    17,350     17,621
-----------------------------------------------------------------
Group Total                                                88,867
=================================================================
ASSET BACKED CORPORATES (12.6%)
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12                        AAA       138        138
BankBoston Home Equity Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10                       AAA        15         15
BMW Vehicle Owner Trust,
  Series:
  00-A A2
   6.16%, 12/25/01                       AAA        43         43
  00-A A2
   6.65%, 2/25/03                        AAA     1,325      1,339
Capital Auto Receivables Asset
  Trust,
  Series 99-1 A2
   5.58%, 6/15/02                        AAA       693        694

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19                        AAA    $  164   $    163
Chevy Chase Auto Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04                        AAA       236        238
Citibank Credit Card Issuance Trust,
  Series:
  00 A3
   6.875%, 11/15/09                      AAA     1,240      1,310
  00 C1
   7.45%, 9/15/07                        BBB       525        548
Connecticut RRB Special Purpose
  Trust,
  Series 01-1 A5
   6.21%, 12/30/11                       AAA     1,000      1,005
CPS Auto Grantor Trust,
  Series 97-2 A
   6.65%, 10/15/02                       AAA       197        197
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05                        AAA        80         80
Daimler Chrysler Auto Trust,
  Series 00-E A2
   6.21%, 12/8/03                        AAA       925        936
Detroit Edison Securitization
  Funding LLC.,
  Series:
  01-1 A3
   5.875%, 3/1/10                        AAA       550        551
  01-1 A5
   6.42%, 3/1/15                         AAA       640        637
EQCC Home Equity Loan Trust,
  Series 99-3 A1F
   6.548%, 4/25/10                       AAA       473        473
First Security Auto Grantor Trust,
  Series 98-A A
   5.97%, 4/15/04                        AAA       206        206
Ford Credit Auto Owner Trust,
  Series:
  99-D A3
   6.20%, 4/15/02                        AAA       726        727
  01-A A3
   5.35%, 7/15/03                        AAA     1,105      1,111
Green Tree Financial Corp.,
  Series 99-3 A2
   5.51%, 2/1/31                         AAA       168        168
Greenpoint Manufactured Housing,
  Series 99-1 A1
   5.78%, 12/15/09                       AAA       190        190
Harley-Davidson Eaglemark Motorcycle
  Trust,
  Series:
  99-1 A1
   5.25%, 7/15/03                        AAA       107        107
  99-2 A1
   5.84%, 10/15/03                       AAA       242        243
+HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16                       Aaa       261        261
Honda Auto Receivables Owner Trust,
  Series 00-1 A3
   6.62%, 7/15/04                        AAA       890        913
?Long Beach Acceptance Auto Grantor
  Trust,
  Series 97-2 A
   6.69%, 9/25/04                        AAA        30         30

 24 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
MBNA Master Credit Card Trust,
  Series:
  00-E
   7.80%, 10/15/12                       AAA    $  755   $    844
  00-I A
   6.90%, 1/15/08                        AAA       690        729
MMCA Automobile Trust,
  Series:
  99-2 A1
   6.30%, 6/15/02                        AAA       202        202
  00-1 A3
   7.00%, 6/15/04                        AAA     1,140      1,171
?National Car Rental Financing Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                       N/R       375        383
?New Holland Equipment Receivables
  Trust,
  Series 99-A A2
   6.39%, 10/15/02                       AAA       145        145
Nissan Auto Receivables Grantor
  Trust,
  Series 98-A A
   5.45%, 4/15/04                        AAA       391        393
Nissan Auto Receivables Owner Trust,
  Series:
  00-C A2
   6.71%, 3/17/03                        AAA       875        886
  00-C A3
   6.72%, 8/16/04                        AAA     1,060      1,089
+Oakwood Mortgage Investors, Inc.,
  Series 99-B A1
   5.689%, 5/15/09                       Aaa       174        174
Option One Mortgage Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29                        AAA        68         68
Peco Energy Transition Trust,
  Series:
  00-A A3
   7.625%, 3/1/10                        AAA       975      1,060
  01-A A1
   6.52%, 12/31/10                       AAA       700        714
PSE&G Transition Funding LLC,
  Series 01-1 A6
   6.61%, 6/15/15                        AAA       525        537
?Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/04                        AA        450        456
Residential Asset Securities Corp.,
  Series 00-KS5
   7.205%, 8/25/16                       AAA       826        834
?Team Fleet Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02                       A-        250        250
  97-1 A
   7.35%, 5/15/03                        A-        600        600
Toyota Auto Receivables Owner Trust,
  Series 01-A A2
   5.38%, 12/15/03                       AAA       510        513
USAA Auto Loan Grantor Trust,
  Series 97-1 A
   6.07%, 5/15/04                        AAA        98         97
-----------------------------------------------------------------
Group Total                                                23,468
=================================================================
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan Trust,
  Series:
  ##96-3 A IO
   1.00%, 10/25/26                       AAA     2,587         31
  @96-3 A YMA,
   10/25/26                              N/R     2,587          -

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
Contimortgage Home Equity Loan
  Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28                        AAA    $1,564   $     20
  ?@96-4 A11 YMA,
   1/15/28                               AAA     1,564          -
  96-4 A12 IO
   1.05%, 1/15/28                        AAA       251          2
  ?@96-4 A12 YMA,
   1/15/28                               AAA       251          -
  97-1 A10 YMA,
   3/15/28                               N/R     1,866          1
  97-A10 IO
   1.10%, 3/15/28                        AAA     1,866         26
-----------------------------------------------------------------
Group Total                                                    80
=================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (2.9%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  ##63 SA IO
   1.50%, 6/17/27                        Agy     1,301         38
  1911,
   11/15/23                              Agy       527        437
  ##1887 SH
   9.67%, 3/15/24                        Agy       450        155
  ##2141 SD
   2.99%, 4/15/29                        Agy     2,594        228
  2171 B
   6.28%, 6/25/09                        Agy     1,140      1,153
  ##2234 SC IO INV
   3.39%, 10/15/29                       Agy     3,591        181
  T-15 A1
   5.83%, 12/25/13                       Agy         7          7
  T-31 A1
   5.714%, 6/25/15                       Agy       564        565
  306 IO NTL STP
   8.00%, 5/1/30                         Agy     2,699        408
Federal National Mortgage
  Association,
  Series:
  ##92-43 FC REMIC
   5.66%, 10/25/21                       Agy       105        106
  ##94-73 F
   5.56%, 12/25/20                       Agy         5          5
  97-53 PI IO PAC
   8.00%, 8/18/27                        Agy       612        108
  ##97-70 FA REMIC PAC (11)
   5.513%, 7/18/20                       Agy        41         41
  ##98-22 FA REMIC
   5.46%, 4/18/28                        Agy       277        276
  ##99-42 SA IO
   3.15%, 10/25/28                       Agy     8,200        413
  191 IO
   8.00%, 1/1/28                         Agy     1,364        251
  270 2 IO
   8.50%, 9/1/23                         Agy       376         72
  281-2 IO
   9.00%, 11/1/26                        Agy       395         79
  291-2 IO
   8.00%, 11/1/27                        Agy       418         76
  296 2 IO
   8.00%, 4/1/24                         Agy     1,867        360
Government National Mortgage
  Association,
  Series:
  ##97-14 SB Inv FI IO
   2.375%, 9/16/27                       Tsy     2,400        181
  ##99-30 S A Inv FI IO
   3.03%, 8/16/29                        Tsy     3,666        220
-----------------------------------------------------------------
Group Total                                                 5,360
=================================================================

    The accompanying notes are an integral part of the financial statements.  25

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Domestic Fixed Income Portfolio

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
COMMERCIAL MORTGAGES (2.8%)
##American Southwest Financial
  Securities Corp.,
  Series 93-2 S1 IO
   1.13%, 1/18/09                        N/R    $4,260   $    105
?Carousel Center Finance, Inc.,
  Series 1 B
   7.188%, 10/15/07                      A         325        332
Chase Commercial Mortgage Securities
  Corp.
   7.198%, 11/15/09                      AAA     1,100      1,157
?Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                        AA        227        252
?##DLJ Mortgage Acceptance Corp.,
  Series 97-CF1 S IO
   1.058%, 3/15/17                       AAA     2,608        101
+First Union-Chase Commercial
  Mortgage,
  Series:
  99-C2 A2
   6.645%, 4/15/09                       Aaa       925        944
##+General Motors Acceptance Corp.,
  Series 97-C2 X IO
   1.089%, 4/15/27                       Aaa     3,291        154
GMAC Commercial Mortgage Securities,
  Inc.,
  Series:
  +96-C1 X2 IO
   1.809%, 3/15/21                       Aaa     1,399         82
  98-C2 A2
   6.42%, 8/15/08                        AAA     1,175      1,190
Nomura Asset Securities Corp.,
  Series:
  4-MD1 A2
   7.676%, 3/15/18                       N/R        88         88
  +97-D5 PS1 IO
   1.045%, 2/14/41                       Aaa     2,581        200
?Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07                        N/R       359        382
?Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03                       AA        173        173
##Structured Asset Securities Corp.,
  Series:
  96-CFL X1 IO
   1.59%, 2/25/28                        N/R     1,224         72
  96-CFL X1A IO
   0.73%, 2/25/28                        N/R       531          2
  96-CFL X2 IO
   1.09%, 2/25/28                        N/R       280          4
-----------------------------------------------------------------
Group Total                                                 5,238
=================================================================
FEDERAL AGENCY (9.2%)
Federal National Mortgage Association,
   5.25%, 1/15/09                        Agy     7,375      7,209
   ++6.25%, 5/15/29                      Agy     6,240      6,207
   7.125%, 6/15/10                       Agy     2,215      2,435
   7.25%, 5/15/30                        Agy       190        214
Tennessee Valley Authority,
  Series A
   5.625%, 1/18/11                       AAA     1,125      1,115
-----------------------------------------------------------------
Group Total                                                17,180
=================================================================
FINANCE (14.1%)
American Express Co.
   6.875%, 11/1/05                       A+        385        406
American General Finance Corp.
   6.75%, 11/15/04                       A+        340        351
   7.50%, 7/15/25                        AA-       280        291

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
?Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                         BBB+   $  430   $    399
Associates Corp. of North America
   6.00%, 7/15/05                        A+        600        604
Bank of America Corp.
   7.40%, 1/15/11                        A         585        614
Bank One Corp.
   6.00%, 2/17/09                        A-        730        701
Beneficial Corp.,
  Series F
   6.47%, 11/17/08                       A         310        308
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                        A         150        150
Chase Manhattan Corp.
   6.00%, 2/15/09                        A         415        403
   7.00%, 11/15/09                       A         150        155
CIGNA Corp.
   7.00%, 1/15/11                        A+        235        242
Citicorp, Series F
   6.375%, 11/15/08                      A+        915        914
EOP Operating LP
   6.763%, 6/15/07                       BBB       165        166
   7.25%, 6/15/28                        BBB       300        273
   7.50%, 4/19/29                        BBB       365        342
?Equitable Companies, Inc.
   6.50%, 4/1/08                         A+        290        293
Equitable Life Assurance Society of
  the U.S.,
  Series 1A
   6.95%, 12/1/05                        A+        860        893
?Farmers Exchange Capital
   7.05%, 7/15/28                        A+        455        391
?Farmers Insurance Exchange
   8.625%, 5/1/24                        A+        475        483
?Fifty-Seventh Street Associates
   7.125%, 6/1/17                        A         551        517
?First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                        A-        575        589
+First Union Capital
   7.95%, 11/15/29                       A1        115        113
FleetBoston Financial Corp.
   6.625%, 2/1/04-12/1/05                A-        505        517
?Florida Property & Casualty
   7.375%, 7/1/03                        A-        350        362
Ford Motor Credit Co.
   7.375%, 10/28/09                      A         475        491
General Electric Capital Corp.
   7.25%, 5/3/04                         AAA       775        822
   7.375%, 1/19/10                       AAA       825        912
?Goldman Sachs Group LP
   6.50%, 2/25/09                        A+        335        333
Hartford Life Corp.
   7.65%, 6/15/27                        A         730        771
Household Finance Corp.
   5.875%, 2/1/09                        A         105        101
   8.00%, 7/15/10                        A         630        691
?Hyatt Equities LLC
   7.00%, 5/15/02                        BBB+      710        715
?John Hancock Financial Services,
  Inc.
   7.375%, 2/15/24                       AA-       930        919
Merck & Co., Inc.
   5.95%, 12/1/28                        AAA       440        409
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                        A+        400        369
   7.80%, 11/1/25                        A+        250        251
?Nationwide Mutual Life Insurance
  Co.
   7.50%, 2/15/24                        A         755        665
?New England Mutual,
  Series DTC
   7.875%, 2/15/24                       A+        350        352
?New York Life Insurance Co.
   7.50%, 12/15/23                       AA-       250        235

 26 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
?Nisource Finance Corp.
   7.875%, 11/15/10                      BBB    $  660   $    716
Northern Trust Co.
   6.625%, 10/1/03                       AA-       955        986
++Norwest Financial, Inc.
   5.625%, 2/3/09                        A+      1,035        996
PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                       BBB+      495        486
?Prime Property Funding II, Inc.
   7.00%, 8/15/04                        A         400        405
?Prudential Insurance Co.
   8.30%, 7/1/25                         A-      1,050      1,123
State Street Corp.
   7.65%, 6/15/10                        A+        360        394
Suntrust Banks, Inc.
   7.75%, 5/1/10                         A         385        417
Washington Mutual Capital I, Inc.
   8.375%, 6/1/27                        BBB-      180        179
Washington Mutual, Inc.
   8.25%, 4/1/10                         BBB       420        463
  Series A
   8.206%, 2/1/27                        BBB-      315        303
?World Financial Properties,
  Series
  96 WFP-B
   6.91%, 9/1/13                         AA-       448        457
  96 WFP-D
   6.95%, 9/1/13                         AA-       850        869
-----------------------------------------------------------------
Group Total                                                26,307
=================================================================
INDUSTRIALS (14.3%)
Aetna, Inc.
   7.875%, 3/1/11                        A-        670        682
Albertson's, Inc.
   7.45%, 8/1/29                         A         865        814
?+American Home Products
   6.70%, 3/15/11                        A3        745        750
Clear Channel Communications, Inc.
   7.65%, 9/15/10                        BBB-      545        573
CMS Panhandle Holdings Co.
   7.00%, 7/15/29                        BBB-      805        698
Conoco, Inc.
   6.95%, 4/15/29                        A-      1,070      1,068
Continental Airlines,
  Series 97-1 A
   7.461%, 4/1/15                        A+        327        341
Cox Communications, Inc.
   7.75%, 11/1/10                        BBB       425        452
Daimler Chrysler N.A. Holdings Corp.
   7.20%, 9/1/09                         A+        355        352
   8.50%, 1/18/31                        A          90         92
Dayton Hudson Corp.
   6.65%, 8/1/28                         A         320        306
   6.75%, 1/1/28                         A-        285        276
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                        BBB       200        182
Federated Department Stores, Inc.
   6.90%, 4/1/29                         BBB+      575        528
   8.50%, 6/1/10                         BBB+       65         73
?Florida Windstorm
   7.125%, 2/25/19                       AAA     1,160      1,169
Ford Motor Co.
   6.625%, 10/1/28                       A       1,240      1,099
   7.45%, 7/16/31                        A         255        251
Hertz Corp.
   7.625%, 8/15/07                       A-        755        786
Home Depot, Inc.
   6.50%, 9/15/04                        AA-       825        855
Johnson & Johnson
   6.625%, 9/1/09                        AAA       975      1,034
?Kellogg Co.
   7.45%, 4/1/31                         BBB       470        472

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
Kroger Co.
   7.70%, 6/1/29                         BBB-   $  555   $    569
Lockheed Martin Corp.
   8.20%, 12/1/09                        BBB-      480        531
Lowe's Companies, Inc.
   6.50%, 3/15/29                        A         625        551
   6.875%, 2/15/28                       A         380        352
Lucent Technologies, Inc.
   6.45%, 3/15/29                        A         725        461
?Marriott International,
  Series 144A
   7.00%, 1/15/08                        BBB+      745        751
May Department Stores Co.
   6.70%, 9/15/28                        A+      1,010        938
News America Holdings, Inc.
   7.75%, 1/20/24-2/1/24                 BBB-      680        642
   8.875%, 4/26/23                       BBB-      295        311
#Pharmacia Corp.
   6.85%, 12/1/28                        AA-       910        890
Procter & Gamble Co.
   6.60%, 12/15/04                       AA        920        964
Progress Energy, Inc.
   7.10%, 3/1/11                         BBB       300        310
?Raytheon Co.
   8.20%, 3/1/06                         BBB-      340        361
   8.30%, 3/1/10                         BBB-      195        210
Rockwell International Corp.
   6.70%, 1/15/28                        A+        320        292
Safeway, Inc.
   +6.50%, 3/1/11                        Baa2       95         95
   7.25%, 2/1/31                         BBB       240        238
Sun Microsystems, Inc.
   7.65%, 8/15/09                        BBB+      370        381
Time Warner Cos., Inc.
   6.625%, 5/15/29                       BBB+      140        126
   7.57%, 2/1/24                         BBB       185        189
TRW, Inc.
   7.625%, 3/15/06                       BBB       345        351
U.S. Airways Corp.,
  Series 98-1A
   6.85%, 1/30/18                        A+        844        812
U.S. Airways Corp., Pass Through
  Certificates
   8.11%, 2/20/17                        AAA       320        348
United Technologies Corp.
   6.70%, 8/1/28                         A+      1,205      1,183
Wal-Mart Stores, Inc.
   6.875%, 8/10/09                       AA      1,700      1,799
Williams Cos
   7.50%, 1/15/31                        BBB-      300        297
-----------------------------------------------------------------
Group Total                                                26,805
=================================================================
MORTGAGE PASS-THRU (0.1%)
##Federal Home Loan Mortgage
  Corporation,
  Series
  2240 S IO
   3.936%, 4/15/25                       Agy     3,792        189
=================================================================
NON-AGENCY FIXED RATE MORTGAGE (0.1%)
##Gemsco Mortgage Pass Through
  Certificate,
  Series 87-A
   8.635%, 11/25/10                      AA        110        113
##+Resolution Trust Corp.,
  Series 92-5 C CMO
   8.613%, 1/25/26                       AA         12         11
-----------------------------------------------------------------
Group Total                                                   124
=================================================================

    The accompanying notes are an integral part of the financial statements.  27

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Domestic Fixed Income Portfolio

                                       RATINGS   FACE
                                     (STANDARD  AMOUNT    VALUE
                                     & POOR'S)  (000)     (000)**
-----------------------------------------------------------------
STRIPPED MORTGAGE BACKED SECURITIES -- AGENCY
COLLATERAL SERIES (0.1%)
Federal Home Loan Mortgage
  Corporation,
  Series 207 IO
   7.00%, 4/1/30                         Agy    $  850   $    159
=================================================================
TELEPHONES (2.4%)
++AT&T Corp.
   6.50%, 3/15/29                        A         420        354
?AT&T Wireless Group
   8.75%, 3/1/31                         BBB       500        504
BellSouth Telecommunications, Inc.
   6.375%, 6/1/28                        AA-       650        584
GTE Corp.
   6.94%, 4/15/28                        A+        890        856
MCI Communications Corp.
   6.95%, 8/15/06                        A-        170        168
?Qwest Capital Funding
   7.90%, 8/15/10                        BBB+      720        763
Sprint Capital Corp.
   7.625%, 1/30/11                       BBB+      420        425
WorldCom, Inc.
   6.95%, 8/15/28                        A-        890        764
-----------------------------------------------------------------
Group Total                                                 4,418
=================================================================
TRANSPORTATION (0.8%)
Continental Airlines,
  Series 99-1 A
   6.545%, 8/2/20                        AA+       412        410
?Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12                       A+        395        447
#United Parcel Service
   8.375%, 4/1/20                        AAA       575        671
-----------------------------------------------------------------
Group Total                                      1,382      1,528
=================================================================
TOTAL FIXED INCOME (Cost $197,911)                        199,723
=================================================================
                                                SHARES
                                                ------
PREFERRED STOCK (0.5%)
=================================================================
MORTGAGE -- OTHER (0.5%)
?+Home Ownership Funding Corp.
   13.331% (Cost $821)                   Aaa     1,200        909
-----------------------------------------------------------------

                                      RATINGS
                                     (STANDARD            VALUE
                                     & POOR'S)  SHARES    (000)**
-----------------------------------------------------------------
CASH EQUIVALENTS (20.7%)
=================================================================
DISCOUNT NOTES (13.3%)
Federal Home Loan Bank
   4.31%, 4/25/01                        AAA    10,000   $  9,964
Federal Home Loan Mortgage
  Corporation
   4.65%, 5/15/01                        Agy    10,000      9,941
Federal National Mortgage
  Association
   4.03%, 4/16/01                        Agy     5,000      4,962
-----------------------------------------------------------------
Group Total                                                24,867
=================================================================
                                                  FACE
                                                AMOUNT
                                                 (000)
                                                ------
REPURCHASE AGREEMENT (7.4%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/2/01, to be repurchased
  at $13,892, collateralized by
    various
  U.S. Government Obligations, due
  2/21/22-11/15/28, valued at
    $13,902
  (Cost $13,886)                                $13,886    13,886
-----------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $38,753)                      38,753
=================================================================
TOTAL INVESTMENTS (128.2%) (Cost $237,485)                239,385
=================================================================
OTHER ASSETS AND LIABILITIES (-28.2%)
Receivable for Investments Sold                            15,528
Receivable for Forward Commitments                          9,654
Dividends Receivable                                           40
Interest Receivable                                         2,038
Receivable for Fund Shares Sold                               254
Unrealized Gain on Swap Agreements                          1,517
Other Assets                                                   13
Payable for Bank Overdraft                                     (5)
Payable for Investments Purchased                         (71,568)
Payable for Forward Commitments                            (9,638)
Payable for Investment Advisory Fees                         (146)
Payable for Administrative Fees                               (12)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                              (11)
Payable for Distribution Fee -- Adviser Class                  (1)
Payable for Fund Shares Redeemed                              (90)
Payable for Daily Variation On Futures
  Contracts                                                  (118)
Other Liabilities                                            (156)
                                                         --------
                                                          (52,701)
-----------------------------------------------------------------
NET ASSETS (100%)                                        $186,684
=================================================================

 28 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                          VALUE
                                                          (000)**
-----------------------------------------------------------------
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 16,789,115 outstanding shares of
  beneficial interest (unlimited authorization, no par
  value)                                                 $183,587
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $10.93
=================================================================
ADVISER CLASS
=================================================================
NET ASSETS
Applicable to 284,330 outstanding shares of beneficial
  interest (unlimited authorization, no par value)       $  3,097
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $10.89
=================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                        $186,993
  Undistributed Net Investment Income (Loss)                3,145
  Undistributed Realized Net Gain (Loss)                   (6,636)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                   1,900
    Foreign Currency Transactions                               2
    Futures and Swaps                                       1,280
-----------------------------------------------------------------
NET ASSETS                                               $186,684
=================================================================

**     See Note A1 to Financial Statements
?      144A security. Certain conditions for public sale may
       exist.
++     A portion of these securities was pledged to cover margin
       requirements for futures contracts.
#      Step Bond -- Coupon rate increases in increments to
       maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security -- rate disclosed is as of March 31, 2001
+      Moody's Investor Service, Inc. rating. Security is not
       rated by Standard & Poor's Corporation.
@      Value is less than $500
CMO    Collateralized Mortgage Obligation
Inv    Inverse Floating Rate -- Interest rate fluctuates with an
  Fl   inverse relationship to an associated interest rate.
       Indicated rate is the effective rate at March 31, 2001
IO     Interest Only
N/R    Not rated by Moody's Investor Service, Inc., Standard &
       Poor's Corporation or Fitch.
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A8 to
       Financial Statements.
YMA    Yield Maintenance Agreement

    The accompanying notes are an integral part of the financial statements.  29

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

CASH RESERVES PORTFOLIO

The Cash Reserves Portfolio is a money-market fund whose primary objectives are liquidity, preservation of capital, and high current income. The Portfolio is managed in a conservative style without the use of derivatives or funding agreements.

Investments are diversified across several fixed-income sectors, and may include high quality commercial paper, negotiable certificates of deposit and bank notes of carefully selected, large depository institutions, Federal agency obligations, and fully collateralized repurchase agreements.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                 MAS CASH RESERVES
                                   ---------------------------------------------

                                                                                    Institutional [ ]   Investment +
                                                           ----------------------------------------------------------
                                                           Six Months                     3.00%             2.92%
                                                           ----------------------------------------------------------

                                                           One Year                       6.17%             6.01%
                                                           ----------------------------------------------------------

                                                           Five Years                     5.45%             5.40%
                                                           ----------------------------------------------------------

                                                           Ten Years                      4.86%             4.84%
                                                           ----------------------------------------------------------

                                                           7-Day Effective Yield          5.10%             5.10%
                                                           ----------------------------------------------------------

                                                           SEC 7-Day Current Yield        4.99%             4.84%
                                                           ----------------------------------------------------------

                                                                                     Lipper Money      Salomon 1-Month
                                                                                    Market Average   Treasury Bill Index
                                                           -----------------------  ------------------------------------
                                                           Six Months                   2.74%               2.76%
                                                           ----------------------------------------------------------
                                                           One Year                     5.66%               5.62%
                                                           ----------------------------------------------------------
                                                           Five Years                   4.96%               4.92%
                                                           ----------------------------------------------------------
                                                           Ten Years                    4.49%               4.46%
                                                           ----------------------------------------------------------
                                                           7-Day Effective Yield
                                                           ----------------------------------------------------------
                                                           SEC 7-Day Current Yield
                                                           ----------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The SEC 7-day yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. You may obtain the Portfolio's current SEC 7-day yield by calling 1-800-354-8185.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   + Represents an investment in the Investment
                                   Class which commenced operations 8/16/99.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                   * Total returns are compared to the Lipper
                                   Money Market Average of money market funds and the Salomon 1-Month Treasury Bill Index. While the Portfolio may invest in the government securities represented by the Salomon 1-Month Treasury Bill Index, it also invests in non-government issues and securities with maturities greater than one month. Returns for periods less than one year are cumulative.

 30 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Cash Reserves Portfolio

                                               FACE
                                             AMOUNT       VALUE
                                              (000)     (000)**
---------------------------------------------------------------
COMMERCIAL PAPER (49.8%)
---------------------------------------------------------------
BANKING (7.1%)
Bank of America Corp.
   6.16%, 5/2/01                             $2,000    $  2,000
Bank of New York
   4.99%, 5/14/01                             2,000       1,988
CBA Finance Corp.
   5.16%, 4/26/01                             2,000       1,993
LaSalle Bank
   5.58%, 4/23/01                             2,000       2,000
Wells Fargo & Co.
   5.35%, 4/19/01                             2,000       1,995
---------------------------------------------------------------
Group Total                                               9,976
===============================================================
COMPUTER HARDWARE (1.4%)
IBM Credit Corp.
   4.72%, 5/29/01                             2,000       1,985
===============================================================
DIVERSIFIED FINANCIAL SERVICES (6.3%)
American Express Credit Card Services
   6.20%, 4/6/01                              3,000       2,997
Associates Corp.
   6.15%, 5/16/01                             2,000       1,985
General Electric Capital Corp.
   5.03%, 7/12/01                             2,000       1,971
   5.07%, 6/29/01                             2,000       1,975
---------------------------------------------------------------
Group Total                                               8,928
===============================================================
ELECTRONIC DATA PROCESSING SERVICES (1.4%)
First Data Corp.
   5.07%, 4/10/01                             2,000       1,997
===============================================================
FINANCE -- AUTOMOTIVE (1.4%)
American Honda Finance Corp.
   5.05%, 4/24/01                             2,000       1,994
===============================================================
FINANCE -- CONSUMER (8.8%)
Ciesco LP Corp.
   4.67%, 6/20/01                             2,000       1,979
   4.70%, 6/12/01                             2,000       1,981
Household Finance Corp.
   5.42%, 4/2/01                              4,500       4,500
New Center Asset Trust Corp.
   5.33%, 5/22/01                             2,000       1,985
   5.40%, 4/30/01                             2,000       1,991
---------------------------------------------------------------
Group Total                                              12,436
===============================================================
INSURANCE (1.4%)
American General Corp.
   5.45%, 4/11/01                             2,000       1,997
===============================================================
INTERNATIONAL BANKS (12.7%)
Abbey National N.A. Corp.
   4.55%, 8/8/01                              2,000       1,967
   4.63%, 8/9/01                              2,000       1,967
Deutsche Bank
   4.79%, 8/10/01                             2,000       1,965
   5.95%, 6/18/01                             2,000       1,974

                                               FACE
                                             AMOUNT       VALUE
                                              (000)     (000)**
---------------------------------------------------------------
Halifax plc
   4.70%, 6/19/01                            $2,000    $  1,979
International Lease Finance Corp.
   6.42%, 4/20/01                             2,000       1,993
Societe Generale
   4.71%, 6/14/01                             2,000       1,981
UBS Finance, Inc.
   6.43%, 4/2/01                              2,000       2,000
   5.91%, 5/7/01                              2,000       1,988
---------------------------------------------------------------
Group Total                                              17,814
===============================================================
INVESTMENT BANKERS/BROKERS/SERVICES (1.4%)
Goldman Sachs Group LP
   4.98%, 5/18/01                             2,000       1,987
===============================================================
MAJOR CHEMICALS (1.5%)
E.I. Dupont De Nemours
   4.64%, 4/16/01                             2,000       1,996
===============================================================
MAJOR PHARMACEUTICALS (3.2%)
Merck & Co.
   5.45%, 4/2/01                              4,500       4,499
===============================================================
OFFICE EQUIPMENT SUPPLIES (3.2%)
Pitney Bowes Credit Corp.
   5.50%, 4/2/01                              4,500       4,499
---------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $70,108)                    70,108
===============================================================
CERTIFICATES OF DEPOSIT (10.0%)
===============================================================
INTERNATIONAL BANKS (4.3%)
Dresdner Bank
   5.70%, 4/4/01                              2,000       2,000
LaSalle Bank
   6.23%, 5/21/01                             2,000       2,000
Societe Generale
   4.93%, 6/11/01                             2,000       2,001
---------------------------------------------------------------
Group Total                                               6,001
===============================================================
MAJOR BANKS (5.7%)
First Star Bank
   5.30%, 5/8/01                              2,000       2,000
Harris Trust & Savings Bank
   5.46%, 4/24/01                             2,000       2,000
Sun Trust Bank, Inc.
   5.04%, 5/17/01                             2,000       2,000
U.S. Bank N.A.
   4.73%, 6/29/01                             2,000       2,000
---------------------------------------------------------------
Group Total                                               8,000
---------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSITS (Cost $14,001)            14,001
===============================================================
DISCOUNT NOTES (29.4%)
Federal Home Loan Bank
   4.64%, 8/23/01                             1,962       1,926
   5.00%, 7/25/01                             2,000       1,968
   5.82%, 6/6/01                              1,669       1,651

    The accompanying notes are an integral part of the financial statements.  31

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Cash Reserves Portfolio

                                               FACE
                                             AMOUNT       VALUE
                                              (000)     (000)**
---------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   4.56%, 7/23/01                            $3,000    $  2,957
   4.80%, 4/9/01                              5,000       4,995
   4.80%, 4/17/01                             5,000       4,989
  Series RB
   4.66%, 6/7/01                              2,000       1,982
   5.84%, 6/21/01                             2,000       1,974
Federal National Mortgage Association
   4.90% 4/16/01                              8,000       7,984
   5.89%, 9/14/01                             1,231       1,197
   6.29%, 5/3/01                              2,543       2,529
   6.35%, 5/10/01                             1,146       1,138
  Series BB
   4.46%, 9/20/01                             2,700       2,643
   4.97%, 10/5/01                             1,500       1,461
   5.15%, 7/19/01                             2,000       1,969
---------------------------------------------------------------
TOTAL DISCOUNT NOTES (Cost $41,363)                      41,363
===============================================================
REPURCHASE AGREEMENT (11.1%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/2/01, to be repurchased at
  $15,595, collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28 valued at $15,607 (Cost
  $15,589)                                   15,589      15,589
---------------------------------------------------------------
TOTAL INVESTMENTS (100.3%) (Cost $141,061)              141,061
===============================================================
OTHER ASSETS AND LIABILITIES (-0.3%)
Cash                                                   $      1
Interest Receivable                                         171
Other Assets                                                 12
Dividends Payable                                          (520)
Payable for Investment Advisory Fees                        (51)
Payable for Administrative Fees                              (8)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                            (13)
Other Liabilities                                           (12)
                                                       --------
                                                           (420)
---------------------------------------------------------------
NET ASSETS (100%)                                      $140,641
===============================================================

                                                          VALUE
                                                        (000)**
---------------------------------------------------------------
---------------------------------------------------------------
INSTITUTIONAL CLASS
===============================================================
NET ASSETS
Applicable to 137,534,325 outstanding shares of
  beneficial interest (unlimited authorization, no
  par value)                                           $137,546
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 $1.00
===============================================================
INVESTMENT CLASS
===============================================================
NET ASSETS
Applicable to 3,094,468 outstanding shares of
  beneficial interest (unlimited authorization, no     $  3,095
  par value)
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                                 $1.00
===============================================================
NET ASSETS CONSIST OF:
Paid In Capital                                        $140,628
Undistributed Net Investment Income (Loss)                   11
Undistributed Realized Net Gain (Loss)                        2
---------------------------------------------------------------
NET ASSETS                                             $140,641
===============================================================

**  See Note A1 to Financial Statements

 32 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

GLOBAL FIXED INCOME PORTFOLIO

The Global Fixed Income Portfolio invests in high-grade fixed-income securities throughout the world, fluctuating around a neutral position that is approximately two-thirds foreign bonds and one-third U.S. securities. Fixed-income securities in the Portfolio include government bonds, corporate bonds, mortgages, and other fixed-income securities. Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the Portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering what we believe to be the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision, and foreign currencies which MAS judges to be significantly overvalued are hedged.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                              MAS GLOBAL FIXED INCOME
                                   ---------------------------------------------

                                                                              MAS Global     Salomon World
                                                                             Fixed Income   Gov't Bond Index
                                                           -------------------------------------------------
                                                           Six Months            1.21%            1.12%
                                                           -------------------------------------------------

                                                           One Year             (2.39)%          (1.67)%
                                                           -------------------------------------------------

                                                           Five Years            2.40%            2.85%
                                                           -------------------------------------------------

                                                           Since Inception       4.62%            4.79%
                                                           -------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Global Fixed Income Portfolio commenced operations on 4/30/93. Total returns are compared to the Salomon World Government Bond Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Global Fixed Income Portfolio

                                   RATINGS         FACE
                                  (STANDARD       AMOUNT     VALUE
                                  & POOR'S)       (000)    (000)**
-------------------------------------------------------------------
FIXED INCOME SECURITIES (93.6%)
-------------------------------------------------------------------
BRITISH POUND (5.4%)
European Investment Bank
   5.50%, 12/7/09                     AAA    GBP      630   $   900
KFW International Finance Corp.
   5.625%, 12/7/09                    AAA             315       457
#NTL, Inc.
   0.00%, 4/1/08                      B-              175       144
Orange plc
   8.625%, 8/1/08                     BB+             235       337
#Telewest plc
   0.00%, 4/15/09                     B+              105        81
-------------------------------------------------------------------
Group Total                                                   1,919
===================================================================
DANISH KRONE (4.7%)
Kingdom of Denmark
   5.00%, 8/15/05                     AAA    DKK   14,100     1,680
===================================================================
EURO (35.1%)
ABN AMRO Bank N.V.
   4.625%, 5/12/09                    AA-    EUR      200       164
Clear Channel Communications,
  Inc.
   6.50%, 7/7/05                      BBB-             75        68
Colt Telecom Group plc
   7.625%, 7/31/08                    B+              345       275
?DePfa Deutsche Pfandbriefbank AG
   5.50%, 1/15/10                     AAA             575       517
Government of France O.A.T.
   5.25%, 4/25/08                     AAA             825       751
Government of Germany
   4.00%, 7/4/09                      AAA             630       517
   6.25%, 1/4/24                      AAA           1,526     1,492
   6.50%, 7/4/27                      AAA           1,800     1,823
   6.875%, 5/12/05                    AAA           1,250     1,201
   7.25%, 10/21/02                    AAA           1,120     1,028
Kredit fuer Wiederaufbau
   5.00%, 1/4/09                      AAA             575       507
   5.00%, 7/4/11                      AAA             775       676
#Lloyds TSB Bank plc
   5.625%, 7/15/49                    A+              375       313
Mannesman Finance BV
   4.75%, 5/27/09                     A               305       246
Marconi Corp. plc
   6.375%, 3/30/10                    BBB+            225       186
Pearson plc
   6.125%, 2/1/07                     BBB+            200       178
Republic of Italy BTPS
   9.50%, 2/1/06                      AA              466       495
   10.00%, 8/1/03                     AA              962       950
Rheinische Hypothekenbank AG
   5.75%, 7/5/10                      AAA             575       525
Tecnost International Finance NV
   6.125%, 7/30/09                    BBB+            205       165
?Tyco International Group S.A.
   6.125%, 4/4/07                     A-              200       179
?Unicredito Italia
   8.048%, 10/29/49                   A-              100        92
+VNU NV
   6.625%, 5/30/07                    A3              125       115
-------------------------------------------------------------------
Group Total                                                  12,463
===================================================================

                                   RATINGS         FACE
                                  (STANDARD       AMOUNT     VALUE
                                  & POOR'S)       (000)    (000)**
-------------------------------------------------------------------
JAPANESE YEN (13.4%)
Credit Locale de France
   6.00%, 10/31/01                    AA+    JPY   60,000   $   494
European Investment Bank
   3.00%, 9/20/06                     AAA          88,000       794
Federal National Mortgage
  Association-Global
   1.75%, 3/26/08                     Agy         100,000       846
Government of Japan
   0.90%, 12/22/08                    AAA         331,700     2,625
-------------------------------------------------------------------
Group Total                                                   4,759
===================================================================
SWEDISH KRONA (2.4%)
Swedish Government
   6.00%, 2/9/05                      AAA    SEK    8,080       828
   13.00%, 6/15/01                    AA+              75         7
-------------------------------------------------------------------
Group Total                                                     835
===================================================================
UNITED STATES DOLLAR (32.6%)
===================================================================
AGENCY FIXED RATE MORTGAGES (7.7%)
Federal Home Loan Mortgage
  Corporation,
   May TBA
   7.00%, 5/1/30                      Agy        $    700       709
Government National Mortgage
  Association,
   April TBA
   7.00%, 4/1/30                      Tsy           2,000     2,031
-------------------------------------------------------------------
Group Total                                                   2,740
===================================================================
ENERGY (0.3%)
CMS Energy Corp.
   7.50%, 1/15/09                     BB              100        94
===================================================================
FINANCE (9.2%)
American General Corp.
   7.50%, 8/11/10                     AA-             110       120
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                     BBB+             65        69
  Series A
   9.00%, 4/1/27                      BBB+             90        84
Bank of America Corp.
   7.40%, 1/15/11                     A               105       110
Bank One Corp.
   7.625%, 10/15/26                   A-              100       102
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                     A               325       324
CIGNA Corp.
   7.00%, 1/15/11                     A+               50        51
EOP Operating LP
   6.763%, 6/15/07                    BBB             140       141
Equitable Companies, Inc.
   7.00%, 4/1/28                      A+              275       268
?Farmers Exchange Capital
   7.05%, 7/15/28                     A+              200       172
Ford Motor Credit Co.
   7.375%, 10/28/09                   A                65        67
GS Escrow Corp.
   7.125%, 8/1/05                     BB+             150       147

 34 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                   RATINGS         FACE
                                  (STANDARD       AMOUNT     VALUE
                                  & POOR'S)       (000)    (000)**
-------------------------------------------------------------------
Hartford Financial Services
  Group, Inc.
   7.90%, 6/15/10                     A          $    180   $   199
Household Finance Corp.
   8.00%, 7/15/10                     A               250       274
?Nationwide Mutual Life Insurance
  Co.
   7.50%, 2/15/24                     A               300       264
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                    BBB+            100        98
?Prudential Insurance Co.
   8.30%, 7/1/25                      A-              300       321
Washington Mutual Capital I, Inc.
   8.375%, 6/1/27                     BBB-            100       100
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27                     BBB-             80        77
?World Financial Properties,
  Series 96 WFP-D
   6.95%, 9/1/13                      AA-             275       281
-------------------------------------------------------------------
Group Total                                                   3,269
===================================================================
INDUSTRIALS (8.8%)
Aetna, Inc.
   7.875%, 3/1/11                     A-              105       107
Albertson's, Inc.
   7.45%, 8/1/29                      A               175       165
?American Home Products
   6.70%, 3/15/11                     A               145       146
#Charter Communications Holdings
   11.75%, 1/15/10                    B+               55        37
   13.50%, 1/15/11                    B+               30        19
Conoco, Inc.
   6.95%, 4/15/29                     A-              200       200
Cox Communications, Inc.
   7.75%, 11/1/10                     BBB              85        90
CSC Holdings, Inc.
   7.25%, 7/15/08                     BB+             245       239
Daimler Chrysler N.A. Holdings
  Corp.
   8.00%, 6/15/10                     A+               65        67
   8.50%, 1/18/31                     A                25        26
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                     BBB              50        46
Federated Department Stores, Inc.
   6.30%, 4/1/09                      BBB+             35        34
   ++6.90%, 4/1/29                    BBB+             80        74
?Florida Windstorm
   7.125%, 2/25/19                    AAA             180       181
Ford Motor Co.
   6.625%, 10/1/28                    A               200       177
HCA -- The Healthcare Co.
   7.19%, 11/15/15                    BB+             170       151
?Kellogg Co.
   7.45%, 4/1/31                      BBB              90        90
Kroger Co.
   7.70%, 6/1/29                      BBB-             20        21
   8.05%, 2/1/10                      BBB-             95       104
Lockheed Martin Corp.
   8.20%, 12/1/09                     BBB-             90       100
Lucent Technologies, Inc.
   6.45%, 3/15/29                     A               120        76
News America Holdings, Inc.
   8.875%, 4/26/23                    BBB-            170       179
Nortel Networks Ltd.
   6.125%, 2/15/06                    A               100        97
Progress Energy, Inc.
   7.10%, 3/1/11                      BBB              65        67
?Qwest Capital Funding
   7.75%, 2/15/31                     BBB+             40        40
Raytheon Co.
   8.20%, 3/1/06                      BBB-            120       127

                                   RATINGS         FACE
                                  (STANDARD       AMOUNT     VALUE
                                  & POOR'S)       (000)    (000)**
-------------------------------------------------------------------
Saks, Inc.
   7.375%, 2/15/19                    BB+        $    130   $    92
Target Corp.
   5.50%, 4/1/07                      A                85        85
Time Warner Cos., Inc.
   6.625%, 5/15/29                    BBB+            100        90
TRW, Inc.
   7.625%, 3/15/06                    BBB              70        71
Waste Management, Inc.
   7.375%, 5/15/29                    BBB             120       111
-------------------------------------------------------------------
Group Total                                                   3,109
===================================================================
TELEPHONES (2.6%)
++AT&T Corp.
   6.50%, 3/15/29                     A                85        72
?AT&T Wireless Group
   8.75%, 3/1/31                      BBB             105       106
Global Crossing Holdings Ltd.
   9.125%, 11/15/06                   BB              145       136
++GTE Corp.
   6.94%, 4/15/28                     A+              100        96
MCI WorldCom, Inc.
   6.95%, 8/15/28                     A-              245       210
#Nextel Communications, Inc.
   0.00%, 9/15/07                     B               150       111
?Qwest Capital Funding
   7.90%, 8/15/10                     BBB+            100       106
Sprint Capital Corp.
   7.625%, 1/30/11                    BBB+             90        91
-------------------------------------------------------------------
Group Total                                                     928
===================================================================
YANKEE (4.0%)
Abbey National plc
   7.95%, 10/26/29                    AA-              65        72
Ahold Finance USA, Inc.
   6.875%, 5/1/29                     A-              125       114
   8.25%, 7/15/10                     BBB+             20        22
British Telecommunications plc
   8.625%, 12/15/30                   A               105       108
Deutsche Telekom International
  Finance
   8.00%, 6/15/10                     A-              175       179
?Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                      A               195       189
ING Capital Funding III
   8.439%, 12/29/49                   A                80        86
?Oil Purchase Co.
   7.10%, 4/30/02                     BB+              83        82
?Oil Purchase Co. II
   10.73%, 1/31/04                    BB+              29        28
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                      BB              150       121
?Ras Laffan Liquefied Natural Gas
  Co.
   8.294%, 3/15/14                    BBB+            100       101
Republic of Brazil
   11.00%, 8/17/40                    B+               35        27
Republic of Colombia
   8.70%, 2/15/16                     BB               65        48
   11.75%, 2/25/20                    BB               45        41
Vodafone Group plc
   7.875%, 2/15/30                    A-              175       186
-------------------------------------------------------------------
Group Total                                                   1,404
===================================================================
TOTAL UNITED STATES DOLLAR                                   11,544
===================================================================
TOTAL FIXED INCOME SECURITIES (Cost $36,040)                 33,200
===================================================================

    The accompanying notes are an integral part of the financial statements.  35

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Global Fixed Income Portfolio

                                   RATINGS
                                  (STANDARD                   VALUE
                                  & POOR'S)        SHARES   (000)**
-------------------------------------------------------------------
PREFERRED STOCK (3.4%)
===================================================================
MORTGAGE -- OTHER (3.4%)
?+Home Ownership Funding Corp.
   13.33%, (Cost $1,120)              Aaa           1,575   $ 1,193
===================================================================
CASH EQUIVALENT (6.7%)
===================================================================
                                                     FACE
                                                   AMOUNT
                                                    (000)
                                                 --------
REPURCHASE AGREEMENT (6.7%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/02/01, to be repurchased
  at $2,370 collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28 valued at $2,372 (Cost
  $2,369)                                        $  2,369     2,369
-------------------------------------------------------------------
TOTAL INVESTMENTS (103.7%) (Cost $39,529)                    36,762
===================================================================
OTHER ASSETS & LIABILITIES (-3.7%)
Cash                                                            154
Foreign Currency (Cost $1)                                        1
Receivable for Investments Sold                               3,328
Receivable for Forward Commitments                              708
Dividends Receivable                                             52
Interest Receivable                                             655
Receivable for Fund Shares Sold                                  16
Unrealized Gain on Swap Agreements                               16
Receivable for Daily Variation on Futures
  Contracts                                                       7
Other Assets                                                      8
Payable for Investments Purchased                            (2,533)
Payable for Forward Commitments                              (3,443)
Payable for Investment Advisory Fees                            (34)
Payable for Administrative Fees                                  (3)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                                 (6)
Unrealized Loss on Forward Foreign Currency
  Contracts                                                    (211)
Other Liabilities                                               (24)
                                                            -------
                                                             (1,309)
-------------------------------------------------------------------
NET ASSETS (100%)                                           $35,453
===================================================================

                                                              VALUE
                                                            (000)**
-------------------------------------------------------------------
                                                 --------
INSTITUTIONAL CLASS
===================================================================
NET ASSETS
Applicable to 3,949,264 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                             $35,453
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     $8.98
===================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                           $43,376
  Undistributed Net Investment Income (Loss)                 (2,134)
  Undistributed Realized Net Gain (Loss)                     (2,871)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                    (2,767)
    Foreign Currency Transactions                              (208)
    Futures and Swaps                                            57
-------------------------------------------------------------------
NET ASSETS                                                  $35,453
===================================================================

**   See Note A1 to Financial Statements.
?    144A security. Certain conditions for public sale may exist.
++   A portion of these securities was pledged to cover margin
     requirements for futures contracts.
+    Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
#    Step Bond -- Coupon rate increases in increments to
     maturity. Rate disclosed is as of March 31, 2001.
TBA  Security is subject to delayed delivery. See Note A7 to
     Financial Statements.

 36 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

HIGH YIELD PORTFOLIO

The High Yield Portfolio applies Miller Anderson & Sherrerd's analytical capabilities to a specialized fixed-income fund, investing primarily in below-investment-grade corporate bonds selected through study of the credit-worthiness of the underlying companies. MAS's strategy uses equity and fixed-income valuation techniques and analyses of economic and industry trends to determine the Portfolio's structure. Individual securities are selected and monitored by managers specializing in corporate bonds and using in-depth financial analysis to uncover opportunities in undervalued issues.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                  MAS HIGH YIELD
                                   ---------------------------------------------

                                                                           CS First Boston
                                                                             Global High     Salomon High
                        Institutional [ ]    Investment +    Adviser ++      Yield Index     Yield Index
 --------------------------------------------------------------------------------------------------------
 Six Months                   (3.40)%           (3.43)%         (3.60)%         (0.37)%          0.71%
 --------------------------------------------------------------------------------------------------------

 One Year                     (6.76)%           (6.81)%         (6.98)%          0.76%           2.71%
 --------------------------------------------------------------------------------------------------------

 Five Years                    5.89%             5.73%           5.67%           5.07%           5.51%
 --------------------------------------------------------------------------------------------------------

 Ten Years                    10.43%            10.35%          10.32%           9.85%           9.97%
 --------------------------------------------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   + Represents an investment in the Investment
                                   Class which commenced operations 5/21/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   ++ Represents an investment in the Adviser
                                   Class which commenced operations 1/31/97.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * Total returns are compared to the CS First
                                   Boston Global High Yield Index, an unmanaged market index. Previously, the Portfolio's returns had been compared to the Salomon High Yield Index. The Adviser believes that the CS First Boston Global High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

High Yield Portfolio

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
FIXED INCOME SECURITIES (88.4%)
------------------------------------------------------------------
ASSET BACKED CORPORATES (0.4%)
Commercial Financial Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05                N/R         $  4,693   $      938
?OHA Auto Grantor Trust,
  Series 97-A
   11.00%, 9/15/03               BB             2,621        2,500
------------------------------------------------------------------
Group Total                                                  3,438
==================================================================
AUTOMOTIVE (2.9%)
Ford Motor Credit Co.
   7.375%, 10/28/09              A              3,565        3,681
Hayes Lemmerz International, Inc.
   8.25%, 12/15/08               B             14,650       10,035
   9.125%, 7/15/07               B              3,760        2,745
Lear Corp.
   7.96%, 5/15/05                BB+            3,345        3,371
   8.11%, 5/15/09                BB+            1,495        1,493
TRW, Inc.
   7.625%, 3/15/06               BBB            6,625        6,735
------------------------------------------------------------------
Group Total                                                 28,060
==================================================================
CABLE (13.1%)
Adelphia Communications Corp.
   7.75%, 1/15/09                B+            15,000       13,687
   9.375%, 11/15/09              B+             2,475        2,456
  Series B:
   8.375%, 2/1/08                B+             9,645        9,139
   9.875%, 3/1/07                B+             1,870        1,875
   10.875%, 10/1/10              B+             2,500        2,650
British Sky Broadcasting
   6.875%, 2/23/09               BB+            3,315        3,067
   8.20%, 7/15/09                BB+           10,000        9,981
Cablevision S.A.
   13.75%, 5/1/09                BB-            3,160        2,196
?Callahan NRH
   14.00%, 7/15/10               B-             9,170        9,170
Charter Communications Holdings
   10.25%, 1/15/10               B+            13,245       13,775
CSC Holdings, Inc.
   9.875%, 5/15/06               BB-            4,020        4,196
Echostar DBS Corp.
   9.375%, 2/1/09                B+             9,765        9,789
Multicanal S.A.
   10.50%, 2/1/07                BB+            3,550        2,379
   13.125%, 4/15/09              BB+            1,010          768
NTL, Inc., Series B
   #0.00%, 4/1/08                B       GBP   14,645       12,054
   11.875%, 10/1/10              B           $  2,350        2,127
?ONO Finance plc
   14.00%, 2/15/11               CCC+           5,450        4,714
#RCN Corp.
   0.00%, 10/15/07               B-            14,425        3,750
  Series B
   0.00%, 2/15/08                B-             5,325        1,172
#Telewest Communications plc
   0.00%, 4/15/09                B+      GBP    3,170        1,870
#Telewest plc
   0.00%, 4/15/09                B+          $ 13,730       10,619

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
United Pan-Europe Communications N.V.
   10.875%, 8/1/09               B           $  7,935   $    5,316
------------------------------------------------------------------
Group Total                                                126,750
==================================================================
CHEMICALS (2.6%)
Huntsman ICI
   10.125%, 7/1/09               B              6,180        6,366
   10.125%, 7/1/09               B       EUR    4,285        3,853
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03               BB-         $ 10,570        9,830
Lyondell Chemical Co.
   9.625%, 5/1/07                BB             4,920        5,055
------------------------------------------------------------------
Group Total                                                 25,104
==================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-
  AGENCY COLLATERAL SERIES (0.0%)
+Citicorp Mortgage Securities, Inc.,
  Series 90-7 A7
   9.50%, 6/25/05                B3               314          143
==================================================================
COMMERCIAL MORTGAGES (0.4%)
?+##DLJ Mortgage Acceptance Corp.,
  Series 97-CF2 S IO CMO
   0.224%, 10/15/17              Aaa           99,718        2,076
?Federal Mortgage Acceptance Corp.,
  Loan Receivables Trust,
  Series 96-B C A1
   7.929%, 11/1/18               N/R            4,059        1,015
+##GMAC Commercial Mortgage Securities,
  Inc.,
  Series 96-C1 X2 IO
   1.809%, 3/15/21               Aaa           12,475          734
##Structured Asset Securities Corp.,
  Series 96-CFL X1 IO
   1.586%, 2/25/28               N/R            8,004          472
  96-CFL XA IO
   0.734%, 2/25/28               N/R            4,218           16
  96-CFL X2 IO
   1.087%, 2/25/28               N/R            1,937           28
------------------------------------------------------------------
Group Total                                                  4,341
==================================================================
COMMUNICATIONS -- FIXED (13.9%)
?(a)Bayan Telecommunications Holdings
  Corp.
   13.50%, 7/15/06               D              7,255        1,451
(a)Esprit Telecom Group plc
   11.00%, 6/15/08               D              2,608           52
   11.50%, 12/15/07              D              1,669           33
Exodus Communications, Inc.
   11.625%, 7/15/10              B             11,415        9,189
Focal Communications
   #0.00%, 2/15/08               B-             6,375        3,060
   11.875%, 1/15/10              B             11,560        7,861
Global Crossing Holdings Ltd.
   ?8.70%, 8/1/07                BB            13,770       12,600
   9.625%, 5/15/08               BB             2,430        2,290
Globix Corp.
   12.50%, 2/1/10                B-            10,045        2,913
#GT Group Telecom
   0.00%, 2/1/10                 B-            18,145        6,895

 38 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
Hermes Europe Railtel
   10.375%, 1/15/09              CCC+        $  2,480   $      744
   11.50%, 8/15/07               CCC+           5,210        1,563
Hyperion Telecommunications, Inc.
   #0.00%, 4/15/03               B+             8,980        7,992
   12.25%, 9/1/04                BB-            1,000          930
Intermedia Communications, Inc.,
  Series B
   #0.00%, 5/15/06               B                145          146
   #0.00%, 7/15/07               B             10,050        8,743
   8.60%, 6/1/08                 B              3,760        3,685
   8.875%, 11/1/07               B              2,115        2,073
Maxcom Telecomunicacions
   13.75%, 4/1/07                N/R            6,055        2,604
McLeodUSA, Inc.
   11.375%, 1/1/09               B+             6,850        6,713
Metromedia Fiber Network, Inc.
   10.00%, 12/15/09              B+            12,410       10,300
Netia Holdings II B.V
   10.25%, 11/1/07               B              2,000        1,460
Netia Holdings S.A.
   13.125%, 6/15/09              B+             1,225          968
   13.50%, 6/15/09               B+             4,650        3,517
NEXTLINK Communications
   #0.00%, 4/15/08               B              6,615        2,646
   #0.00%, 6/1/09                B              2,565          898
   #0.00%, 12/1/09               B              4,315        1,338
   10.75%, 11/15/08              B              4,785        2,823
Primus Telecommunications Group, Inc.
   11.25%, 1/5/09                B-             9,790        2,741
   12.75%, 10/15/09              B-             2,780          778
  Series B
   9.875%, 5/15/08               B-             5,755        1,611
PSINet, Inc.
   11.00%, 8/1/09                CCC            5,100          433
  Series B
   10.00%, 2/15/05               CCC           14,205        1,136
Rhythms NetConnections, Inc.,
   12.75%, 4/15/09               CCC+             500           63
   14.00%, 2/15/10               CCC+          12,115        1,211
  Series B
   #0.00%, 5/15/08               CCC+          10,720          268
RSL Communications plc
   #(LOGO)0.00%, 3/1/08          D              9,280           81
   0.00%, 3/15/08                B-             8,556          188
   (LOGO)9.125%, 3/1/08          D              8,495          138
   (LOGO)9.875%, 11/15/09        D              4,225           69
   (LOGO)12.00%, 11/1/08         D              3,945           64
   (LOGO)12.25%, 11/15/06        D                970           16
Tele1 Europe B.V
   11.875%, 12/1/09              B-             1,390        1,021
   ?12.375%, 2/1/08              B-             3,000        2,282
   13.00%, 5/15/09               B-             1,355        1,179
   13.00%, 5/15/09               B-             5,705        4,365
#Viatel, Inc.
   0.00%, 4/15/08                CC            13,095        1,801
   0.00%, 4/15/08                CC             1,687          185
#Wam!Net, Inc.,
  Series B
   0.00%, 3/1/05                 CCC+           7,365        1,178
Winstar Communications, Inc.
   #0.00%, 4/15/10               B-            58,455        6,430
   12.75%, 4/15/10               B-             2,000          520
XO Communications, Inc.
   10.75%, 6/1/09                B              2,000        1,180
------------------------------------------------------------------
Group Total                                                134,425
==================================================================
COMMUNICATIONS -- MOBILE (6.2%)
?American Cellular Corp.
   9.50%, 10/15/09               B              1,330        1,283
Cellco Finance N.V
   12.75%, 8/1/05                B-             4,135        3,225
Centennial Cellular Corp.
   10.75%, 12/15/08              B-            10,710       10,175

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
#CTI Holdings S.A.
   0.00%, 4/15/08                B           $ 10,520   $    3,892
#Dolphin Telecommunications
   0.00%, 6/1/08                 CCC           11,260          941
   0.00%, 5/15/09                CCC-           4,395          308
?(a)Globalstar LP/Capital
   11.375%, 2/15/04              D              7,025          492
Grupo Iusacell S.A. de C.V.
   14.25%, 12/1/06               B+             8,060        8,372
Motient Corp.
   12.25%, 4/1/08                N/R            8,665        3,466
?#Nextel Communications, Inc.
   0.00%, 9/15/07                B             10,155        7,515
   0.00%, 2/15/08                B              5,055        3,437
?#Occidente y Caribe Cellular
   0.00%, 3/15/04                B             12,140        9,105
PTC International Finance B.V.
   #0.00%, 7/1/07                B+             1,550        1,255
  Series 96-1 DX
   11.25%, 12/1/09               B+             7,330        6,704
------------------------------------------------------------------
Group Total                                                 60,170
==================================================================
ENERGY (2.8%)
?BRL Universal Equipment
   8.875%, 2/15/08               BB-            4,735        4,889
#Husky Oil Ltd.
   8.90%, 8/15/28                BB+           11,905       12,262
?Key Energy Services, Inc.
   8.375%, 3/1/08                BB-            1,395        1,430
Nuevo Energy Co.
   9.375%, 10/1/10               B+             2,650        2,590
Vintage Petroleum, Inc.
   8.625%, 2/1/09                BB-            6,355        6,546
------------------------------------------------------------------
Group Total                                                 27,717
==================================================================
FINANCE (1.9%)
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                BBB+           7,560        7,989
GS Escrow Corp.
   7.125%, 8/1/05                BB+           11,050       10,811
------------------------------------------------------------------
Group Total                                                 18,800
==================================================================
FOOD & BEVERAGE (1.7%)
?Michael Foods, Inc.
   11.75%, 4/1/11                B-             3,440        3,509
Smithfield Foods, Inc.
   7.625%, 2/15/08               BB+           13,000       12,675
------------------------------------------------------------------
Group Total                                                 16,184
==================================================================
GAMING (5.6%)
?Harrahs Operating Co., Inc.
   8.00%, 2/1/11                 BBB-          12,765       13,067
Horseshoe Gaming Holdings
   8.625%, 5/15/09               B+            11,520       11,434
International Game Technology
   8.375%, 5/15/09               BB+            9,200        9,430
Park Place Entertainment Corp.
   8.50%, 11/15/06               BBB-           3,445        3,611
Station Casinos, Inc.
   8.875%, 12/1/08               B+             6,700        6,750
   9.75%, 4/15/07                B+             7,065        7,242
   9.875%, 7/1/10                B+             1,000        1,040
   10.125%, 3/15/06              B+             1,485        1,535
------------------------------------------------------------------
Group Total                                                 54,109
==================================================================

    The accompanying notes are an integral part of the financial statements.  39

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
High Yield Portfolio

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
GENERAL INDUSTRY (1.3%)
Actuant Corp.
   13.00%, 5/1/09                B           $  5,050   $    4,949
Flowserve Corp.
   12.25%, 8/15/10               B              7,570        7,986
------------------------------------------------------------------
Group Total                                                 12,935
==================================================================
HEALTH CARE (8.0%)
Aetna, Inc.
   7.875%, 3/1/11                A-             9,630        9,798
Fresenius Medical Capital Trust II
   7.875%, 2/1/08                B+             9,360        9,032
   9.00%, 12/1/06                B+             5,445        5,445
HCA -- The Healthcare Co.
   6.91%, 6/15/05                BB+            6,095        5,995
   7.15%, 3/30/04                BB+            4,770        4,764
   7.58%, 9/15/25                BB+              660          597
   7.69%, 6/15/25                BB+            9,535        8,435
   7.875%, 2/1/11                BB+            4,575        4,621
   8.75%, 9/1/10                 BB+            2,200        2,355
?Omnicare, Inc.
   8.125%, 3/15/11               BB+            4,155        4,238
Tenet Healthcare Corp.
   8.625%, 1/15/07               BB-            7,080        7,346
  Series B
   8.125%, 12/1/08               BB-           14,540       14,940
------------------------------------------------------------------
Group Total                                                 77,566
==================================================================
HOTELS,LODGING & RESTAURANTS (2.3%)
Hilton Hotels Corp.
   7.95%, 4/15/07                BBB-           9,940       10,167
   8.25%, 2/15/11                BBB-           3,460        3,529
HMH Properties,
  Series A
   7.875%, 8/1/05                BB             8,595        8,315
Host Marriott Travel Plaza
   8.375%, 2/15/06               BB               315          312
------------------------------------------------------------------
Group Total                                                 22,323
==================================================================
MEDIA & ENTERTAINMENT (3.9%)
?Advanstar Communications
   12.00%, 2/15/11               B-             1,860        1,897
?Alliance Atlantis Communications
   13.00%, 12/15/09              B              7,450        7,981
Outdoor Systems, Inc.
   8.875%, 6/15/07               BBB            3,530        3,768
Satelites Mexicanos S.A.
   10.125%, 11/1/04              B-            10,600        6,731
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07               B+             7,620        7,468
XM Satellite Radio Holdings, Inc.
   14.00%, 3/15/10               N/R            5,255        2,838
?Young Broadcasting, Inc.
   10.00%, 3/1/11                B              7,760        7,527
------------------------------------------------------------------
Group Total                                                 38,210
==================================================================
METALS (1.7%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                BB+            3,680        2,686
Murrin Murrin Holdings Ltd.
   9.375%, 8/31/07               BB-           11,475        8,836
National Steel Corp.,
  Series D
   9.875%, 3/1/09                B-            11,450        4,237

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
Republic Technologies International LLC
   13.75%, 7/15/09               CC          $  5,170   $      672
------------------------------------------------------------------
Group Total                                                 16,431
==================================================================
PACKAGING (4.8%)
Crown Cork & Seal Finance plc
   7.00%, 12/15/06               B              5,350        2,728
Indah Kiat Finance Mauritius
   10.00%, 7/1/07                CCC-           8,700        1,740
Norampac, Inc.
   9.50%, 2/1/08                 BB             8,505        8,803
Owens-Illinois, Inc.
   7.35%, 5/15/08                BB             3,010        2,258
   7.50%, 5/15/10                BB            17,500       12,775
   7.80%, 5/15/18                BB             1,200          768
Pacifica Papers, Inc.
   10.00%, 3/15/09               B+            10,890       11,598
Pindo Deli Financial Mauritius
   10.75%, 10/1/07               CCC-          10,065        1,409
?Tembec Industries, Inc.
   8.50%, 2/1/11                 BB+            4,210        4,315
------------------------------------------------------------------
Group Total                                                 46,394
==================================================================
REAL ESTATE/BUILDING (2.3%)
Centex Corp.
   7.875%, 2/1/11                BBB            8,100        8,188
D.R. Horton, Inc.
   8.00%, 2/1/09                 BB             4,210        4,084
Nortek, Inc.
   9.875%, 3/1/04                B-               700          704
Toll Corp.
   8.25%, 2/1/11                 BB+            9,160        9,068
------------------------------------------------------------------
Group Total                                                 22,044
==================================================================
RETAIL (2.8%)
DR Structured Finance,
  Series
  93-K1 A1
   6.66%, 8/15/10                BB+            2,578        2,177
  94-K1 A1
   7.60%, 8/15/07                BB+               77           70
  94-K1 A2
   8.375%, 8/15/15               BB+            1,705        1,393
HMV Media Group plc
   10.875%, 5/15/08              B-             3,575        2,689
  Series B
   10.25%, 5/15/08               B-             3,510        1,755
Kmart Funding Corp.
   8.80%, 7/1/10                 BB+            4,476        4,138
Musicland Group, Inc.,
  Series B
   9.875%, 3/15/08               B             13,950       14,578
------------------------------------------------------------------
Group Total                                                 26,800
==================================================================
SERVICES (3.4%)
?Allied Waste of North America
   8.875%, 4/1/08                BB-           10,750       11,019
USA Waste Services
   7.125%, 10/1/07               BBB            6,535        6,570
   7.125%, 12/15/17              BBB            1,545        1,401

 40 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                RATINGS        FACE
                              (STANDARD       AMOUNT      VALUE
                              & POOR'S)       (000)       (000)**
------------------------------------------------------------------
Waste Management, Inc.
   6.875%, 5/15/09               BBB         $  1,200   $    1,175
   7.00%, 10/15/06               BBB            6,755        6,823
   7.375%, 8/1/10                BBB            3,640        3,679
   7.65%, 3/15/11                BBB            2,525        2,592
------------------------------------------------------------------
Group Total                                                 33,259
==================================================================
SOVEREIGN & EMERGING MARKETS (0.8%)
Republic of Brazil
   11.00%, 8/17/40               BB-            5,220        4,045
Republic of Colombia
   9.75%, 4/23/09                BB             4,415        4,007
------------------------------------------------------------------
Group Total                                                  8,052
==================================================================
SUPERMARKET/DRUG (0.9%)
?CA FM Lease Trust
   8.50%, 7/15/17                BBB-           6,516        6,581
Stater Bros. Holdings, Inc.
   10.75%, 8/15/06               B+             2,040        1,897
------------------------------------------------------------------
Group Total                                                  8,478
==================================================================
TECHNOLOGY (0.5%)
?Hyundai Semiconductor America
   8.25%, 5/15/04                B-               442          298
   8.625%, 5/15/07               B-             2,400        1,597
Lucent Technologies, Inc.
   6.45%, 3/15/29                BBB-           5,040        3,206
------------------------------------------------------------------
Group Total                                                  5,101
==================================================================
TEXTILES & APPAREL (0.8%)
Westpoint Stevens, Inc.
   7.875%, 6/15/05               BB-            9,670        7,978
==================================================================
TRANSPORTATION (1.9%)
?Air Canada
   10.25%, 3/15/11               BB-            8,500        8,245
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06               BB-            5,142        4,628
?Jet Equipment Trust,
  Series:
  94-C1
   8.16%, 12/15/13               BBB            3,050        3,367
  95-D
   11.44%, 11/1/14               BBB            2,050        2,223
------------------------------------------------------------------
Group Total                                                 18,463
==================================================================
UTILITIES (1.5%)
AES Corp.
   8.50%, 11/1/07                B+             9,800        9,677
   8.875%, 2/15/11               BB             2,750        2,812
?Paiton Energy Funding
   9.34%, 2/15/14                CC             7,520        2,256
------------------------------------------------------------------
Group Total                                                 14,745
==================================================================
TOTAL FIXED INCOME SECURITIES ($1,080,069)                 858,020
==================================================================
                                RATINGS
                              (STANDARD                     VALUE
                              & POOR'S)       SHARES       (000)**
------------------------------------------------------------------
COMMON STOCKS (0.0%)
------------------------------------------------------------------
COMMUNICATIONS (0.0%)
Tele1 Europe ADR
  (Cost $0)                      N/R          107,400   $      295
==================================================================
CONVERTIBLE PREFERRED STOCK (0.6%)
==================================================================
MEDIA & ENTERTAINMENT (0.6%)
?Paxson Communications Corp.
  PIK 9.75% (Cost $4,678)        N/R           65,067        6,149
==================================================================
PREFERRED STOCKS (5.0%)
==================================================================
COMMUNICATIONS (4.1%)
Broadwing Communications, Inc.
  Series B
   12.50%                        CCC           12,613       12,802
?Dobson Communications Corp.
   13.00%                        N/R          129,096       12,264
Nextel Communications
   13.00%                        CCC+          12,406       10,297
?NEXTLINK Communications
   13.50%                        CCC-          75,720        2,404
XO Communications, Inc.
   14.00%                        CCC           66,040        1,453
------------------------------------------------------------------
Group Total                                                 39,220
==================================================================
MEDIA & ENTERTAINMENT (0.1%)
Paxson Communications Corp.
   13.25%                        CCC+          13,805        1,263
==================================================================
UTILITIES (0.8%)
?TNP Enterprises, Inc.
   14.50% 4/1/11                 BB             7,303        7,376
------------------------------------------------------------------
TOTAL PREFERRED STOCKS ($50,415)                            47,859
==================================================================
                                               NUMBER
                                                   OF
WARRANTS (0.1%)                              WARRANTS
==================================================================
COMMUNICATIONS (0.1%)
*@Globalstar Telecommunications Ltd.,
  expiring 2/15/04                       N/R    4,780           --
*?GT Group Telecom, expiring 2/1/10      N/R  181,450          590
*?MaxcomTelecomunicacione, expiring
  4/1/07                                 N/R   59,000            6
*?Motient Corp., expiring 4/1/08         N/R   79,050           32
Occidente y Caribe Cellular, expiring
  3/15/04                                N/R   60,370          302
*?Wam!Net, Inc., expiring 3/1//05        N/R  168,750           84
------------------------------------------------------------------
Group Total                                                  1,014
==================================================================
MEDIA & ENTERTAINMENT (0.0%)
*?Paxson Communications Corp., expiring
  6/30/03                                N/R   34,060           12
*?XM Satellite Radio Holdings, Inc.
  expiring 3/15/10                       N/R    5,325            5
------------------------------------------------------------------
Group Total                                                     17
==================================================================

    The accompanying notes are an integral part of the financial statements.  41

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
High Yield Portfolio

                                RATINGS        NUMBER
                              (STANDARD            OF     VALUE
                              & POOR'S)      WARRANTS     (000)**
------------------------------------------------------------------
METALS (0.0%)
*?Republic Technologies
  International LLC,
  expiring 7/15/09               N/R           51,700   $        1
==================================================================
UTILITIES (0.0%)
*?SW Acquisition, expiring
  4/1/11                         N/R            6,945          208
------------------------------------------------------------------
TOTAL WARRANTS ($914)                                        1,240
==================================================================
                                                 FACE
                                               AMOUNT
CASH EQUIVALENTS (3.8%)                         (000)
==================================================================
REPURCHASE AGREEMENT (3.7%)
Chase Securities, Inc. 5.05% dated 3/30/01
  due 4/2/01 to be repurchased at $35,471
  collateralized by various U.S. Government
  Obligations, due 2/21/22-11/15/28, valued
  at $35,471                                 $ 35,456       35,456
==================================================================
TREASURY BILL (0.1%)
++U.S. Treasury Bill
   4.82% 4/19/01                                  500          499
------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $35,955)                       35,955
==================================================================
TOTAL INVESTMENTS (97.9%) (Cost $1,172,031)                949,518
==================================================================
OTHER ASSETS & LIABILITIES (2.1%)
Foreign Currency (Cost $51)                             $       51
Receivable for Investments Sold                             40,030
Interest Receivable                                         22,917
Investments Held as Collateral for
  Loaned Securities                                        136,935
Unrealized Gain on Forward Foreign
  Currency Contracts                                         2,069
Receivable for Daily Variation on
  Futures Contracts                                            205
Receivable for Fund Shares Sold                                522
Other Assets                                                    71
Payable for Investments Purchased                          (40,319)
Payable for Investment Advisory Fees                        (1,128)
Payable for a Bank Overdraft                                (1,323)
Payable for Administrative Fees                                (70)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                  (59)
Payable for Distribution Fee -- Adviser
  Class                                                         (5)
Payable for Fund Shares Redeemed                            (2,164)
Payable for Shareholder Servicing
  Fees -- Investment Class                                      (1)
Payable for Variation Margin on Futures
  Contracts                                                    (51)
Investments Held as Collateral for
  Loaned Securities                                       (136,935)
Other Liabilities                                              (69)
                                                        ----------
                                                            20,676
------------------------------------------------------------------
NET ASSETS (100%)                                       $  970,194
==================================================================

                                                          VALUE
                                                          (000)**
------------------------------------------------------------------
------------------------------------------------------------------
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 133,127,353 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                                $  934,321
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $7.02
==================================================================
INVESTMENT CLASS
==================================================================
NET ASSETS
Applicable to 1,550,787 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                                $   10,895
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $7.02
==================================================================
ADVISER CLASS
==================================================================
NET ASSETS
Applicable to 3,567,713 outstanding
  shares of beneficial interest
  (unlimited authorization, no par
  value)                                                $   24,978
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $7.00
==================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                       $1,205,702
  Undistributed Net Investment Income
    (Loss)                                                  26,073
  Undistributed Realized Net Gain
    (Loss)                                                 (41,543)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                 (222,513)
    Foreign Currency Transactions                            2,030
    Futures                                                    445
------------------------------------------------------------------
NET ASSETS                                              $  970,194
==================================================================

**   See Note A1 to Financial Statements.
*    Non-income producing security.
?    144A security. Certain conditions for public sale may
     exist.
++   A portion of these securities was pledged to cover margin
     requirements for futures contracts.
+    Moody's Investor Service, Inc. rating. Security is not
     rated by Standard & Poor's Corporation.
(a)  Security is in default.
#    Step Bond-Coupon rate increases in increments to maturity.
     Rate disclosed is as of March 31, 2001. Maturity date
     disclosed is the ultimate maturity.
##   Variable or floating rate security -- rate disclosed is as of March 31, 2001
@    Value is less than $500.
ADR  American Depositary Receipt.
CMO  Collateralized Mortgage Obligation
EUR  Euro
GBP  British Pound
IO   Interest Only
N/R  Not rated by Moody's Investor Service, Inc. or Standard &
     Poor's Corporation.
PIK  Payment-in-Kind Security.

 42 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

INTERMEDIATE DURATION PORTFOLIO

The Intermediate Duration Portfolio invests in all sectors and maturities of the investment-grade bond market, while limiting average duration to between two and five years. Miller Anderson & Sherrerd utilizes a value-based investment philosophy to identify attractive securities in the U.S. Treasury,

Agency, investment-grade corporate, and mortgage-backed sectors, as well as in the non-dollar area on a limited and opportunistic basis. MAS also employs a proprietary, value-based yield curve model to help guide decisions regarding the management of both interest-rate risk and yield-curve risk.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                             MAS INTERMEDIATE DURATION
                                   ---------------------------------------------

                                                                                                           Lehman Intermediate
                                                                      Institutional [ ]    Investment +    Gov't/Credit Index
                                             ---------------------------------------------------------------------------------
                                             Six Months                      7.43%             7.37%              7.21%
                                             ---------------------------------------------------------------------------------

                                             One Year                       12.66%            12.47%             12.16%
                                             ---------------------------------------------------------------------------------

                                             Five Years                      6.85%             6.81%              7.00%
                                             ---------------------------------------------------------------------------------

                                             Since Inception                 7.53%             7.50%              7.53%
                                             ---------------------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   + Represents an investment in the Investment
                                   Class which commenced operations 8/16/99.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   Total returns for the Institutional Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Intermediate Duration Portfolio
                                   commenced operations on 10/3/94. Total
                                   returns are compared to the Lehman Brothers
                                   Intermediate Government/Credit Bond Index, an unmanaged market index. Effective July 1, 2000, The Lehman Intermediate
                                   Government/Corporate Index was renamed the
                                   Lehman Intermediate Government/ Credit Index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Intermediate Duration Portfolio

                                   RATINGS     FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
FIXED INCOME SECURITIES (109.7%)
---------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (45.9%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   8.50%, 7/1/30                      Agy     $ 235    $    245
   10.50%, 5/1/19                     Agy        20          22
   11.00%, 7/1/13                     Agy        52          57
  Gold Pools:
   8.50%, 12/1/30                     Agy     3,236       3,373
   9.50%, 12/1/22                     Agy       187         202
   10.00%, 6/1/17                     Agy       152         167
  April TBA
   7.00%, 4/1/30                      Agy     3,070       3,111
   8.00%, 4/1/31                      Agy     9,100       9,391
   8.50%, 4/1/31                      Agy     2,000       2,086
  May TBA
   7.00%, 5/1/30                      Agy     1,500       1,520
Federal National Mortgage
  Association,
  Conventional Pools:
   8.50%, 8/1/30-3/1/31               Agy     1,372       1,428
   9.50%, 12/1/21                     Agy       437         472
   10.00%, 2/1/21-1/1/27              Agy       109         119
   10.50%, 12/1/10                    Agy        53          59
  April TBA
   7.00%, 4/1/30                      Agy     1,900       1,923
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.375%, 3/20/25                    Tsy       110         111
   6.50%, 10/20/27-1/20/28            Tsy       792         804
   6.625%, 9/20/27                    Tsy       206         209
   6.875%, 4/20/25-6/20/25            Tsy       459         465
   7.00%, 3/20/25-11/20/25            Tsy     1,327       1,348
   7.375%, 6/20/25                    Tsy       157         159
  Various Pools:
   6.00%, 2/20/27                     Tsy       108         109
   9.50%, 11/15/16-12/15/21           Tsy     1,188       1,288
   10.00%, 1/15/16-2/15/28            Tsy     1,778       1,949
   10.50%, 3/15/06-2/15/18            Tsy       266         295
   11.00%, 3/15/10-8/15/27            Tsy       725         816
   11.50%, 6/15/13                    Tsy        49          56
   12.00%, 12/15/12-5/15/14           Tsy        35          40
   12.50%, 12/15/10                   Tsy        13          16
  April TBA
   7.00%, 4/1/30                      Tsy     2,700       2,742
---------------------------------------------------------------
Group Total                                              34,582
===============================================================
ASSET BACKED CORPORATES (14.5%)
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02                    AAA        23          23
Associates Automobile
  Receivables Trust,
  Series 00-1 A3
   7.30%, 1/15/04                     AAA       475         488
BMW Vehicle Owner Trust,
  Series 00-A A2
   6.65%, 2/25/03                     AAA       525         530
Chevy Chase Auto Receivables
  Trust,
  Series:
  97-4 A
   6.25%, 6/15/04                     AAA        56          57

                                   RATINGS     FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
  98-1 A
   5.97%, 10/20/04                    AAA     $ 266    $    269
Citibank Credit Card Issuance
  Trust,
  Series:
  00-A1 A1
   6.90%, 10/17/07                    AAA       575         606
  00-C1
   7.45%, 9/15/07                     BBB       185         193
Citibank Credit Card Master
  Trust I,
  Series 99-7 A
   6.65%, 11/15/06                    AAA       475         496
+Connecticut RRD,
  Series 01-1 1A
   5.36%, 3/30/07                     Aaa       375         376
CPS Auto Grantor Trust,
  Series:
  97-2 A
   6.65%, 10/15/02                    AAA        52          52
  98-1 A
   6.00%, 8/15/03                     AAA       200         200
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05                     AAA        22          22
Daimler Chrysler Auto Trust,
  Series 00-C A3
   6.82%, 9/6/04                      AAA       440         454
Detroit Edison,
  Series 01-1 A2
   5.51%, 3/1/07                      AAA       500         503
?First Mortgage Acceptance
  Corp., Loan Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18                    A          78          56
First Security Auto Grantor
  Trust,
  Series 00-1 A3
   7.30%, 7/15/04                     AAA       460         475
Ford Credit Auto Owner Trust,
  Series:
  99-D A4
   6.40%, 10/15/02                    AAA       600         605
  00-E A4
   6.74%, 6/15/04                     AAA       480         492
General Electric Home Equity
  Loan Asset-Backed
  Certificates,
  Series 91-1 B
   8.70%, 9/15/11                     AAA       193         193
?Global Rated Eligible Asset
  Trust,
  Series 98-A A1
   7.45%, 3/15/06                     N/R       336          81
Honda Auto Receivables Owner
  Trust,
  Series 00-1 A3
   6.62%, 7/15/04                     AAA       350         359
?Long Beach Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04                     AAA        30          30
  98-1 A
   6.19%, 1/25/05                     AAA        52          52
MBNA Master Credit Card Trust,
  Series:
  99-I A
   6.40%, 1/18/05                     AAA       325         332
  00-I A
   6.90%, 1/15/08                     AAA       115         121

 44 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                   RATINGS     FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
MMCA Automobile Trust,
  Series:
  99-2 A1
   6.30%, 6/15/02                     AAA     $  64    $     64
  00-1 A3
   7.00%, 6/15/04                     AAA       365         375
Nissan Auto Receivables Owner
  Trust,
  Series:
  00-A A3
   7.01%, 9/15/03                     AAA       625         639
  00-C A3
   6.72%, 8/16/04                     AAA       355         365
Onyx Acceptance Grantor Trust,
  Series:
  97-2 A
   6.35%, 10/15/02                    AAA        58          58
  97-3 A
   6.35%, 1/15/04                     AAA        43          43
Peco Energy Transition Trust,
  Series 00-A A2
   7.30%, 9/1/04                      AAA       425         437
Premier Auto Trust,
  Series 99-3 A4
   6.43%, 3/8/04                      AAA       500         512
?Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/04                     AA        255         258
Residential Funding Mortgage
  Securities II,
  Series 00-HI4 AI2
   7.39%, 4/25/11                     AAA       375         384
?Team Fleet Financing Corp.,
  Series 97-1 A
   7.35%, 5/15/03                     A-        300         300
Union Acceptance Corp.,
  Series:
  96-C A2
   6.51%, 11/8/02                     AAA        22          22
  97-A A2
   6.375%, 10/8/03                    AAA       172         172
  97-B A2
   6.70%, 6/8/03                      AAA       181         182
USAA Auto Loan Grantor Trust,
  Series 97-1 A
   6.07%, 5/15/04                     AAA        33          33
---------------------------------------------------------------
Group Total                                              10,909
===============================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (1.6%)
Federal Home Loan
  Mortgage Corporation,
  Series 1710-D IO
   5.63%, 6/15/20                     Agy       326         327
Federal National
  Mortgage Association,
  Series:
  191 IO
   8.00%, 1/1/28                      Agy       294          54
  270-2 IO
   8.50%, 9/1/23                      Agy       501          97
  281-2 IO
   9.00%, 11/1/26                     Agy       420          84
  291-2 IO
   8.00%, 11/1/27                     Agy       426          77
  96-14 PC PO
   12/25/23                           Agy        15          12
  97-24 FG REMIC
   5.61%, 9/18/22                     Agy        44          44
  97-53 PI IO PAC
   8.00%, 8/18/27                     Agy       699         124

                                   RATINGS     FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)     (000)**
---------------------------------------------------------------
Government National Mortgage
  Association,
  Series:
  97-13 SB Inv Fl IO
   2.375%, 9/16/27                    Tsy     $3,750   $    282
  97-14 SB Inv FI IO
   2.375%, 9/16/27                    Tsy     1,300          98
---------------------------------------------------------------
Group Total                                               1,199
===============================================================
COMMERCIAL MORTGAGES (3.3%)
Asset Securitization Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26                    AAA       100         103
  +97-D5 PS1 IO
   1.045%, 2/14/41                    Aaa     1,960         152
+Bear Stearns Commercial
  Mortgage Securities, Inc.,
  Series 99-WF2 A1
   6.363%, 6/15/08                    Aaa       346         357
?Carousel Center Finance, Inc.,
  Series 1 C
   7.527%, 11/15/07                   BBB+       44          45
Chase Commercial Mortgage
  Securities Corp.,
  Series 99-2 A1
   7.03%, 10/15/08                    AAA       345         359
DLJ Commercial Mortgage Corp.,
  Series 98-CG1 A1A
   6.11%, 12/10/07                    AAA       422         428
?DLJ Mortgage Acceptance Corp.,
  Series 97-CF1 S IO
   1.058%, 3/15/17                    AAA     1,169          45
First-Union Chase Commercial
  Mortgage,
  Series 99-C2 A1
   6.363%, 6/15/08                    AAA       285         290
+General Motors Acceptance
  Corp., Commercial Mortgage
  Securities, Inc.,
  Series 97-C2 X IO
   1.089%, 4/15/27                    Aaa     3,482         163
+GS Mortgage Securities Corp.
  II,
  Series 97-GL1 X2 IO
   0.697%, 7/13/30                    Aaa       885          31
Nationslink Funding Corp.,
  Series 98-2 A1
   6.001%, 11/20/07                   AAA       319         321
?Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07                     N/R       180         191
---------------------------------------------------------------
Group Total                                               2,485
===============================================================
ENERGY (0.3%)
CMS Panhandle Holdings Co.
   6.50%, 7/15/09                     BBB-      240         227
===============================================================
FEDERAL AGENCY (0.8%)
Federal National Mortgage
  Association
   7.125%, 2/15/05                    Agy       600         643
===============================================================
FINANCE (17.7%)
American Express Co.
   6.875%, 11/1/05                    A+        185         195
American General Finance Corp.
   5.75%, 11/1/03                     A+        210         212
   6.75%, 11/15/04                    A+        120         124
?Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                      BBB+      225         209

    The accompanying notes are an integral part of the financial statements.  45

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Intermediate Duration Portfolio

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
Bank of America Corp.
   7.40%, 1/15/11                     A       $ 255    $    268
Bank of New York Co.
   8.50%, 12/15/04                    A         310         339
Bank One Corp.
   6.00%, 2/17/09                     A-        240         230
Chase Manhattan Corp.
   6.00%, 2/15/09                     A         170         165
CIGNA Corp.
   7.00%, 1/15/11                     A+        150         154
Citicorp,
  Series F
   6.375%, 11/15/08                   A+        305         305
Donaldson, Lufkin & Jenrette,
  Inc.
   8.00%, 3/1/05                      A-        175         188
EOP Operating LP
   6.763%, 6/15/07                    BBB       255         257
?Equitable Life Assurance
  Society of the U.S.,
  Series 1A
   6.95%, 12/1/05                     A+        275         285
?Farmers Insurance Exchange
  8.625%, 5/1/24                      A+        300         305
?First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                     A-        350         359
FleetBoston Financial Corp.
   6.625%, 2/1/04                     A-        100         103
   6.625%, 12/1/05                    A-        110         112
   +8.125%, 7/1/04                    A3        200         214
?Florida Property & Casualty
   7.375%, 7/1/03                     A-        125         129
Ford Motor Credit Co.
   7.375%, 10/28/09                   A         165         170
Ford Motor Credit Corp.
   5.75%, 2/23/04                     A         305         305
   6.125%, 4/28/03                    A         290         293
   6.70%, 7/16/04                     A          85          87
General Electric Capital Corp.
   7.25%, 5/3/04                      AAA       520         551
General Motors Acceptance Corp.
   7.50%, 7/15/05                     A         255         267
Goldman Sachs Group, Inc.
   7.625%, 8/17/05                    A+        295         314
Hartford Financial Services
  Group, Inc.
   7.75%, 6/15/05                     A          85          91
Hartford Life Corp.
   7.65%, 6/15/27                     A         200         211
Homeside Lending, Inc.
   6.875%, 6/30/02                    A+        201         205
Household Finance Corp.
   6.00%, 5/1/04                      A          85          86
   6.08%, 3/8/06                      A         261         263
   6.50%, 1/24/06                     A          50          51
?Hyatt Equities LLC
   7.00%, 5/15/02                     BBB+      635         639
?John Hancock Global Funding II
   7.90%, 7/2/10                      AA+       280         311
Marsh & McLennan Companies, Inc.
   6.625%, 6/15/04                    AA-       225         232
Mellon Funding Corp.
   7.50%, 6/15/05                     A+        260         278
?Metropolitan Life Insurance Co.
   6.30%, 11/1/03                     A+        445         452
?Monument Global Funding
   6.05%, 1/19/06                     AA+       285         288
?Nisource Finance Corp.
   7.625%, 11/15/05                   BBB       270         286
Northern Trust Corp.
   7.10%, 8/1/09                      A+        350         365
Norwest Financial, Inc.
   5.625%, 2/3/09                     A+        300         289
Paine Webber Group, Inc.
   6.375%, 5/15/04                    BBB+      295         303

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                    BBB+    $ 300    $    295
?Prime Property Funding II, Inc.
   6.80%, 8/15/02                     A         240         243
   7.00%, 8/15/04                     A         120         122
?Prudential Insurance Co.
   8.30%, 7/1/25                      A-        150         160
Salomon Smith Barney Holdings
   7.00%, 3/15/04                     A         170         177
U.S. Bancorp
   6.875%, 12/1/04                    A         375         388
?USAA Capital Corp.
   7.41%, 6/30/03                     AAA       280         293
Washington Mutual, Inc.
   8.25%, 4/1/10                      BBB       150         165
   8.60%, 2/1/02                      BBB+      195         200
Wells Fargo Co.
   6.625%, 7/15/04                    A+        210         218
?World Financial Properties,
  Series 96 WFP-B
   6.91%, 9/1/13                      AA-       560         571
---------------------------------------------------------------
Group Total                                              13,322
===============================================================
FOREIGN BOND (1.9%)
Federal Home Loan Mortgage
  Corporation, (Euro)
  Series 2234-SC
   5.75%, 9/15/10                     Agy     EUR1,535    1,409
===============================================================
INDUSTRIALS (14.0%)
Aetna, Inc.
   7.875%, 3/1/11                     N/R     $ 210         214
Albertson's, Inc.
   7.50%, 2/15/11                     BBB+      285         293
Alcoa, Inc.
   7.25%, 8/1/05                      A+        185         197
?+American Home Products
   6.70%, 3/15/11                     A3        300         302
Boeing Capital Corp.
   6.68%, 12/1/03                     AA-       345         359
Clear Channel Communications,
  Inc.
   7.25%, 9/15/03                     BBB-      330         341
Compaq Computers
   7.45%, 8/1/02                      BBB       310         313
Conoco, Inc.
   6.95%, 4/15/29                     A-        320         319
Cox Communications, Inc.
   7.50%, 8/15/04                     BBB+      280         292
?+CVS Corp.
   5.625%, 3/15/06                    A2        300         299
Daimler Chrysler AG
   6.90%, 9/1/04                      A+        270         274
Dayton Hudson Corp.
   6.65%, 8/1/28                      A         125         119
   6.75%, 1/1/28                      A-         65          63
Deere & Co.
   6.55%, 7/15/04                     A+        350         361
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                     BBB        60          55
Federated Department Stores,
  Inc.
   6.30%, 4/1/09                      BBB+      370         360
?FEDEX Corp.
   6.875%, 2/15/06                    BBB       145         147
?Florida Windstorm
   7.125%, 2/25/19                    AAA       285         287
Hertz Corp.
   7.00%, 7/1/04                      A-        270         276
Hewlett Packard Co.
   7.15%, 6/15/05                     AA-       280         293
?+Kellogg Co.
   6.60%, 4/1/11                      Baa2      380         381

 46 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
Kroger Co.
   7.70%, 6/1/29                      BBB-    $ 210    $    215
Lowe's Companies, Inc.
   6.875%, 2/15/28                    A         305         283
Marriott International, Inc.
   ?7.00%, 1/15/08                    BBB+      200         201
   8.125%, 4/1/05                     BBB+      140         149
May Department Stores Co.
   5.95%, 11/1/08                     A         200         194
   6.875%, 11/1/05                    A+         85          88
News America, Inc.
   6.625%, 1/9/08                     BBB-      300         292
Nortel Networks Ltd.
   6.125%, 2/15/06                    A         220         213
Pharmacia Corp.
   6.85%, 12/1/28                     AA-       285         279
Phillips Petroleum Co.
   8.50%, 5/25/05                     BBB       230         253
Procter & Gamble Co.
   6.60%, 12/15/04                    AA        325         341
Progress Energy, Inc.
   6.75%, 3/1/06                      N/R       300         309
?Qwest Capital Funding
   7.25%, 2/15/11                     BBB+       75          76
Raytheon Co.
   6.75%, 8/15/07                     BBB-      220         217
   8.20%, 3/1/06                      BBB-       35          37
Sun Microsystems, Inc.
   7.00%, 8/15/02                     BBB+      325         331
Target Corp.
   +5.50%, 4/1/07                     A2         65          65
   6.35%, 1/15/11                     A          35          36
TRW, Inc.
   7.625%, 3/15/06                    BBB       140         142
U.S. Airways Corp.,
  Series 98-1A
    6.85%, 1/30/18                    A+        353         339
United Technologies Corp.
   6.70%, 8/1/28                      A+        300         294
USA Waste Services, Inc.
   7.00%, 7/15/28                     BBB       150         133
Walt Disney Co.
   7.30%, 2/8/05                      A         385         411
Waste Management, Inc.
   6.125%, 7/15/01                    BBB       145         145
---------------------------------------------------------------
Group Total                                              10,588
===============================================================
NON-AGENCY FIXED RATE MORTGAGES (0.0%)
Resolution Trust Corp.,
  Series 92-5 C CMO
   8.613%, 1/25/26                    AA         23          23
===============================================================
TAXABLE MUNICIPAL (0.5%)
New York State Power Authority,
  Series B
   6.11%, 2/15/11                     AA-       400         407
===============================================================
TELEPHONES (2.1%)
?AT&T Wireless Group
   7.875%, 3/1/11                     BBB       215         217
AT&T Corp.
   6.50%, 3/15/29                     A         175         148
BellSouth Telecommunications,
  Inc.
   6.375%, 6/1/28                     AA-       185         166
GTE Corp.
   6.94%, 4/15/28                     A+        325         312
MCI WorldCom, Inc.
   ++6.50%, 4/15/10                   BBB+      200         186
   6.95%, 8/15/28                     BBB+      240         206
?Qwest Capital Funding
   7.75%, 8/15/06                     BBB+      270         285

                                    RATINGS    FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
Sprint Cap Corp.
   7.125%, 1/30/06                    BBB+    $  90    $     91
---------------------------------------------------------------
Group Total                                               1,611
===============================================================
TRANSPORTATION (1.0%)
Continental Airlines,
  Series 98-1 A
   6.648%, 9/15/17                    AA+       282         283
Norfolk Southern Corp.
   7.875%, 2/15/04                    BBB+       30          32
Union Pacific Corp.
   6.34%, 11/25/03                    BBB-      400         406
---------------------------------------------------------------
Group Total                                                 721
===============================================================
UTILITIES (0.7%)
National Rural Utilities Corp.
   7.375%, 2/10/03                    AA        275         286
Niagara Mohawk Power Co.
  Senior Notes
   7.375%, 7/1/03                     BBB-      272         279
---------------------------------------------------------------
Group Total                                                 565
===============================================================
YANKEE (5.4%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                     BBB+      165         150
AT&T Canada, Inc.
   7.625%, 3/15/05                    BBB       285         284
British Telecommunications plc
   7.625%, 12/15/05                   A         195         202
Deutsche Telekom International
  Finance
   8.00%, 6/15/10                     A-        285         291
?Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                      A         385         374
Inter-American Development Bank
   7.00%, 6/16/03                     AAA       295         309
?Oil Enterprises Ltd.
   6.239%, 6/30/08                    AAA       427         428
?Oil Purchase Co.
   7.10%, 4/30/02                     BB+        83          82
Province of Quebec
   6.125%, 1/22/11                    A+        650         656
Republic of Italy
   7.25%, 2/7/05                      AA        150         160
Tyco International Group S.A.
   6.375%, 2/15/06                    A-        285         288
   6.875%, 9/5/02                     A-         75          76
Unilever Capital Corp.
   6.75%, 11/1/03                     A+        280         291
Vodafone Group plc
   7.75%, 2/15/10                     A         420         453
---------------------------------------------------------------
Group Total                                               4,044
===============================================================
TOTAL FIXED INCOME SECURITIES (Cost $81,962)             82,735
===============================================================
PREFERRED STOCK (0.7%)
===============================================================
                                              SHARES
                                              ------
MORTGAGES -- OTHER (0.7%)
?+Home Ownership Funding Corp.
  (Cost $463)                         Aaa       650         492
===============================================================

    The accompanying notes are an integral part of the financial statements.  47

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Intermediate Duration Portfolio

                                   RATINGS     FACE
                                  (STANDARD   AMOUNT     VALUE
                                  & POOR'S)   (000)    (000)**
---------------------------------------------------------------
CASH EQUIVALENTS (16.1%)
===============================================================
DISCOUNT NOTES (13.2%)
Federal Home Loan Bank
   5.37%, 4/25/01                     Agy     $5,000   $  4,982
Federal National Mortgage
  Association
   6.29%, 5/3/01                      Agy     5,000       4,977
---------------------------------------------------------------
Group Total                                               9,959
===============================================================
REPURCHASE AGREEMENT (2.9%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/2/01, to be repurchased at
  $2,192, collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28 valued at $2,194           2,191       2,191
---------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $12,150)                    12,150
---------------------------------------------------------------
TOTAL INVESTMENTS (126.5%) (Cost $94,575)                95,377
===============================================================
OTHER ASSETS & LIABILITIES (-26.5%)
Receivable for Investments Sold                           2,811
Receivable for Forward Commitments                        1,516
Dividends Receivable                                         22
Interest Receivable                                         784
Receivable for Daily Variation on Futures Contracts          20
Receivable for Fund Shares Sold                               6
Unrealized Gain on Swap Agreements                          116
Other Assets                                                  6
Payable for Investments Purchased                        (2,866)
Payable for Forward Commitments                         (22,250)
Payable for Investment Advisory Fees                        (67)
Payable for Administrative Fees                              (5)
Payable for Trustees' Deferred Compensation Plan --
  Note F                                                     (6)
Payable for Shareholder Servicing Fee -- Investment          (4)
  Class
Other Liabilities                                           (50)
                                                       --------
                                                        (19,967)
---------------------------------------------------------------
NET ASSETS (100%)                                      $ 75,410
===============================================================

                                                         VALUE
                                                       (000)**
---------------------------------------------------------------
---------------------------------------------------------------
INSTITUTIONAL CLASS
===============================================================
NET ASSETS
Applicable to 3,962,471 outstanding shares of
  beneficial interest (unlimited authorization, no     $ 39,923
  par value)
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                                $10.08
===============================================================
INVESTMENT CLASS
===============================================================
NET ASSETS
Applicable to 3,524,789 outstanding shares of
  beneficial interest (unlimited authorization, no     $ 35,487
  par value)
---------------------------------------------------------------
NET ASSET VALUE PER SHARE                                $10.07
===============================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                      $ 76,775
  Undistributed Net Investment Income (Loss)                 63
  Undistributed Realized Net Gain (Loss)                 (2,430)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                   802
    Foreign Currency Transactions                            (2)
    Futures and Swaps                                       202
---------------------------------------------------------------
NET ASSETS                                             $ 75,410
===============================================================

**       See Note A1 to Financial Statements.
?        144A security. Certain conditions for public sale may
         exist.
++       A portion of these securities was pledged to cover margin
         requirements for futures contracts.
!        Moody's Investor Service, Inc. rating. Security is not
         rated by Standard & Poor's Corporation.
CMO      Collateralized Mortgage Obligation
Inv Fl   Inverse Floating Rate -- Interest rate fluctuates with an
         inverse relationship to an associated interest rate.
         Indicated rate is the effective rate at March 31, 2001.
IO       Interest Only
N/R      Not rated by Moody's Investor Service, Inc., Standard &
         Poor's Corporation or Fitch.
PAC      Planned Amortization Class
PO       Principal Only
REMIC    Real Estate Mortgage Investment Conduit
TBA      Security is subject to delayed delivery. See Note A8 to
         Financial Statements.

 48 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

INTERNATIONAL FIXED INCOME PORTFOLIO

The International Fixed Income Portfolio generally invests in high-grade fixed-income securities, using a benchmark that is 100 percent invested in foreign bonds. Most investments consist of securities issued by governments and supranational organizations such as the World Bank, although the Portfolio may also hold corporate bonds, mortgages, and other fixed-income securities. The Portfolio may also invest to a limited extent in U.S. securities when the U.S. fixed-income market is believed to be more attractive than foreign markets.

Miller Anderson & Sherrerd manages the duration, country, and currency exposure of the Portfolio by combining research on relative values with analyses of economic, interest rate, and exchange rate trends. Particular attention is paid to prospective inflation and real interest rates. The Portfolio will tend to invest in those countries offering the highest real interest rates and steepest yield curves, after adjusting for differences in the fiscal soundness of each country. Foreign currency exposure is handled as a separate management decision, and foreign currencies which MAS judges to be significantly overvalued are hedged.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                          MAS INTERNATIONAL FIXED INCOME
                                   ---------------------------------------------

                                                                                    MAS International   Salomon World Gov't
                                                                                      Fixed Income      Bond Ex-U.S. Index
                                                           ----------------------------------------------------------------
                                                           Six Months                     (1.23)%              (1.11)%
                                                           ----------------------------------------------------------------

                                                           One Year                       (6.40)%              (6.33)%
                                                           ----------------------------------------------------------------

                                                           Five Years                      0.75%                0.96%
                                                           ----------------------------------------------------------------

                                                           Since Inception                 3.18%                3.56%
                                                           ----------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The International Fixed Income Portfolio commenced operations on 4/29/94. Total returns are compared to the Salomon World Government Bond Ex-U.S. Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

International Fixed Income Portfolio

                                  RATINGS        FACE
                                (STANDARD       AMOUNT     VALUE
                                & POOR'S)       (000)      (000)**
------------------------------------------------------------------
FIXED INCOME SECURITIES (82.0%)
------------------------------------------------------------------
BRITISH POUND (7.0%)
European Investment Bank
   5.50%, 12/7/09                   AAA    GBP    1,415   $  2,021
KFW International Finance Corp.
   5.625%, 12/7/09                  AAA             705      1,023
Orange plc
   8.625%, 8/1/08                   BB+             505        726
United Kingdom Treasury Bill
   8.00%, 6/10/03                   AAA             865      1,304
United Kingdom Treasury Bond
   6.00%, 12/7/28                   AA-             660      1,137
------------------------------------------------------------------
Group Total                                                  6,211
==================================================================
CANADIAN DOLLAR (1.5%)
Government of Canada
   10.00%, 6/1/08                   AA+    CAD    1,635      1,322
==================================================================
DANISH KRONE (6.2%)
Kingdom of Denmark
   5.00%, 8/15/05                   AAA    DKK   46,200      5,505
==================================================================
EURO (46.0%)
Ahold Finance USA, Inc.
   6.375%, 6/8/05                   BBB+   EUR      350        320
Axa
   6.75%, 12/15/20                  A-              500        456
Buoni Poliennali Del Tes
   4.25%, 11/1/09                   AA            4,290      3,574
Clear Channel Communications, Inc.
   6.50%, 7/7/05                    BBB-            200        180
Colt Telecom Group plc
   7.625%, 7/31/08                  B+              741        590
##GMAC Global Bond
   5.50%, 2/2/05                    A             1,000        880
Goldman Sachs Group, Inc.
   6.50%, 10/6/10                   A+              400        362
Government of Finland
   9.50%, 3/15/04                   AA-           2,173      2,175
Government of France O.A.T.
   5.25%, 4/25/08                   AAA           2,675      2,435
   8.50%, 10/25/19                  AAA           3,700      4,480
Government of Germany
   4.00%, 7/4/09                    AAA           1,670      1,370
   6.00%, 7/4/07                    AAA           1,295      1,232
   6.25%, 1/4/24                    AAA           1,860      1,819
   6.50%, 7/4/27                    AAA           3,095      3,134
   7.25%, 10/21/02                  AAA           3,460      3,176
   8.375%, 5/21/01                  AAA           2,162      1,910
@Spanish Government
   5.15%, 7/30/09                   AA+            (c)-          -
Household Finance Corp.
   5.125%, 6/24/09                  A               725        593
International Bank for Reconstruction &
  Development
   7.125%, 4/12/05                  AAA           2,664      2,555
International Lease Finance Corp.
   4.125%, 7/12/04                  AA-             300        257
Kredit fuer Wiederaufbau
   5.00%, 1/4/09                    AAA           1,049        925
   5.00%, 7/4/11                    AAA           2,000      1,748
#Lloyds TSB Bank plc
   5.625%, 7/15/49                  A+              750        627
Mannesmann Finance BV
   4.75%, 5/27/09                   A-              490        395

                                  RATINGS        FACE
                                (STANDARD       AMOUNT     VALUE
                                & POOR'S)       (000)      (000)**
------------------------------------------------------------------
Marconi Corp. plc
   6.375%, 3/30/10                  BBB+       EUR  500   $    413
Netherlands Government
   8.25%, 2/15/07                   AAA             639        666
Pearson plc
   6.125%, 2/1/07                   BBB+            550        490
Republic of Italy BTPS
   10.00%, 8/1/03                   AA            1,001        989
Rolls-Royce plc
   6.375%, 6/14/07                  A-              400        368
Royal Bank of Scotland Group plc
   6.77%, 3/31/49                   A-              375        344
Sanpaolo IMI Capital
   8.126%, 12/29/49                 A-              275        255
Stora Enso Oyj
   6.375%, 6/29/07                  BBB+            400        359
Tecnost International Finance NV
   6.125%, 7/30/09                  BBB+            525        422
Tyco International Group S.A.
   6.125%, 4/4/07                   A-              475        426
?Unicredito Italia
   8.048%, 10/29/49                 A-              285        262
+#VNU NV
   6.625%, 5/30/07                  A3              400        367
------------------------------------------------------------------
Group Total                                                 40,554
==================================================================
JAPANESE YEN (17.0%)
++Credit Locale de France
   6.00%, 10/31/01                  AA+    JPY  311,000      2,561
European Investment Bank
   3.00%, 9/20/06                   AAA         203,000      1,831
Export-Import Bank of Japan
   2.875%, 7/28/05                  AAA         290,000      2,551
Government of Japan
   0.90%, 12/22/08                  AAA         892,000      7,058
++International Bank for Reconstruction &
  Development
   6.75%, 6/18/01                   AAA         121,000        977
------------------------------------------------------------------
Group Total                                                 14,978
==================================================================
SWEDISH KRONA (4.3%)
Swedish Government
   6.00%, 2/9/05                    AA+    SEK   25,000      2,561
   13.00%, 6/15/01                  AAA          12,625      1,237
------------------------------------------------------------------
Group Total                                                  3,798
==================================================================
TOTAL FIXED INCOME SECURITIES (Cost $81,674)                72,368
==================================================================
CASH EQUIVALENTS (16.5%)
==================================================================
DISCOUNT NOTES (11.3%)
Federal Home Loan Mortgage
  Corporation
   4.88%, 5/31/01                   Agy        $  5,000      4,960
Federal National Mortgage
  Association
   6.29%, 5/3/01                    Agy           5,000      4,977
------------------------------------------------------------------
Group Total                                                  9,937
==================================================================

 50 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                 FACE
                                                AMOUNT     VALUE
                                                (000)      (000)**
------------------------------------------------------------------
REPURCHASE AGREEMENT (5.2%)
Chase Securities, Inc. 5.05% dated
3/30/01 due 4/2/01 to be repurchased at
$4,619 collateralized by various U.S.
Government Obligations, due
2/21/22-11/15/28, valued at $4,622             $  4,617   $  4,617
------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $14,554)                       14,554
------------------------------------------------------------------
TOTAL INVESTMENTS (98.5%) (Cost $96,228)                    86,922
==================================================================
OTHER ASSETS & LIABILITIES (1.5%)
Cash                                                           571
Receivable for Investments Sold                              4,619
Interest Receivable                                          1,950
Variation Margin on Futures Contracts                           89
Receivable for Fund Shares Sold                                 88
Other Assets                                                    14
Payable for Investments Purchased                           (4,676)
Payable for Investment Advisory Fees                           (83)
Payable for Administrative Fees                                 (6)
Payable for Trustees' Deferred
  Compensation Plan -- Note F                                  (13)
Unrealized Loss on Forward Foreign
  Currency Contracts                                        (1,216)
Payable for Fund Shares Redeemed                                (4)
Other Liabilities                                              (17)
                                                          --------
                                                             1,316
------------------------------------------------------------------
NET ASSETS (100%)                                         $ 88,238
==================================================================
                                                           VALUE
                                                           (000)**
------------------------------------------------------------------
INSTITUTIONAL CLASS
==================================================================
NET ASSETS
Applicable to 10,330,314 outstanding shares of
  beneficial interest (unlimited
  authorization, no par value)                            $ 88,238
------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                    $8.54
==================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                         $109,681
  Undistributed Net Investment Income (Loss)                (5,023)
  Undistributed Realized Net Gain (Loss)                    (6,214)
  Unrealized Appreciation (Depreciation)
    on:
    Investment Securities                                   (9,306)
    Foreign Currency Transactions                             (934)
    Futures                                                     34
------------------------------------------------------------------
NET ASSETS                                                $ 88,238
==================================================================

**   See Note A1 to Financial Statements.
?    144A Security. Certain conditions for public sale may exist.
++   A portion of these securities was pledged to cover margin
     requirements for futures contracts.
+    Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
#    Step Bond -- Coupon rate increases in increments to
     maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is the ultimate maturity.
##   Variable or floating rate security -- rate disclosed is as of March 31, 2001.
@    Value is less than $500.
(c)  Face value is less than $500.

    The accompanying notes are an integral part of the financial statements.  51

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

LIMITED DURATION PORTFOLIO

The Limited Duration Portfolio seeks to generate attractive fixed-income returns without the volatility that accompanies a longer duration Portfolio. We believe it is ideally suited for assets for which liquidity and principal protection over a one-year horizon are primary goals. Value and risk control drive the Portfolio's investment decisions. The Portfolio is diversified across market sectors and issues, and is constrained within a range of one to three years of duration, to an average credit quality rating (with all securities being of investment grade), and to dollar-denominated bonds only.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                               MAS LIMITED DURATION
                                   ---------------------------------------------

                                                                          MAS Limited      Salomon
                                                                           Duration     1-3 Year Index
                                                           -------------------------------------------
                                                           Six Months        5.48%          5.58%
                                                           -------------------------------------------

                                                           One Year         10.12%          9.80%
                                                           -------------------------------------------

                                                           Five Years        6.24%          6.47%
                                                           -------------------------------------------

                                                           Since             6.07%          6.15%
                                                             Inception
                                                           -------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Limited Duration Portfolio commenced operations on 3/31/92. Total returns are compared to the Salomon 1-3 Year Treasury/Government Sponsored Index, an unmanaged market index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Limited Duration Portfolio

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
FIXED INCOME SECURITIES (99.7%)
-----------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (27.0%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   10.00%, 4/1/10-10/1/20               Agy    $ 1,461   $  1,590
   10.50%, 12/1/14                      Agy        177        194
   11.00%, 8/1/15-5/1/20                Agy         85         94
   11.50%, 4/1/11-1/1/18                Agy        486        550
  Gold Pools:
   8.50%, 8/1/28-12/1/30                Agy      5,917      6,169
   10.00%, 10/1/21                      Agy        107        117
   10.50%, 1/1/19-10/1/20               Agy        362        402
   11.50%, 8/1/10                       Agy         64         72
   12.00%, 6/1/15-9/1/15                Agy        164        181
  April TBA
   7.00%, 4/1/30                        Agy      4,000      4,053
Federal National
  Mortgage Association,
  Conventional Pools:
   9.50%, 11/1/20                       Agy        268        289
   10.00%, 12/1/15-9/1/16               Agy        332        363
   10.50%, 4/1/15-12/1/16               Agy        220        244
   11.00%, 7/1/20                       Agy        163        183
   11.50%, 11/1/19                      Agy        218        246
   12.00%, 5/1/14-8/1/20                Agy         68         78
   12.50%, 2/1/15                       Agy         39         45
  April TBA
   7.00%, 4/1/30                        Agy     11,350     11,488
Government National
  Mortgage Association: Adjustable
  Rate Mortgages:
   6.375%, 3/20/25                      Tsy        813        820
   6.50%, 10/20/27-1/20/28              Tsy        954        967
   6.875%, 1/20/25-6/20/25              Tsy      2,522      2,551
   7.125%, 7/20/27-12/20/27             Tsy      2,707      2,747
   7.375%, 6/20/25                      Tsy      1,060      1,074
   7.625%, 12/20/25                     Tsy      1,430      1,456
  Various Pools:
   6.00%, 2/20/27                       Tsy        232        234
   9.00%, 7/15/16-1/15/17               Tsy      1,169      1,253
   9.50%, 12/15/17-12/15/21             Tsy      1,716      1,861
   10.00%, 11/15/09-2/15/28             Tsy      3,051      3,345
   10.50%, 11/15/18-5/15/26             Tsy        225        250
   11.00%, 1/15/10-1/15/21              Tsy      1,434      1,612
   11.50%, 2/15/13-11/15/19             Tsy        810        918
  April TBA
   7.00%, 4/1/30                        Tsy      6,200      6,297
-----------------------------------------------------------------
Group Total                                                51,743
=================================================================
ASSET BACKED CORPORATES (23.2%)
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02                      AAA         52         53
Associates Automobile
  Receivables Trust,
  Series 00-1 A3
   7.30%, 1/15/04                       AAA      1,415      1,452
BMW Vehicle Owner Trust,
  Series 00-A A2
   6.65%, 2/25/03                       AAA      1,400      1,415
Capital Auto Receivables
  Asset Trust,
  Series 99-1 A2
   5.58%, 6/15/02                       AAA        603        604

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
CIT Marine Trust,
  Series 99-A A2
   5.80%, 4/15/10                       AAA    $ 1,850   $  1,872
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05                      AAA         71         71
Citibank Credit Card Issuance
  Trust, Series:
  00-A1 A1
   6.90%, 10/17/07                      AAA      1,465      1,545
  00-C1
   7.45%, 9/15/07                       BBB        505        527
Connecticut RRD,
  Series 01-1 1A
   5.36%, 3/30/07                       AAA        950        953
CPS Auto Grantor Trust,
  Series:
  97-2 A
   6.65%, 10/15/02                      AAA         66         66
  98-2 A
   6.09%, 11/15/03                      AAA        302        302
Daimler Benz Vehicle Trust, Series
  98-A A3
   5.16%, 12/20/07                      AAA        877        877
Daimler Chrysler Auto Trust,
  Series:
  00-A A2
   6.76%, 1/6/03                        AAA        716        721
  00-C A3
   6.82%, 9/6/04                        AAA        540        557
Detroit Edison,
  Series 01-1 A2
   5.51%, 3/1/07                        AAA      1,400      1,410
First Security Auto Grantor Trust,
  Series:
  99-1 A4
   5.74%, 6/15/04                       AAA      2,250      2,275
  00-1 A3
   7.30%, 7/15/04                       AAA      1,400      1,445
Ford Credit Auto Owner Trust,
  Series:
  99-B A4
   5.80%, 6/15/02                       AAA      1,341      1,344
  99-D A4
   6.40%, 10/15/02                      AAA      2,400      2,421
General Electric Home Equity Loan
  Asset-Backed Certificates,
  Series 91-1 B
   8.70%, 9/15/11                       AAA        436        437
?Global Rated Eligible Asset
  Trust,
  Series 98-A A1
   7.45%, 3/15/06                       N/R        650        156
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  98-2 A2
   5.87%, 4/15/04                       AAA      1,180      1,189
  99-1 A2
   5.52%, 2/15/05                       AAA      1,325      1,340
?Honda Auto Receivables
  Grantor Trust,
  Series 98-A A
   5.50%, 11/15/04                      AAA        794        797
Honda Auto Receivables
  Owner Trust,
  Series:
  99-1 A4
   5.35%, 10/15/04                      AAA      1,100      1,107
  00-1 A3
   6.62%, 7/15/04                       AAA        870        892

    The accompanying notes are an integral part of the financial statements.  53

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Limited Duration Portfolio

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
Illinois Power Special Purpose
  Trust,
  Series 98-1 A2
   5.26%, 6/25/03                       AAA    $   296   $    296
MBNA Master Credit Card Trust,
  Series:
  99-I A
   6.40%, 1/18/05                       AAA        850        870
  99-M A
   6.60%, 4/16/07                       AAA      1,225      1,278
MMCA Automobile Trust,
  Series 00-1 A3
   7.00%, 6/15/04                       AAA      1,125      1,156
?National Car Rental Financing
  Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                      N/R        450        459
Newcourt Equipment Trust
  Securities,
  Series 98-2 A3
   5.45%, 10/15/02                      AAA        662        664
Nissan Auto Receivables Owner
  Trust,
  Series:
  00-A A3
   7.01%, 9/15/03                       AAA        875        894
  00-C A3
   6.72%, 8/16/04                       AAA        905        929
Peco Energy Transition Trust,
  Series 99-A A2
   5.63%, 3/1/05                        AAA      1,600      1,613
Premier Auto Trust,
  Series:
  99-1 A3
   5.69%, 11/8/02                       AAA      1,193      1,197
  99-2 A4
   5.59%, 2/9/04                        AAA      2,100      2,127
  99-3 A4
   6.43%, 3/8/04                        AAA      2,100      2,150
?Rental Car Finance Corp.,
  Series 97-1 A2
   6.45%, 8/25/04                       AA         625        633
?Residential Funding Mortgage
  Securities II,
  Series 00-HI4 AI2
   7.39%, 4/25/11                       AAA      1,100      1,125
?Team Fleet Financing Corp.,
  Series:
  96-1 A
   6.65%, 12/15/02                      A-       1,350      1,351
  97-1A
   7.35%, 5/15/03                       A-       1,475      1,475
Union Acceptance Corp.,
  Series 97-B A2
   6.70%, 6/8/03                        AAA        322        324
-----------------------------------------------------------------
Group Total                                                44,369
=================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL SERIES (1.4%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1114 E PAC (11)
   8.00%, 7/15/06                       Agy      1,170      1,204
  1971 PJ PAC
   6.50%, 10/15/22                      Agy      1,279      1,288
Federal National Mortgage
  Association,
  Series 98-22 FA REMIC
   5.46%, 4/18/28                       Agy        263        262
-----------------------------------------------------------------
Group Total                                                 2,754
=================================================================

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS --
  NON-AGENCY COLLATERAL SERIES (2.6%)
Countrywide Home Loans,
  Series 00-5 1A2
   7.75%, 10/25/30                      AAA    $ 1,659   $  1,680
GMAC Mortgage Corporation
  Loan Trust,
  Series 00-J3 A1
   7.75%, 10/25/30                      AAA      1,636      1,652
Residential Funding Mortgage
  Securities I,
  Series 00-S9 A6
   7.75%, 7/25/30                       AAA      1,629      1,647
-----------------------------------------------------------------
Group Total                                                 4,979
=================================================================
COMMERCIAL MORTGAGES (0.4%)
Asset Securitization Corp.,
  Series 97-D5 A1A
   6.50%, 2/14/41                       AAA        511        511
+Midland Realty Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/27                       Aaa        205        207
-----------------------------------------------------------------
Group Total                                                   718
=================================================================
ENERGY (0.7%)
Conoco, Inc.
   5.90%, 4/15/04                       A-       1,285      1,305
=================================================================
FEDERAL AGENCY (3.5%)
Federal National Mortgage
  Association
   7.125%, 6/15/10                      Agy      6,110      6,716
=================================================================
FINANCE (19.1%)
American Express Co.
   6.875%, 11/1/05                      A+         485        512
American General Finance Corp.
   5.75%, 11/1/03                       A+       1,155      1,165
Bank of New York Co.
   8.50%, 12/15/04                      A          855        935
Bank One Corp.
   5.625%, 2/17/04                      A          930        930
Chase Manhattan Corp.,
  Series C
   5.69%, 2/10/04                       A+       1,165      1,173
Donaldson, Lufkin & Jenrette, Inc.
   8.00%, 3/1/05                        A-         840        903
EOP Operating LP
   6.50%, 6/15/04                       BBB      1,020      1,031
?Farmers Insurance Exchange
   8.50%, 8/1/04                        A+         680        725
First Fidelity Bancorp
   6.80%, 6/15/03                       A-       1,200      1,230
?First Hawaiian Bank,
  Series A
   6.93%, 12/1/03                       A-       1,075      1,101
FleetBoston Financial Corp.
   6.625%, 12/1/05                      A-         425        435
   8.125%, 7/1/04                       A-         505        541
?Florida Property & Casualty
   7.375%, 7/1/03                       A-         910        941
Ford Motor Credit Corp.
   5.75%, 2/23/04                       A          980        979
   6.125%, 4/28/03                      A          575        581
   6.70%, 7/16/04                       A          450        460
General Electric Capital Services,
  Inc.
   7.25%, 5/3/04                        AAA      1,560      1,654
General Motors Acceptance Corp.
   7.50%, 7/15/05                       A          695        729

 54 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
Goldman Sachs Group LP
   7.625%, 8/17/05                      A+     $   475   $    506
Hartford Financial Services Group,
  Inc.
   7.75%, 6/15/05                       A          535        574
Hartford Life, Inc.
   6.90%, 6/15/04                       A          285        295
Heller Financial, Inc.
   6.50%, 7/22/02                       A-         465        472
Home Savings of America
   6.50%, 8/15/04                       BBB+       800        810
Homeside Lending, Inc.
   6.875%, 6/30/02                      A+         891        909
Household Finance Corp.
   6.00%, 5/1/04                        A        1,385      1,399
?Hyatt Equities LLC
   7.00%, 5/15/02                       BBB+     1,190      1,198
Marsh & McLennan Companies, Inc.
   6.625%, 6/15/04                      AA-      1,030      1,063
Mellon Funding Corp.
   7.50%, 6/15/05                       A+         775        828
?++Metropolitan Life Insurance Co.
   6.30%, 11/1/03                       A+       1,555      1,579
?Monument Global Funding
   6.05%, 1/19/06                       AA+        760        768
?Nationwide Mutual Life Insurance
  Co.
   6.50%, 2/15/04                       A        1,198      1,218
?Nisource Finance Corp.
   7.625%, 11/15/05                     BBB        705        746
Norwest Financial, Inc.
   5.375%, 9/30/03                      A+         515        516
Paine Webber Group, Inc.
   6.375%, 5/15/04                      BBB+       880        904
?Prime Property Funding II, Inc.
   6.80%, 8/15/02                       A          785        794
   7.00%, 8/15/04                       A          225        228
?Prudential Insurance Co.
   6.875%, 4/15/03                      A-         640        657
Salomon Smith Barney Holdings
   7.00%, 3/15/04                       A        1,360      1,416
Target Corp.
   7.50%, 2/15/05                       A          715        766
U.S. Bancorp
   6.875%, 12/1/04                      A        1,035      1,071
?USAA Capital Corp.
   7.41%, 6/30/03                       AAA        820        857
Wells Fargo Co.
   6.625%, 7/15/04                      A+         850        881
-----------------------------------------------------------------
Group Total                                                36,480
=================================================================
INDUSTRIALS (13.5%)
Aetna, Inc.
   7.375%, 3/1/06                       A-         600        606
Alcoa, Inc.
   7.25%, 8/1/05                        A+         550        584
?American Home Products
   6.25%, 3/15/06                       A          840        846
Clear Channel Communications, Inc.
   7.25%, 9/15/03                       BBB-       975      1,008
Compaq Computers
   7.45%, 8/1/02                        BBB        770        778
Cox Communications, Inc.
   7.50%, 8/15/04                       BBB+       820        856
CVS Corp.
   5.50%, 2/15/04                       A        1,525      1,529
Daimler Chrysler AG
   6.90%, 9/1/04                        A+         710        721
Deere & Co.
   6.55%, 7/15/04                       A+         955        985
Delphi Automotive Systems Corp.
   6.125%, 5/1/04                       BBB        815        815
Federated Department Stores, Inc.
   6.30%, 4/1/09                        BBB+       790        768

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
?FEDEX Corp.
   6.875%, 2/15/06                      BBB    $   375   $    382
Hertz Corp.
   7.00%, 7/1/04                        A-         935        955
Hewlett Packard Co.
   7.15%, 6/15/05                       AA-        830        869
IBM Credit Corp.
   6.64%, 10/29/01                      A+       1,255      1,267
?Kellogg Co.
   6.00%, 4/1/06                        BBB      1,145      1,146
?Kern River Funding Corp.
   6.42%, 3/31/01                       A-         100        100
Kroger Co.
   7.15%, 3/1/03                        BBB-     1,145      1,186
Lowes Department Stores, Inc.
   7.50%, 12/15/05                      A          880        934
Marriott International, Inc.
   8.125%, 4/1/05                       BBB+       375        398
May Department Stores Co.
   6.875%, 11/1/05                      A+         300        310
   9.875%, 12/1/02                      A+         810        867
Nortel Networks Ltd.
   6.125%, 2/15/06                      A          575        557
Pharmacia Corp.
   5.75%, 12/1/05                       A          710        724
Phillips Petroleum Co.
   8.50%, 5/25/05                       BBB        685        753
Procter & Gamble Co.
   6.60%, 12/15/04                      AA         855        896
Progress Energy, Inc.
   6.75%, 3/1/06                        BBB        775        798
Raytheon Co.
   6.75%, 8/15/07                       BBB-       580        572
Sun Microsystems, Inc.
   7.00%, 8/15/02                       BBB+       995      1,012
TRW, Inc.
   7.625%, 3/15/06                      BBB        360        366
Walt Disney Co.
   7.30%, 2/8/05                        A          995      1,062
Waste Management, Inc.
   6.125%, 7/15/01                      BBB      1,135      1,133
-----------------------------------------------------------------
Group Total                                                25,783
=================================================================
TAXABLE MUNICIPALS (0.4%)
New York State Power Authority,
  Series B
   6.11%, 2/15/11                       AA-        805        819
=================================================================
TELEPHONES (2.7%)
AT&T Corp.
   5.625%, 3/15/04                      A          865        860
?AT&T Wireless Group
   7.35%, 3/1/06                        BBB        870        880
GTE Corp.
   9.10%, 6/1/03                        A          990      1,065
MCI WorldCom, Inc.
   6.25%, 8/15/03                       A-       1,195      1,189
?Qwest Capital Funding
   7.75%, 8/15/06                       BBB+       800        844
Sprint Capital Corp.
   7.125%, 1/30/06                      BBB+       230        232
-----------------------------------------------------------------
Group Total                                                 5,070
=================================================================
TRANSPORTATION (0.7%)
Norfolk Southern Corp.
   7.875%, 2/15/04                      BBB+       725        761
Union Pacific Corp.
   9.625%, 12/15/02                     BBB-       625        667
-----------------------------------------------------------------
Group Total                                                 1,428
=================================================================

    The accompanying notes are an integral part of the financial statements.  55

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Limited Duration Portfolio

                                     RATINGS    FACE
                                    (STANDARD  AMOUNT     VALUE
                                    & POOR'S)   (000)     (000)**
-----------------------------------------------------------------
UTILITIES (0.8%)
National Rural Utilities Corp.
   7.375%, 2/10/03                      AA     $   715   $    744
Niagara Mohawk Power Co.
  Senior Notes
   7.375%, 7/1/03                       BBB-       783        802
-----------------------------------------------------------------
Group Total                                                 1,546
=================================================================
YANKEE (3.7%)
AT&T Canada, Inc.
   7.625%, 3/15/05                      BBB        740        737
British Telecommunications plc
   7.625%, 12/15/05                     A          505        523
Deutsche Telekom International
  Finance
   7.75%, 6/15/05                       AA-        880        908
Inter-American Development Bank
   7.00%, 6/16/03                       AAA        880        923
?Oil Enterprises Ltd.
   6.239%, 6/30/08                      AAA        807        809
?Oil Purchase Co.
   7.10%, 4/30/02                       BB+        200        196
Republic of Italy
   7.25%, 2/7/05                        AA         380        407
Tyco International Group S.A.
   6.375%, 2/15/06                      A-         695        702
   6.875%, 9/5/02                       A-         255        259
Unilever Capital Corp.
   6.75%, 11/1/03                       A+         685        711
?Vodafone Group plc
   7.625%, 2/15/05                      A-         920        976
-----------------------------------------------------------------
Group Total                                                 7,151
=================================================================
TOTAL FIXED INCOME SECURITIES (Cost $187,728)             190,861
=================================================================
PREFERRED STOCK (0.7%)
=================================================================
                                                SHARES
                                               -------
MORTGAGE -- OTHER (0.7%)
?+Home Ownership Funding Corp.
  13.33% (Cost $1,281)                  Aaa      1,800      1,363
=================================================================
CASH EQUIVALENTS (10.6%)
=================================================================
                                                  FACE
                                                AMOUNT
                                                 (000)
                                               -------
DISCOUNT NOTES (10.1%)
Federal Home Loan Bank
   5.37%, 4/25/01                       Agy    $10,000      9,964
Federal Home Loan Mortgage
  Corporation
   4.80%, 4/17/01                       Agy      3,500      3,492
   4.88%, 5/31/01                       Agy      6,000      5,952
-----------------------------------------------------------------
Group Total                                                19,408
=================================================================

                                                  FACE
                                                AMOUNT      VALUE
                                                 (000)     (000)**
-----------------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
Chase Securities, Inc. 5.05%, dated 3/30/01,
  due 4/02/01, to be repurchased at $1,014
  collateralized by various U.S. Government
  Obligations, due 2/21/22-11/15/28 valued at
  $1,015                                       $ 1,014   $  1,014
=================================================================
TOTAL CASH EQUIVALENTS (Cost $20,422)                      20,422
=================================================================
TOTAL INVESTMENTS (111.0%) (Cost $209,431)                212,646
=================================================================
OTHER ASSETS & LIABILITIES
  (-11.0%)
Cash                                                          177
Receivable for Investments Sold                             2,680
Dividends Receivable                                           60
Interest Receivable                                         1,872
Receivable for Fund Shares Sold                               291
Other Assets                                                   17
Dividends Payable                                             (87)
Payable for Investments Purchased                          (4,091)
Payable for Forward Commitments                           (21,773)
Payable for Investment Advisory Fees                         (140)
Payable for Administrative Fees                               (13)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                              (16)
Payable for Fund Shares Redeemed                              (27)
Payable for Daily Variation On Futures
  Contracts                                                   (81)
Other Liabilities                                             (17)
                                                         --------
                                                          (21,148)
-----------------------------------------------------------------
NET ASSETS (100%)                                        $191,498
=================================================================
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 18,405,301 outstanding shares
  of beneficial interest (unlimited
  authorization, no par value)                           $191,498
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $10.40
=================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                        $194,030
  Undistributed Net Investment Income (Loss)                  107
  Undistributed Realized Net Gain (Loss)                   (5,747)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                   3,215
    Futures                                                  (107)
-----------------------------------------------------------------
NET ASSETS                                               $191,498
=================================================================

**     See Note A1 to Financial Statements.
?      144A security. Certain conditions for public sale may
       exist.
++     A portion of these securities was pledged to cover margin
       requirements for futures contracts.
!      Moody's Investor Service, Inc. rating. Security is not
       rated by Standard & Poor's Corporation.
N/R    Not rated by Moody's Investor Service, Inc., Standard &
       Poor's Corporation or Fitch.
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A8 to
       Financial Statements.

 56 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

MULTI-MARKET FIXED INCOME PORTFOLIO

The Multi-Market Fixed Income Portfolio combines a broad array of both domestic and international fixed-income securities to maximize active management opportunities within a single fixed-income strategy. The Portfolio will include the most attractively valued securities from four major areas:

domestic investment-grade bonds, international bonds, high-yield bonds, and emerging markets debt. MAS constructs a diversified fund with a maturity and duration structure reflecting long-term views on interest rates and inflation, and controls risk through diversification within and among these four major areas.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                           MAS MULTI-MARKET FIXED INCOME
                                   ---------------------------------------------

                                                MAS Multi-Market   Salomon Broad   Salomon World Gov't    60/20/12/8
                                                  Fixed Income         Index       Bond Ex-U.S. Index    Blended Index
                         ---------------------------------------------------------------------------------------------
                         Six Months                  3.82%             7.42%              (1.11)%            5.31%
                         ---------------------------------------------------------------------------------------------

                         One Year                    5.45%            12.57%              (6.33)%            8.73%
                         ---------------------------------------------------------------------------------------------

                         Since Inception             3.84%             7.12%               0.62%             5.96%
                         ---------------------------------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Multi-Market Fixed Income Portfolio commenced operations on 10/1/97. Total returns are compared to the Salomon Broad Investment Grade Index and the Salomon World Government Bond Ex-U.S. Index, both unmanaged market indices, as well as the 60/20/12/8 Blended Index, an unmanaged index comprised of 60% Salomon Broad Investment Grade Index, 20% Salomon World Government Bond Ex-U.S. Index (one half hedged into U.S. dollars), 12% CS First Boston High Yield Index, and 8% J.P. Morgan Emerging Markets Bond Index Global. Previously, the blended index included the Salomon High Yield Index as its high yield component, but the Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. In addition, the Adviser changed the JP Morgan Emerging Markets Bond Index to the JP Morgan Emerging Markets Bond Index Global as the emerging market component of the Blended Index because the Adviser feels that the JP Morgan Emerging Markets Bond Index Global is more appropriate to its broader country and security coverage. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Multi-Market Fixed Income Portfolio

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
U.S. FIXED INCOME (50.7%)
-------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (9.7%)
Federal National Mortgage
  Association, Conventional Pools:
   9.50%, 7/1/16                      Agy        $      7   $     7
   10.00%, 10/1/16                    Agy               1         1
Government National Mortgage
  Association,
   April TBA
   7.00%, 4/15/31                     Tsy           2,500     2,539
-------------------------------------------------------------------
Group Total                                                   2,547
===================================================================
ASSET BACKED CORPORATES (0.2%)
?Long Beach Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                     AAA              11        11
Securitized Multiple Asset Rated
  Trust,
  Series 97-3 A1
   ##7.71%, 4/15/06                   N/R             138        28
   7.72%, 6/15/05                     N/R              90        18
-------------------------------------------------------------------
Group Total                                                      57
===================================================================
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan Trust,
  Series
   96-3 A IO
   1.00%, 10/25/26                    AAA             385         5
  @?96-3 A YMA
   10/25/26                           N/R             385         -
Contimortgage Home Equity Loan
  Trust,
  Series
  96-4 A11 IO
   1.10%, 1/15/28                     AAA             272         3
  @96-4 A11 YMA,
   1/15/28                            AAA             271         -
  @96-4 A12 IO
   1.05%, 1/15/28                     AAA              44         -
  ?@96-4 A12 YMA,
   1/15/28                            AAA              44         -
  @97-1 A10 YMA,
   3/15/28                            N/R             324         -
  97-1 A10 IO
   1.10%, 3/15/28                     AAA             325         5
-------------------------------------------------------------------
Group Total                                                      13
===================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (0.2%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO
   21.313%, 11/15/07                  Agy               9         4
  1476-S Inv Fl IO REMIC PAC
   3.736%, 2/15/08                    Agy              99         8
  1485-S Inv Fl IO REMIC
   4.413%, 3/15/08                    Agy              75         6
  1600-SA Inv Fl IO REMIC
   2.813, 10/15/08                    Agy             180        10
  @1950-SC Inv Fl IO
   2.813%, 10/15/22                   Agy               8        --

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Federal National Mortgage
  Association,
  Series:
  90-118 S Inv Fl REMIC
   32.538%, 9/25/20                   Agy        $      4   $     6
  92-186 S Inv Fl IO
   2.736%, 10/25/07                   Agy             162        11
  96-14 PC PO
   12/25/23                           Agy               6         5
  96-68 SC Inv Fl IO REMIC
   1/25/24                            Agy              90         9
  @97-30 SI Inv Fl IO
   2.938%, 7/25/22                    Agy               4         -
  G92-53 S Inv Fl IO REMIC
   37.688%, 9/25/22                   Agy               6         5
@Government National Mortgage
  Association,
  Series:
  96-13 S Inv Fl IO REMIC
   3.525%, 7/16/11                    Tsy               3         -
  96-12 S Inv Fl IO REMIC
   2.875%, 6/16/26                    Tsy               5         -
  96-17 S Inv Fl IO REMIC
   2.925%, 8/16/26                    Tsy               3         -
+@Kidder Peabody Mortgage Assets
  Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18                     N/R            (c)-         -
-------------------------------------------------------------------
Group Total                                                      64
===================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-
  AGENCY COLLATERAL SERIES (0.1%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21                    AAA              20        20
===================================================================
COMMERCIAL MORTGAGES (1.7%)
Asset Securitization Corp.,
  Series 96-MD6 A1C
   7.04%, 11/13/26                    AAA              60        62
Crystal Run Properties, Inc.,
  Series A
   7.393%, 8/15/06                    AA              100       104
DLJ Mortgage Acceptance Corp.,
  Series 97-CF1 S IO
   1.058%, 3/15/17                    AAA             504        19
+##GMAC Commercial Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.967%, 3/15/21                    Aaa             160         9
  97-C2 X IO
   1.089%, 4/15/27                    Aaa           2,194       102
Nomura Asset Securities Corp.,
  Series 94-MD1 A3
   8.857%, 3/15/18                    N/R              35        35
Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07                     N/R              90        96

 58 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
##Structured Asset Securities
  Corp., Series
  96-CFL X1 IO
   1.586%, 2/25/28                    N/R        $    178   $    11
  @96-CFL X1A IO
   0.734%, 2/25/28                    N/R              76         -
  96-CFL X2 IO
   1.087%, 2/25/28                    N/R              38         1
-------------------------------------------------------------------
Group Total                                                     439
===================================================================
FINANCE (11.8%)
Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                     BBB+             40        42
  Series A
   9.00%, 4/1/27                      BBB+             90        84
Bank of America Corp.
   7.40%, 1/15/11                     A                70        73
Bank One Corp.
   7.875%, 8/1/10                     A-              175       190
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                     A               100       100
Chase Manhattan Corp.
   6.00%, 2/15/09                     A+              195       189
Citicorp, Inc.
  Series F
   6.375%, 11/15/08                   A+              165       165
EOP Operating LP
   6.763%, 6/15/07                    BBB+            200       202
Florida Property & Casualty
   7.375%, 7/1/03                     A               100       103
Ford Motor Credit Co.
   7.375%, 10/28/09                   A               300       310
Hartford Financial Services Group,
  Inc.
   7.90%, 6/15/10                     A               140       155
Household Finance Corp.
   8.00%, 7/15/10                     A                80        88
John Hancock Financial Services,
  Inc.
   7.375%, 2/15/24                    AA-             305       301
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                    BBB+            135       133
?Prudential Insurance Co.
   8.30%, 7/1/25                      A-              100       107
State Street Corp.
   7.65%, 6/15/10                     A+              140       153
Washington Mutual Capital I, Inc.
   8.375%, 6/1/27                     BBB-            310       309
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27                     BBB-            150       144
?World Financial Properties,
  Series 96 WFP-D
   6.95%, 9/1/13                      AA-             250       255
-------------------------------------------------------------------
Group Total                                                   3,103
===================================================================
INDUSTRIALS (17.2%)
Aetna, Inc.
   7.875%, 3/1/11                     A-               75        76
++Albertson's, Inc.
   7.45%, 8/1/29                      BBB+            125       118
Clear Channel Communications, Inc.
   7.65%, 9/15/10                     BBB-            115       121
Conoco, Inc.
   6.95%, 4/15/29                     A-              200       200
Cox Communications, Inc.
   7.75%, 11/1/10                     BBB             105       112
DaimlerChrysler N.A. Holdings
  Corp.
   8.50%, 1/18/31                     A-              100       103

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                     BBB        $    200   $   182
Federated Department Stores, Inc.
   6.90%, 4/1/29                      BBB+            200       184
FEDEX Corp.
   6.875%, 2/15/06                    BBB              20        20
   7.25%, 2/15/11                     BBB              35        36
?Florida Windstorm
   7.125%, 2/25/19                    AAA             280       282
Harrahs Operating Co., Inc.
   8.00%, 2/01/11                     BBB-            100       102
Hilton Hotels Corp.
   7.95%, 4/15/07                     BBB-            285       291
Kroger Co.
   8.00%, 9/15/29                     BBB-            145       154
Lenfest Communications, Inc.
   7.625%, 2/15/08                    BBB             270       283
Lockheed Martin Corp.
   8.50%, 12/01/29                    BBB-            120       136
Lowe's Companies, Inc.
   6.50%, 3/15/29                     A               170       150
News America Holdings, Inc.
   7.75%, 1/20/24                     BBB-            185       174
   8.875%, 4/26/23                    BBB-            200       211
Nortel Networks Ltd.
   6.125%, 2/15/06                    A                75        73
#Pharmacia Corp.
   6.85%, 12/1/28                     AA-             185       181
Progress Energy, Inc.
   7.10%, 3/1/11                      BBB              60        62
Raytheon Co.
   8.20%, 3/1/06                      BBB-            255       271
Safeway, Inc.
   7.25%, 2/1/31                      BBB              40        40
Sun Microsystems, Inc.
   7.65%, 8/15/09                     BBB+            200       206
Target Corp.
   6.35%, 1/15/11                     A                35        36
Time Warner Cos., Inc.
   6.625%, 5/15/29                    BBB+            205       185
TRW, Inc.
   7.625%, 3/15/06                    BBB              50        51
U.S. Airways Corp., Pass Through
  Certificates
   8.11%, 2/20/17                     AAA             174       190
Wal-Mart Stores, Inc.
   7.55%, 2/15/30                     AA              200       222
?Williams Cos
   7.50%, 1/15/31                     BBB-             70        69
-------------------------------------------------------------------
Group Total                                                   4,521
===================================================================
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
    (acquired 10/10/97 cost $1)       N/R               1         1
##Magnolia Federal Bank,
  Series 84-2
   9.143%, 10/1/07
    (acquired 10/10/97 cost $3)       N/R               3         3
##Resolution Trust Corp.,
  Series 92-5C CMO
   8.613%, 1/25/26                    AA                9         9
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                      AA               19        19
-------------------------------------------------------------------
Group Total                                                      32
===================================================================
TELEPHONES (3.0%)
++AT&T Corp.
   6.50%, 3/15/29                     A                35        30
?AT&T Wireless Group
   8.75%, 3/1/31                      BBB              60        60

    The accompanying notes are an integral part of the financial statements.  59

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Multi-Market Fixed Income Portfolio

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
BellSouth Telecommunications, Inc.
   6.375%, 6/1/28                     AA-        $    180   $   162
++MCI WorldCom, Inc.
   6.95%, 8/15/28                     BBB+            300       258
?Qwest Capital Funding
   7.25%, 2/15/11                     BBB+            160       163
Sprint Capital Corp.
   7.625%, 1/30/11                    BBB+            100       101
-------------------------------------------------------------------
Group Total                                                     774
===================================================================
UTILITIES (0.8%)
NiSource Finance Corp.
   7.875%, 11/15/10                   BBB             200       217
===================================================================
YANKEE (5.9%)
Ahold Finance USA, Inc.
   6.875%, 5/1/29                     BBB+            150       137
Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                    A-              100       105
British Telecom plc
   8.625%, 12/15/30                   A               145       150
Deutsche Telekom International
  Finance
   8.00%, 6/15/10                     A-               70        71
   8.25%, 6/15/30                     A-               55        53
Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                      A               200       194
ING Cap Funding III
   8.439%, 12/29/49                   A               100       107
Petrozuata Finance, Inc.
   8.22%, 4/1/17                      BB              225       183
?Ras Laffan Liquefied Natural Gas
  Co.
   8.294%, 3/15/14                    BBB+             55        55
Tyco International Group S.A.
   6.75%, 2/15/11                     A-               85        86
   7.00%, 6/15/28                     A-               15        14
   6.875%, 1/15/29                    A-               15        14
Unilever Capital Corp.
   7.125%, 11/1/10                    A+              150       161
Vodafone Group plc
   7.875%, 2/15/30                    A               210       223
-------------------------------------------------------------------
Group Total                                                   1,553
===================================================================
TOTAL U.S. FIXED INCOME SECURITIES (Cost
  $13,427)                                                   13,340
===================================================================
INTERNATIONAL FIXED INCOME (5.9%)
===================================================================
BRITISH POUND (3.4%)
United Kingdom Treasury Bills
   8.00%, 6/10/03                     AAA    GBP      225       339
   8.50%, 7/16/07                     AAA             325       549
-------------------------------------------------------------------
Group Total                                                     888
===================================================================
CANADIAN DOLLAR (0.1%)
Province of Quebec
   7.125%, 2/09/24                    A+     CAD       40        42
===================================================================
EURO (2.4%)
Government of Germany
   6.50%, 7/4/27                      AAA    EUR      623       631
-------------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME SECURITIES
  (Cost $1,949)                                               1,561
===================================================================

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
HIGH YIELD (14.8%)
===================================================================
AUTOMOTIVE (0.2%)
Lear Corp.
   8.11%, 5/15/09                     BB+        $     45   $    45
===================================================================
CABLE (2.7%)
CSC Holdings, Inc.
   7.875%, 12/15/07                   BB+             100       102
#NTL, Inc.,
  Series B
   0.00%, 4/1/08                      B               375       216
#RCN Corp.
   0.00%, 10/15/07                    B-              450       117
  Series B
   0.00%, 2/15/08                     B-              175        38
#Telewest plc
   0.00%, 4/15/09                     B+              295       228
-------------------------------------------------------------------
Group Total                                                     701
===================================================================
COMMUNICATIONS -- FIXED (2.4%)
Focal Communications
   11.875%, 1/15/10                   B-              250       170
Global Crossing Holdings Ltd.
   8.70%, 8/1/07                      BB              150       137
   9.625%, 5/15/08                    BB              155       146
Primus Telecommunications Group,
  Inc.
   11.25%, 1/5/09                     B-              125        35
  Series B
   9.875%, 5/15/08                    B-              210        59
#(a)RSL Communications plc
   0.00%, 3/1/08                      D               500         4
   9.125%, 3/1/08                     D                55         1
#Winstar Communications, Inc.
   0.00%, 4/15/10                     B-              750        83
-------------------------------------------------------------------
Group Total                                                     635
===================================================================
COMMUNICATIONS -- MOBILE (1.0%)
#Dolphin Telecommunications
   0.00%, 5/15/09                     CCC-          1,300        91
(a)Globalstar LP/Capital
   11.375%, 2/15/04                   D               390        27
#Nextel Communications, Inc.
   0.00%, 9/15/07                     B               215       159
-------------------------------------------------------------------
Group Total                                                     277
===================================================================
FINANCE (0.5%)
GS Escrow Corp.
   7.125%, 8/1/05                     BB+             130       127
===================================================================
GAMING (0.5%)
Station Casinos, Inc.
   10.125%, 3/15/06                   B+              136       141
===================================================================
HEALTH CARE (2.0%)
HCA -- The Healthcare Co.
   7.15%, 3/30/04                     BB+             250       250
   7.19%, 11/15/15                    BB+             320       284
-------------------------------------------------------------------
Group Total                                                     534
===================================================================
MEDIA & ENTERTAINMENT (0.9%)
British Sky Broadcasting
   8.20%, 7/15/09                     BB+             145       145

 60 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
XM Satellite Radio Holdings, Inc.
   14.00%, 3/15/10                    CCC+       $    150   $    81
-------------------------------------------------------------------
Group Total                                                     226
===================================================================
METALS (0.5%)
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                     BB+             180       131
===================================================================
RETAIL (1.7%)
HMV Media Group plc
   10.875%, 5/15/08                   B-              150       113
Kmart Financing Corp., Series F
   8.80%, 7/1/10                      BB+             265       246
Saks, Inc.
   7.375%, 2/15/19                    BB+             120        85
-------------------------------------------------------------------
Group Total                                                     444
===================================================================
SERVICES (1.5%)
USA Waste Services, Inc.
   7.00%, 7/15/28                     BBB             225       200
Waste Management, Inc.
   7.375%, 5/15/29                    BBB             205       189
-------------------------------------------------------------------
Group Total                                                     389
===================================================================
UTILITIES (0.9%)
Calpine Corp.
   8.50%, 2/15/11                     BB+              75        77
CMS Energy Corp.
   7.50%, 1/15/09                     BB              165       155
(a)Mobile Energy Services LLC
   8.665%, 1/1/17                     D                86        13
-------------------------------------------------------------------
Group Total                                                     245
===================================================================
TOTAL HIGH YIELD (Cost $6,837)                                3,895
===================================================================
EMERGING MARKETS (10.9%)
===================================================================
FIXED INCOME SECURITIES (10.9%)
Cablevision S.A.
   13.75%, 5/1/09                     BB-              50        35
Maxcom Telecommunications
   13.75%, 4/1/07                     N/R             200        86
Mexican United States
   6.25%, 12/31/19                    BB+             400       358
@Mexico -- PAR
   0.00%, 6/30/03                     N/R           1,245        --
Multicanal S.A.
   13.125%, 4/15/09                   B+              170       129
Oil Purchase Co.
   7.10%, 4/30/02                     BB+              83        82
Oil Purchase Co. II
   10.73%, 1/31/04                    BB+             108       106
Paiton Energy Funding BV
   9.34%, 2/15/14                     CC              100        30
Pindo Deli Financial Mauritius
   10.75%, 10/1/07                    CCC-            155        22

                                     RATINGS         FACE
                                   (STANDARD       AMOUNT     VALUE
                                   & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Republic of Argentina
   #7.625%, 3/31/05                   BB-        $    216   $   185
   11.75%, 6/15/15                    BB-             200       165
Republic of Brazil PIK
   8.00%, 4/15/14                     BB-             603       464
Republic of Brazil,
  Series EI-L
   7.625%, 4/15/06                    BB-             220       199
Republic of Korea
   8.875%, 4/15/08                    BBB              50        55
Republic of Venezuela Debt
  Conversion Bond,
   7.375%, 12/18/07                   B+              167       139
Russia
   12.75%, 6/24/28                    CCC              50        44
Russian Federation
   2.25%, 3/31/30                     B-              250       100
   2.25%, 3/31/30                     B-              350       141
United Mexican States,
  Series A
   7.25%, 12/31/19                    BB+             550       533
-------------------------------------------------------------------
TOTAL EMERGING MARKETS (Cost $3,245)                          2,873
===================================================================
PREFERRED STOCK (0.5%)                             SHARES
===================================================================
COMMUNICATION -- MOBILE (0.5%)
Nextel Communications, Inc.,
  Series D
   13.00% (Cost $131)                 CCC+            145       120
===================================================================
                                                   NO. OF
WARRANTS (0.0%)                              WARRANTS
===================================================================
COMMUNICATIONS (0.0%)
*@Maxcom Telecommunications, expiring 4/1/07          150        --
MEDIA & ENTERTAINMENT (0.0%)
*XM Satellite Radio Holdings, Inc., expiring
  3/15/10                                             200         2
-------------------------------------------------------------------
TOTAL WARRANTS (Cost $0)                                          2
===================================================================
CASH EQUIVALENT (24.1%)
===================================================================
                                                     FACE
                                                   AMOUNT
                                                    (000)
                                                 --------
REPURCHASE AGREEMENT (24.1%)
Chase Securities, Inc. 5.05% dated 3/30/01 due
  4/2/01 to be repurchased at $6,348
  collateralized by various U.S. Government
  Obligations, due 2/21/22-11/15/28, valued at
  $6,352 (Cost $6,345)                           $  6,345     6,345
-------------------------------------------------------------------
TOTAL INVESTMENTS (106.9%) (Cost $31,934)                    28,136
===================================================================

    The accompanying notes are an integral part of the financial statements.  61

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Multi-Market Fixed Income Portfolio

                                                              VALUE
                                                             (000)**
-------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-6.9%)
Cash                                                        $    55
Foreign Currency (Cost $4)                                        4
Receivable for Investments Sold                               6,701
Interest Receivable                                             479
Unrealized Gain on Swap Agreements                               40
Other Assets                                                      8
Payable for Investments Purchased                            (6,341)
Payable for Forward Commitments                              (2,541)
Payable for Investment Advisory Fees                            (26)
Payable for Administrative Fees                                  (2)
Payable for Trustees' Deferred Compensation Plan -- Note
  F                                                              (4)
Unrealized Loss on Forward Foreign Currency Contracts          (185)
Payable for Daily Variation On Futures Contracts                 (5)
                                                            -------
                                                             (1,817)
-------------------------------------------------------------------
NET ASSETS (100%)                                           $26,319
===================================================================
INSTITUTIONAL CLASS
===================================================================
NET ASSETS
Applicable to 2,922,008 outstanding shares of beneficial
  interest (unlimited authorization, no par value)          $26,319
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     $9.01
===================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                           $34,967
  Undistributed Net Investment Income (Loss)                    508
  Undistributed Realized Net Gain (Loss)                     (5,211)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                    (3,798)
    Foreign Currency Transactions                              (179)
    Futures and Swaps                                            32
-------------------------------------------------------------------
NET ASSETS                                                  $26,319
===================================================================


**       See Note A1 to Financial Statements.
*        Non-income producing security.
?        144A security. Certain conditions for public sale may
         exist.
++       A portion of these securities was pledged to cover margin
         requirements for futures contracts.
!        Moody's Investor Service, Inc. rating. Security is not
         rated by Standard & Poor's Corporation.
(a)      Security is in default.
#        Step Bond-Coupon rate increases in increments to maturity.
         Rate disclosed is as of March 31, 2001. Maturity date
         disclosed is the ultimate maturity.
##       Variable or floating rate security -- rate disclosed is as of March 31, 2001
@        Value is less than $500.
(c)      Face amount is less than $500.
CMO      Collateralized Mortgage Obligation
Inv Fl   Inverse Floating Rate -- Interest rate fluctuates with an
         inverse relationship to an associated interest rate.
         Indicated rate is the effective rate at March 31, 2001.
IO       Interest Only
N/R      Not rated by Moody's Investor Service, Inc., Standard &
         Poor's Corporation or Fitch.
PAC      Planned Amortization Class
PIK      Payment-in-Kind Security.
PO       Principal Only
REMIC    Real Estate Mortgage Investment Conduit
TBA      Security is subject to delayed delivery. See Note A8 to
         Financial Statements.
YMA      Yield Maintenance Agreement

 62 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

MUNICIPAL PORTFOLIO

The Municipal Portfolio invests primarily in tax-exempt municipal debt obligations issued by state and local governments or their agencies. The Portfolio will also invest selectively in taxable fixed-income securities. Portfolio structure reflects three key elements: duration, sector selection, and security selection. Duration varies depending on Miller Anderson & Sherrerd's outlook for changes in interest rates, becoming longer than the benchmark index in periods when

MAS expects rates to fall, and shorter in periods when MAS expects rates to rise. Investments in individual securities and sectors reflect MAS's views on the risks and rewards available in the various bonds offered in the market. Normally, at least 80% of the Portfolio's income will be exempt from regular federal income tax. Taxable securities are included only in cases where MAS believes they will improve the Portfolio's risk/reward profile on an after-tax basis.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                   MAS MUNICIPAL
                                   ---------------------------------------------

                                                   MAS       Lehman 5 Year    Lehman 10 Year        Blended
                                                Municipal   Municipal Index   Municipal Index   Municipal Index
                         --------------------------------------------------------------------------------------
                         Six Months               7.16%          5.68%             6.38%             6.03%
                         --------------------------------------------------------------------------------------

                         One Year                12.27%          9.46%            10.76%            10.11%
                         --------------------------------------------------------------------------------------

                         Five Years               6.70%          5.54%             6.55%             6.05%
                         --------------------------------------------------------------------------------------

                         Since Inception          7.15%          5.63%             6.82%             6.59%
                         --------------------------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   The Portfolio was initially focused on
                                   longer-term securities. On April 15, 1996, shareholders approved a change in the Portfolio's investment policies to emphasize fixed-income securities of shorter duration. On October 2, 1998, shareholders approved a change in the Portfolio's investment policies to specify that generally at least 80% of its income will be exempt from regular federal income tax. The Portfolio's performance pattern may have been affected by these changes.

                                   * The Municipal Portfolio commenced
                                   operations on 10/1/92. Total returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Municipal Index, both unmanaged market indices, as well as the Blended Municipal Index, an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10
                                   Year Municipal Index and 50% Lehman 5 Year
                                   Municipal Index thereafter. Returns for
                                   periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Municipal Portfolio

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
FIXED INCOME SECURITIES (87.4%)
-----------------------------------------------------------------
MUNICIPAL BONDS (85.8%)
Allegheny County, PA Hospital
  Development Authority Revenue
  Bonds
   9.25%, 11/15/15                     B+     $  1,300   $  1,300
Arkansas State Development
  Finance Authority Home Mortgage
  Revenue Bonds, Series B-1
   4.90%, 7/1/29                       AAA           5          5
Beaver County, PA Industrial
  Development Authority Pollution
  Control Revenue Bonds
   4.65%, 6/1/33                       BB-         750        739
Berks County, PA (FGIC)
  Zero Coupon, 5/15/19                 AAA       1,250        486
  Zero Coupon, 11/15/20                AAA       1,000        360
Brazos County, TX River Authority
  Revenue Bonds
   5.20%, 12/1/18                      BBB+        550        561
+Bucks County, PA Water & Sewer
  Authority Revenue Bonds Series
  B
   5.50%, 2/1/08                       Aaa         100        104
Butler & Sedgwick Counties, KS
  Unified School District (FSA)
   5.85%, 9/1/17                       AAA       1,375      1,495
California Housing & Finance
  Agency Revenue Bonds (MBIA)
   5.30%, 8/1/14                       AAA          55         55
Carbon County, PA
  Industrial Development
  Authority Revenue Bonds,
   6.65%, 5/1/10                       BBB-        350        359
Center Township, PA Sewer
  Authority Revenue Bonds Series
  A (MBIA)
  Zero Coupon, 4/15/17                 AAA         615        271
##Charleston County, SC Hospital
  Facilities Revenue Bonds,
  Series B
   3.55%, 11/15/27                     AAA       1,300      1,300
Chicago, IL General Obligation
  Bonds, Series A (FGIC)
  Zero Coupon, 1/1/19                  AAA       4,000      1,567
Children's Trust Fund
  Revenue Bonds
   5.75%, 7/1/20                       A         1,400      1,455
Clear Creek, TX
  Independent School District
   5.65%, 2/15/19                      AAA       1,000      1,049
Cleveland, OH Airport Special
  Revenue Bonds
   5.50%, 12/1/08                      BB-         750        726
Clinton County, PA Industrial
  Development Authority
   6.25%, 11/15/06                     BB-         125        124
Colorado Health Facilities
  Revenue Bonds, Series A
  Zero Coupon, 7/15/20                 AAA       1,000        280
Colorado Public Highway Authority
  Revenue Bonds Series B (MBIA)
  Zero Coupon, 9/1/29                  AAA      18,900      4,077
Crown Point IN Multi-School
  Building Corp. Revenue Bonds
  Zero Coupon, 1/15/24                 AAA       5,200      1,520

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
Dallas Fort Worth, TX
  International Airport Facility
  Corporate Revenue Bonds
   6.375%, 5/1/35                      BBB-   $  1,100   $  1,103
Delaware County, PA Industrial
  Development Authority Revenue
  Bonds
   6.50%, 1/1/08                       A-          200        200
+Dover, PA Area School District
  (FGIC)
   5.00%, 4/1/16                       Aaa       1,000      1,009
Eagle-Union Middle School
  Building Revenue Bonds (AMBAC)
   4.90%, 7/15/16                      AAA       1,000        996
   5.00%, 7/5/17                       AAA       1,000      1,001
East Porter County, IN School
  Building Corp. Revenue Bonds
   4.70%, 7/15/12                      AAA       1,025      1,036
Elizabeth Forward, PA
  School District,
  Series B (MBIA)
  Zero Coupon, 9/1/11                  AAA       1,250        776
+Essex County, NJ Utility
  Authority Revenue Bonds, Series
  A (FSA)
   4.80%, 4/1/14                       Aaa       1,005      1,020
Fort Wayne, IN Hospital Authority
  Hospital Revenue Bonds (MBIA)
   4.70%, 11/15/11                     AAA       1,100      1,112
Fort Worth, TX Independent School
  District (PSFG)
   5.00%, 2/15/17                      AAA       1,000        998
Georgetown County, SC, Pollution
  Control Facility Revenue Bonds
   5.125%, 2/1/12                      BBB+        725        704
Georgia State Housing & Financing
  Authority, Series A A2 (FHA)
   5.875%, 12/1/19                     AA+          50         51
Girard Area, PA School District
  (FGIC)
  Zero Coupon, 10/1/18                 AAA         700        285
  Zero Coupon, 10/1/19                 AAA         250         96
Grapevine, TX Certificates of
  Obligation (FGIC)
   5.75%, 8/15/17                      AAA       1,000      1,070
Hawaii State Certificate of
  Participation, Series A (AMBAC)
   4.80%, 5/1/12                       AAA       1,275      1,296
Houston, TX, Housing Finance &
  Development Corp., Single
  Family Mortgage Revenue Bonds,
  Series B-1
   8.00%, 6/1/14                       A           145        159
Houston, TX, Water & Sewer System
  Revenue Bonds, Series A (FSA)
  Zero Coupon, 12/1/21                 AAA       6,510      2,160
+Idaho Housing & Finance
  Association, Single Family
  Mortgage Revenue Bonds, Series
  H-2 (FHA)
   5.40%, 7/1/27                       Aaa          80         81
Illinois Development Finance
  Authority Revenue Bonds (FGIC)
  Zero Coupon, 12/1/09                 AAA       2,000      1,357
Illinois Development Finance
  Authority, Solid Waste Disposal
  Revenue Bonds,
   5.85%, 2/1/07                       BBB         110        111

 64 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
+Illinois Health Facility
  Authority Revenue Bonds
   5.00%, 11/15/12                     Aaa    $  1,000   $  1,024
##+Illinois Health Facility
  Authority Revenue Bonds,
  Methodist Health Project,
   3.55%, 5/18/21 (AMBAC)              Aaa       1,200      1,200
Indiana State University Revenue
  Bonds, Series I (FGIC)
   5.20%, 10/1/12                      AAA       1,640      1,710
Indiana Transportation Finance
  Authority Highway Revenue Bonds
  (AMBAC)
  Zero Coupon, 12/1/16                 AAA       1,695        761
Indianapolis Airport Authority
  Revenue Bonds
   7.10%, 1/15/17                      BBB         375        398
Intermountain Power Agency, UT
  Power Supply Revenue Bonds,
  Series A
  Zero Coupon, 7/1/17                  A+        1,750        762
Kane & De Kalb Counties, IL Unit
  School District (AMBAC)
  Zero Coupon, 12/1/09                 AAA         725        492
Long Island, NY Power Authority
  Electric System Revenue Bonds,
  Series A (FSA)
  Zero Coupon, 6/1/16                  AAA       3,700      1,762
##Louisville, KY Hospital Revenue
  Bonds (MBIA)
   6.61%, 10/1/14                      AAA         900        900
Maryland State Economic
  Development Corp., Revenue
  Bonds
   7.50%, 12/1/14                      N/R         350        351
##Massachusetts State Water
  Reserve Authority Revenue
  Bonds,
  Series D (AMBAC)
   4.38%, 4/1/29                       AAA       1,200      1,200
Massachusetts State Development
  Financing Agency, Resource
  Recovery Revenue Bonds
   6.90%, 12/1/29                      BBB         250        271
Massachusetts State Health &
  Educational Facilities
  Authority Revenue Bonds,
   4.80%, 7/1/12                       AAA       1,665      1,695
   ##3.52%, 10/1/31                    AAA       1,200      1,200
Massachusetts State Port
  Authority Revenue Bonds,
  Series 99 A
   5.75%, 10/1/29                      BB+         900        905
Maury County, TN Industrial
  Development Board Solid Waste
  Disposal Revenue Bonds, Series
  A
   6.30%, 8/1/18                       BBB-      1,075      1,106
Midland, TX Independent School
  District
   5.95%, 3/1/18 (FGIC)                AAA       1,225      1,325
  Zero Coupon, 8/15/06 (PSFG)          AAA         750        601
Minnesota State Housing & Finance
  Agency, Single Family Mortgage
  Revenue Bonds, Series E
   5.05%, 7/1/24                       AA+         190        190
~Mobile, AL Industrial
  Development Board Solid Waste
  Family Mortgage Revenue Bonds
   6.95%, 1/1/20                       D           269         13
##Montana State Health Facility
  Authority Revenue Bonds
   3.60%, 3/8/16 (AMBAC)               AAA         400        400
  Series C
   4.15%, 2/15/17 (AMBAC)              AAA       1,000      1,000

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
Montgomery County, PA Industrial
  Development Authority Pollution
  Control Revenue Bonds
   5.20%, 10/1/30                      BBB+   $    850   $    861
Montour, PA School District
  (MBIA)
  Zero Coupon, 1/1/13                  AAA         300        171
+Morton Grove, IL (FGIC)
   4.50%, 12/1/13                      Aaa       1,480      1,451
++Nassau County, NY Improvement
  Bonds,
  Series E
   6.00%, 3/1/17                       AAA       1,275      1,392
Nassau County, NY
  Tobacco Settlement Corp.
   97-1 A2 6.50%, 7/15/27              A-          650        677
Nebraska Investment Finance
  Authority Revenue Bonds,
  Series:
  B
   5.60%, 3/1/20                       AAA         405        410
  D
   5.80%, 3/1/20                       AAA         130        132
Nevada Department of Business &
  Industry Revenue Bonds, (AMBAC)
  Zero Coupon, 1/1/21                  AAA       2,000        697
  +Zero Coupon, 4/25/22                A2        1,200      1,200
  Zero Coupon, 1/1/23                  AAA       1,845        574
+Nevada Housing Division,
  Series:
  B-2
   5.70%, 10/1/27                      Aaa         570        583
  C
   5.65%, 4/1/27                       Aaa          40         40
  E (FHA)
   5.30%, 4/1/28                       Aaa         795        810
   5.35%, 10/1/27                      Aaa         380        384
##New Hampshire State Turnpike
  System Revenue Bonds, Series B
  (FGIC)
   3.65%, 11/1/17                      AAA       1,200      1,200
New Jersey Economic Development
  Authority Revenue Bonds, Series
  A
  Zero Coupon, 4/1/12                  N/R         625        303
##New York City, NY General
  Obligation Inverse Bonds
   18.101%, 10/1/03                    BBB+        350        490
New York City, NY Industrial
  Development Agency Revenue
  Bonds (FSA)
   6.00%, 11/1/15                      AAA       2,095      2,200
New York State Dormitory
  Authority Revenue Bonds,
  Series:
  E (FSA)
   5.10%, 2/15/11                      AAA       1,250      1,315
  H (FGIC)
   5.10%, 2/15/11                      AAA         825        868
Noblesville, IN High School
  Building Corp.
  (AMBAC)
  Zero Coupon, 2/15/19                 AAA       1,850        719
North Carolina Housing Finance
  Agency Revenue Bonds,
  Series:
  JJ
   5.00%, 9/1/22                       AA        1,000      1,015
  RR
   5.75%, 3/1/23                       AA           25         26
North Carolina Municipal Power
  Agency, Electric Revenue Bonds
   6.625%, 1/1/10                      BBB+        850        946

    The accompanying notes are an integral part of the financial statements.  65

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Municipal Portfolio

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
+North Dakota State Housing &
  Finance, Agency Revenue Bonds,
  Series C
   5.15%, 1/1/21                       Aa3    $    725   $    741
Okemos, MI Public School District
  (MBIA)
  Zero Coupon, 5/1/15                  AAA         900        446
Orange County, FL Housing &
  Finance Authority Single Family
  Mortgage Revenue Bonds
   5.10%, 9/1/27                       AAA         390        398
Ouachita Parish, LA West Ouachita
  Parish School District Revenue
  Bonds (MBIA)
   4.70%, 9/1/14                       AAA       1,020      1,014
Penn Hills Township, PA
  ++Zero Coupon, 6/1/12                N/R       1,615        877
  Series B
  Zero Coupon, 12/1/13                 N/R         500        247
Pennsylvania Convention Center
  Authority
   6.25%, 9/1/04                       BBB         205        213
   6.70%, 9/1/16 (FGIC)                AAA         500        600
Pennsylvania Housing Finance
  Authority,
  Series:
  47
   5.20%, 4/1/27                       AA+         275        282
  48
   5.375%, 10/1/16                     AA+         190        196
  50A
   5.35%, 10/1/08                      AA+         140        144
  51
   5.65%, 4/1/20                       AA+         155        159
  52B
   5.55%, 10/1/12                      AA+         440        450
Philadelphia, PA Authority For
  Industrial Development Revenue
  Bonds
   7.50%, 5/1/10                       N/R         525        529
  Series A
   6.50%, 10/1/27                      N/R         320        313
Pennsylvania, PA Finance
  Authority, Aliquippa School
  District Revenue Bonds
  Zero Coupon, 6/1/12                  A           685        389
Philadelphia, PA Gas Works
  Revenue Bonds
   5.80%, 7/1/01                       BBB         200        201
+Philadelphia, PA Hospitals
   10.875%, 7/1/08                     Aaa         110        133
Philadelphia, PA Hospitals &
  Higher Education Facilities
  Authority Revenue Bonds
   6.15%, 7/1/05                       BBB+         50         54
Philadelphia, PA Water &
  Wastewater Revenue Bonds (FGIC)
   5.15%, 6/15/04                      AAA          50         52
Pittsburgh, PA General Obligation
  Bonds
  (AMBAC)
   6.50%, 4/1/11                       AAA         230        258
Port Authority, NY & NJ Special
  Obligation Revenue Bonds
   7.00%, 10/1/07                      N/R         700        736
Richardson, TX, Hotel Occupancy
  Certificates of Obligation
  (FGIC)
   5.75%, 2/15/17                      AAA       1,405      1,499
Robinson Township, PA
   6.90%, 5/15/18                      AAA         105        122
Saginaw, MI Hospital Financing
  Authority Revenue Bonds
   5.375%, 7/1/19                      AAA       1,265      1,280

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
San Antonio County, TX Parking
  System Revenue Bonds (AMBAC)
   5.50%, 8/15/17                      AAA    $    700   $    730
San Bernardino County, CA Series
  A (MBIA)
   5.50%, 7/1/16                       AAA       1,600      1,643
##San Francisco, CA City & County
  International Airport Revenue
  Bonds
   4.30%, 5/1/25                       AAA         800        800
+Sanger, TX Independent School
  District
  Zero Coupon, 2/15/19                 Aaa       1,255        491
  Zero Coupon, 2/15/21                 Aaa       1,505        523
  Zero Coupon, 2/15/22                 Aaa       1,505        494
Savannah, GA Economic Development
  Authority Revenue Bonds
   7.40%, 4/1/26                       N/R         310        303
Scranton, PA Health & Welfare
  Authority
   6.625%, 7/1/09                      AAA         105        116
Southeastern Area Schools, PA,
  Revenue Bonds,
  Series: A
  Zero Coupon, 10/1/06                 A           200        159
  B
  Zero Coupon, 10/1/06                 A           390        310
St. Charles Parish, LA Pollution
  Control Revenue Bonds,
  Series C
   5.35%, 10/1/29                      BBB-        950        964
Steel Valley, PA Allegheny County
  Zero Coupon, 11/1/17                 A           650        260
Steel Valley, PA School District
  Zero Coupon, 11/1/11                 A         1,170        689
Texas State Housing & Community
  Revenue Bonds,
  Series D
   5.45%, 3/1/21                       AAA         870        875
+Toledo-Lucas County, OH Port
  Authority Revenue Bonds
   6.45%, 12/15/21                     Baa2        900        948
Tomball, TX Independent School
  District
   4.75%, 2/15/15                      AAA       1,205      1,189
TSASC, Inc., NY
  Series 1
   6.25%, 7/15/27                      A           550        568
+Tyler, TX Health Facilities
  Development Corp.,
  Series A
   5.25%, 7/1/02                       Baa2        425        424
Upper Darby Township, PA (AMBAC)
  Zero Coupon, 7/15/11                 AAA         525        328
Utica, MI Community Schools
  (MBIA)
   4.80%, 5/1/16                       AAA       1,000        992
Vancouver WA Water & Sewer
  Revenue Bonds (MBIA)
   4.60%, 6/1/13                       AAA       1,000        992
Vermont Educational & Health
  Buildings Funding Agency (FGIC)
   4.41%, 9/12/13                      AAA       1,200      1,200
Wake County, NC Industrial
  Facility & Pollution Control
  Funding Authority Revenue
  Bonds, Series G (AMBAC)
   4.36%, 10/1/22                      AAA       1,200      1,200
Washington County, West PA Power
  Co.
   4.95%, 3/1/03                       A           150        154

 66 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
+Washington State Health Care
  Facilities Authority Revenue
  Bonds
   5.125%, 11/15/11 (AMBAC)            Aaa    $  1,000   $  1,044
   4.70%, 10/1/11(FSA)                 Aaa       1,075      1,087
Washington State Recreational
  Facility
  Series S-5 (FGIC)
  Zero Coupon, 1/1/17                  AAA       6,900      3,059
Washoe County, NV General
  Obligation Bonds
  Series B (FSA)
  Zero Coupon, 7/1/18                  AAA       4,235      1,726
West Virginia State Parkways
  Economic Development & Tourism
  Authority (FGIC)
  Zero Coupon, 5/16/19                 AAA       1,200      1,200
West Virginia University Revenue
  Bonds,
  Series A (AMBAC)
  Zero Coupon, 4/1/22                  AAA       1,000        326
  Zero Coupon, 4/1/24                  AAA       1,000        292
Wichita, KS Hospital Revenue
  Bonds,
  Series III (MBIA)
   3.65%, 10/21/22                     AAA       1,200      1,200
+Winnebago County, IL School
  District General Obligation
  Bonds (FSA)
  Zero Coupon, 10/1/14                 Aaa       3,600      1,911
Wisconsin Housing & Economic
  Development Authority Home
  Ownership Revenue Bonds, Series
  E
   5.125%, 9/1/26                      AA        1,965      1,993
Wisconsin State Health &
  Educational Facilities
  Authority (AMBAC)
   5.625%, 2/15/12                     AAA       1,000      1,075
Ypsilanti, MI School District
  General Obligation Bonds (FGIC)
   4.70%, 5/1/12                       AAA       1,115      1,131
-----------------------------------------------------------------
Group Total                                               115,913
=================================================================
ASSET BACKED CORPORATE (0.3%)
ALPS, Series 96-1 DX
   12.75%, 6/15/06                     BB-         430        387
=================================================================
COLLATERALIZED MORTGAGE
  OBLIGATIONS -- AGENCY
  COLLATERAL SERIES (1.2%)
=================================================================
Federal Home Loan Mortgage
  Corporation,
  Series:
  ##1707 S
   3.18%, 3/15/24                      Agy       1,543        182
  207 IO
   7.00%, 4/1/30                       Agy       1,841        346
  ##2240 S IO
   3.94%, 4/15/25                      Agy       2,736        136
Government National Mortgage
  Association,
  Series:
  99-43 Inv Fl IO
   2.43%, 11/16/29                     Tsy       2,860        173

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
  99-44 Inv Fl IO
   2.75%, 12/16/29                     Tsy    $  2,258   $    148
  ##00-9 Inv Fl IO
   3.43%, 2/16/30                      Tsy       3,861        272
  ##00-16 Inv Fl IO
   2.98%, 4/16/19                      Tsy       4,807        356
-----------------------------------------------------------------
Group Total                                                 1,613
=================================================================
INDUSTRIALS (0.1%)
Safeway, Inc.
   7.25%, 2/1/31                       BBB          95         94
-----------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $110,763)             118,007
=================================================================

                                                 SHARES
                                                 ------
CASH EQUIVALENTS (10.8%)
=================================================================
MONEY MARKET FUNDS (6.4%)
Dreyfus Basic Municipal Money Market Fund     4,299,027     4,299
Vanguard Municipal Money Market Fund          4,307,338     4,307
-----------------------------------------------------------------
Group Total                                                 8,606
=================================================================
                                                   FACE
                                                 AMOUNT
                                                  (000)
                                              ---------
REPURCHASE AGREEMENT (4.4%)
Chase Securities, Inc. 5.05%, dated 3/30/01,
  due 4/02/01, to be repurchased at $5,987,
  collateralized by various U.S. Government
  Obligations, due 2/21/22-11/15/28, valued
  at $5,992 (Cost $5,985)                        $5,985     5,985
-----------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $14,591)                      14,591
=================================================================
TOTAL INVESTMENTS (98.2%) (Cost $125,354)                 132,598
=================================================================
OTHER ASSETS AND LIABILITIES (1.8%)
Cash                                                            2
Receivable for Investments Sold                             5,790
Interest Receivable                                         1,167
Receivable from Investment Advisor                              6
Receivable for Daily Variation on Futures Contracts            42
Receivable for Fund Shares Sold                               141
Unrealized Gain on Swap Agreements                          2,095
Other Assets                                                   11
Dividends Payable                                            (109)
Payable for Investments Purchased                          (6,125)
Payable for Investment Advisory Fees                         (118)
Payable for Administrative Fees                                (9)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                              (10)
Payable for Fund Shares Redeemed                              (51)
Other Liabilities                                            (341)
                                                         --------
                                                            2,491
-----------------------------------------------------------------
NET ASSETS (100%)                                        $135,089
=================================================================

    The accompanying notes are an integral part of the financial statements.  67

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Municipal Portfolio

                                                            VALUE
                                                           (000)**
-----------------------------------------------------------------
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 11,295,060 outstanding shares of
  beneficial interest (unlimited authorization, no par   $135,089
  value)
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $11.96
=================================================================
NET ASSETS CONSIST OF:
  Paid In Capital                                        $130,593
  Undistributed Realized Net Gain (Loss)                   (5,324)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                   7,244
    Futures and Swaps                                       2,576
-----------------------------------------------------------------
NET ASSETS                                               $135,089
=================================================================

**       See Note A1 to Financial Statements.
++       A portion of these securities was pledged to cover margin
         requirements for futures contracts.
!        Moody's Investors Service, Inc. rating. Security is not
         rated by Standard & Poor's Corporation.
##       Variable of floating rate security -- rate disclosed is
         as of March 31, 2001
~        Security is in default
Inv Fl   Inverse Floating Rate-Interest rate fluctuates with an
         inverse relationship to an associated interest rate.
         Indicated rate is the effective rate at March 31, 2001
IO       Interest Only
AMBAC    American Municipal Bond Assurance Corporation
FGIC     Financial Guaranty Insurance Corporation
FHA      Federal Housing Administration
FSA      Financial Security Assurance
MBIA     Municipal Bond Insurance Association
N/R      Not rated by Moody's Investors Service, Inc., or Standard
         & Poor's Corporation.
PSFG     Permanent School Fund Guaranteed

 68 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

BALANCED PORTFOLIO

The Balanced Portfolio provides active asset allocation management using Miller Anderson & Sherrerd's core equity and fixed-income strategies in a single portfolio. MAS shifts assets as relative values change, using a 60% equity and 40% fixed-income allocation as a neutral starting point, and manages diversification and risk control across both asset classes. Asset-allocation decisions combine measures of value, earnings, interest rate and inflation dynamics, and economic analysis. Sentiment and liquidity are taken into account when they reach extreme levels.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                                   MAS BALANCED
                                   ---------------------------------------------

                                                                                                Salomon         60/40
                                                                                    S&P 500      Broad         Blended
                                 Institutional [ ]    Investment ?     Adviser ??    Index       Index          Index
          ---------------------------------------------------------------------------------------------------------------
          Six Months                   (8.85)%            (8.96)%         (9.00)%    (18.75)%     7.42%         (8.71)%
          ---------------------------------------------------------------------------------------------------------------

          One Year                     (9.80)%            (9.95)%        (10.03)%    (21.68)%    12.57%         (8.98)%
          ---------------------------------------------------------------------------------------------------------------

          Five Years                   10.87%             10.71%          10.62%      14.17%      7.47%         11.90%
          ---------------------------------------------------------------------------------------------------------------

          Since Inception              11.18%             11.08%          11.03%      14.87%      7.27%         12.06%
          ---------------------------------------------------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

                                   ? Represents an investment in the
                                   Institutional Class.

                                   ?? Represents an investment in the Investment Class which commenced operations 4/3/97. Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   P Represents an investment in the Adviser
                                   Class which commenced operations 11/1/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.25% 12b-1 Fee applicable to the Adviser Class.

                                   Total returns for the Adviser Class of the Portfolio reflect expenses reimbursed by the Adviser for certain periods. Without such reimbursements, total returns would have been lower.

                                   * The Balanced Portfolio commenced operations on 12/31/92. Total returns are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices, as well as the 60/40 Blended Index, an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Balanced Portfolio

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
FIXED INCOME SECURITIES (45.4%)
-----------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (20.3%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   9.50%, 11/1/20                      Agy    $    639   $    690
   10.00%, 9/1/17                      Agy         224        244
   10.50%, 8/1/19-12/1/19              Agy         508        559
   11.00%, 5/1/20-9/1/20               Agy         318        351
   12.00%, 3/1/15                      Agy         149        168
  Gold Pools:
   8.50%, 9/1/30                       Agy       5,549      5,784
   9.50%, 12/1/22                      Agy         313        339
   10.00%, 12/1/19                     Agy         569        623
  April TBA
   8.00%, 4/1/31                       Agy       8,550      8,824
Federal National Mortgage
  Association, Conventional
  Pools:
   8.50%, 4/1/30-12/1/30               Agy      18,951     19,719
   9.50%, 12/1/17-11/1/30              Agy       4,321      4,667
   10.00%, 1/1/10-1/1/20               Agy         344        376
   10.50%, 12/1/16-4/1/22              Agy       1,749      1,937
   11.50%, 9/1/25                      Agy          21         24
   12.50%, 9/1/15                      Agy          86        100
  April TBA
   7.00%, 4/1/30                       Agy      12,500     12,652
   7.50%, 4/25/29                      Agy       8,700      8,891
   8.00%, 4/25/29                      Agy       1,400      1,444
Government National Mortgage
  Association, Adjustable Rate
  Mortgages:
   6.375%, 3/20/25                     Tsy       1,048      1,067
   6.50%, 10/20/27-1/20/28             Tsy       1,653      1,668
   ##6.875%, 4/20/25-6/20/25           Tsy       1,175      1,190
   ##7.00%, 2/20/25-11/20/25           Tsy       2,562      2,597
   7.63%, 12/20/25                     Tsy         306        312
   9.50%, 11/15/21                     Tsy         188        204
   10.00%, 11/15/09-8/15/21            Tsy       1,255      1,377
   10.50%, 2/15/20                     Tsy          90        100
   11.00%, 5/15/26                     Tsy         372        419
  Various Pools:
   9.50%, 10/15/18                     Tsy         535        580
   10.00%, 8/15/17-10/15/28            Tsy         872        956
   10.50%, 12/15/20                    Tsy         290        322
  April TBA
   7.00%, 4/1/30                       Tsy      15,100     15,336
-----------------------------------------------------------------
Group Total                                                93,520
=================================================================
ASSET BACKED CORPORATES (5.9%)
ALPS
  Series 96-1 DX
   12.75%, 6/15/06                     BB-         946        851
Arcadia Automobile Receivables
  Trust,
  Series:
   6.20%, 5/15/03                      AAA         246        247
   6.375%, 1/15/03                     AAA         228        229
Associates Automobile Receivables
  Trust,
  Series 00-1
   7.15%, 6/15/03                      AAA         935        942
BMW Vehicle Owner Trust,
  Series:
  00-A A2
   6.16%, 12/25/01                     AAA          43         43
  00-A A2
   6.65%, 2/25/03                      AAA       1,800      1,819

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
Centex Home Equity,
  Series 99-2 A1
   5.91%, 4/25/19                      AAA    $    178   $    177
Chevy Chase Auto Receivables
  Trust,
  Series 97-4 A
   6.25%, 6/15/04                      AAA         265        267
Citibank Credit Card Issuance
  Trust,
  Series:
  00 A3
   6.875%, 11/15/09                    AAA       1,185      1,252
  00-1 A3
   6.90%, 10/17/07                     AAA         830        875
Connecticut RRB Special Purpose
  Trust,
  Series 01-1 A5
   6.21%, 12/30/11                     AAA       1,100      1,105
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05                      AAA          41         41
Daimler Benz Vehicle Trust,
  Series 98-A A3
   5.16%, 12/20/07                     AAA         789        789
Daimler Chrysler Auto Trust,
  Series 00-E A2
   6.21%, 12/8/03                      AAA       1,100      1,113
Detroit Edison Securitization
  Funding LLC.,
  Series:
  01-1 A3
   5.875%, 3/1/10                      AAA         620        621
  01-1 A5
   6.42%, 3/1/15                       AAA         720        717
EQCC Home Equity Loan Trust,
  Series 99-3 A1F
   6.548%, 4/25/10                     AAA         480        481
?First Mortgage Acceptance Corp.,
  Loan Receivables Trust,
  Series 96-B A1
   7.629%, 11/1/18                     AAA         310        224
First Security Auto Owner Trust,
  Series:
  98-A A
   5.97%, 4/15/04                      AAA         160        161
  00-1 A2
   7.20%, 5/15/03                      AAA         965        974
FleetBoston Home Equity Loan
  Trust,
  Series 98-2 A1
   6.28%, 11/25/10                     AAA          17         17
Ford Credit Auto Owner Trust,
  Series:
  99-B
   5.80%, 6/15/02                      AAA       1,192      1,194
  99-D A3
   6.20%, 4/15/02                      AAA         515        516
  00-A
   6.82%, 6/17/02                      AAA         901        905
?Global Rated Eligible Asset
  Trust,
  Series 98-A A1
   7.45%, 3/15/06                      N/R         246         59

 70 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
Green Tree Financial Corp.,
  Series:
  99-1 A1
   5.60%, 3/1/30                       AAA    $    306   $    307
  99-3 A2
   5.51%, 2/1/31                       AAA         172        172
Greenpoint Manufactured Housing,
  Series 99-1 A1
   5.78%, 12/15/09                     AAA         197        197
+HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16                     Aaa         261        261
Honda Auto Receivables Owner
  Trust,
  Series 00-1 A2
   6.65%, 12/16/02                     AAA       1,400      1,416
?Long Beach Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                      AAA          54         55
MBNA Master Credit Card Trust,
  Series:
  99-B A
   5.90%, 8/15/11                      AAA         910        911
  00-E
   7.80%, 10/15/12                     AAA         900      1,006
?National Car Rental Financing
  Ltd.,
  Series 96-1 A4
   7.35%, 10/20/03                     N/R         425        434
?New Holland Equipment
  Receivables Trust,
  Series 99-A A2
   6.39%, 10/15/02                     AAA         137        137
Nissan Auto Receivables Owner
  Trust,
  Series:
  00-C A2
   6.71%, 3/17/03                      AAA       1,150      1,165
  00-B A2
   7.15%, 12/15/02                     AAA       1,082      1,091
Option One Mortgage Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29                      AAA          83         82
Peco Energy Transition Trust,
  Series 00-A A3
   7.625%, 3/1/10                      AAA       1,700      1,848
PSE&G Transition Funding LLC,
  Series 01-1 A6
   6.61%, 6/15/15                      AAA         610        624
Residential Asset Securities
  Corp.,
  Series 00-KS5
   7.205%, 8/25/16                     AAA         964        973
?Securitized Multiple Asset Rated
  Trust,
  Series 97-3 A1
   7.71%, 4/15/06                      N/R         295         59
?Team Fleet Financing Corp.,
  Series 96-1 A
   6.65%, 12/15/02                     A-          300        300
Toyota Auto Receivables Owner
  Trust,
  Series 01-A A2
   5.38%, 12/15/03                     AAA         565        569
Union Acceptance Corp.,
  Series 96-B A
   6.51%, 11/8/02                      AAA          25         25
-----------------------------------------------------------------
Group Total                                                27,251
=================================================================
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity Loan Trust,
  Series:
  96-3 A IO
   10/25/26                            AAA       3,409         41
  ?@96-3 A YMA,
   10/25/26                            N/R       3,409          -

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)     (000)**
-----------------------------------------------------------------
Contimortgage Home Equity Loan
  Trust,
  Series:
  96-4 A11 IO
   1.10%, 1/15/28                      AAA    $  2,087   $     26
  ?@96-4 A11 YMA,
   1/15/28                             AAA       2,087          -
  96-4 A12 IO
   1.05%, 1/15/28                      AAA         334          3
  ?@96-4 A12 YMA,
   1/15/28                             AAA         334          -
  97-1 A10 IO
   1.10%, 3/15/28                      AAA       2,449         34
  97-1 A10 YMA,
   3/15/28                             N/R       2,449          1
-----------------------------------------------------------------
Group Total                                                   105
=================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL SERIES (1.0%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1415-S Inv Fl IO
   21.312%, 11/15/07                   Agy         142         56
  1476-S Inv Fl IO REMIC PAC
   3.736%, 2/15/08                     Agy       1,507        126
  1485-S Inv Fl IO REMIC
   4.41%, 3/15/08                      Agy       1,185         91
  ##1600-SA Inv Fl IO REMIC
   2.812%, 10/15/08                    Agy       2,391        134
  ##1710-D IO
   5.638%, 6/15/20                     Agy         446        447
  ##2141 SD
   2.986%, 4/15/29                     Agy       2,726        240
  ##2234 SC IO INV
   3.386%, 10/15/29                    Agy       4,104        207
Federal National Mortgage
  Association,
  Series:
  90-106 J PAC
   8.50%, 9/25/20                      Agy         151        159
  ##92-186 S Inv Fl IO
   3.186%, 10/25/07                    Agy       2,505        165
  ##94-97 FC REMIC
   5.763%, 3/25/24                     Agy         116        117
  96-14 PC PO,
   12/25/23                            Agy          52         42
  ##96-68 SC Inv Fl IO REMIC
   3.308%, 1/25/24                     Agy       1,250        125
  97-53 PI IO PAC
   8.00%, 8/18/27                      Agy       1,713        303
  ##97-70 FA REMIC PAC (11)
   5.513%, 7/18/20                     Agy          70         70
  ##98-22 FA REMIC
   5.456%, 4/18/28                     Agy         470        468
  191 IO
   8.00%, 1/1/28                       Agy         363         67
  270 2 IO
   8.50%, 9/1/23                       Agy       1,367        263
  281-2 IO
   9.00%, 11/1/26                      Agy         500        100
  291-2 IO
   8.00%, 11/1/27                      Agy       1,082        196
  296 2 IO
   8.00%, 4/1/24                       Agy       1,344        259
  306 IO NTL STP
   8.00%, 5/1/30                       Agy       2,446        370

    The accompanying notes are an integral part of the financial statements.  71

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Balanced Portfolio

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
##Government National Mortgage
  Association,
  Series:
  99-30 SA Inv Fl IO
   3.03%, 4/16/29                      Tsy    $  5,148   $    281
  99-30 SA Inv FI IO
   2.43%, 8/16/29                      Tsy       4,033        242
  99-32 SB Inv Fl IO REMIC
   2.43%, 7/16/27                      Tsy       3,122        154
-----------------------------------------------------------------
Group Total                                                 4,682
=================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-
  AGENCY COLLATERAL SERIES (0.0%)
American Housing Trust,
  Series 9.125%, 4/25/21               AAA         122        124
=================================================================
COMMERCIAL MORTGAGES (1.0%)
American Southwest Financial
  Securities Corp., Series
   7.30%, 1/18/09                      N/R         718        740
+Asset Securitization Corp.,
  Series 97-D5 PS1 IO
   1.045%, 2/14/41                     Aaa       3,203        248
?Carousel Center Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07                    AA          525        536
?Creekwood Capital Corp.,
  Series 95-1A
   8.47%, 3/16/15                      AA          523        580
General Motors Acceptance Corp.,
  Commercial Mortgage Securities,
  Inc.,
  Series ##97-C2 X IO
   1.809%, 4/15/27                     N/R       5,819        271
GMAC Commercial Mortgage
  Securities, Inc.,
  Series 96-C1 X2 IO
   1.967%, 3/15/21                     N/R       1,528         90
+##GS Mortgage Securities Corp.
  II,
  Series 97-GL1 X2 IO
   1.00%, 7/13/30                      Aaa       1,504         53
Nomura Asset Securities Corp.,
  Series 94-MD1 A3
   8.857%, 3/15/18                     N/R         525        525
?Prime Property Fund,
  Series 1 A
   6.633%, 7/23/03                     AA          483        485
?Stratford Finance Corp.
   6.776%, 2/1/04                      AA          800        820
-----------------------------------------------------------------
Group Total                                                 4,348
=================================================================
ENERGY (0.1%)
CMS Energy Corp.
   7.50%, 1/15/09                      BB          485        456
(a)Mobile Energy Services LLC
   8.665%, 1/1/17                      D           440         66
-----------------------------------------------------------------
Group Total                                                   522
=================================================================
FEDERAL AGENCY (2.1%)
+Federal Home Loan Mortgage
  Corporation
   6.75%, 9/15/29                      Aaa       7,000      7,410
##++Federal National Mortgage
  Association
   6.25%, 5/15/29                      Agy       2,405      2,392
-----------------------------------------------------------------
Group Total                                                 9,802
=================================================================

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
FINANCE (4.9%)
American Express Co.
   6.875%, 11/1/05                     A+     $    525   $    554
American General Corp.
   7.50%, 8/11/10                      AA-         340        370
American General Finance Corp.
   7.50%, 7/15/25                      AA-         650        676
Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                      BBB+        435        460
?Anthem Insurance Cos., Inc.,
  Series A
   9.00%, 4/1/27                       BBB+        565        525
Bank of America Corp.
   7.40%, 1/15/11                      A           630        662
Bank One Corp.
   6.00%, 2/17/09                      A-          200        192
   7.625%, 10/15/26                    A-          315        322
   7.875%, 8/1/10                      A-           95        103
   8.00%, 4/29/27                      A-          160        171
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                      A           695        693
Chase Manhattan Corp.
   7.00%, 11/15/09                     A+          460        476
Citigroup, Inc.
   6.625%, 1/15/28                     AA-         330        309
   7.25%, 10/1/10                      A+          865        910
EOP Operating LP
   6.763%, 6/15/07                     BBB         395        398
   7.25%, 6/15/28                      BBB+        200        182
   7.50%, 4/19/29                      BBB+        265        249
Equitable Companies, Inc.
   6.50%, 4/1/08                       A+          320        324
?Farmers Insurance Exchange
   8.625%, 5/1/24                      A+        1,100      1,118
First Union Capital
   7.95%, 11/15/29                     BBB+        125        123
?Florida Property & Casualty
   7.375%, 7/1/03                      A           200        207
Ford Motor Credit Co.
   7.375%, 10/28/09                    A           835        862
GS Holdings Escrow Corp.
   7.125%, 8/1/05                      BB+         850        832
Hartford Financial Services
  Group, Inc.
   7.90%, 6/15/10                      A           155        172
Hartford Life
   7.375%, 3/1/31                      A           610        626
Household Finance Corp.
   5.875%, 2/1/09                      A           745        716
   8.00%, 7/15/10                      A           215        236
?John Hancock Financial Services,
  Inc.
   7.375%, 2/15/24                     AA-       1,100      1,087
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                      A+          600        553
   7.80%, 11/1/25                      A+          250        251
?Nationwide Mutual Life Insurance
  Co.
   7.50%, 2/15/24                      A           775        682
?New York Life Insurance Co.
   7.50%, 12/15/23                     AA-         300        282
?Nisource Finance Corp.
   7.875%, 11/15/10                    BBB         855        928
PNC Institutional Capital, Series
  A
   7.95%, 12/15/26                     BBB+        845        830
?Prime Property Funding II, Inc.
   6.80%, 8/15/02                      A           210        212
   7.00%, 8/15/04                      A           540        547
?Prudential Insurance Co.
   8.30%, 7/1/25                       A-        1,255      1,343
State Street Corp.
   7.65%, 6/15/10                      A+          390        426
Washington Mutual Capital I, Inc.
   8.375%, 6/1/27                      BBB-        375        374

 72 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
Washington Mutual, Inc.
   8.25%, 4/1/10                       BBB    $    670   $    738
Washington Mutual, Inc.,
  Series A
   8.206%, 2/1/27                      BBB-        270        260
?World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                       AA-         761        776
  96 WFP-D
   6.95%, 9/1/13                       AA-       1,025      1,047
-----------------------------------------------------------------
Group Total                                                22,804
=================================================================
FOREIGN BOND (0.8%)
Federal Home Loan Mortgage
  Corporation, (Euro)
  Series 2234-SC
   5.75%, 9/15/10                      Agy       3,765      3,456
=================================================================
INDUSTRIALS (5.1%)
Adelphia Communications Corp.
   7.875%, 5/1/09                      B+          185        169
   9.375%, 11/15/09                    B+          245        243
Aetna, Inc.
   7.875%, 3/1/11                      A-          575        585
Albertson's, Inc.
   7.45%, 8/1/29                       BBB+      1,070      1,007
?American Home Products
   6.70%, 3/15/11                      A           695        700
Calpine Corp.
   8.50%, 2/15/11                      BB+         605        621
Charter Communications Holdings
   #0.00%, 1/15/11                     B+          455        286
*Clear Channel Communications,
  Inc.
   7.65%, 9/15/10                      BBB-        430        452
Conoco, Inc.
   6.95%, 4/15/29                      BB-         640        639
Cox Communications, Inc.
   7.75%, 11/1/10                      BBB         575        612
CSC Holdings Inc.
   7.625%, 7/15/18                     BB+         550        496
   8.125%, 7/15/09                     BB+         185        188
Daimler Chrysler N.A. Holdings
  Corp.
   8.00%, 6/15/10                      A+          375        389
   8.50%, 1/18/31                      A-          105        108
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                      BBB         200        182
DR Structured Finance,
  Series:
  93-K1 A1
   6.66%, 8/15/10                      BB+         111         94
  94-K2 A2
   9.35%, 8/15/19                      BB+         420        362
Federated Department Stores, Inc.
   6.30%, 4/1/09                       BBB+        275        267
   6.90%, 4/1/29                       BBB+        370        340
?Florida Windstorm
   7.125%, 2/25/19                     AAA         960        968
Ford Motor Co.
   6.625%, 10/1/28                     A         1,025        908
   7.45%, 7/16/31                      A           230        226
?Harrahs Operating Co., Inc.
   8.00%, 2/1/11                       BBB-        495        507
HCA -- The Healthcare Co.
   7.19%, 11/15/15                     BB+         250        222
   7.58%, 9/15/25                      BB+         320        290
   9.00%, 12/15/14                     BB+         225        243
Host Marriott LP
   8.375%, 2/15/06                     BB          130        129
?Kellogg Co.
   7.45%, 4/1/31                       BBB         440        442

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
*Kroger Co.
   7.70%, 6/1/29                       BBB-   $    635   $    652
Lenfest Communications, Inc.
   7.625%, 2/15/08                     BBB         425        446
Lowe's Companies, Inc.
   6.50%, 3/15/29                      A           655        578
   6.875%, 2/15/28                     A           205        190
Lucent Technologies, Inc.
   6.45%, 3/15/29                      BBB-        780        496
News America Holdings, Inc.
   7.75%, 1/20/24                      BBB-        190        179
   7.75%, 2/1/24                       BBB-        270        255
News America, Inc.
   7.28%, 6/30/28                      BBB-        780        692
Nortel Networks Ltd.
   6.125%, 2/15/06                     A           610        591
?Oxymar
   7.50%, 2/15/16                      BBB-        470        377
Progress Energy, Inc.
   7.10%, 3/1/11                       BBB         345        356
?Qwest Capital Funding
   7.75%, 2/15/31                      BBB+        645        642
   7.90%, 8/15/10                      BBB+        165        175
Raytheon Co.
   8.20%, 3/1/06                       BBB-        445        472
   8.30%, 3/1/10                       BBB-        220        237
Rockwell International Corp.
   6.70%, 1/15/28                      A+          265        242
*Safeway, Inc.
   7.25%, 2/1/31                       BBB         265        262
Saks, Inc.
   7.375%, 2/15/19                     BB+         465        330
*Sun Microsystems, Inc.
   7.65%, 8/15/09                      BBB+        375        387
Target Corp.
   7.50%, 8/15/10                      A           720        793
Time Warner Cos., Inc.
   6.625%, 5/15/29                     BBB+        415        374
   7.57%, 2/1/24                       BBB         245        250
TRW, Inc.
   7.625%, 3/15/06                     BBB         385        391
U.S. Airways Corp., Pass Through
  Certificates
   8.11%, 2/20/17                      AAA         286        311
United Technologies Corp.
   7.125%, 11/15/10                    A+          230        248
U.S. Airways, Inc.
   7.076%, 3/20/21                     AAA         100        102
USA Waste Services, Inc.
   7.00%, 7/15/28                      BBB         585        520
Wal-Mart Stores, Inc.
   6.875%, 8/10/09                     AA          160        169
   7.55%, 2/15/30                      AA          340        378
Waste Management, Inc.
   7.375%, 5/15/29                     BBB         265        245
?Williams Cos
   7.50%, 1/15/31                      BBB-        335        332
-----------------------------------------------------------------
Group Total                                                23,347
=================================================================
NON-AGENCY FIXED RATE MORTGAGE (0.0%)
First Federal Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06                       AA
##Resolution Trust Corp.,
  Series 92-5 C CMO
   8.613%, 1/25/26                     AA           86         86
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11                       AA           44         45
-----------------------------------------------------------------
Group Total                                                   131
=================================================================

    The accompanying notes are an integral part of the financial statements.  73

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Balanced Portfolio

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
TELEPHONES (1.2%)
++AT&T Corp.
   6.50%, 3/15/29                      A      $    475   $    401
AT&T Wireless Group
   ?8.75%, 3/1/31                      BBB         605        609
BellSouth Telecommunications,
  Inc.
   6.375%, 6/1/28                      AA-         630        566
Global Crossing Holdings Ltd.
   9.125%, 11/15/06                    BB          820        773
GTE Corp.
   6.94%, 4/15/28                      A+          580        558
Intermedia Communications, Inc.,
  Series B
   #0.00%, 5/15/06                     B           130        131
   8.60%, 6/1/08                       B           310        304
MCI Worldcom, Inc.
   6.25%, 8/15/03                      A-          210        209
   6.95%, 8/15/28                      BBB+      1,180      1,012
Nextel Communications, Inc.
   #0.00%, 9/15/07                     B           655        485
   9.375%, 11/15/09                    B-          120        102
Sprint Capital Corp.
   7.625%, 1/30/11                     BBB+        495        501
-----------------------------------------------------------------
Group Total                                                 5,651
=================================================================
TRANSPORTATION (0.3%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17                     AA+         384        385
  99-1 A
   6.545%, 8/2/20                      AA+         416        414
?Jet Equipment Trust,
  Series 95-C
   10.69%, 11/1/13                     BBB         675        749
-----------------------------------------------------------------
Group Total                                                 1,548
=================================================================
UTILITIES (0.1%)
PSEG Energy Holdings
   9.125%, 2/10/04                     BBB-        325        336
=================================================================
YANKEE (2.6%)
Abbey National plc
   7.95%, 10/26/29                     AA-         100        110
Ahold Finance USA, Inc.
   6.875%, 5/1/29                      BBB+        640        583
   8.25%, 7/15/10                      BBB+        380        416
?Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                     A-          540        569
British Telecommunications plc
   8.625%, 12/15/30                    A           620        640
Deutsche Telekom International
  Finance
   8.00%, 6/15/10                      A-           75         77
   8.25%, 6/15/30                      A-          670        645
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                      BB+         655        478
?Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                       A           675        656
?Hyundai Semiconductor America
   8.625%, 5/15/07                     B           250        166
Ing Cap Funding III
   8.439%, 12/29/49                    A           465        498
Multicanal S.A.
   10.50%, 4/15/18                     BB+         330        198
?Oil Purchase Co.
   7.10%, 4/30/02                      BB+         317        310
?Oil Purchase Co. II
   10.73%, 1/31/04                     BB+          68         68
?Paiton Energy Funding BV
   9.34%, 2/15/14                      CC          405        122

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                       BB     $    670   $    543
Province of Quebec
   6.125%, 1/22/11                     A+        1,040      1,049
   7.50%, 9/15/29                      A+          680        753
?Ras Laffan Liquefied Natural Gas
  Co.
   8.294%, 3/15/14                     BBB+        605        608
Republic of Brazil
   11.00%, 8/17/40                     B+          325        252
Republic of Colombia
   11.75%, 2/25/20                     BB+         170        156
Tyco International Group S.A.
   6.75%, 2/15/11                      A-          550        554
   6.875%, 9/5/02 -1/15//29            A-          385        385
   7.00%, 6/15/28                      A-           85         80
Unilever Capital Corp.
   7.125%, 11/1/10                     A+          525        562
United Mexican States Par Bond
   8.125%, 12/30/19                    BB+         360        324
Vodafone Group plc
   7.75%, 2/15/10                      A           130        140
   7.875%, 2/15/30                     A           915        972
-----------------------------------------------------------------
Group Total                                                11,914
=================================================================
TOTAL FIXED INCOME SECURITIES
  (Cost $210,066)                                         209,541
=================================================================
                                                SHARES
                                                ------
COMMON STOCKS (59.9%)
=================================================================
BANKS (6.3%)
Bank of America Corp.                          110,602      6,055
First Union Corp. (N.C.)                       105,001      3,465
FleetBoston Financial Corp.                    107,700      4,066
JP Morgan Chase & Co                            99,250      4,456
?PNC Bank Corp.                                  8,000        542
US Bancorp                                     140,600      3,262
Washington Mutual, Inc., Series A               51,100      2,798
Wells Fargo Co.                                 88,600      4,383
-----------------------------------------------------------------
Group Total                                                29,027
=================================================================
BASIC RESOURCES (2.3%)
Air Products & Chemicals, Inc.                  58,300      2,239
Alcoa, Inc.                                     90,300      3,246
PPG Industries, Inc.                            51,200      2,360
Rohm & Haas Co.                                 82,300      2,535
-----------------------------------------------------------------
Group Total                                                10,380
=================================================================
BEVERAGE & PERSONAL PRODUCTS (3.1%)
Anheuser-Busch Cos., Inc.                       65,200      2,995
Avon Products, Inc.                             66,300      2,651
Coca-Cola Co.                                   46,300      2,091
Kimberly-Clark Corp.                            29,100      1,974
PepsiCo, Inc.                                   82,600      3,630
Procter & Gamble Co.                            13,800        864
-----------------------------------------------------------------
Group Total                                                14,205
=================================================================
CONSUMER DURABLES (0.8%)
Delphi Automotive Systems Corp.                 56,100        795
Ford Motor Co.                                  79,281      2,229
Masco Corp.                                     34,900        843
-----------------------------------------------------------------
Group Total                                                 3,867
=================================================================

 74 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                            VALUE
                                                SHARES    (000)**
-----------------------------------------------------------------
CONSUMER SERVICES (3.3%)
*AOL Time Warner, Inc.                         183,533   $  7,369
*AT&T Corp. -- Liberty Media
  Group, Class A                                98,100      1,373
Carnival Corp., Class A                         62,200      1,721
*Charter Communications, Inc.                   65,800      1,489
Clear Channel Communications, Inc.               7,900        430
*General Motors Corp., Class H                 132,100      2,576
-----------------------------------------------------------------
Group Total                                                14,958
=================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (3.0%)
Capital One Financial Corp.                     11,000        610
Citigroup, Inc.                                 78,367      3,525
Federal Home Loan Mortgage Corp.                54,700      3,546
Federal National Mortgage Association           23,200      1,847
Goldman Sachs Group, Inc.                       15,100      1,285
Lehman Brothers Holdings, Inc.                  17,800      1,116
Merrill Lynch & Co., Inc.                       34,400      1,906
-----------------------------------------------------------------
Group Total                                                13,835
=================================================================
ENERGY (4.6%)
Baker Hughes, Inc.                             106,600      3,871
BP Amoco plc                                    81,700      4,054
Burlington Resources, Inc.                      19,500        873
Chevron Corp.                                   10,100        887
Conoco, Inc., Class B                           18,100        511
ENSCO International, Inc.                       11,300        395
Exxon Mobil Corp.                               15,300      1,239
*Global Marine, Inc.                            71,000      1,818
Royal Dutch Petroleum Co., NY Shares            13,600        754
Texaco, Inc.                                    63,100      4,190
Tidewater, Inc.                                 29,400      1,329
Transocean Sedco Forex, Inc.                    29,650      1,285
-----------------------------------------------------------------
Group Total                                                21,206
=================================================================
FOOD, TOBACCO & OTHER (1.4%)
General Mills, Inc.                             31,200      1,342
Philip Morris Cos., Inc.                        68,800      3,265
Unilever NV                                     33,700      1,774
-----------------------------------------------------------------
Group Total                                                 6,381
=================================================================
HEALTH CARE (9.6%)
Abbott Laboratories                             70,800      3,341
American Home Products Corp.                    64,600      3,795
Baxter International, Inc.                       8,800        829
Bristol-Myers Squibb Co.                        49,601      2,946
CIGNA Corp.                                     11,100      1,192
Eli Lilly & Co.                                 21,700      1,664
HCA -- The Healthcare Company                   66,300      2,670
*Health Net, Inc.                               31,800        655
*HEALTHSOUTH Corp.                             147,600      1,903
Johnson & Johnson                               29,500      2,580
Merck & Co., Inc.                               32,100      2,436
Pfizer, Inc.                                   222,075      9,094
Pharmacia Corp.                                 68,700      3,460
Schering Plough Corp.                           80,900      2,955
*Sepracor, Inc.                                 39,500      1,264
*Tenet Healthcare Corp.                         16,200        713
*Waters Corp.                                   48,500      2,253
*Wellpoint Health Networks, Inc.                 7,500        715
-----------------------------------------------------------------
Group Total                                                44,465
=================================================================
HEAVY INDUSTRY/TRANSPORTATION (5.2%)
Boeing Co.                                      24,800      1,382
Caterpillar, Inc.                               32,600      1,447
*Continental Airlines, Class B                  27,900      1,155
General Electric Co.                           244,200     10,222

                                                            VALUE
                                                SHARES    (000)**
-----------------------------------------------------------------
Honeywell International, Inc.                   22,087   $    901
Northrop Grumman Corp.                           8,200        713
Parker-Hannifin Corp.                           27,600      1,096
Tyco International Ltd.                        101,100      4,371
United Technologies Corp.                       39,700      2,910
-----------------------------------------------------------------
Group Total                                                24,197
=================================================================
INSURANCE (2.7%)
Ace Ltd.                                        60,100      2,209
American International Group,
  Inc.                                          65,400      5,265
Chubb Corp.                                     26,100      1,891
Hartford Financial Services Group, Inc.         12,000        708
St. Paul Cos, Inc.                              57,600      2,537
-----------------------------------------------------------------
Group Total                                                12,610
=================================================================
RETAIL (3.7%)
CVS Corp.                                       41,000      2,398
Home Depot, Inc.                                38,600      1,664
Kroger Co.                                      31,200        805
Lowe's Companies, Inc.                          14,100        824
Nike, Inc.                                      22,500        912
RadioShack Corp.                                36,000      1,321
Safeway, Inc.                                   16,900        932
The Gap, Inc.                                   79,100      1,876
Wal-Mart Stores, Inc.                          123,100      6,217
-----------------------------------------------------------------
Group Total                                                16,949
=================================================================
TECHNOLOGY (8.1%)
*Altera Corp.                                   82,400      1,766
*Applied Materials, Inc.                        45,800      1,992
*Cisco Systems, Inc.                            63,300      1,001
Corning, Inc.                                   50,400      1,043
*Dell Computer Corp.                            50,200      1,289
Electronic Data Systems Corp.                   79,500      4,441
Hewlett Packard Co.                             67,656      2,116
Intel Corp.                                     74,300      1,955
International Business Machines Corp.           56,800      5,463
*KLA-Tencor Corp.                               26,000      1,024
*Micron Technology, Inc.                        34,600      1,437
*Microsoft Corp.                               111,200      6,081
Motorola, Inc.                                  29,700        424
Nortel Networks Corp.                           86,600      1,217
*Novellus Systems, Inc.                         12,300        499
*Oracle Systems Corp.                          119,100      1,784
*QUALCOMM, Inc.                                 19,400      1,098
*Siebel Systems, Inc.                           36,400        990
Sun Microsystems, Inc.                          47,300        727
*Xilinx, Inc.                                   32,800      1,152
-----------------------------------------------------------------
Group Total                                                37,499
=================================================================
UTILITIES (5.8%)
AT&T Corp.                                      90,207      1,922
Duke Energy Corp.                               72,400      3,094
EL Paso Corp                                    21,119      1,379
Exelon Corp.                                    27,300      1,791
*Qwest Communications International, Inc.       44,000      1,542
Reliant Energy Inc.                             19,500        882
SBC Communications, Inc.                       148,617      6,633
*Sprint Corp. (PCS Group)                       63,250      1,202
Verizon Communications                         121,000      5,965
*Worldcom, Inc.                                120,989      2,261
-----------------------------------------------------------------
Group Total                                                26,671
=================================================================
TOTAL COMMON STOCKS (Cost $269,105)                       276,250
=================================================================

    The accompanying notes are an integral part of the financial statements.  75

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Balanced Portfolio

                                     RATINGS      FACE
                                   (STANDARD    AMOUNT      VALUE
                                   & POOR'S)     (000)    (000)**
-----------------------------------------------------------------
RIGHTS (0.0%)
=================================================================
FOREIGN GOVERNMENT (0.0%)
*@United Mexican States Recovery
  Rights, expiring 6/30/03 (Cost
  $0)                                  N/R    $    853          -
=================================================================
STRUCTURED INVESTMENTS (0.0)% -- SEE NOTE A7
=================================================================
Morgan Guaranty Trust Company,
  11/20/05; monthly payments
  equal to 1% per annum of the
  outstanding notional balance
  indexed to GNMA ARM pools (Cost
  $372)                                N/R       4,931         74
=================================================================
CASH EQUIVALENTS (4.1%)
=================================================================
DISCOUNT NOTE (1.7%)
Federal Home Loan Bank 0.0%,
  4/25/01                                        8,000      7,971
=================================================================
REPURCHASE AGREEMENT (2.4%)
Chase Securities, Inc. 5.05%,
  dated 3/30/01 due 4/02/01 to be
  repurchased at $10,968
  collateralized by various U.S.
  Government Obligations due
  2/21/22-11/15/28, valued at
  $10,976 (Cost $10,963)                        10,963     10,963
=================================================================
TOTAL CASH EQUIVALENTS (Cost
  $18,934)                                      18,934     18,934
=================================================================
TOTAL INVESTMENTS (109.4%) (Cost
  $498,477)                                               504,799
=================================================================
OTHER ASSETS & LIABILITIES (-9.4%)
Receivable for Investments Sold                          $ 23,212
Receivable for Forward Commitments                          6,070
Dividends Receivable                                          262
Interest Receivable                                         2,084
Receivable for Fund Shares Sold                               342
Unrealized Gain on Swap Agreements                            948
Other Assets                                                   40
Payable for Bank Overdraft                                    (19)
Payable for Investments Purchased                         (21,964)
Payable for Forward Commitments                           (53,115)
Payable for Investment Advisory Fees                         (544)
Payable for Administrative Fees                               (32)
Payable for Trustees' Deferred Compensation Plan --
  Note F                                                      (37)
Payable for Distribution Fee -- Adviser Class                  (8)
Payable for Fund Shares Redeemed                             (320)
Payable for Daily Variation On Futures Contracts             (110)
Payable for Shareholder Servicing Fee -- Investment            (2)
  Class
Other Liabilities                                            (143)
                                                         --------
                                                          (43,336)
-----------------------------------------------------------------
NET ASSETS (100%)                                        $461,463
=================================================================

                                                            VALUE
                                                          (000)**
-----------------------------------------------------------------
-----------------------------------------------------------------
INSTITUTIONAL CLASS
=================================================================
NET ASSETS
Applicable to 36,712,666 outstanding shares of
  beneficial interest (unlimited authorization, no par   $416,189
  value)
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $11.34
=================================================================
INVESTMENT CLASS
=================================================================
NET ASSETS
Applicable to 605,895 outstanding shares of beneficial
  interest (unlimited authorization, no par value)       $  6,871
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $11.34
=================================================================
ADVISER CLASS
=================================================================
NET ASSETS
Applicable to 3,396,182 outstanding shares of
  beneficial interest (unlimited authorization, no par   $ 38,403
  value)
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE                                  $11.31
=================================================================
NET ASSETS CONSIST OF:
Paid In Capital                                          $483,270
Undistributed Net Investment Income (Loss)                  3,700
Undistributed Realized Net Gain (Loss)                    (32,627)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                     6,322
  Foreign Currency Transactions                              (103)
  Futures and Swaps                                           901
-----------------------------------------------------------------
NET ASSETS                                               $461,463
=================================================================


-------------------------------------------------------------------
**       See Note A1 to Financial Statements.
+        144A security. Certain conditions for public sale may
         exist.
*        Non-income producing security
!        Moody's Investors Service, Inc. rating. Security is not
         rated by Standard & Poor's Corporation.
(a)      Security is in default.
++       A portion of these securities was pledged to cover margin
         requirements for futures contracts.
##       Variable or floating rate securities -- rate disclosed is
         as of March 31, 2001.
@        Value is less than $500.
CMO      Collateralized Mortgage Obligation
Inv Fl   Inverse Floating Rate -- Interest rate fluctuates with an
         inverse relationship to an associated interest rate.
         Indicated rate is the effective rate at March 31, 2001
IO       Interest Only
N/R      Not rated by Moody's Investors Service, Inc. or Standard &
         Poor's Corporation.
PAC      Planned Amortization Class
PO       Principal Only
REMIC    Real Estate Mortgage Investment Conduit
TBA      Security is subject to delayed delivery. See Note A7 to
         Financial Statements.
YMA      Yield Maintenance Agreement

 76 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

[MORGAN STANLEY INVESTMENT MANAGEMENT LOGO]

Portfolio Overview (Unaudited)

MULTI-ASSET-CLASS PORTFOLIO

The Multi-Asset-Class Portfolio provides global asset allocation among U.S. and foreign stocks, bonds, and high-yield securities, using an allocation of 50% U.S. equities, 14% foreign equities, 24% U.S. fixed-income, 6% foreign fixed-income, and 6% high yield as a neutral starting point. Miller Anderson & Sherrerd actively shifts among these asset classes as their relative values and risks change, and manages diversification and risk control across all five asset classes.

The investment process consists of five interrelated decisions: allocation among global asset classes, country allocation, allocation to equities versus fixed-income securities within markets, currency exposures, and value determinations within markets. Asset-allocation decisions couple measures of value, earnings, interest rate and inflation dynamics, and economic analysis. Sentiment and liquidity are taken into account when they reach extreme levels.

                                   AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2001*
                                   ---------------------------------------------
                                               MAS MULTI-ASSET-CLASS
                                   ---------------------------------------------

                                                                                Salomon    MSCI    50/24/14/6/6
                                                                      S&P 500    Broad     EAFE      Blended
                                 Institutional [ ]    Investment X     Index     Index    Index       Index
          -----------------------------------------------------------------------------------------------------
          Six Months                  (10.89)%           (10.96)%     (18.75)%    7.42%   (16.05)%    (10.21)%
          -----------------------------------------------------------------------------------------------------

          One Year                    (16.05)%           (16.20)%     (21.68)%   12.57%   (25.88)%    (12.54)%
          -----------------------------------------------------------------------------------------------------

          Five Years                    8.32%              8.14%       14.17%     7.47%     3.43%      10.09%
          -----------------------------------------------------------------------------------------------------

          Since Inception              10.18%             10.05%       17.03%     7.84%     4.35%      11.88%
          -----------------------------------------------------------------------------------------------------

                                   Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

                                   The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High-yield fixed-income securities, otherwise known as "junk bonds," represent a much greater risk of default and tend to be more volatile than higher-rated bonds.

                                   [ ] Represents an investment in the
                                   Institutional Class.

                                   X Represents an investment in the Investment
                                   Class which commenced operations 6/10/96.
                                   Total returns for periods beginning prior to this date are based on the performance of the Institutional Class and do not include the 0.15% Shareholder Servicing Fee applicable to the Investment Class.

                                   Total returns for the Portfolio reflect
                                   expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

                                   * The Multi-Asset-Class Portfolio commenced operations on 7/29/94. Total returns are compared to the S&P 500 Index, the Salomon Broad Investment Grade Index, and the Morgan Stanley Capital International EAFE Index, all unmanaged market indices, as well as the 50/24/14/6/6 Blended Index, an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% CS First Boston High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index. Previously, the blended index included the Salomon High Yield Index as its high yield component, but the Adviser believes that the CS First Boston High Yield Index has a more comprehensive coverage of geographic regions and types of securities in which the Portfolio may invest. Returns for periods less than one year are cumulative.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

Multi-Asset-Class Portfolio

                                                              VALUE
                                                 SHARES     (000)**
-------------------------------------------------------------------
U.S. EQUITY (50.3%)
===================================================================
U.S. COMMON STOCKS (50.3%)
-------------------------------------------------------------------
BANKS (5.3%)
Bank of America Corp.                             30,800   $  1,686
Bank of New York Co.                               1,500         74
First Union Corp. (N.C.)                          29,200        964
FleetBoston Financial Corp.                       29,600      1,117
JP Morgan Chase & Co.                             26,050      1,170
PNC Financial Services Group                       2,300        156
US Bancorp                                        38,900        902
Washington Mutual, Inc., Series A                 13,700        750
Wells Fargo Co.                                   24,100      1,192
-------------------------------------------------------------------
Group Total                                                   8,011
===================================================================
BASIC RESOURCES (1.9%)
Air Products & Chemicals, Inc.                    16,100        618
Alcoa, Inc.                                       24,900        895
PPG Industries, Inc.                              14,200        655
Rohm & Haas Co.                                   22,800        702
-------------------------------------------------------------------
Group Total                                                   2,870
===================================================================
BEVERAGE & PERSONAL PRODUCTS (2.6%)
Anheuser-Busch Cos., Inc.                         18,200        836
Avon Products, Inc.                               18,200        728
Coca-Cola Co.                                     12,700        573
Kimberly-Clark Corp.                               8,100        549
PepsiCo, Inc.                                     23,000      1,011
Procter & Gamble Co.                               3,800        238
-------------------------------------------------------------------
Group Total                                                   3,935
===================================================================
CONSUMER DURABLES (0.7%)
Delphi Automotive Systems Corp.                   15,400        218
Ford Motor Co.                                    21,718        611
Masco Corp.                                        9,300        225
-------------------------------------------------------------------
Group Total                                                   1,054
===================================================================
CONSUMER SERVICES (2.8%)
*AOL Time Warner, Inc.                            50,943      2,045
*AT&T Corp. -- Liberty Media Group, Class A       27,000        378
Carnival Corp., Class A                           16,900        468
*Charter Communications, Inc.                     18,200        412
*Clear Channel Communications, Inc.                2,100        114
*General Motors Corp., Class H                    36,400        710
-------------------------------------------------------------------
Group Total                                                   4,127
===================================================================
CREDIT & FINANCE/INVESTMENT COMPANIES (2.5%)
Capital One Financial Corp.                        3,000        167
Citigroup, Inc.                                   21,800        981
Federal Home Loan Mortgage Corp.                  15,200        985
Federal National Mortgage Association              6,400        509
Goldman Sachs Group, Inc.                          4,200        357
Lehman Brothers Holdings, Inc.                     5,000        314
Merrill Lynch & Co., Inc.                          9,400        521
-------------------------------------------------------------------
Group Total                                                   3,834
===================================================================

                                                              VALUE
                                                 SHARES     (000)**
-------------------------------------------------------------------
ENERGY (3.8%)
Baker Hughes, Inc.                                29,500   $  1,071
BP Amoco plc ADR                                  22,700      1,126
Burlington Resources, Inc.                         5,400        242
Chevron Corp.                                      2,800        246
Conoco, Inc., Class B                              5,000        141
ENSCO International, Inc.                          3,100        109
Exxon Mobil Corp.                                  4,200        340
*Global Marine, Inc.                              19,500        499
Texaco, Inc.                                      17,400      1,155
Tidewater, Inc.                                    8,100        366
Transocean Sedco Forex, Inc.                       7,950        345
-------------------------------------------------------------------
Group Total                                                   5,640
===================================================================
FOOD & TOBACCO (1.2%)
General Mills, Inc.                                8,500        366
Philip Morris Cos., Inc.                          19,100        906
@R.J. Reynolds Tobacco Holdings, Inc.                  1          -
Unilever NV                                        9,000        474
-------------------------------------------------------------------
Group Total                                                   1,746
===================================================================
HEALTH CARE (8.2%)
Abbott Laboratories                               18,900        892
American Home Products Corp.                      17,800      1,046
Baxter International, Inc.                         2,800        264
Bristol-Myers Squibb Co.                          13,725        815
CIGNA Corp.                                        3,000        322
Eli Lilly & Co.                                    6,300        483
HCA -- The Healthcare Company                     18,100        729
*Health Net, Inc.                                  8,800        181
*HEALTHSOUTH Corp.                                40,900        527
Johnson & Johnson                                  8,200        717
Merck & Co., Inc.                                  8,700        660
Pfizer, Inc.                                      61,050      2,500
Pharmacia Corp.                                   18,900        952
Schering Plough Corp.                             22,300        815
*Sepracor, Inc.                                   10,900        349
*Tenet Healthcare Corp.                            4,400        194
@Visteon Corp.                                         1          -
*Waters Corp.                                     13,500        627
*Wellpoint Health Networks, Inc.                   2,100        200
-------------------------------------------------------------------
Group Total                                                  12,273
===================================================================
HEAVY INDUSTRY/TRANSPORTATION (4.4%)
Boeing Co.                                         6,800        379
Caterpillar, Inc.                                  8,800        391
*Continental Airlines, Class B                     7,600        315
General Electric Co.                              67,200      2,813
Honeywell International, Inc.                      6,062        247
Northrop Grumman Corp.                             2,200        191
Parker-Hannifin Corp.                              7,500        298
Tyco International Ltd.                           27,800      1,202
United Technologies Corp.                         11,000        806
-------------------------------------------------------------------
Group Total                                                   6,642
===================================================================
INSURANCE (2.0%)
American International Group, Inc.                19,000      1,529
Chubb Corp.                                        7,300        529
Hartford Financial Services Group, Inc.            3,400        201
St. Paul Cos. Inc.                                15,900        700
-------------------------------------------------------------------
Group Total                                                   2,959
===================================================================

 78 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                              VALUE
                                                 SHARES     (000)**
-------------------------------------------------------------------
RETAIL (3.1%)
CVS Corp.                                         11,600   $    678
Home Depot, Inc.                                  10,550        455
*Kroger Co.                                        8,600        222
Lowe's Companies, Inc.                             3,900        228
Nike, Inc.                                         6,200        251
RadioShack Corp.                                   9,800        359
*Safeway, Inc.                                     4,600        254
The Gap, Inc.                                     22,000        522
Wal-Mart Stores, Inc.                             33,700      1,702
-------------------------------------------------------------------
Group Total                                                   4,671
===================================================================
TECHNOLOGY (6.9%)
*@Agilent Technologies, Inc.                           3          -
*Altera Corp.                                     22,600        484
*Applied Materials, Inc.                          12,700        552
*Cisco Systems, Inc.                              17,400        275
Corning, Inc.                                     14,000        290
*Dell Computer Corp.                              13,900        357
Electronic Data Systems Corp.                     21,900      1,223
Hewlett Packard Co.                               18,820        589
Intel Corp.                                       20,700        545
International Business Machines Corp.             15,700      1,510
*KLA-Tencor Corp.                                  7,200        284
*Micron Technology, Inc.                           9,600        399
*Microsoft Corp.                                  30,300      1,657
Motorola, Inc.                                     7,800        111
Nortel Networks Corp.                             23,200        326
*Novellus Systems, Inc.                            3,400        138
*Oracle Systems Corp.                             32,200        482
*Qualcomm, Inc.                                    5,400        306
*Siebel Systems, Inc.                              9,800        267
*Sun Microsystems, Inc.                           13,100        201
*Xilinx, Inc.                                      9,000        316
-------------------------------------------------------------------
Group Total                                                  10,312
===================================================================
UTILITIES (4.9%)
AT&T Corp.                                        24,591        524
Duke Energy Corp.                                 20,100        859
EL Paso Corp.                                      5,512        360
Exelon Corp.                                       7,600        499
*Qwest Communications International, Inc.         12,800        449
Reliant Energy Inc.                                5,400        244
SBC Communications, Inc.                          40,070      1,788
*Sprint Corp. (PCS Group)                         17,400        331
Verizon Communications                            32,700      1,612
*Worldcom, Inc.                                   33,572        627
-------------------------------------------------------------------
Group Total                                                   7,293
===================================================================
TOTAL U.S. COMMON STOCKS (Cost $72,142)                      75,367
===================================================================
U.S. FIXED INCOME (25.2%)
===================================================================
                                    RATINGS       FACE
                                  (STANDARD      AMOUNT
                                  & POOR'S)      (000)
                                  ---------      ------
AGENCY FIXED RATE MORTGAGES (11.5%)
Federal Home Loan Mortgage
  Corporation,
  Conventional Pools:
   10.00%, 6/1/19                     Agy       $     31         34
   10.50%, 4/1/19                     Agy             99        109
   11.00%, 9/1/16                     Agy             33         36
   11.50%, 8/1/15                     Agy             25         28
  Gold Pools:
   8.50%, 7/1/30-8/1/30               Agy            807        841
   9.50%, 12/1/16                     Agy             60         65
   10.00%, 1/1/21                     Agy             27         30
   11.50%, 7/1/15-1/1/16              Agy            121        137

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
  April TBA
   8.00%, 4/1/31                      Agy       $    850   $    877
  May TBA
   7.00%, 5/1/30                      Agy            750        760
Federal National Mortgage
  Association,
  Conventional Pools:
   8.50%, 1/1/15-3/1/31               Agy          4,421      4,599
   9.50%, 11/1/30                     Agy            466        503
   10.00%, 5/1/22                     Agy            285        312
   10.50%, 12/1/09-6/1/19             Agy            125        138
   11.00%, 11/1/20                    Agy             45         51
   12.50%, 3/1/15                     Agy             22         25
  April TBA
   7.50%, 4/25/29                     Agy          1,250      1,277
   8.00%, 4/25/29                     Agy            700        722
   8.50%, 4/1/30                      Agy          1,700      1,721
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.375%, 3/20/25                    Tsy             49         49
   6.875%, 4/20/25-6/20/25            Tsy            313        317
   7.00%, 3/20/25-11/20/25            Tsy            711        722
   7.625%, 10/20/27-12/20/27          Tsy            442        449
  Various Pools:
   6.00%, 2/20/27                     Tsy             58         59
   10.00%, 7/15/16-5/15/26            Tsy            226        249
   10.50%, 1/15/16-4/15/25            Tsy            638        709
   11.00%, 12/15/09-8/15/19           Tsy            318        358
   11.50%, 8/15/11-4/15/13            Tsy            105        118
   12.00%, 11/15/12-10/15/15          Tsy             37         42
  April TBA
   7.00%, 4/1/30                      Tsy          1,900      1,930
-------------------------------------------------------------------
Group Total                                                  17,267
===================================================================
ASSET BACKED CORPORATES (3.5%)
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03                    AAA             62         62
  97-D A3
   6.20%, 5/15/03                     AAA             50         51
Associates Automobile
  Receivables Trust,
  Series 00-1 A2
   7.15%, 6/15/03                     AAA            220        222
+BA Mortgage Securities, Inc.,
  Series 97-1 A2
   5.55%, 7/25/26                     Aaa             96         96
Banc One Home Equity Trust,
  Series 99-1 A1
   6.06%, 1/25/12                     AAA             69         69
BMW Vehicle Owner Trust,
  Series 00-A A2
   6.65%, 2/25/03                     AAA            425        429
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04                     AAA             71         71
Citibank Credit Card
  Issuance Trust,
  Series 00-A3
   6.875%, 11/15/09                   AAA            420        444
Daimler Benz Auto Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05                     AAA             10         10
Daimler Benz Vehicle Trust,
  Series 98-A A3
   5.16%, 12/20/07                    AAA            175        175

    The accompanying notes are an integral part of the financial statements.  79

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Multi-Asset-Class Portfolio

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)     (000)**
-------------------------------------------------------------------
Daimler Chrysler Auto Trust,
  Series 00-E A2
   6.21%, 12/8/03                     AAA       $    250   $    253
Detroit Edison Securitization
  Funding LLC,
  Series:
  01-1 A3
   5.875%, 3/1/10                     AAA            115        115
  01-1 A5
   6.42%, 3/1/15                      AAA            135        134
EQCC Home Equity Loan Trust,
  Series:
  99-1 A1F
   5.77%, 3/20/29                     AAA             57         57
  99-2 A1F
   6.05%, 1/25/10                     AAA             45         45
  99-3 A1
   6.548%, 4/25/10                    AAA            124        124
First Security Auto Owner Trust,
  Series:
  98-A A
   5.97%, 4/15/04                     AAA            107        107
  00-1 A2
   7.20%, 5/15/03                     AAA            223        225
Ford Credit Auto Owner Trust,
  Series:
  99-B A4
   5.80%, 6/15/02                     AAA            298        299
  99-D A3
   6.20%, 4/15/02                     AAA            121        121
  00-A A3
   6.82%, 6/17/02                     AAA            216        217
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  99-1 A1
   5.25%, 7/15/03                     AAA             67         67
  99-2 A1
   5.84%, 10/15/03                    AAA             68         69
HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16                    N/R             65         65
?Long Beach Acceptance Auto
  Grantor Trust,
  Series 97-2 A
   6.69%, 9/25/04                     AAA             14         14
MBNA Master Credit Card Trust,
  Series 00-E
   7.80%, 10/15/12                    AAA            170        190
Morserv, Inc.,
  Series 96-2 1A1
   5.90%, 11/25/26                    AAA            118        118
Nissan Auto Receivables
  Owner Trust,
  Series:
  00-B A2
   7.15%, 12/15/02                    AAA            264        267
  00-C A2
   6.71%, 3/17/03                     AAA            225        228
Option One Mortgage Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29                     AAA             21         21
Peco Energy Transition Trust,
  Series:
  00-A A1
   7.18%, 9/1/03                      AAA             99        100
  00-A A3
   7.625%, 3/1/10                     AAA            350        380
PSE&G Transition Funding LLC,
  Series 01-1 A6
   6.61%, 6/15/15                     AAA            115        118
Residential Asset Securities
  Corp.,
  Series 00-KS5 AI1
   7.205%, 8/25/16                    AAA            206        209

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Toyota Auto Receivables
  Owner Trust,
  Series 01-A A2
   5.38%, 12/15/03                    AAA       $    105   $    106
-------------------------------------------------------------------
Group Total                                                   5,278
===================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  AGENCY COLLATERAL SERIES (0.7%)
Federal Home Loan Mortgage
  Corporation,
  Series:
  1707 S IO
   3.74%, 3/15/24                     Agy            463         55
  1710-D IO
   5.638%, 6/15/20                    Agy            129        129
  1911-C PO,
   11/15/23                           Agy             96         79
Federal National Mortgage
  Association,
  Series:
  92-89 SQ Inv Fl IO PAC (11)
   3946.96%, 6/25/22                  Agy         (c)  -          9
  97-53 PI IO PAC
   8.00%, 8/18/27                     Agy            542         96
  97-70 FA REMIC PAC (11)
   5.513%, 7/18/20                    Agy             14         14
  99-42 SA IO
   3.15%, 10/25/28                    Agy          1,367         69
  191 IO
   8.00%, 1/1/28                      Agy            570        105
  291-2 IO
   8.00%, 11/1/27                     Agy            328         59
  296 2 IO
   8.00%, 4/1/24                      Agy            149         29
  306 IO
   8.00%, 5/1/30                      Agy            211         32
Government National Mortgage
  Association,
  Series:
  97-13 SB Inv Fl IO
   2.375%, 9/16/27                    Tsy          1,800        136
  99-30 SA Inv Fl IO
   2.80%, 4/16/29                     Tsy          2,280        124
  99-30 SA Inv FI IO
   3.43%, 8/16/29                     Tsy          1,100         66
-------------------------------------------------------------------
Group Total                                                   1,002
===================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  NON-AGENCY COLLATERAL SERIES (0.1%)
American Housing Trust,
  Series V 1G
   9.125%, 4/25/21                    AAA             68         69
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03                     AAA             85         87
-------------------------------------------------------------------
Group Total                                                     156
===================================================================
COMMERCIAL MORTGAGES (0.2%)
American Southwest Financial
  Securities Corp.,
  Series 93-2 A1
   7.30%, 1/18/09                     N/R             76         78
?Beverly Finance Corp.,
  Series 94-1
   8.36%, 7/15/04                     AAA            100        107
?Carousel Center Finance, Inc.,
  Series 1 A1
   6.828%, 11/15/07                   AA             100        102

 80 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
+General Motors Acceptance Corp.,
  Commercial Mortgage
  Securities, Inc.,
  Series 97-C2 X IO
   1.255%, 4/15/27                    Aaa       $  1,455   $     68
-------------------------------------------------------------------
Group Total                                                     355
===================================================================
ENERGY (0.1%)
CMS Energy Corp.
   7.50%, 1/15/09                     BB              95         89
(a)Mobile Energy Services LLC
   8.665%, 1/1/17                     D               85         13
-------------------------------------------------------------------
Group Total                                                     102
===================================================================
FINANCE (3.0%)
American Express Co.
   6.875%, 11/1/05                    A+             115        121
American General Corp.
   7.50%, 8/11/10                     AA-             50         54
   7.50%, 7/15/25                     AA-            150        156
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                     BBB+            95        100
  Series A
   9.00%, 4/1/27                      BBB+           135        125
Bank of America Corp.
   7.40%, 1/15/11                     A              120        126
Bank One Corp.
   7.625%, 10/15/26                   A-             125        128
   7.875%, 8/1/10                     A-              60         65
?BT Institutional Capital Trust,
  Series A
   8.09%, 12/1/26                     A              225        225
Chase Manhattan Corp.
   7.00%, 11/15/09                    A+             100        104
++Citigroup, Inc.
   7.25%, 10/1/10                     A+             115        121
EOP Operating LP
   6.763%, 6/15/07                    BBB+           100        101
   7.50%, 4/19/29                     BBB+            70         66
?Farmers Exchange Capital
   7.05%, 7/15/28                     A+             290        249
First Union Capital
   7.95%, 11/15/29                    BBB+            25         25
Ford Motor Credit Co.
   7.375%, 10/28/09                   A               70         72
++General Electric Capital Corp.
   7.375%, 1/19/10                    AAA            110        122
GS Escrow Corp.
   7.125%, 8/1/05                     BB+            195        191
Hartford Financial Services
  Group, Inc.
   7.90%, 6/15/10                     A               25         28
HMH Properties,
  Series A
   7.875%, 8/1/05                     BB              45         44
Household Finance Corp.
   ++5.875%, 2/1/09                   A              170        163
   8.00%, 7/15/10                     A               50         55
++?Metropolitan Life Insurance
  Co.
   7.80%, 11/1/25                     A+             250        251
++?Nationwide Mutual Life
  Insurance Co.
   7.50%, 2/15/24                     A              250        220
?Nisource Finance Corp.
   7.875%, 11/15/10                   BBB            165        179
?PNC Institutional Capital,
  Series A
   7.95%, 12/15/26                    BBB+           150        147
?Prime Property Funding II, Inc.
   6.80%, 8/15/02                     A               85         86
   7.00%, 8/15/04                     A              165        167
++?Prudential Insurance Co.
   8.30%, 7/1/25                      A-             175        187

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
State Street Corp.
   7.65%, 6/15/10                     A+        $     95   $    104
Washington Mutual Capital I, Inc.
   8.375%, 6/1/27                     BBB-           155        154
Washington Mutual, Inc.
   8.25%, 4/1/10                      BBB            110        121
  Series A
   8.206%, 2/1/27                     BBB-            25         24
?World Financial Properties,
  Series:
  96 WFP-B
   6.91%, 9/1/13                      AA-            224        228
  96 WFP-D
   6.95%, 9/1/13                      AA-            250        256
-------------------------------------------------------------------
Group Total                                                   4,565
===================================================================
INDUSTRIALS (3.5%)
Adelphia Communications Corp.
   7.875%, 5/1/09                     B+              50         46
   9.375%, 11/15/09                   B+              75         74
Aetna, Inc.
   7.875%, 3/1/11                     A-             105        107
Albertson's, Inc.
   7.45%, 8/1/29                      BBB+           240        226
?American Home Products
   6.70%, 3/15/11                     A              125        126
Calpine Corp.
   8.50%, 2/15/11                     BB+            130        134
#Charter Communications Holdings
   11.75%, 1/15/10                    B+              30         20
   13.50%, 1/15/11                    B+              55         35
Clear Channel
  Communications, Inc.
   7.65%, 9/15/10                     BBB-            75         79
Conoco, Inc.
   6.95%, 4/15/29                     A-             120        120
Cox Communications, Inc.
   7.75%, 11/1/10                     BBB            135        144
CSC Holdings, Inc.
   7.875%, 12/15/07                   BB+            135        137
Daimler Chrysler N.A.
  Holdings Corp.
   8.00%, 6/15/10                     A-              85         88
   8.50%, 1/18/31                     A-              20         21
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                     BBB             50         46
DR Structured Finance,
  Series 94-K1 A1
   7.60%, 8/15/07                     BB+             61         56
Federated Department Stores, Inc.
   6.30%, 4/1/09                      BBB+            20         19
   6.90%, 4/1/29                      BBB+           105         96
?Florida Windstorm
   7.125%, 2/25/19                    AAA            135        136
Ford Motor Co.
   ++6.625%, 10/1/28                  A              130        115
   7.45%, 7/16/31                     A               65         64
?Harrahs Operating Co., Inc.
   8.00%, 2/1/11                      BBB-            90         92
++Hartford Life
   7.375%, 3/1/31                     A              145        149
HCA -- The Healthcare Co.
   7.19%, 11/15/15                    BB+             80         71
   9.00%, 12/15/14                    BB+             50         54
?Kellogg Co.
   7.45%, 4/1/31                      BBB             80         80
Kmart Funding Corp.,
  Series F
   8.80%, 7/1/10                      BB+             46         42
Kroger Co.
   7.70%, 6/1/29                      BBB-           175        180
Lenfest Communications, Inc.
   7.625%, 2/15/08                    BBB            135        142
Lockheed Martin Corp.
   8.50%, 12/1/29                     BBB-           120        137

    The accompanying notes are an integral part of the financial statements.  81

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Multi-Asset-Class Portfolio

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Lowe's Companies, Inc.
   ++6.50%, 3/15/29                   A         $    175   $    154
   6.875%, 2/15/28                    A               30         28
Lucent Technologies, Inc.
   6.45%, 3/15/29                     BBB-           140         89
News America, Inc.
   7.28%, 6/30/28                     BBB-           250        222
Nortel Networks Ltd.
   6.125%, 2/15/06                    A              115        111
?Oxymar
   7.50%, 2/15/16                     BBB-           100         80
++#Pharmacia Corp.
   6.60%, 12/1/28                     AA-            125        122
Progress Energy, Inc.
   7.10%, 3/1/11                      BBB             70         72
?Qwest Capital Funding
   7.75%, 2/15/31                     BBB+           160        159
Raytheon Co.
   8.20%, 3/1/06                      BBB-            55         58
   8.30%, 3/1/10                      BBB-            55         59
Rockwell International Corp.
   6.70%, 1/15/28                     A+              50         46
Safeway, Inc.
   6.50%, 3/1/11                      BBB             15         15
   7.25%, 2/1/31                      BBB             40         40
Saks, Inc.
   7.375%, 2/15/19                    BB+            105         75
Sun Microsystems, Inc.
   7.65%, 8/15/09                     BBB+           100        103
+++Target Corp.
   7.50%, 8/15/10                     A2             150        165
Time Warner Cos., Inc.
   6.625%, 5/15/29                    BBB+           125        113
   7.57%, 2/1/24                      BBB+            25         26
TRW, Inc.
   7.625%, 3/15/06                    BBB             75         76
U.S. Airways Corp.,
  Pass Through Certificates,
  Series 00-1
   8.11%, 2/20/17                     AAA             73         79
United Technologies Corp.
   7.125%, 11/15/10                   A+              45         48
USA Waste Services, Inc.
   7.00%, 7/15/28                     BBB             85         76
Wal-Mart Stores, Inc.
   6.875%, 8/10/09                    AA              40         42
   ++7.55%, 2/15/30                   AA             180        200
Waste Management, Inc.
   7.375%, 5/15/29                    BBB             70         65
?Williams Cos.
   7.50%, 1/15/31                     BBB-            65         64
-------------------------------------------------------------------
Group Total                                                   5,223
===================================================================
TELEPHONES (0.7%)
++AT&T Corp.
   6.50%, 3/15/29                     A               85         72
?AT&T Wireless Group
   8.75%, 3/1/31                      BBB            110        111
++BellSouth Telecommunications,
  Inc.
   6.375%, 6/1/28                     AA-             75         67
Global Crossing Holdings Ltd.
   9.125%, 11/15/06                   BB             180        170
++GTE Corp.
   6.94%, 4/15/28                     A+             105        101
Intermedia Communications, Inc.,
  Series B
   8.875%, 11/1/07                    B               30         29
   #12.50%, 5/15/06                   B               40         40
++MCI WorldCom, Inc.
   6.95%, 8/15/28                     BBB+           295        253

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
++#Nextel Communications, Inc.
   10.65%, 9/15/07                    B         $    190   $    141
Sprint Capital Corp.
   7.625%, 1/30/11                    BBB+            95         96
-------------------------------------------------------------------
Group Total                                                   1,080
===================================================================
TRANSPORTATION (0.2%)
Continental Airlines,
  Series:
  98-1 A
   6.648%, 9/15/17                    AA+             65         65
  99-1 A
   6.545%, 8/2/20                     AA+             98         98
?Jet Equipment Trust,
  Series 94-A A11
   10.00%, 6/15/12                    A+             125        141
-------------------------------------------------------------------
Group Total                                                     304
===================================================================
UTILITIES (0.1%)
PSEG Energy Holdings
   9.125%, 2/10/04                    BBB-            85         88
===================================================================
YANKEE (1.6%)
Abbey National plc
   7.95%, 10/26/29                    AA-             15         16
Ahold Finance USA, Inc.
   6.875%, 5/1/29                     BBB+            75         68
   8.25%, 7/15/10                     BBB+            75         82
?Bayer Hypo-Vereinsbank
   8.741%, 6/30/31                    A-             200        211
British Telecommunications plc
   8.625%, 12/15/30                   A              135        139
Deutsche Telekom
  International Finance
   8.00%, 6/15/10                     A-              10         10
   8.25%, 6/15/30                     A-             170        164
Glencore Nickel Property Ltd.
   9.00%, 12/1/14                     BB+            205        150
?Hutchison Whampoa Financial,
  Series B
   7.45%, 8/1/17                      A              125        121
?Hyundai Semiconductor America
   8.25%, 5/15/04                     B-             110         74
ING Cap Funding III
   8.439%, 12/29/49                   A              100        107
Multicanal S.A.
   10.50%, 4/15/18                    B+              65         39
?Oil Purchase Co. II
   10.73%, 1/31/04                    BB+            122        121
?Paiton Energy Funding BV
   9.34%, 2/15/14                     CC             100         30
?Petrozuata Finance, Inc.
   8.22%, 4/1/17                      BB             200        162
Province of Quebec
   6.125%, 1/22/11                    A+             230        232
   7.50%, 9/15/29                     A+              35         39
?Ras Laffan Liquefied
  Natural Gas Co.
   8.294%, 3/15/14                    BBB+           100        100
Republic of Brazil
   11.00%, 8/17/40                    BB-             50         39
Republic of Colombia
   11.75%, 2/25/20                    BB              45         41
Tyco International Group S.A.
   6.75%, 2/15/11                     A-             100        101
   6.875%, 9/5/02                     A-              55         56
   6.875%, 1/15/29                    A-              15         14
   7.00%, 6/15/28                     A-              20         19

 82 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Unilever Capital Corp.
   7.125%, 11/1/10                    A+        $     95   $    102
Vodafone Group plc
   7.75%, 2/15/10                     A               35         38
   7.875%, 2/15/30                    A              115        122
-------------------------------------------------------------------
Group Total                                                   2,397
===================================================================
TOTAL U.S. FIXED INCOME (Cost $37,894)                       37,817
===================================================================
INTERNATIONAL FIXED INCOME (5.8%)
===================================================================
FIXED INCOME SECURITIES (5.8%)
===================================================================
BRITISH POUND (0.2%)
United Kingdom Treasury Bill
   8.00%, 6/10/03                     AAA   GBP       90        136
United Kingdom Treasury Bond
   6.00%, 12/7/28                     AAA            105        181
-------------------------------------------------------------------
Group Total                                                     317
===================================================================
CANADIAN DOLLAR (0.1%)
Government of Canada
   10.00%, 6/1/08                     AA+   CAD      100         81
===================================================================
DANISH KRONE (0.3%)
Kingdom of Denmark
   5.00%, 8/15/05                     AAA   DKK    1,500        179
   8.00%, 5/15/03                     AA+          1,745        219
-------------------------------------------------------------------
Group Total                                                     398
===================================================================
EURO (3.4%)
Government of France O.A.T.
   8.50%, 10/25/19                    AAA   EUR      255        309
Government of Germany
   6.00%, 1/4/07                      AAA            578        550
   6.00%, 7/4/07                      AAA            130        123
   6.25%, 1/4/24                      AAA            540        528
   6.50%, 7/4/27                      AAA            177        180
   6.875%, 5/12/05                    AAA            815        783
   7.125%, 1/29/03                    AAA            607        560
   7.25%, 10/21/02                    AAA            800        735
   7.5%, 9/9/04                       AAA            113        109
Government of Italy
   4.25%, 11/1/09                     AAA            915        762
International Bank for
  Reconstruction & Development
   7.125%, 4/12/05                    AAA             89         86
Kredit fuer Wiederaufbau
   5.00%, 1/4/09                      AAA             38         34
   5.00%, 7/4/11                      AAA            200        174
Republic of Italy BTPS
   9.50%, 2/1/06                      AAA             68         72
   10.00%, 8/1/03                     AAA            160        158
-------------------------------------------------------------------
Group Total                                                   5,163
===================================================================
JAPANESE YEN (1.6%)
European Investment Bank
   3.00%, 9/20/06                     AAA   JPY    4,000         36
Export-Import Bank of Japan
   2.875%, 7/28/05                    AAA         30,000        264

                                    RATINGS         FACE
                                  (STANDARD       AMOUNT      VALUE
                                  & POOR'S)        (000)    (000)**
-------------------------------------------------------------------
Federal National Mortgage
  Association,
  Series E
   1.75%, 3/26/08                     Agy         10,000   $     85
Government of Japan
   0.90%, 12/22/08                    AAA   JPY  215,500      1,705
International Bank for
  Reconstruction & Development
   6.75%, 6/18/01                     AAA         41,000        331
-------------------------------------------------------------------
Group Total                                                   2,421
===================================================================
SWEDISH KRONA (0.2%)
Swedish Government
   6.00%, 2/9/05                      AA+   SEK    2,300        235
   13.00%, 6/15/01                    AAA            500         49
-------------------------------------------------------------------
Group Total                                                     284
===================================================================
TOTAL INTERNATIONAL FIXED INCOME (Cost $9,305)                8,664
===================================================================
INTERNATIONAL EQUITY (0.6%)
===================================================================
                                                 SHARES
                                                 ------
COMMON STOCK (0.6%)
===================================================================
BERMUDA (0.4%)
Ace Ltd.                                          16,500        607
===================================================================
NETHERLANDS (0.2%)
Royal Dutch Petroleum Co., NY
  Shares                                           3,800        211
===================================================================
SOUTH KOREA (0.0%)
SK Telecom Co., Ltd. ADR                           2,526         38
===================================================================
SWEDEN (0.0%)
*Tele1 Europe B.V. ADR                             1,879          5
===================================================================
TOTAL INTERNATIONAL EQUITY (Cost $907)                          861
===================================================================
HIGH YIELD (5.1%)
===================================================================
                                                  FACE
                                                 AMOUNT
                                                 (000)
                                                 ------
ASSET BACKED CORPORATES (0.1%)
?Commercial Financial
  Services, Inc.,
  Series 97-5 A1
   7.72%, 6/15/05                     N/R       $    135         27
?OHA Auto Grantor Trust,
  Series 97-A B
   11.00%, 9/15/03                    BB              88         84
-------------------------------------------------------------------
Group Total                                                     111
===================================================================

    The accompanying notes are an integral part of the financial statements.  83

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Multi-Asset-Class Portfolio

                                   RATINGS        FACE
                                  (STANDARD      AMOUNT       VALUE
                                  & POOR'S)      (000)      (000)**
-------------------------------------------------------------------
AUTOMOTIVE (0.2%)
Hayes Lemmerz International, Inc.
   8.25%, 12/15/08                    B         $     50   $     34
   9.125%, 7/15/07                    B               60         44
Lear Corp.
   7.96%, 5/15/05                     BB+             50         51
   8.11%, 5/15/09                     BB+             25         25
TRW, Inc.
   7.625%, 3/15/06                    BBB             85         86
-------------------------------------------------------------------
Group Total                                                     240
===================================================================
CABLE (0.6%)
Adelphia Communications Corp.,
  Series B
   8.375%, 2/1/08                     B+             145        137
   9.875%, 3/1/07                     B+              40         40
Cablevision S.A.
   13.75%, 5/1/09                     BB-             50         35
Charter Communications
  Holdings/Charter Cap
   10.25%, 1/15/10                    B+              70         73
#NTL, Inc.
   9.75%, 4/1/08                      B     GBP      175        101
   10.75%, 4/1/08                     B       $      150        123
#RCN Corp.
   11.125%, 10/15/07                  B-             375         98
#Telewest plc
   0.00%, 4/15/09                     B+    GBP      260        201
United Pan-Europe Communications
  N.V.
   10.875%, 8/1/09                    B       $      115         77
-------------------------------------------------------------------
Group Total                                                     885
===================================================================
CHEMICALS (0.1%)
Huntsman ICI
   10.125%, 7/1/09                    B+    EUR       75         67
ISP Holdings, Inc.,
  Series B
   9.00%, 10/15/03                    BB-     $      150        140
-------------------------------------------------------------------
Group Total                                                     207
===================================================================
COLLATERALIZED MORTGAGE OBLIGATIONS --
  NON-AGENCY COLLATERAL SERIES (0.0%)
+Citicorp Mortgage Securities,
  Inc.,
  Series 90-8 A7
   9.50%, 6/25/05                     B3               8          4
===================================================================
COMMERCIAL MORTGAGES (0.1%)
?+DLJ Mortgage Acceptance Corp.,
  Series 97-CF2 S IO CMO
   0.22%, 10/15/17                    Aaa          3,844         80
?Federal Mortgage Acceptance
  Corp., Loan Receivables Trust,
  Series 96-B C A1
   7.929%, 11/1/18                    N/R             97         24
-------------------------------------------------------------------
Group Total                                                     104
===================================================================
COMMUNICATIONS -- FIXED (0.9%)
(a)Bayan Telecommunications
  Holdings Corp.
   13.50%, 7/15/06                    D              120         24
(a)Esprit Telecom Group plc
   11.00%, 6/15/08                    D     EUR       64          1
Focal Communications,
  Senior Discount Notes
  Series B
   11.875%, 1/15/10                   B-      $      175        119
   #12.125%, 2/15/08                  B-             150         72

                                   RATINGS        FACE
                                  (STANDARD      AMOUNT       VALUE
                                  & POOR'S)      (000)      (000)**
-------------------------------------------------------------------
Global Crossing Holdings Ltd.
   9.625%, 5/15/08                    BB        $    195   $    184
Globix Corp.
   12.50%, 2/1/10                     B-             120         35
#GT Group Telecom
   13.25%, 2/1/10                     B-             210         80
Hermes Europe Railtel
   10.375%, 1/15/09                   CCC+            15          5
   11.50%, 8/15/07                    B              100         30
#Intermedia Communications, Inc.,
  Series B
   11.25%, 7/15/07                    B              160        139
McLeodUSA, Inc.,
  Class A
   11.375%, 1/1/09                    B+             110        108
Metromedia Fiber Network, Inc.
   10.00%, 12/15/09                   B+             145        120
NEXTLINK Communications
   #9.45%, 4/15/08                    B              100         40
   10.75%, 11/15/08                   B              160         94
Primus Telecommunications
  Group, Inc.
   11.25%, 1/5/09                     B-             180         50
   12.75%, 10/15/09                   B-             120         34
PSINet, Inc.
   11.00%, 8/1/09                     CCC            125         11
  Series B
   10.00%, 2/15/05                    CCC            160         13
Rhythms NetConnections, Inc.,
  Series B
   #13.50%, 5/15/08                   CCC+           315          8
   14.00%, 2/15/10                    CCC+           125         12
(a)RSL Communications plc
   9.125%, 3/1/08                     D               55          1
   #10.00%, 6/15/08                   D     EUR      332          7
   12.00%, 11/1/08                    D       $       45          1
   12.25%, 11/15/06                   D               50          1
Tele1 Europe B.V.
   13.00%, 5/15/09                    B-    EUR      100         76
Viatel, Inc.
   12.50%, 4/15/08                    CC      $      230         32
#Wam!Net, Inc.
   13.25%, 3/1/05                     CCC+           125         20
Winstar Communications, Inc.
  Senior Discount Note
   14.75%, 4/15/10                    B-             965        106
-------------------------------------------------------------------
Group Total                                                   1,423
===================================================================
COMMUNICATIONS -- MOBILE (0.5%)
Cellco Finance N.V.
   12.75%, 8/1/05                     B-              75         58
#CTI Holdings S.A.
   11.50%, 4/15/08                    B              150         55
#Dolphin Telecommunications
   11.625%, 6/1/08                    CCC   EUR      110          9
   14.00%, 5/15/09                    CCC-    $      125          9
(a)Globalstar LP/Capital
   11.375%, 2/15/04                   D              100          7
   11.50%, 6/1/05                     D               20          1
Grupo Iusacell S.A. de C.V.
   14.25%, 12/1/06                    B+             100        104
Motient Corp.
   12.25%, 4/1/08                     N/R            140         56
#Nextel Communications, Inc.
   9.95%, 2/15/08                     B              350        238
#Occidente y Caribe Cellular
   14.00%, 3/15/04                    B              185        139
PTC International Finance II
   11.25%, 12/1/09                    B+    EUR       85         78
#PTC International Finance B.V.
   10.75%, 7/1/07                     B+      $       50         41
-------------------------------------------------------------------
Group Total                                                     795
===================================================================

 84 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                   RATINGS        FACE
                                  (STANDARD      AMOUNT       VALUE
                                  & POOR'S)      (000)      (000)**
-------------------------------------------------------------------
ENERGY (0.1%)
?BRL Universal Equipment
   8.875%, 2/15/08                    BB-       $     55   $     57
?Key Energy Services, Inc.
   8.375%, 3/1/08                     BB-             20         20
Vintage Petroleum, Inc.
   8.625%, 2/1/09                     BB-             40         41
   9.75%, 6/30/09                     BB-             75         82
-------------------------------------------------------------------
Group Total                                                     200
===================================================================
FINANCE (0.1%)
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                     BBB+            95        100
===================================================================
GAMING (0.2%)
?Harrahs Operating Co., Inc.
   8.00%, 2/1/11                      BBB-            65         67
International Game Technology
   8.375%, 5/15/09                    BB+            100        102
Park Place Entertainment Corp.
   8.50%, 11/15/06                    BBB-            45         47
Station Casinos, Inc.
   10.125%, 3/15/06                   B+              50         52
-------------------------------------------------------------------
Group Total                                                     268
===================================================================
GENERAL INDUSTRY (0.1%)
Actuant Corp.
   13.00%, 5/1/09                     B               40         39
Flowserve Corp.
   12.25%, 8/15/10                    B              130        138
-------------------------------------------------------------------
Group Total                                                     177
===================================================================
HEALTH CARE (0.3%)
Fresenius Medical Capital Trust
  II
   9.00%, 12/1/06                     B+             175        175
HCA -- The Healthcare Company
   8.75%, 9/1/10                      BB+            145        155
?Omnicare, Inc.
   8.125%, 3/15/11                    BB+             35         36
Tenet Healthcare Corp.
   8.125%, 12/1/08                    BB-            115        118
-------------------------------------------------------------------
Group Total                                                     484
===================================================================
HOTEL & LODGING (0.2%)
Hilton Hotels Corp.
   7.95%, 4/15/07                     BBB-           150        154
HMH Properties,
  Series A
   7.875%, 8/1/05                     BB              80         77
-------------------------------------------------------------------
Group Total                                                     231
===================================================================
MEDIA (0.2%)
?Advanstar Communications
   12.00%, 2/15/11                    B-              25         26
?Alliance Atlantis Communications
   13.00%, 12/15/09                   B              100        107
Multicanal S.A.
   10.50%, 2/1/07                     B               90         60
Satelites Mexicanos S.A.
   10.125%, 11/1/04                   B-             130         83
TV Azteca S.A.,
  Series B
   10.50%, 2/15/07                    B+             100         98
-------------------------------------------------------------------
Group Total                                                     374
===================================================================

                                   RATINGS        FACE
                                  (STANDARD      AMOUNT       VALUE
                                  & POOR'S)      (000)      (000)**
-------------------------------------------------------------------
METALS (0.2%)
Murrin Murrin Holdings Ltd.
   9.375%, 8/31/07                    BB-       $    225   $    173
National Steel Corp.,
  Series B
   9.875%, 3/1/09                     B-             175         65
-------------------------------------------------------------------
Group Total                                                     238
===================================================================
PACKAGING (0.3%)
Crown Cork & Seal Finance plc
   7.00%, 12/15/06                    B               85         43
Norampac, Inc.
   9.50%, 2/1/08                      BB              96         99
Nuevo Energy Co.
   9.375%, 10/1/10                    B+              30         29
Owens-Illinois, Inc.
   7.50%, 5/15/10                     BB             220        161
   7.80%, 5/15/18                     BB              15         10
Pindo Deli Financial Mauritius
   10.75%, 10/1/07                    CCC-           250         35
-------------------------------------------------------------------
Group Total                                                     377
===================================================================
REAL ESTATE/BUILDING (0.1%)
Toll Corp.
   8.25%, 2/1/11                      BB+            125        124
===================================================================
RETAIL (0.3%)
DR Structured Finance,
  Series 93-K1 A1
   6.66%, 8/15/10                     BB+            228        192
HMV Media Group plc,
  Series B
   10.25%, 5/15/08                    B-             145         73
Musicland Group, Inc.,
  Series B
   9.875%, 3/15/08                    B              140        146
-------------------------------------------------------------------
Group Total                                                     411
===================================================================
SERVICES (0.1%)
?Allied Waste of North America
   8.875%, 4/1/08                     BB-             75         77
Waste Management, Inc.
   6.875%, 5/15/09                    BBB             20         19
   7.125%, 10/1/07                    BBB             70         70
   7.125%, 12/15/17                   BBB             25         23
   7.65%, 3/15/11                     BBB             25         26
-------------------------------------------------------------------
Group Total                                                     215
===================================================================
SOVEREIGN & EMERGING MARKETS (0.1%)
Federative Republic of Brazil
   11.00%, 8/17/40                    BB-             90         70
Republic of Colombia
   9.75%, 4/23/09                     BB+             80         72
-------------------------------------------------------------------
Group Total                                                     142
===================================================================

    The accompanying notes are an integral part of the financial statements.  85

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)
Multi-Asset-Class Portfolio

                                   RATINGS        FACE
                                  (STANDARD      AMOUNT       VALUE
                                  & POOR'S)      (000)      (000)**
-------------------------------------------------------------------
TECHNOLOGY (0.0%)
Lucent Technologies, Inc.
   6.45%, 3/15/29                     BBB-      $     90   $     57
===================================================================
TEXTILES & APPAREL (0.1%)
Westpoint Stevens, Inc.
  Unsecured Senior Notes
   7.875%, 6/15/05                    BB             135        111
===================================================================
TRANSPORTATION (0.1%)
?+Air Canada
   10.25%, 3/15/11                    B1             105        102
ALPS,
  Series 96-1 DX
   12.75%, 6/15/06                    BB-            129        116
-------------------------------------------------------------------
Group Total                                                     218
===================================================================
UTILITIES (0.1%)
AES Corp.
   8.50%, 11/1/07                     B+              50         49
?Paiton Energy Funding BV
   9.34%, 2/15/14                     CC             100         30
-------------------------------------------------------------------
Group Total                                                      79
===================================================================
TOTAL HIGH YIELD (Cost $11,080)                               7,575
===================================================================
                                                  SHARES
                                                  ------
PREFERRED STOCKS (0.5%)
===================================================================
COMMUNICATIONS -- FIXED (0.1%)
Broadwing Communications,
  Series B (PIK)                      CCC+           164        166
XO Communications,
   14.00% (PIK)                       CCC          2,424         53
-------------------------------------------------------------------
Group Total                                                     219
===================================================================
COMMUNICATIONS -- MOBILE (0.2%)
*+Dobson Communications Corp.         Caa2         2,614        248
*Nextel Communications, Inc.,
  Series D                            CCC+            78         65
-------------------------------------------------------------------
Group Total                                                     313
===================================================================
MEDIA (0.1%)
*Paxson Communications Corp.
  13.00%                              CCC+           895         85
?*Paxson Communications Corp.         N/R            372         34
-------------------------------------------------------------------
Group Total                                                     119
===================================================================
UTILITIES (0.1%)
*TNP Enterprises, Inc.,
  Series D (PIK)                      BB             125        126
===================================================================
TOTAL PREFERRED STOCKS (Cost $751)                              777
===================================================================

                                   RATINGS
                                  (STANDARD      NO. OF       VALUE
                                  & POOR'S)     WARRANTS    (000)**
-------------------------------------------------------------------
WARRANTS (0.0%)
===================================================================
COMMUNICATIONS -- FIXED (0.0%)
*GT Group Telecom, Inc.,
  expiring 2/01/10                    N/R          2,100   $      7
?*Wam!Net, Inc.,
  expiring 3/1/05                     N/R          3,750          2
-------------------------------------------------------------------
Group Total                                                       9
===================================================================
COMMUNICATIONS -- MOBILE (0.0%)
@*Globalstar Telecommunications
  Ltd.,
  expiring 2/15/04                    N/R            125          -
?Motient Corp.
  expiring 4/1/08                     N/R          2,350          1
*Occidente y Caribe,
  expiring 3/15/04                    N/R            925          4
-------------------------------------------------------------------
Group Total                                                       5
===================================================================
MEDIA (0.0%)
?@Paxson Communications Corp.,
  expiring 6/30/03                    N/R             96          -
===================================================================
UTILITIES (0.0%)
*SW Acquisition
  expiring 4/1/11                     N/R            125          4
===================================================================
YANKEE (0.0%)
@Republic of Venezuela
  expiring 4/15/20                    N/R          1,250          -
===================================================================
TOTAL WARRANTS (Cost $13)                                        18
===================================================================
                                                 NUMBER
                                                   OF
                                                 UNITS
                                                 ------
UNITS (3.6%)
===================================================================
S&P 500 Depository Receipts (Cost $5,635)         46,800      5,461
===================================================================
CASH EQUIVALENT (3.0%)
===================================================================
                                                  FACE
                                                 AMOUNT
                                                 (000)
                                                 ------
REPURCHASE AGREEMENT (3.0%)
Chase Securities, Inc. 5.05%, dated
  3/30/01, due 4/02/01, to be repurchased
  at $4,462 collateralized by various U.S.
  Government Obligations, due
  2/21/22-11/15/28 valued at $4,465 (Cost                     4,460
  $4,460)                                       $  4,460
-------------------------------------------------------------------
Total Investments (94.1%) (Cost $142,187)                   141,000
===================================================================

 86 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS
                                            STATEMENT OF NET ASSETS (UNAUDITED)

                                                              VALUE
                                                            (000)**
-------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (5.9%)
Cash                                                       $  3,272
Foreign Currency (Cost $11,205)                              10,699
Foreign Currency held as Collateral for Future
  Contracts (Cost $68)                                           65
Receivable for Investments Sold                              10,469
Receivable for Forward Commitments                            4,462
Dividends Receivable                                             84
Interest Receivable                                             833
Net Unrealized Gain on Forward Foreign
  Currency Contracts                                            949
Receivable for Fund Shares Sold                                  45
Unrealized Gain on Swap Agreements                              206
Other Assets                                                     17
Dividends Payable                                                (2)
Payable for Investments Purchased                            (6,961)
Payable for Forward Commitments                             (11,723)
Payable for Investment Advisory Fees                           (263)
Payable for Administrative Fees                                 (10)
Payable for Trustees' Deferred Compensation
  Plan -- Note F                                                (15)
Payable for Fund Shares Redeemed                             (3,086)
Payable for Shareholder Servicing Fee --
  Investment Class                                               (1)
Payable for Daily Variation on Futures Contract                 (57)
Other Liabilities                                               (69)
                                                           --------
                                                              8,914
===================================================================
NET ASSETS (100%)                                          $149,914
===================================================================
INSTITUTIONAL CLASS
===================================================================
NET ASSETS
Applicable to 15,180,436 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                            $145,007
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     $9.55
===================================================================
INVESTMENT CLASS
===================================================================
NET ASSETS
Applicable to 515,884 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                              $4,907
-------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                     $9.51
===================================================================

                                                              VALUE
                                                            (000)**
-------------------------------------------------------------------
NET ASSETS CONSIST OF:
  Paid In Capital                                          $167,720
  Undistributed Net Investment Income (Loss)                    162
  Undistributed Realized Net Gain (Loss)                    (17,379)
  Unrealized Appreciation (Depreciation) on:
    Investment Securities                                    (1,187)
    Foreign Currency Transactions                               443
    Futures and Swaps                                           155
-------------------------------------------------------------------
NET ASSETS                                                 $149,914
===================================================================

**       See Note A1 to Financial Statements.
?        144A security. Certain conditions for public sale may
         exist.
*        Non-income producing security.
++       A portion of these securities was pledged to cover margin
         requirements for futures contracts.
!        Moody's Investor Service, Inc. rating. Security is not
         rated by Standard & Poor's Corporation.
(a)      Security is in default.
#        Step Bond -- Coupon rate increases in increments to
         maturity. Rate disclosed is as of March 31, 2001. Maturity date disclosed is the ultimate maturity.
@        Value is less than $500.
ADR      American Depositary Receipt.
(c)      Face amount is less than $500.
CMO      Collateralized Mortgage Obligation
Inv Fl   Inverse Floating Rate -- Interest rate fluctuates with an
         inverse relationship to an associated interest rate.
         Indicated rate is the effective rate at March 31, 2001.
IO       Interest Only
N/R      Not rated by Moody's Investor Service, Inc., Standard &
         Poor's Corporation or Fitch.
PAC      Planned Amortization Class
PIK      Payment-in-Kind Security.
PO       Principal Only
REMIC    Real Estate Mortgage Investment Conduit
TBA      Security is subject to delayed delivery. See Note A8 to
         Financial Statements.

    The accompanying notes are an integral part of the financial statements.  87

                                            MAS FUNDS

                                            FINANCIAL STATEMENTS

                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

---------------------------------------------------------------------------------------------------------------------
                                                                   FIXED   SPECIAL PURPOSE       FIXED       DOMESTIC
                                                                  INCOME      FIXED INCOME   INCOME II   FIXED INCOME
(IN THOUSANDS)                                                 PORTFOLIO         PORTFOLIO   PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                      $  1,692    $           135   $     118   $         33
Interest                                                        153,497             14,869      10,182          6,232
=====================================================================================================================
Total Income                                                    155,189             15,004      10,300          6,265
=====================================================================================================================
EXPENSES
Investment Advisory Services -- Note B                            7,997                759         540   $338
Less: Waived Fees                                                     -                  -           -     (2)    336
Administrative Fee -- Note C                                      1,707                162         115             72
Custodian Fee -- Note E                                             209                 27          24             17
Audit Fee                                                            24                 16          13             12
Legal Fee                                                            42                  4           3              2
Filing & Registration Fees                                           41                  8          12             13
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                  48                  -           -              -
Distribution Fees -- Adviser Class shares -- Note D                 185                  -           -              3
Other Expenses                                                      185                 16          13             16
=====================================================================================================================
Total Expenses                                                   10,438                992         720            471
=====================================================================================================================
Expense Offset -- Note J                                           (209)               (27)        (24)            (9)
=====================================================================================================================
Net Expenses                                                     10,229                965         696            462
=====================================================================================================================
Net Investment Income                                           144,960             14,039       9,604          5,803
=====================================================================================================================
REALIZED NET GAIN (LOSS)
Investment Securities                                           122,791             14,634       5,327          4,657
Foreign Currency Transactions                                         -                 (1)          -              -
Futures and Swaps                                               (43,338)            (4,973)     (3,035)        (2,820)
=====================================================================================================================
Realized Net Gain                                                79,453              9,660       2,292          1,837
=====================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                            97,874              7,183       9,129          5,405
Foreign Currency Transactions                                      (101)                (8)         (7)             2
Futures and Swaps                                                (8,159)               369         258            632
=====================================================================================================================
Unrealized Appreciation                                          89,614              7,544       9,380          6,039
=====================================================================================================================
Net Gain                                                        169,067             17,204      11,672          7,876
=====================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $314,027    $        31,243   $  21,276   $     13,679
=====================================================================================================================

 88 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

                                            FINANCIAL STATEMENTS

                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

-----------------------------------------------------------------------------------------------------------------------
                                                                     CASH         GLOBAL                   INTERMEDIATE
                                                                   RESERVES    FIXED INCOME   HIGH YIELD     DURATION
(IN THOUSANDS)                                                     PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                          $      -    $         43   $      769   $         18
Interest                                                              3,577             935       58,397          2,274
=======================================================================================================================
Total Income                                                          3,577             978       59,166          2,292
=======================================================================================================================
EXPENSES
Investment Advisory Services -- Note B                       $ 143                       66        2,090            132
Less: Waived Fees                                             (32)      111               -            -              -
Administrative Fee -- Note C                                             46              14          372             28
Custodian Fees -- Note E                                                 12               4           23              2
Audit Fee                                                                 8              12           16             11
Legal Fee                                                                 1               1            9              1
Filing & Registration Fees                                                7               6           34              7
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                       2               -            7             24
Distribution Fees -- Adviser Class shares -- Note D                       -               -           32              -
Other Expenses                                                            7               4           42              5
=======================================================================================================================
Total Expenses                                                          194             107        2,625            210
=======================================================================================================================
Expense Offset -- Note J                                                 (9)             (1)         (23)            (2)
=======================================================================================================================
Net Expenses                                                            185             106        2,602            208
=======================================================================================================================
Net Investment Income                                                 3,392             872       56,564          2,084
=======================================================================================================================
REALIZED NET GAIN (LOSS)
Investment Securities                                                     2            (370)      (4,955)           747
Foreign Currency Transactions                                             -            (526)       1,955              -
Futures and Swaps                                                         -            (309)         995             90
=======================================================================================================================
Realized Net Gain (Loss)                                                  2          (1,205)      (2,005)           837
=======================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                     -             751      (87,296)         1,719
Foreign Currency Transactions                                             -            (146)        (488)            (2)
Futures and Swaps                                                         -              74          603            320
=======================================================================================================================
Unrealized Appreciation (Depreciation)                                    -             679      (87,181)         2,037
=======================================================================================================================
Net Gain (Loss)                                                           2            (526)     (89,186)         2,874
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                       $  3,394    $        346   $  (32,622)  $      4,958
=======================================================================================================================

+ Net of $6 withholding tax for the Global Fixed Income Portfolio.

    The accompanying notes are an integral part of the financial statements.  89

                                            MAS FUNDS

                                            FINANCIAL STATEMENTS

                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

------------------------------------------------------------------------------------------------------------------
                                                             INTERNATIONAL     LIMITED   MULTI-MARKET
                                                             FIXED INCOME     DURATION   FIXED INCOME    MUNICIPAL
(IN THOUSANDS)                                                 PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                    $          -    $     49    $         11      $     -
Interest                                                            2,289       5,923           1,906        3,125
==================================================================================================================
Total Income                                                        2,289       5,972           1,917        3,125
==================================================================================================================
EXPENSES
Investment Advisory Services -- Note B                                178         274    $101           $230
Less: Waived Fees                                                       -           -     (17)     84    (10)  220
Administrative Fee -- Note C                                           40          73              18           49
Custodian Fee -- Note E                                                14           4               5            3
Audit Fee                                                              15          12              11           12
Legal Fee                                                               1           2               1            1
Filing & Registration Fees                                              9           7               7            7
Other Expenses                                                          3           9               5           18
==================================================================================================================
Total Expenses                                                        260         381             131          310
==================================================================================================================
Expense Offset -- Note J                                               (2)         (3)             (1)          (3)
==================================================================================================================
Net Expenses                                                          258         378             130          307
==================================================================================================================
Net Investment Income                                               2,031       5,594           1,787        2,818
==================================================================================================================
REALIZED NET GAIN (LOSS)
Investment Securities                                                 603         971             433       (1,751)
Foreign Currency Transactions                                      (5,695)          -          (1,421)           -
Futures and Swaps                                                     473      (1,465)           (761)           -
==================================================================================================================
Realized Net Loss                                                  (4,619)       (494)         (1,749)      (1,751)
==================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                               2,022       4,573           2,098        5,927
Foreign Currency Transactions                                        (911)          -            (286)           -
Futures and Swaps                                                    (237)        221            (116)       1,414
==================================================================================================================
Unrealized Appreciation                                               874       4,794           1,696        7,341
==================================================================================================================
Net Gain (Loss)                                                    (3,745)      4,300             (53)       5,590
==================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $     (1,714)   $  9,894    $      1,734      $ 8,408
==================================================================================================================

+ Net of $10 withholding tax for the International Fixed Income Portfolio.

 90 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

                                            FINANCIAL STATEMENTS

                                            SIX MONTHS ENDED MARCH 31, 2001
                                            ------------------------------------

Statements of Operations (unaudited)

-----------------------------------------------------------------------------------------
                                                               BALANCED      MULTI-ASSET-
(IN THOUSANDS)                                                PORTFOLIO   CLASS PORTFOLIO
-----------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                     $  1,630    $           747
Interest                                                         7,872              2,842
-----------------------------------------------------------------------------------------
Total Income                                                     9,502              3,589
-----------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services -- Note B                           1,126    $561
Less: Waived Fees                                                    -      (19)      542
Administrative Fee -- Note C                                       200                 71
Custodian Fees -- Note E                                            99                 22
Audit Fee                                                           17                 18
Legal Fee                                                            4                  2
Filing & Registration Fees                                          24                 13
Shareholder Servicing Fee -- Investment Class shares -- Note
  D                                                                  6                  4
Distribution Fees -- Adviser Class shares -- Note D                 46                  -
Other Expenses                                                      25                 16
-----------------------------------------------------------------------------------------
Total Expenses                                                   1,547                688
-----------------------------------------------------------------------------------------
Expense Offset -- Note J                                           (46)                (8)
-----------------------------------------------------------------------------------------
Net Expenses                                                     1,501                680
-----------------------------------------------------------------------------------------
Net Investment Income                                            8,001              2,909
-----------------------------------------------------------------------------------------
REALIZED NET LOSS
Investment Securities                                          (28,389)            (8,813)
Foreign Currency Transactions                                        -             (2,434)
Futures and Swaps                                                    -             (4,885)
-----------------------------------------------------------------------------------------
Realized Net Loss                                              (28,389)           (16,132)
-----------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                          (25,926)            (8,977)
Foreign Currency Transactions                                     (103)             2,119
Futures and Swaps                                                  327                944
-----------------------------------------------------------------------------------------
Unrealized Depreciation                                        (25,702)            (5,914)
-----------------------------------------------------------------------------------------
Net Loss                                                       (54,091)           (22,046)
=========================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $(46,090)   $       (19,137)
-----------------------------------------------------------------------------------------

+ Net of $3 withholding tax for the Multi-Asset-Class Portfolio.

    The accompanying notes are an integral part of the financial statements.  91

                                            MAS FUNDS

Statements of Changes in Net Assets
(AMOUNTS FOR THE SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                             SPECIAL PURPOSE FIXED
                                                FIXED INCOME PORTFOLIO          INCOME PORTFOLIO        FIXED INCOME II PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                     SIX                          SIX                      SIX
                                                       YEAR       MONTHS            YEAR       MONTHS       YEAR         MONTHS
                                                      ENDED        ENDED           ENDED        ENDED       ENDED         ENDED
                                              SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,   MARCH 31,
(IN THOUSANDS)                                         2000         2001            2000         2001       2000          2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                       $     317,002   $  144,960   $      30,247   $   14,039   $      23,781   $   9,604
  Realized Net Gain (Loss)                          (95,763)      79,453          (5,986)       9,660          (7,438)      2,292
  Change in Unrealized Appreciation
    (Depreciation)                                   88,079       89,614           4,934        7,544           3,440       9,380
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                               309,318      314,027          29,195       31,243          19,783      21,276
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                            (295,280)    (152,360)        (28,955)     (14,233)        (24,141)     (9,758)
INVESTMENT CLASS:
  Net Investment Income                              (3,205)      (2,468)              -            -               -           -
ADVISER CLASS:
  Net Investment Income                              (9,437)      (5,239)              -            -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                            (307,922)    (160,067)        (28,955)     (14,233)        (24,141)     (9,758)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                            758,396      487,036          57,104       24,390          13,340       8,233
  In Lieu of Cash Distributions                     261,360      138,716          26,394       13,044          22,441       9,058
  Redeemed                                       (1,272,237)    (756,425)       (114,085)    (120,707)       (137,175)    (11,294)
INVESTMENT CLASS:
  Issued                                             31,847       14,112               -            -               -           -
  In Lieu of Cash Distributions                       2,599        2,203               -            -               -           -
  Redeemed                                          (10,059)     (22,105)              -            -               -           -
ADVISER CLASS:
  Issued                                             40,570       22,140               -            -               -           -
  In Lieu of Cash Distributions                       7,098        4,076               -            -               -           -
  Redeemed                                          (44,532)     (15,365)              -            -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                           (224,958)    (125,612)        (30,587)     (83,273)       (101,394)      5,997
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                          (223,562)      28,348         (30,347)     (66,263)       (105,752)     17,515
NET ASSETS:
Beginning of Period                               4,519,813    4,296,251         459,674      429,327         384,893     279,141
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                 $   4,296,251   $4,324,599   $     429,327   $  363,064   $     279,141   $ 296,656
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included
  in end of period net assets                 $      83,032   $   67,925   $       7,675   $    7,481   $       5,226   $   5,072
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                      69,172       42,455           5,222        2,105           1,282         765
  In Lieu of Cash Distributions                      23,857       12,443           2,393        1,162           2,152         854
  Shares Redeemed                                  (115,079)     (66,488)        (10,249)     (10,438)        (13,094)     (1,044)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                      (22,050)     (11,590)         (2,634)      (7,171)         (9,660)        575
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Issued                                       2,884        1,245               -            -               -           -
  In Lieu of Cash Distributions                         237          198               -            -               -           -
  Shares Redeemed                                      (914)      (1,956)              -            -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment
      Class Shares Outstanding                        2,207         (513)              -            -               -           -
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Issued                                       3,701        1,930               -            -               -           -
  In Lieu of Cash Distributions                         648          365               -            -               -           -
  Shares Redeemed                                    (4,053)      (1,357)              -            -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Adviser Class Shares
      Outstanding                                       296          938               -            -               -           -
---------------------------------------------------------------------------------------------------------------------------------

 92 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

Statements of Changes in Net Assets
(AMOUNTS FOR THE SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                  DOMESTIC FIXED INCOME                                    GLOBAL FIXED INCOME
                                                        PORTFOLIO            CASH RESERVES PORTFOLIO            PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX                         SIX                      SIX
                                                         YEAR      MONTHS            YEAR      MONTHS       YEAR         MONTHS
                                                        ENDED       ENDED           ENDED       ENDED       ENDED         ENDED
                                                SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,
(IN THOUSANDS)                                           2000        2001            2000        2001       2000          2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (Loss)                  $      12,191   $   5,803   $       7,153   $   3,392   $       2,407   $     872
  Realized Net Gain (Loss)                             (3,941)      1,837               -           2          (4,549)     (1,205)
  Change in Unrealized Appreciation
    (Depreciation)                                      1,974       6,039               -           -            (630)        679
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from
      Operations                                       10,224      13,679           7,153       3,394          (2,772)        346
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                               (11,589)     (5,740)         (7,069)     (3,304)           (666)     (1,371)
  In Excess of Net Investment Income                        -           -               -           -          (1,635)
  In Excess of Realized Net Gain                            -           -               -           -          (1,663)          -
INVESTMENT CLASS:
  Net Investment Income                                     -           -             (84)        (90)              -           -
ADVISER CLASS:
  Net Investment Income                                   (84)        (54)              -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                               (11,673)     (5,794)         (7,153)     (3,394)         (3,964)     (1,371)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                               20,810      16,165         360,308     152,663           7,646       3,522
  In Lieu of Cash Distributions                        11,332       5,709           6,782       2,785           3,608       1,361
  Redeemed                                            (38,673)    (27,961)       (408,087)   (133,414)        (33,750)     (3,232)
INVESTMENT CLASS:
  Issued                                                    -           -          14,600      21,543               -           -
  In Lieu of Cash Distributions                             -           -              84          75               -           -
  Redeemed                                                  -           -         (13,626)    (20,501)              -           -
ADVISER CLASS:
  Issued                                                1,956       1,648               -           -               -           -
  In Lieu of Cash Distributions                            84          54               -           -               -           -
  Redeemed                                             (1,603)       (325)              -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share
      Transactions                                     (6,094)     (4,710)        (39,939)     23,151         (22,496)      1,651
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                              (7,543)      3,175         (39,939)     23,151         (29,232)        626
NET ASSETS:
Beginning of Period                                   191,052     183,509         157,429     117,490          64,059      34,827
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                   $     183,509   $ 186,684   $     117,490   $ 140,641   $      34,827   $  35,453
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)
  included in end of period net assets          $       3,136   $   3,145   $          13   $      11   $      (1,635)  $  (2,134)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                         2,028       1,509         360,308     152,663             793         382
  In Lieu of Cash Distributions                         1,107         547           6,782       2,785             373         149
  Shares Redeemed                                      (3,756)     (2,649)       (408,088)   (133,414)         (3,543)       (353)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                           (621)       (593)        (40,998)     22,034          (2,377)        178
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Issued                                             -           -          14,600      21,543               -           -
  In Lieu of Cash Distributions                             -           -              84          75               -           -
  Shares Redeemed                                           -           -         (13,627)    (20,501)              -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment
      Class Shares Outstanding                              -           -           1,057       1,117               -           -
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Issued                                           192         154               -           -               -           -
  In Lieu of Cash Distributions                             8           5               -           -               -           -
  Shares Redeemed                                        (157)        (31)              -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class
      Shares Outstanding                                   43         128               -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  93

                                            MAS FUNDS

Statements of Changes in Net Assets
(AMOUNTS FOR THE SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                              INTERMEDIATE DURATION        INTERNATIONAL FIXED
                                                  HIGH YIELD PORTFOLIO              PORTFOLIO               INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX                         SIX                         SIX
                                                    YEAR           MONTHS            YEAR      MONTHS            YEAR      MONTHS
                                                    ENDED           ENDED           ENDED       ENDED           ENDED       ENDED
                                                SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,
(IN THOUSANDS)                                      2000             2001            2000        2001            2000        2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income (loss)                  $     106,054   $  56,564   $       4,009   $   2,084   $       4,363   $   2,031
  Realized Net Gain (Loss)                            (39,153)     (2,005)           (957)        837          (6,357)     (4,619)
  Change in Unrealized Appreciation
    (Depreciation)                                    (67,461)    (87,181)            189       2,037          (7,862)        874
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                          (560)    (32,622)          3,241       4,958          (9,856)     (1,714)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                              (103,792)    (63,858)         (2,819)     (1,167)              -      (2,342)
  In Excess of Net Investment Income                        -           -               -           -          (3,477)          -
  Realized Net Gain                                         -           -               -           -            (579)          -
  In Excess of Realized Net Gain                            -           -               -           -          (1,595)          -
INVESTMENT CLASS:
  Net Investment Income                                  (754)       (691)         (1,060)       (925)              -           -
ADVISER CLASS:
  Net Investment Income                                (1,978)     (1,768)              -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                              (106,524)    (66,317)         (3,879)     (2,092)         (5,651)     (2,342)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                              497,033     379,409           5,467       1,927          44,531      19,865
  In Lieu of Cash Distributions                        74,128      50,149           2,666       1,164           5,076       1,908
  Redeemed                                           (556,225)   (248,409)        (20,287)     (2,450)        (47,625)    (41,935)
INVESTMENT CLASS:
  Issued                                                6,923       5,090          19,630      10,597               -           -
  In Lieu of Cash Distributions                           754         691           1,060         925               -           -
  Redeemed                                             (3,683)     (3,759)         (2,351)     (4,983)              -           -
ADVISER CLASS:
  Issued                                               24,892      21,126               -           -               -           -
  In Lieu of Cash Distributions                         1,751       1,638               -           -               -           -
  Redeemed                                            (15,274)    (18,241)              -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share
      Transactions                                     30,299     187,694           6,185       7,180           1,982     (20,162)
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                             (76,785)     88,755           5,547      10,046         (13,525)    (24,218)
NET ASSETS:
Beginning of Period                                   958,224     881,439          59,817      65,364         125,981     112,456
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                   $     881,439   $ 970,194   $      65,364   $  75,410   $     112,456   $  88,238
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)
  included in end of period net assets          $      35,826   $  26,073   $          71   $      63   $      (4,712)  $  (5,023)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                        58,969      52,359             570         194           4,779       2,251
  In Lieu of Cash Distributions                         8,821       7,096             278         118             532         214
  Shares Redeemed                                     (66,784)    (34,230)         (2,120)       (247)         (5,106)     (4,792)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                          1,006      25,225          (1,272)         65             205      (2,327)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Issued                                           827         696           2,048       1,080               -           -
  In Lieu of Cash Distributions                            90          97             111          94               -           -
  Shares Redeemed                                        (429)       (532)           (246)       (514)              -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment
      Class Shares Outstanding                            488         261           1,913         660               -           -
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Issued                                         2,934       2,940               -           -               -           -
  In Lieu of Cash Distributions                           209         233               -           -               -           -
  Shares Redeemed                                      (1,806)     (2,507)              -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Adviser Class
      Shares Outstanding                                1,337         666               -           -               -           -
---------------------------------------------------------------------------------------------------------------------------------

 94 The accompanying notes are an integral part of the financial statements.

                                            MAS FUNDS

Statements of Changes in Net Assets
(AMOUNTS FOR THE SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                               MULTI-MARKET FIXED
                                              LIMITED DURATION PORTFOLIO        INCOME PORTFOLIO           MUNICIPAL PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SIX                         SIX                         SIX
                                                        YEAR       MONTHS            YEAR      MONTHS            YEAR      MONTHS
                                                       ENDED        ENDED           ENDED       ENDED           ENDED       ENDED
                                               SEPTEMBER 30,    MARCH 31,   SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,
(IN THOUSANDS)                                          2000         2001            2000        2001            2000        2001
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                       $      10,433    $   5,594    $       6,533   $   1,787   $       7,055   $   2,818
  Realized Net Gain (Loss)                           (1,358)        (494)          (1,643)     (1,749)         (3,659)     (1,751)
  Change in Unrealized Appreciation
    (Depreciation)                                    1,099        4,794           (1,115)      1,696           5,390       7,341
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                10,174        9,894            3,775       1,734           8,786       8,408
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                             (10,098)      (5,662)          (6,914)     (2,396)         (6,964)     (2,921)
  In Excess of Realized Net Gain                          -            -                -           -            (680)          -
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                             (10,098)      (5,662)          (6,914)     (2,396)         (7,644)     (2,921)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                             53,049       25,015           13,376           2          47,037      25,612
  In Lieu of Cash Distributions                       9,100        5,192            3,403       2,000           4,258       1,906
  Redeemed                                          (45,987)     (20,717)         (55,642)    (34,325)        (59,137)    (13,133)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital
      Share Transactions                             16,162        9,490          (38,863)    (32,323)         (7,842)     14,385
---------------------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                            16,238       13,722          (42,002)    (32,985)         (6,700)     19,872
NET ASSETS:
Beginning of Period                                 161,538      177,776          101,306      59,304         121,917     115,217
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                 $     177,776    $ 191,498    $      59,304   $  26,319   $     115,217   $ 135,089
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (loss)
  included in end of period net assets        $         175    $     107    $       1,117   $     508   $         103   $       -
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                       5,255        2,424            1,451           -           4,216       2,173
  In Lieu of Cash Distributions                         903          505              369         226             381         163
  Shares Redeemed                                    (4,546)      (2,009)          (6,028)     (3,804)         (5,223)     (1,120)
---------------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional
      Class Shares Outstanding                        1,612          920           (4,208)     (3,578)           (626)      1,216
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.  95

                                            MAS FUNDS

Statements of Changes in Net Assets
(AMOUNTS FOR THE SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                              MULTI-ASSET-CLASS
                                                                 BALANCED PORTFOLIO               PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                                    SIX                         SIX
                                                                       YEAR      MONTHS            YEAR      MONTHS
                                                                      ENDED       ENDED           ENDED       ENDED
                                                              SEPTEMBER 30,   MARCH 31,   SEPTEMBER 30,   MARCH 31,
(IN THOUSANDS)                                                         2000        2001            2000        2001
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                       $      13,167   $   8,001   $       4,765   $   2,909
  Realized Net Gain (Loss)                                           24,317     (28,389)          9,308     (16,132)
  Change in Unrealized Appreciation (Depreciation)                   16,268     (25,702)         (1,453)     (5,914)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations                                                      53,752     (46,090)         12,620     (19,137)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS: -- NOTE A10
INSTITUTIONAL CLASS:
  Net Investment Income                                             (11,714)     (7,397)         (3,856)     (1,385)
  In Excess of Net Investment Income                                      -           -          (1,267)          -
  Realized Net Gain                                                 (46,224)    (23,495)        (17,099)    (11,659)
INVESTMENT CLASS:
  Net Investment Income                                                (105)       (114)           (163)        (41)
  In Excess of Net Investment Income                                      -           -             (54)          -
  Realized Net Gain                                                     (29)       (403)           (783)       (364)
ADVISER CLASS:
  Net Investment Income                                                (964)       (481)              -           -
  Realized Net Gain                                                  (4,100)     (1,744)              -           -
-------------------------------------------------------------------------------------------------------------------
    Total Distributions                                             (63,136)    (33,634)        (23,222)    (13,449)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Issued                                                            178,002      37,806          13,582      42,763
  In Lieu of Cash Distributions                                      57,872      30,887          20,143      12,509
  Redeemed                                                          (63,836)    (84,717)        (32,973)    (22,123)
INVESTMENT CLASS:
  Issued                                                              9,339         462             124          53
  In Lieu of Cash Distributions                                         134         516           1,000         405
  Redeemed                                                           (1,784)       (978)         (2,383)       (106)
ADVISER CLASS:
  Issued                                                              7,360      10,496               -           -
  In Lieu of Cash Distributions                                       5,062       2,224               -           -
  Redeemed                                                           (6,978)     (2,600)              -           -
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions         185,171      (5,904)           (507)     33,501
-------------------------------------------------------------------------------------------------------------------
Total Increase (Decrease)                                           175,787     (85,628)        (11,109)        915
NET ASSETS:
Beginning of Period                                                 371,304     547,091         160,108     148,999
-------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                 $     547,091   $ 461,463   $     148,999   $ 149,914
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Loss) included in end
  of period net assets                                        $       3,691   $   3,700   $      (1,321)  $     162
-------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
  Shares Issued                                                      13,288       3,037           1,111       3,735
  In Lieu of Cash Distributions                                       4,519       2,604           1,701       1,248
  Shares Redeemed                                                    (4,745)     (6,704)         (2,759)     (2,149)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Institutional Class Shares
     Outstanding                                                     13,062      (1,063)             53       2,834
-------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Issued                                                         714          38              10           5
  In Lieu of Cash Distributions                                          10          43              85          40
  Shares Redeemed                                                      (134)        (80)           (198)        (10)
-------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Investment Class Shares
     Outstanding                                                        590           1            (103)         35
-------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Issued                                                         555         878               -           -
  In Lieu of Cash Distributions                                         396         188               -           -
  Shares Redeemed                                                      (524)       (214)              -           -
-------------------------------------------------------------------------------------------------------------------
    Net Increase in Adviser Class Shares Outstanding                    427         852               -           -
-------------------------------------------------------------------------------------------------------------------

 96 The accompanying notes are an integral part of the financial statements.

                                            FIXED INCOME PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                  INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       SIX MONTHS
                                                                                                                         ENDED
                                                                         YEAR ENDED SEPTEMBER 30,                      MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           1996        1997+        1998+        1999+        2000+        2001+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $    11.82   $    11.83   $    12.22   $    12.22   $    11.26   $    11.25
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                     0.78         0.80         0.78         0.77         0.77         0.39
  Net Realized and Unrealized Gain (Loss) on
    Investments                                             0.08         0.50         0.14        (0.72)       (0.02)        0.45
=================================================================================================================================
    Total from Investment Operations                        0.86         1.30         0.92         0.05         0.75         0.84
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                    (0.79)       (0.78)       (0.75)       (0.71)       (0.76)       (0.42)
  Realized Net Gain                                        (0.06)       (0.13)       (0.17)           -            -            -
  In Excess of Realized Net Gain                               -            -            -        (0.30)           -            -
=================================================================================================================================
    Total Distributions                                    (0.85)       (0.91)       (0.92)       (1.01)       (0.76)       (0.42)
=================================================================================================================================
NET ASSET VALUE, END OF PERIOD                        $    11.83   $    12.22   $    12.22   $    11.26   $    11.25   $    11.67
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                               7.63%       11.47%        7.90%        0.33%        7.02%        7.72%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $1,790,146   $3,219,987   $4,625,015   $4,338,939   $4,087,553   $4,103,241
Ratio of Expenses to Average Net Assets(1)                 0.48%        0.49%        0.48%        0.48%        0.48%        0.48%*
Ratio of Net Investment Income to Average Net Assets       6.77%        6.73%        6.49%        6.62%        7.03%        6.81%*
Portfolio Turnover Rate                                     162%         179%         121%         103%          62%          54%
=================================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                          0.48%        0.48%        0.47%        0.47%        0.47%        0.47%*
=================================================================================================================================

                                                                                  INVESTMENT CLASS
----------------------------------------------------------------------------------------------------------------------
                                                               OCTOBER 15,                                  SIX MONTHS
                                                                1996** TO                                     ENDED
                                                              SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,     MARCH 31,
                                                                  1997+        1998+     1999+     2000+      2001+
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       11.80   $ 12.22   $ 12.22   $ 11.27   $    11.25
======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.75      0.76      0.76      0.76         0.52
  Net Realized and Unrealized Gain (Loss) on Investments               0.40      0.14     (0.72)    (0.03)        0.31
======================================================================================================================
    Total from Investment Operations                                   1.15      0.90      0.04      0.73         0.83
======================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.60)    (0.73)    (0.69)    (0.75)       (0.42)
  Realized Net Gain                                                   (0.13)    (0.17)        -         -            -
  In Excess of Realized Net Gain                                          -         -     (0.30)        -            -
======================================================================================================================
    Total Distributions                                               (0.73)    (0.90)    (0.99)    (0.75)       (0.42)
======================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       12.22   $ 12.22   $ 11.27   $ 11.25   $    11.66
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         10.07%     7.72%     0.24%     6.84%        7.58%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $       9,527   $48,944   $39,165   $63,944   $   60,293
Ratio of Expenses to Average Net Assets(2)                            0.66%*    0.63%     0.63%     0.63%        0.63%*
Ratio of Net Investment Income to Average Net Assets                  6.57%*    6.31%     6.50%     6.89%        6.67%*
Portfolio Turnover Rate                                                179%      121%      103%       62%          54%
======================================================================================================================
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver              0.12%*      N/A       N/A       N/A          N/A
  Ratio Including Expense Offsets                                     0.65%*    0.62%     0.62%     0.62%        0.62%*
======================================================================================================================

*  Annualized
** Initial offering of Investment Class shares
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.  97

                                            FIXED INCOME PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     ADVISER CLASS
-------------------------------------------------------------------------------------------------------------------------
                                                               NOVEMBER 7,                                     SIX MONTHS
                                                               1996*** TO                                        ENDED
                                                              SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,      MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    1997+        1998+      1999+      2000+       2001+
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       12.04   $  12.22   $  12.23   $  11.26   $    11.24
=========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.70       0.75       0.74       0.75         0.31
  Net Realized and Unrealized Gain (Loss) on Investments               0.20       0.14      (0.72)     (0.02)        0.52
=========================================================================================================================
    Total from Investment Operations                                   0.90       0.89       0.02       0.73         0.83
=========================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.59)     (0.71)     (0.69)     (0.75)       (0.41)
  Realized Net Gain                                                   (0.13)     (0.17)         -          -            -
  In Excess of Realized Net Gain                                          -          -      (0.30)         -            -
=========================================================================================================================
    Total Distributions                                               (0.72)     (0.88)     (0.99)     (0.75)       (0.41)
=========================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       12.22   $  12.23   $  11.26   $  11.24   $    11.66
-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          7.79%      7.63%      0.07%      6.79%        7.56%
-------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $      76,683   $131,303   $141,709   $144,754   $  161,065
Ratio of Expenses to Average Net Assets(2)                            0.77%*     0.73%      0.73%      0.73%        0.73%*
Ratio of Net Investment Income to Average Net Assets                  6.50%*     6.22%      6.38%      6.78%        6.56%*
Portfolio Turnover Rate                                                179%       121%       103%        62%          54%
=========================================================================================================================
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver              0.01%*       N/A        N/A        N/A          N/A
  Ratio Including Expense Offsets                                     0.76%*     0.72%      0.72%      0.72%        0.72%*
=========================================================================================================================

*  Annualized
*** Initial offering of Adviser Class shares
+  Per share amounts are based on average shares outstanding.

 98 The accompanying notes are an integral part of the financial statements.

                                            SPECIAL PURPOSE FIXED INCOME
                                            PORTFOLIO

                                                Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                                                                       ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996      1997+       1998       1999       2000        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  12.53   $  12.26   $  12.58   $  12.33   $  11.32   $    11.31
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.83       0.85       0.84       0.78       0.81         0.43
  Net Realized and Unrealized Gain (Loss) on Investments          0.08       0.52       0.03      (0.69)     (0.06)        0.44
===============================================================================================================================
    Total from Investment Operations                              0.91       1.37       0.87       0.09       0.75         0.87
===============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.88)     (0.87)     (0.85)     (0.73)     (0.76)       (0.39)
  Realized Net Gain                                              (0.30)     (0.18)     (0.27)     (0.04)         -            -
  In Excess of Realized Net Gain                                     -          -          -      (0.33)         -            -
===============================================================================================================================
    Total Distributions                                          (1.18)     (1.05)     (1.12)     (1.10)     (0.76)       (0.39)
===============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  12.26   $  12.58   $  12.33   $  11.32   $  11.31   $    11.79
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     7.74%     11.78%      7.31%      0.71%      6.99%        7.85%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $447,646   $492,784   $552,269   $459,674   $429,327   $  363,064
Ratio of Expenses to Average Net Assets(1)                       0.49%      0.49%      0.49%      0.49%      0.49%        0.49%*
Ratio of Net Investment Income to Average Net Assets             6.75%      6.88%      6.89%      6.46%      7.13%        6.94%*
Portfolio Turnover Rate                                           151%       198%       105%       124%        53%          48%
===============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.49%      0.48%      0.48%      0.48%      0.48%        0.49%*
===============================================================================================================================

* Annualized
+ Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.  99

                                            FIXED INCOME II PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                                                                       ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996       1997       1998       1999       2000        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  11.33   $  11.23   $  11.46   $  11.69   $  10.74   $    10.67
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.70       0.74       0.61       0.69       0.78         0.36
  Net Realized and Unrealized Gain (Loss) on Investments         (0.03)      0.39       0.40      (0.75)     (0.12)        0.43
===============================================================================================================================
    Total from Investment Operations                              0.67       1.13       1.01      (0.06)      0.66         0.79
===============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.66)     (0.79)     (0.66)     (0.63)     (0.73)       (0.37)
  Realized Net Gain                                              (0.08)     (0.11)     (0.12)         -          -            -
  In Excess of Realized Net Gain                                 (0.03)         -          -      (0.26)         -            -
===============================================================================================================================
    Total Distributions                                          (0.77)     (0.90)     (0.78)     (0.89)     (0.73)       (0.37)
===============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  11.23   $  11.46   $  11.69   $  10.74   $  10.67   $    11.09
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     6.12%     10.58%      9.23%    (0.57)%      6.48%        7.57%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $191,740   $226,662   $443,923   $384,893   $279,141   $  296,656
Ratio of Expenses to Average Net Assets(1)                       0.50%      0.50%      0.50%      0.48%      0.49%        0.50%*
Ratio of Net Investment Income to Average Net Assets             6.06%      6.54%      6.19%      6.20%      6.99%        6.67%*
Portfolio Turnover Rate                                           165%       182%        92%       106%        43%          48%
===============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.49%      0.49%      0.49%      0.47%      0.48%        0.49%*
===============================================================================================================================

* Annualized

 100The accompanying notes are an integral part of the financial statements.

                                            DOMESTIC FIXED INCOME PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                   INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SIX MONTHS
                                                                                                                    ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1996      1997      1998       1999      2000+       2001+
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.03   $ 10.89   $ 11.27   $  11.40   $  10.55   $    10.46
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.56      0.74      0.73       0.71       0.71         0.34
  Net Realized and Unrealized Gain (Loss) on Investments        (0.09)     0.33      0.32      (0.83)     (0.12)        0.46
============================================================================================================================
    Total from Investment Operations                             0.47      1.07      1.05      (0.12)      0.59         0.80
============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                         (0.57)    (0.67)    (0.79)     (0.52)     (0.68)       (0.33)
  Realized Net Gain                                                 -     (0.02)    (0.13)         -          -            -
  In Excess of Realized Net Gain                                (0.04)        -         -      (0.21)         -            -
============================================================================================================================
    Total Distributions                                         (0.61)    (0.69)    (0.92)     (0.73)     (0.68)       (0.33)
============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $ 10.89   $ 11.27   $ 11.40   $  10.55   $  10.46   $    10.93
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    4.41%    10.20%     9.83%    (1.12)%      5.88%        7.84%
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $95,362   $96,954   $76,042   $189,860   $181,884   $  183,587
Ratio of Expenses to Average Net Assets(1)                      0.52%     0.51%     0.51%      0.51%      0.51%        0.51%*
Ratio of Net Investment Income to Average Net Assets            5.73%     6.48%     6.32%      6.09%      6.86%        6.44%*
Portfolio Turnover Rate                                          168%      217%      145%       115%        51%          39%
============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.01%     0.01%     0.01%        N/A      0.01%        0.01%*
  Ratio Including Expense Offsets                               0.50%     0.50%     0.50%      0.49%      0.50%        0.50%*
----------------------------------------------------------------------------------------------------------------------------

                                                                            ADVISER CLASS
--------------------------------------------------------------------------------------------------------
                                                                MARCH 1,          YEAR        SIX MONTHS
                                                                1999** TO         ENDED         ENDED
                                                              SEPTEMBER 30,   SEPTEMBER 30,   MARCH 31,
                                                                  1999            2000+         2001+
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       10.85   $       10.53   $    10.43
========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.39            0.68         0.33
  Net Realized and Unrealized Gain (Loss) on Investments              (0.43)          (0.11)        0.46
========================================================================================================
    Total from Investment Operations                                  (0.04)           0.57         0.79
========================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.28)          (0.67)       (0.33)
========================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       10.53   $       10.43   $    10.89
--------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                        (0.40)%           5.68%        7.71%
--------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $       1,192   $       1,625   $    3,097
Ratio of Expenses to Average Net Assets(2)                            0.75%*          0.76%        0.76%*
Ratio of Net Investment Income to Average Net Assets                  6.73%*          6.61%        6.23%*
Portfolio Turnover Rate                                                115%             51%          39%
========================================================================================================
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                N/A           0.01%        0.01%*
  Ratio Including Expense Offsets                                     0.74%*          0.75%        0.75%*
========================================================================================================

*  Annualized
** Commencement of Operations
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements. 101

                                            CASH RESERVES PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                    INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   SIX MONTHS
                                                                                                                     ENDED
                                                                           YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1996      1997       1998       1999       2000        2001
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 1.000   $ 1.000   $  1.000   $  1.000   $  1.000   $    1.000
=============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                         0.052     0.052      0.053      0.048      0.058        0.030
=============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                        (0.052)   (0.052)    (0.053)    (0.048)    (0.058)      (0.030)
=============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  1.00   $  1.00   $   1.00   $   1.00   $   1.00   $     1.00
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    5.35%     5.32%      5.47%      4.93%      5.91%        3.00%
=============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $78,497   $98,464   $168,228   $156,510   $115,513   $  137,546
Ratio of Expenses to Average Net Assets(1)                      0.33%     0.33%      0.32%      0.33%      0.37%        0.38%*
Ratio of Net Investment Income to Average Net Assets            5.19%     5.20%      5.33%      4.77%      5.72%        5.94%*
-----------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver        0.09%     0.07%      0.05%      0.04%      0.05%        0.06%*
  Ratio Including Expense Offsets                               0.32%     0.32%      0.32%      0.32%      0.32%        0.32%*
-----------------------------------------------------------------------------------------------------------------------------

                                                                           INVESTMENT CLASS
---------------------------------------------------------------------------------------------------------
                                                               AUGUST 16,         YEAR         SIX MONTHS
                                                                1999** TO         ENDED          ENDED
                                                              SEPTEMBER 30,   SEPTEMBER 30,    MARCH 31,
                                                                  1999            2000            2001
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       1.000   $       1.000    $    1.000
=========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                               0.006           0.056         0.030
=========================================================================================================
DISTRIBUTIONS
  Net Investment Income                                              (0.006)         (0.056)       (0.030)
=========================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       1.000   $       1.000    $    1.000
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          0.60%           5.75%         2.92%
=========================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $         919   $       1,977    $    3,095
Ratio of Expenses to Average Net Assets(2)                            0.48%*          0.52%         0.53%*
Ratio of Net Investment Income to Average Net Assets                  4.83%*          5.74%         5.75%*
---------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver              0.04%*          0.07%         0.06%*
  Ratio Including Expense Offsets                                     0.47%*          0.47%         0.47%*
---------------------------------------------------------------------------------------------------------

*   Annualized
**  Initial offering of Investment Class shares

 102The accompanying notes are an integral part of the financial statements.

                                            GLOBAL FIXED INCOME PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                   INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SIX MONTHS
                                                                                                                    ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1996      1997+     1998       1999       2000        2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.05   $ 11.01   $ 10.64   $  11.03   $  10.42   $     9.23
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.63      0.60      0.55       0.51       0.53         0.26
  Net Realized and Unrealized Gain (Loss) on Investments         0.09     (0.22)     0.38      (0.49)     (1.06)       (0.14)
============================================================================================================================
    Total from Investment Operations                             0.72      0.38      0.93       0.02      (0.53)        0.12
============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                         (0.71)    (0.59)    (0.39)     (0.44)     (0.11)           -
  In Excess of Net Investment Income                                -         -         -          -      (0.27)       (0.37)
  Realized Net Gain                                             (0.05)    (0.16)    (0.15)     (0.19)         -            -
  In Excess of Net Gain                                             -         -         -          -      (0.28)           -
============================================================================================================================
    Total Distributions                                         (0.76)    (0.75)    (0.54)     (0.63)     (0.66)       (0.37)
============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $ 11.01   $ 10.64   $ 11.03   $  10.42   $   9.23   $     8.98
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    6.83%     3.53%     9.18%    (0.05)%    (5.39)%        1.21%
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $67,282   $77,493   $71,834   $ 64,059   $ 34,827   $   35,453
Ratio of Expenses to Average Net Assets(1)                      0.60%     0.57%     0.56%      0.54%      0.62%        0.61%*
Ratio of Net Investment Income to Average Net Assets            5.25%     5.65%     5.11%      4.83%      4.87%        4.97%*
Portfolio Turnover Rate                                          133%      137%       88%        56%        54%          17%
============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.58%     0.57%     0.56%      0.53%      0.60%        0.60%*
============================================================================================================================

+ Per Share amounts are based on average shares outstanding.
*  Annualized

    The accompanying notes are an integral part of the financial statements. 103

                                            HIGH YIELD PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                                                                       ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996      1997+      1998+      1999+      2000+       2001+
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $   9.08   $   9.32   $  10.15   $   8.99   $   8.77   $     7.86
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.88       0.86       0.85       0.86       0.89         0.44
  Net Realized and Unrealized Gain (Loss) on Investments          0.28       0.87      (0.93)     (0.10)     (0.88)       (0.71)
===============================================================================================================================
    Total from Investment Operations                              1.16       1.73      (0.08)      0.76       0.01        (0.27)
===============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.92)     (0.87)     (0.82)     (0.79)     (0.92)       (0.57)
  Realized Net Gain                                                  -      (0.03)     (0.26)     (0.04)         -            -
  In Excess of Realized Net Gain                                     -          -          -      (0.15)         -            -
===============================================================================================================================
    Total Distributions                                          (0.92)     (0.90)     (1.08)     (0.98)     (0.92)       (0.57)
===============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $   9.32   $  10.15   $   8.99   $   8.77   $   7.86   $     7.02
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    13.83%     19.90%    (1.17)%      8.81%    (0.22)%      (3.40)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $289,810   $523,899   $703,110   $937,482   $848,507   $  934,321
Ratio of Expenses to Average Net Assets(1)                       0.49%      0.51%      0.50%      0.49%      0.56%        0.56%*
Ratio of Net Investment Income to Average Net Assets            10.04%      9.05%      8.74%      9.61%     10.50%       12.18%*
Portfolio Turnover Rate                                           115%        96%        75%        45%        55%          24%
===============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.48%      0.50%      0.48%      0.48%      0.55%        0.55%*
===============================================================================================================================

                                                                                       INVESTMENT CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                                 MAY 21,                                               SIX MONTHS
                                                                1996** TO                                                ENDED
                                                              SEPTEMBER 30,          YEAR ENDED SEPTEMBER 30,          MARCH 31,
                                                                  1996         1997+     1998+     1999+     2000+       2001+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $        9.06   $  9.31   $  10.16   $ 9.00   $   8.78   $     7.87
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                         0.31      0.84       0.83     0.85       0.88         0.44
  Net Realized and Unrealized Gain (Loss) on Investments               0.16      0.88      (0.93)   (0.10)     (0.89)       (0.73)
=================================================================================================================================
    Total from Investment Operations                                   0.47      1.72      (0.10)    0.75      (0.01)       (0.29)
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.22)    (0.84)     (0.80)   (0.78)     (0.90)       (0.56)
  Realized Net Gain                                                       -     (0.03)     (0.26)   (0.04)         -            -
  In Excess of Realized Net Gain                                          -         -          -    (0.15)         -            -
=================================================================================================================================
    Total Distributions                                               (0.22)    (0.87)     (1.06)   (0.97)     (0.90)       (0.56)
=================================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $        9.31   $ 10.16   $   9.00   $ 8.78   $   7.87   $     7.02
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          5.34%    19.77%    (1.37)%    8.67%    (0.40)%      (3.43)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $       5,139   $10,916   $ 11,262   $7,041   $ 10,151   $   10,895
Ratio of Expenses to Average Net Assets(2)                            0.62%*    0.70%      0.65%    0.64%      0.71%        0.71%*
Ratio of Net Investment Income to Average Net Assets                 11.06%*    8.84%      8.58%    9.50%     10.43%       12.08%*
Portfolio Turnover Rate                                                115%       96%        75%      45%        55%          24%
=================================================================================================================================
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                N/A     0.22%        N/A      N/A        N/A          N/A
  Ratio Including Expense Offsets                                     0.61%*    0.69%      0.63%    0.63%      0.70%        0.70%*
=================================================================================================================================

*  Annualized
** Initial offering of Investment Class Shares.
+  Per Share amounts are based on average shares outstanding.

 104The accompanying notes are an integral part of the financial statements.

                                            HIGH YIELD PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                    ADVISER CLASS
------------------------------------------------------------------------------------------------------------------------
                                                               JANUARY 31,                                    SIX MONTHS
                                                               1997*** TO                                       ENDED
                                                              SEPTEMBER 30,     YEAR ENDED SEPTEMBER 30,      MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    1997+        1998+      1999+     2000+       2001+
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $        9.39   $  10.15   $  8.99   $   8.76   $     7.85
========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                         0.56       0.83      0.84       0.87         0.43
  Net Realized and Unrealized Gain (Loss) on Investments               0.59      (0.93)    (0.11)     (0.88)       (0.72)
========================================================================================================================
    Total from Investment Operations                                   1.15      (0.10)     0.73      (0.01)       (0.29)
========================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.39)     (0.80)    (0.77)     (0.90)       (0.56)
  Realized Net Gain                                                       -      (0.26)    (0.04)         -            -
  In Excess of Realized Net Gain                                          -          -     (0.15)         -            -
========================================================================================================================
    Total Distributions                                               (0.39)     (1.06)    (0.96)     (0.90)       (0.56)
========================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       10.15   $   8.99   $  8.76   $   7.85   $     7.00
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         12.63%    (1.37)%     8.44%    (0.42)%      (3.60)%
------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $       4,327   $ 10,236   $13,701   $ 22,781   $   24,978
Ratio of Expenses to Average Net Assets(2)                            0.78%*     0.75%     0.74%      0.81%        0.81%*
Ratio of Net Investment Income to Average Net Assets                  8.68%*     8.55%     9.29%     10.34%       11.89%*
Portfolio Turnover Rate                                                 96%        75%       45%        55%          24%
========================================================================================================================
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                     0.76%*     0.73%     0.73%      0.80%        0.80%*
========================================================================================================================

*   Annualized
***  Initial offering of Adviser Class shares
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements. 105

                                            INTERMEDIATE DURATION PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                   INSTITUTIONAL CLASS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 SIX MONTHS
                                                                                                                      ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1996      1997+      1998      1999      2000+          2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.68   $ 10.28   $  10.48   $ 10.68   $  9.77   $     9.67
===========================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.60      0.61       0.58      0.72      0.67         0.30
  Net Realized and Unrealized Gain (Loss) on Investments         0.03      0.27       0.28     (0.65)    (0.19)        0.41
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.63      0.88       0.86      0.07      0.48         0.71
===========================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                         (0.65)    (0.53)     (0.56)    (0.76)    (0.58)       (0.30)
  Realized Net Gain                                             (0.38)    (0.15)     (0.10)        -         -            -
  In Excess of Realized Net Gain                                    -         -          -     (0.22)        -            -
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.03)    (0.68)     (0.66)    (0.98)    (0.58)       (0.30)
===========================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $ 10.28   $ 10.48   $  10.68   $  9.77   $  9.67   $    10.08
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    6.27%     8.93%      8.57%     0.64%     5.84%        7.43%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $12,017   $72,119   $116,891   $50,513   $37,686   $   39,923
Ratio of Expenses to Average Net Assets(1)                      0.56%     0.55%      0.52%     0.49%     0.54%        0.53%*
Ratio of Net Investment Income to Average Net Assets            6.17%     5.93%      5.84%     6.20%     6.95%        6.00%*
Portfolio Turnover Rate                                          251%      204%       131%       97%       76%          23%
---------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.13%     0.05%        N/A       N/A       N/A          N/A
  Ratio Including Expense Offsets                               0.52%     0.52%      0.51%     0.48%     0.53%        0.52%*
---------------------------------------------------------------------------------------------------------------------------

                                                                            INVESTMENT CLASS
----------------------------------------------------------------------------------------------------------
                                                               AUGUST 16,          YEAR         SIX MONTHS
                                                                1999** TO          ENDED             ENDED
                                                              SEPTEMBER 30,    SEPTEMBER 30,     MARCH 31,
                                                                  1999             2000+              2001
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $        9.76    $        9.77    $     9.66
==========================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.11             0.65          0.28
  Net Realized and Unrealized Gain (Loss) on Investments               0.04            (0.23)         0.42
----------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   0.15             0.42          0.70
==========================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.14)           (0.53)        (0.29)
==========================================================================================================
NET ASSET VALUE, END OF PERIOD                                $        9.77    $        9.66    $    10.07
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          1.49%            5.68%         7.37%
----------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $       9,304    $      27,678    $   35,487
Ratio of Expenses to Average Net Assets(2)                            0.64%*           0.69%         0.68%*
Ratio of Net Investment Income to Average Net Assets                  8.99%*           6.81%         5.85%*
Portfolio Turnover Rate                                                 97%              76%           23%
----------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                     0.63%*           0.68%         0.67%*
----------------------------------------------------------------------------------------------------------

* Annualized

** Initial offering of Investment Class shares

+ Per share amounts are based on average shares outstanding.

 106The accompanying notes are an integral part of the financial statements.

                                            INTERNATIONAL FIXED INCOME PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                                                                       ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996       1997       1998       1999       2000        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  11.01   $  10.77   $  10.19   $  10.75   $  10.12   $     8.88
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.52       0.50       0.45       0.34       0.35         0.13
  Net Realized and Unrealized Gain (Loss) on Investments          0.12      (0.44)      0.56      (0.41)     (1.15)       (0.23)
===============================================================================================================================
    Total from Investment Operations                              0.64       0.06       1.01      (0.07)     (0.80)       (0.10)
===============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.80)     (0.38)     (0.36)     (0.28)         -        (0.24)
  In Excess of Net Investment Income                                 -          -          -      (0.06)     (0.27)           -
  Realized Net Gain                                              (0.08)     (0.26)     (0.09)     (0.22)     (0.04)           -
  In Excess of Net Realized Gain                                     -          -          -          -      (0.13)           -
===============================================================================================================================
    Total Distributions                                          (0.88)     (0.64)     (0.45)     (0.56)     (0.44)       (0.24)
===============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  10.77   $  10.19   $  10.75   $  10.12   $   8.88   $     8.54
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     6.13%      0.44%     10.38%    (0.93)%    (8.23)%      (1.23)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $143,137   $152,752   $150,313   $125,981   $112,456   $   88,238
Ratio of Expenses to Average Net Assets(1)                       0.53%      0.53%      0.52%      0.52%      0.56%        0.57%*
Ratio of Net Investment Income to Average Net Assets             5.39%      5.27%      4.59%      3.68%      3.76%        4.27%*
Portfolio Turnover Rate                                           124%       107%        75%        64%        91%          23%
===============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.53%      0.53%      0.52%      0.52%      0.55%        0.56%*
===============================================================================================================================

* Annualized

    The accompanying notes are an integral part of the financial statements. 107

                                            LIMITED DURATION PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                                                                       ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996       1997       1998       1999       2000        2001
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.41   $  10.38   $  10.49   $  10.54   $  10.18   $    10.17
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.58       0.62       0.59       0.68       0.60         0.32
  Net Realized and Unrealized Gain (Loss) on Investments         (0.03)      0.08       0.03      (0.31)     (0.03)        0.23
===============================================================================================================================
    Total from Investment Operations                              0.55       0.70       0.62       0.37       0.57         0.55
===============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.58)     (0.59)     (0.57)     (0.73)     (0.58)       (0.32)
===============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  10.38   $  10.49   $  10.54   $  10.18   $  10.17   $    10.40
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.47%      6.98%      6.13%      3.61%      6.37%        5.48%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $123,227   $155,570   $252,711   $161,538   $177,776   $  191,498
Ratio of Expenses to Average Net Assets(1)                       0.43%      0.43%      0.42%      0.41%      0.42%        0.42%*
Ratio of Net Investment Income to Average Net Assets             5.65%      6.15%      5.89%      6.16%      6.61%        6.11%*
Portfolio Turnover Rate                                           174%       130%       107%       102%        57%          18%
===============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           N/A     0.00%#        N/A        N/A        N/A          N/A
  Ratio Including Expense Offsets                                0.42%      0.42%      0.41%      0.41%      0.41%        0.41%*
===============================================================================================================================

# Amount is less than 0.01%
 * Annualized

 108The accompanying notes are an integral part of the financial statements.

                                            MULTI-MARKET FIXED INCOME PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                             INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------
                                                               OCTOBER 1,                             SIX MONTHS
                                                                1997** TO          YEAR ENDED           ENDED
                                                              SEPTEMBER 30,       SEPTEMBER 30,       MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    1998           1999       2000         2001
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       10.00    $   9.86    $  9.46    $     9.12
================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.56        0.65       0.80          0.45
  Net Realized and Unrealized Gain (Loss) on Investments              (0.29)      (0.42)     (0.39)        (0.11)
================================================================================================================
    Total from Investment Operations                                   0.27        0.23       0.41          0.34
================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.40)      (0.63)     (0.75)        (0.45)
  In Excess of Realized Net Gain                                      (0.01)         --         --            --
================================================================================================================
    Total Distributions                                               (0.41)      (0.63)     (0.75)        (0.45)
================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $        9.86    $   9.46    $  9.12    $     9.01
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                          2.72%       2.36%      4.50%         3.82%
----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $      97,062    $101,306    $59,304    $   26,319
Ratio of Expenses to Average Net Assets(1)                            0.58%*      0.58%      0.58%         0.65%*
Ratio of Net Investment Income to Average Net Assets                  6.48%*      6.79%      7.51%         7.95%*
Portfolio Turnover Rate                                                163%         86%        59%           26%
================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver              0.05%*        N/A      0.00%#        0.07%*
  Ratio Including Expense Offsets                                     0.58%*      0.58%      0.58%         0.58%*
================================================================================================================

*  Annualized
** Commencement of Operations
#  Amount is less than 0.01%

    The accompanying notes are an integral part of the financial statements. 109

                                            MUNICIPAL PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                   INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  SIX MONTHS
                                                                                                                    ENDED
                                                                          YEAR ENDED SEPTEMBER 30,                MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1996      1997      1998       1999       2000        2001
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.75   $ 11.23   $ 11.64   $  11.96   $  11.39   $    11.43
============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.51      0.53      0.54       0.55       0.62         0.27
  Net Realized and Unrealized Gain (Loss) on Investments         0.49      0.40      0.28      (0.53)      0.10         0.54
============================================================================================================================
    Total from Investment Operations                             1.00      0.93      0.82       0.02       0.72         0.81
============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                         (0.52)    (0.52)    (0.50)     (0.59)     (0.62)       (0.28)
  Realized Net Gain                                                 -         -         -          -      (0.06)           -
============================================================================================================================
    Total Distributions                                         (0.52)    (0.52)    (0.50)     (0.59)     (0.68)       (0.28)
============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $ 11.23   $ 11.64   $ 11.96   $  11.39   $  11.43   $    11.96
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    9.46%     8.47%     7.20%      0.11%      6.66%        7.16%
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $54,536   $75,120   $82,282   $121,917   $115,217   $  135,089
Ratio of Expenses to Average Net Assets(1)                      0.51%     0.51%     0.52%      0.51%      0.51%        0.52%*
Ratio of Net Investment Income to Average Net Assets            4.66%     4.70%     4.58%      4.72%      5.51%        4.60%*
Portfolio Turnover Rate                                           78%       54%      140%        88%        87%          30%
============================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.09%     0.05%     0.04%      0.09%      0.01%        0.02%*
  Ratio Including Expense Offsets                               0.50%     0.50%     0.50%      0.50%      0.50%        0.50%*
============================================================================================================================

* Annualized

 110The accompanying notes are an integral part of the financial statements.

                                            BALANCED PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     SIX MONTHS
                                                                                                                       ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                 MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996       1997      1998+      1999+      2000+       2001+
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  13.06   $  13.81   $  15.30   $  13.46   $  13.83   $    13.37
===============================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.53       0.51       0.48       0.45       0.44         0.20
  Net Realized and Unrealized Gain (Loss) on Investments          1.15       2.91      (0.11)      1.71       1.45        (1.35)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              1.68       3.42       0.37       2.16       1.89        (1.15)
===============================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.50)     (0.54)     (0.49)     (0.43)     (0.46)       (0.21)
  Realized Net Gain                                              (0.43)     (1.39)     (1.72)     (1.36)     (1.89)       (0.67)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.93)     (1.93)     (2.21)     (1.79)     (2.35)       (0.88)
===============================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  13.81   $  15.30   $  13.46   $  13.83   $  13.37   $    11.34
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    13.47%     27.44%      2.85%     16.99%     14.75%      (8.85)%
===============================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $300,868   $343,284   $382,339   $341,886   $505,078   $  416,189
Ratio of Expenses to Average Net Assets(1)                       0.57%      0.58%      0.59%      0.58%      0.58%        0.58%*
Ratio of Net Investment Income to Average Net Assets             3.85%      3.56%      3.36%      3.21%      3.29%        3.22%*
Portfolio Turnover Rate                                           110%       145%       100%       111%       162%          94%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.57%      0.56%      0.57%      0.57%      0.56%        0.56%*
-------------------------------------------------------------------------------------------------------------------------------

                                                                                 INVESTMENT CLASS
---------------------------------------------------------------------------------------------------------------------
                                                                APRIL 4,                                   SIX MONTHS
                                                                1997** TO             YEAR ENDED             ENDED
                                                              SEPTEMBER 30,         SEPTEMBER 30,          MARCH 31,
                                                                  1997        1998+     1999+     2000+      2001+
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       13.11   $15.30   $ 13.45   $ 13.82   $    13.37
=====================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.30     0.46      0.42      0.42         0.19
  Net Realized and Unrealized Gain (Loss) on Investments               2.09    (0.13)     1.72      1.45        (1.36)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   2.39     0.33      2.14      1.87        (1.17)
=====================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.20)   (0.46)    (0.41)    (0.43)       (0.19)
  Realized Net Gain                                                       -    (1.72)    (1.36)    (1.89)       (0.67)
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (0.20)   (2.18)    (1.77)    (2.32)       (0.86)
=====================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       15.30   $13.45   $ 13.82   $ 13.37   $    11.34
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         18.40%    2.56%    16.84%    14.59%      (8.96)%
=====================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $       3,943   $  445   $   208   $ 8,085   $    6,871
Ratio of Expenses to Average Net Assets(2)                            0.73%*   0.74%     0.74%     0.73%        0.73%*
Ratio of Net Investment Income to Average Net Assets                  3.32%*   3.24%     3.03%     3.13%        3.06%*
Portfolio Turnover Rate                                                145%     100%      111%      162%          94%
---------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                N/A      N/A       N/A       N/A          N/A
  Ratio Including Expense Offsets                                     0.70%*   0.72%     0.72%     0.71%        0.71%*
---------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements. 111

                                            BALANCED PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                   ADVISER CLASS
----------------------------------------------------------------------------------------------------------------------
                                                               NOVEMBER 1,                                  SIX MONTHS
                                                               1996*** TO             YEAR ENDED              ENDED
                                                              SEPTEMBER 30,          SEPTEMBER 30,          MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                    1997         1998+     1999+     2000+      2001+
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $       14.05   $ 15.30   $ 13.43   $ 13.80   $    13.34
======================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.42      0.44      0.42      0.41         0.17
  Net Realized and Unrealized Gain (Loss) on Investments               2.60     (0.12)     1.71      1.44        (1.34)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   3.02      0.32      2.13      1.85        (1.17)
======================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                               (0.38)    (0.47)    (0.40)    (0.42)       (0.19)
  Realized Net Gain                                                   (1.39)    (1.72)    (1.36)    (1.89)       (0.67)
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               (1.77)    (2.19)    (1.76)    (2.31)       (0.86)
======================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $       15.30   $ 13.43   $ 13.80   $ 13.34   $    11.31
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         23.82%     2.49%    16.76%    14.46%      (9.00)%
======================================================================================================================
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, End of Period (Thousands)                         $      27,366   $24,654   $29,210   $33,928   $   38,403
Ratio of Expenses to Average Net Assets(1)                            0.85%*    0.84%     0.83%     0.83%        0.83%*
Ratio of Net Investment Income to Average Net Assets                  3.24%*    3.11%     2.97%     3.04%        2.95%*
Portfolio Turnover Rate                                                145%      100%      111%      162%          94%
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver              0.03%*      N/A       N/A       N/A          N/A
  Ratio Including Expense Offsets                                     0.84%*    0.82%     0.82%     0.82%        0.81%*
----------------------------------------------------------------------------------------------------------------------

*   Annualized
*** Initial offering of Adviser Class shares
+  Per share amounts are based on average shares outstanding.

 112The accompanying notes are an integral part of the financial statements.

                                            MULTI-ASSET-CLASS PORTFOLIO

Financial Highlights
(AMOUNTS FOR SIX MONTHS ENDED MARCH 31, 2001 ARE UNAUDITED)

                                                                                     INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      SIX MONTHS
                                                                                                                        ENDED
                                                                            YEAR ENDED SEPTEMBER 30,                  MARCH 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1996      1997+      1998+       1999       2000         2001
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  11.34   $  12.28   $  13.64   $  11.74   $  12.43    $    11.62
================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.46       0.38       0.38       0.37       0.36          0.20
  Net Realized and Unrealized Gain (Loss) on Investments          1.05       2.57      (0.45)      1.62       0.60         (1.43)
================================================================================================================================
    Total from Investment Operations                              1.51       2.95      (0.07)      1.99       0.96         (1.23)
================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                          (0.42)     (0.51)     (0.34)     (0.34)     (0.31)        (0.09)
  In Excess of Net Investment Income                                --         --         --         --      (0.10)           --
  Realized Net Gain                                              (0.15)     (1.08)     (1.49)     (0.96)     (1.36)        (0.75)
================================================================================================================================
    Total Distributions                                          (0.57)     (1.59)     (1.83)     (1.30)     (1.77)        (0.84)
================================================================================================================================
NET ASSET VALUE, END OF PERIOD                                $  12.28   $  13.64   $  11.74   $  12.43   $  11.62    $     9.55
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    13.75%     26.50%    (0.46)%     17.71%      7.74%      (10.89)%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $129,558   $173,155   $165,039   $152,862   $143,434    $  145,007
Ratio of Expenses to Average Net Assets(1)                       0.58%      0.74%      0.78%      0.78%      0.78%         0.80%*
Ratio of Net Investment Income to Average Net Assets             3.82%      3.07%      2.98%      2.86%      2.93%         3.38%*
Portfolio Turnover Rate                                           122%       141%       107%       101%       152%           96%
================================================================================================================================
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver         0.08%      0.08%      0.04%      0.02%      0.03%         0.02%*
  Ratio Including Expense Offsets                                0.58%      0.74%      0.78%      0.78%      0.78%         0.78%*
================================================================================================================================

                                                                                     INVESTMENT CLASS
---------------------------------------------------------------------------------------------------------------------------------
                                                            JUNE 10,                                                   SIX MONTHS
                                                            1996** TO                                                    ENDED
                                                          SEPTEMBER 30,            YEAR ENDED SEPTEMBER 30,            MARCH 31,
                                                              1996          1997+      1998+       1999       2000        2001
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $       12.17    $ 12.27    $  13.63    $ 11.74    $12.41    $    11.58
=================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.13       0.36        0.36       0.35      0.33          0.17
  Net Realized and Unrealized Gain (Loss) on Investments           0.08       2.57       (0.45)      1.62      0.60         (1.40)
=================================================================================================================================
    Total from Investment Operations                               0.21       2.93       (0.09)      1.97      0.93         (1.23)
=================================================================================================================================
DISTRIBUTIONS
  Net Investment Income                                           (0.11)     (0.49)      (0.31)     (0.34)    (0.30)        (0.09)
  In Excess of Net Investment Income                                 --         --          --         --     (0.10)           --
  Realized Net Gain                                                  --      (1.08)      (1.49)     (0.96)    (1.36)        (0.75)
=================================================================================================================================
    Total Distributions                                           (0.11)     (1.57)      (1.80)     (1.30)    (1.76)        (0.84)
=================================================================================================================================
NET ASSET VALUE, END OF PERIOD                            $       12.27    $ 13.63    $  11.74    $ 12.41    $11.58    $     9.51
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      1.75%     26.32%     (0.61)%     17.53%     7.54%      (10.96)%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                     $       3,074    $ 5,075    $  6,233    $ 7,246    $5,565    $    4,907
Ratio of Expenses to Average Net Assets(2)                        0.73%*     0.96%       0.93%      0.93%     0.93%         0.95%*
Ratio of Net Investment Income to Average Net Assets              3.68%*     2.85%       2.86%      2.72%     2.77%         3.22%*
Portfolio Turnover Rate                                            122%       141%        107%       101%      152%           96%
=================================================================================================================================
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver          0.08%*     0.55%       0.04%      0.02%     0.03%         0.02%*
  Ratio Including Expense Offsets                                 0.73%*     0.96%       0.93%      0.93%     0.93%         0.93%*
=================================================================================================================================

*  Annualized
**  Initial offering of Investment Class shares.
+  Per share amounts are based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements. 113

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2001, the Fund was comprised of twenty-five active portfolios (each referred to as a "Portfolio"). The Funds offer up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares.

Each class of shares has identical voting rights (except shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D. The financial statements for the Equity, Mid Cap Growth, Mid Cap Growth II, Mid Cap Value, Small Cap Growth, Small Cap Value, Strategic Small Value, Value, Advisory Foreign Fixed Income, Advisory Foreign Fixed II, and Advisory Mortgage Portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices on those exchanges. Bonds, including municipal bonds, and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional trading in similar securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, maturing 60 days or less, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available (including restricted securities) are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

 2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its income and net capital gain. Accordingly, no provision for Federal income taxes is required in the financial statements.

 3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

 4. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

   Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

   Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 5. SWAP AGREEMENTS: Each Portfolio, except the Cash Reserves Portfolio, may enter into swap agreements to exchange the interest rate on or return generated by one nominal instrument for the return generated by another nominal instrument. The following summarizes swaps entered into by the
    Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. STRUCTURED INVESTMENTS: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. DELAYED DELIVERY COMMITMENTS: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as asset earmarking reaches certain levels, a portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. PURCHASED OPTIONS: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

    (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the Domestic Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2001, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower levels of governmental supervision, relative currency valuation fluctuation and regulation of foreign securities markets and the possibility of political or economic instability.

10. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly except for those of the Municipal, Limited Duration and Intermediate Duration Portfolios which are declared and paid monthly, and Cash Reserves Portfolio which are declared daily and paid monthly. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions (Note I), foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

11. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

    recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Miller Anderson & Sherrerd, LP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2001 the investment advisory fees of each of the Portfolios were:

------------------------------------------------------------------------------------
                                   ANNUAL         VOLUNTARY EXPENSE LIMITATIONS
                                 INVESTMENT   --------------------------------------
                                  ADVISORY    INSTITUTIONAL    INVESTMENT    ADVISER
PORTFOLIO                           FEE           CLASS          CLASS         CLASS
------------------------------------------------------------------------------------
Fixed Income                          0.375%              -%             -%        -%
------------------------------------------------------------------------------------
Special Purpose Fixed Income          0.375               -              -         -
------------------------------------------------------------------------------------
Fixed Income II                       0.375               -              -         -
------------------------------------------------------------------------------------
Domestic Fixed Income                 0.375            0.50              -      0.75
------------------------------------------------------------------------------------
Cash Reserves                         0.250            0.32           0.47         -
------------------------------------------------------------------------------------
Global Fixed Income                   0.375               -              -         -
------------------------------------------------------------------------------------
High Yield                            0.450               -              -         -
------------------------------------------------------------------------------------
Intermediate Duration                 0.375               -              -         -
------------------------------------------------------------------------------------
International Fixed Income            0.375               -              -         -
------------------------------------------------------------------------------------
Limited Duration                      0.300               -              -         -
------------------------------------------------------------------------------------
Multi-Market Fixed Income             0.450            0.58              -         -
------------------------------------------------------------------------------------
Municipal                             0.375            0.50              -         -
------------------------------------------------------------------------------------
Balanced                              0.450               -              -         -
------------------------------------------------------------------------------------
Multi-Asset-Class                     0.650            0.78           0.93         -
------------------------------------------------------------------------------------

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MAS receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Company ("JPMIS") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR. MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of Miller Anderson & Sherrerd, LP is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays a shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MASDI. The distribution fee may be retained by MASDI if an Adviser Class shareholder invests directly through MASDI. Usually the fees are paid by MASDI to external organizations such as 401(k) alliance sponsors, brokers and bank trust departments who distribute MAS Funds to the public.

E. CUSTODY. J.P. Morgan Chase & Company serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES. The Fund pays each Trustee, who is not an interested person, as defined under the Investment Company Act of 1940, as amended, an annual fee plus reimbursement of travel and other expenses incurred in attending Board meetings. Trustees who are also affiliated

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

persons receive no remuneration for their service as Trustees.

Each eligible Trustee of the Fund who is not an interested person, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment of up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total trustees fees incurred, for the six months ended March 31, 2001 by the Portfolios were $21,000.

Expenses for the six months ended March 31, 2001 include legal fees paid to Morgan, Lewis & Bockius LLP.

G. PORTFOLIO INVESTMENT ACTIVITY.

1. PURCHASES AND SALES OF SECURITIES: For the six months ended March 31, 2001, purchases and sales of investment securities other than temporary cash investments were:

                                           (000)
-----------------------------------------------------------
PORTFOLIO                         PURCHASES           SALES
-----------------------------------------------------------
Fixed Income                     $24,770,967    $28,635,759
-----------------------------------------------------------
Special Purpose Fixed Income         230,330        289,682
-----------------------------------------------------------
Fixed Income II                      162,233        181,244
-----------------------------------------------------------
Domestic Fixed Income                 79,595         95,348
-----------------------------------------------------------
Global Fixed Income                    6,867          5,799
-----------------------------------------------------------
High Yield                           390,853        203,508
-----------------------------------------------------------
Intermediate Duration                 28,809         17,365
-----------------------------------------------------------
International Fixed Income            18,884         42,059
-----------------------------------------------------------
Limited Duration                      37,143         33,170
-----------------------------------------------------------
Multi-Market Fixed Income             12,504         57,545
-----------------------------------------------------------
Municipal                             40,943         35,710
-----------------------------------------------------------
Balanced                             544,603        467,558
-----------------------------------------------------------
Multi-Asset-Class                    163,010        148,458
-----------------------------------------------------------

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION): At March 31, 2001, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                   (000)
--------------------------------------------------------------------------------
PORTFOLIO                      COST      APPRECIATION   DEPRECIATION      NET
--------------------------------------------------------------------------------
Fixed Income                $5,626,568   $     98,114   $   (103,385)  $  (5,271)
--------------------------------------------------------------------------------
Special Purpose Fixed
 Income                        467,282          9,020        (15,059)     (6,039)
--------------------------------------------------------------------------------
Fixed Income II                369,798          5,081         (5,794)       (713)
--------------------------------------------------------------------------------
Domestic Fixed Income          237,485          4,322         (2,422)      1,900
--------------------------------------------------------------------------------
Cash Reserves                  141,061              -              -           -
--------------------------------------------------------------------------------
Global Fixed Income             39,529            375         (3,142)     (2,767)
--------------------------------------------------------------------------------
High Yield                   1,172,031         27,505       (250,018)   (222,513)
--------------------------------------------------------------------------------
Intermediate Duration           94,575          1,559           (757)        802
--------------------------------------------------------------------------------
International Fixed Income      96,228            280         (9,587)     (9,307)
--------------------------------------------------------------------------------
Limited Duration               209,431          3,909           (694)      3,215
--------------------------------------------------------------------------------
Multi-Market Fixed Income       31,934            564         (4,362)     (3,798)
--------------------------------------------------------------------------------
Municipal                      125,354          7,644           (400)      7,244
--------------------------------------------------------------------------------
Balanced                       498,477         23,647        (17,325)      6,322
--------------------------------------------------------------------------------
Multi-Asset-Class              142,187          7,477         (8,664)     (1,187)
--------------------------------------------------------------------------------

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

3. FORWARD FOREIGN CURRENCY CONTRACTS: Under the terms of the forward foreign currency contracts open at March 31, 2001, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                     (000)
----------------------------------------------------------------------------------------
                                                                                     NET
                                            IN                                UNREALIZED
                         CURRENCY     EXCHANGE   SETTLEMENT                 APPRECIATION
PORTFOLIO              TO DELIVER          FOR         DATE       VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------
HIGH YIELD
Purchases
                       US$  1,612    EUR 1,775   04/30/2001   US$ 1,561   US$        (51)
----------------------------------------------------------------------------------------
                                                                          US$        (51)
----------------------------------------------------------------------------------------
Sales                  EUR 14,950   US$ 13,809   04/30/2001   US$13,150   US$        659
                       GBP 17,745       26,162   05/08/2001      25,166              996
                        EUR 7,270        6,686   05/14/2001       6,395              291
                        EUR 6,385        5,791   05/29/2001       5,617              174
----------------------------------------------------------------------------------------
                                                                          US$      2,120
----------------------------------------------------------------------------------------
                                                                    NET   US$      2,069
----------------------------------------------------------------------------------------
GLOBAL FIXED INCOME
Purchases
                       US$     81    CAD   125   04/05/2001   US$    79   US$         (2)
                              270    AUD   475   04/10/2001         232              (38)
                              263    AUD   475   05/07/2001         232              (31)
                              551    AUD 1,055   05/29/2001         515              (36)
                            1,605    EUR 1,770   05/29/2001       1,557              (48)
                            1,303    CAD 2,015   06/05/2001       1,278              (25)
                               25   JPY  3,000   06/12/2001          24               (1)
                              448   JPY 53,000   06/13/2001         426              (22)
                            2,507   JPY 303,000  06/19/2001       2,440              (67)
----------------------------------------------------------------------------------------
                                                                          US$       (270)
----------------------------------------------------------------------------------------
Sales                   EUR   775   US$    688   04/30/2001   US$   682   US$          6
                        AUD   375          206   05/08/2001         183               23
                       SEK  4,585          472   05/15/2001         442               30
----------------------------------------------------------------------------------------
                                                                          US$         59
----------------------------------------------------------------------------------------
                                                                    NET   US$       (211)
----------------------------------------------------------------------------------------

                                                     (000)
----------------------------------------------------------------------------------------
                                                                                     NET
                                            IN                                UNREALIZED
                         CURRENCY     EXCHANGE   SETTLEMENT                 APPRECIATION
PORTFOLIO              TO DELIVER          FOR         DATE       VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME
Purchases
                       US$  5,195   JPY 585,000  04/05/2001   US$ 4,665   US$       (530)
                            1,856    AUD 3,355   04/10/2001       1,637             (219)
                              833    EUR   920   04/26/2001         809              (24)
                            2,763    CAD 4,160   04/30/2001       2,638             (125)
                              702    AUD 1,345   05/29/2001         656              (46)
                            8,883    EUR 9,765   05/29/2001       8,590             (293)
                              937    EUR 1,000   05/29/2001         880              (57)
                              882    EUR 1,000   05/29/2001         879               (3)
                              362    CAD   560   06/05/2001         355               (7)
                            4,229   JPY 499,000  06/12/2001       4,014             (215)
                            4,068   JPY 481,000  06/13/2001       3,870             (198)
                              242    GBP   165   06/14/2001         234               (8)
----------------------------------------------------------------------------------------
                                                                          US$     (1,725)
----------------------------------------------------------------------------------------
Sales
                        EUR   920   US$    850   04/26/2001   US$   809   US$         41
                       SEK  6,940          723   04/26/2001         669               54
                       DKK 12,345        1,525   04/30/2001       1,455               70
                        EUR   995        1,772   04/30/2001       1,755               17
                       SEK  1,670          173   04/30/2001         161               12
                       DKK 23,550        2,943   05/09/2001       2,776              167
                       SEK 17,420        1,795   05/15/2001       1,681              114
                        GBP   360          522   05/14/2001         510               12
                        EUR   435          405   05/29/2001         383               22
----------------------------------------------------------------------------------------
                                                                          US$        509
----------------------------------------------------------------------------------------
                                                                    NET   US$     (1,216)
----------------------------------------------------------------------------------------
MULTI-MARKET FIXED INCOME
Purchases
                       US$    410    AUD   750   04/10/2001   US$   366   US$        (44)
                              435    AUD   785   05/07/2001         383              (52)
                              826    DKK 6,715   05/09/2001         792              (34)
                              271    AUD   520   05/29/2001         253              (18)
                            1,280    CAD 1,980   06/05/2001       1,256              (24)
                            2,066    EUR 2,215   06/05/2001       1,949             (117)
                              878    GBP   600   06/14/2001         850              (28)
                              840    DKK 6,985   06/20/2001         823              (17)
----------------------------------------------------------------------------------------
                                                                          US$       (334)
----------------------------------------------------------------------------------------

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

                                                     (000)
----------------------------------------------------------------------------------------
                                                                                     NET
                                            IN                                UNREALIZED
                         CURRENCY     EXCHANGE   SETTLEMENT                 APPRECIATION
PORTFOLIO              TO DELIVER          FOR         DATE       VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------
Sales
                       JPY 59,000   US$    513   05/02/2001   US$   472   US$         41
                        GBP   305          445   05/02/2001         432               13
                        GBP   460          680   05/08/2001         653               27
                        GBP   330          488   05/08/2001         468               20
                        DKK 6,715          839   05/09/2001         791               48
----------------------------------------------------------------------------------------
                                                                          US$        149
----------------------------------------------------------------------------------------
                                                                    NET   US$       (185)
----------------------------------------------------------------------------------------
MULTI-ASSET-CLASS
Purchases
                       US$    144    AUD   260   04/10/2001   US$   127   US$        (17)
                              296    CAD   445   04/30/2001         282              (14)
                               36    EUR    40   04/30/2001          35               (1)
                               74   JPY  9,000   05/02/2001          72               (2)
                              128    AUD   230   05/07/2001         112              (16)
                              127   JPY 15,000   05/15/2001         120               (7)
                               44    AUD    85   05/29/2001          41               (3)
                              544    EUR   600   05/29/2001         528              (16)
                              175    CAD   270   06/05/2001         171               (4)
                              661   JPY 78,000   06/12/2001         627              (34)
                              446    GBP   305   06/14/2001         432              (14)
----------------------------------------------------------------------------------------
                                                                          US$       (128)
----------------------------------------------------------------------------------------

                                                     (000)
----------------------------------------------------------------------------------------
                                                                                     NET
                                            IN                                UNREALIZED
                         CURRENCY     EXCHANGE   SETTLEMENT                 APPRECIATION
PORTFOLIO              TO DELIVER          FOR         DATE       VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------
Sales
                        DKK 1,175   US$    145   04/30/2001   US$   138   US$          7
                        EUR   240          215   04/30/2001         211                4
                       SEK  1,410          147   04/30/2001         136               11
                       JPY 41,000          357   05/02/2001         328               29
                        GBP   215          317   05/08/2001         305               12
                        DKK   460           57   05/09/2001          54                3
                        EUR   100           92   05/14/2001          88                4
                       JPY 15,000          129   05/15/2001         120                9
                        SEK   355           37   05/15/2001          34                3
                        EUR   365          335   05/29/2001         322               13
                       JPY 777,000       7,212   06/07/2001       6,246              966
                        EUR   765          689   06/19/2001         673               16
----------------------------------------------------------------------------------------
                                                                          US$      1,077
----------------------------------------------------------------------------------------
                                                                    NET   US$        949
----------------------------------------------------------------------------------------

AUD  -   Australian Dollar
CAD  -   Canadian Dollar
DKK  -   Danish Krone
EUR  -   Euro
GBP  -   British Pound
JPY  -   Japanese Yen
SEK  -   Swedish Krona
US$  -   U.S. Dollar

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

4. FUTURES CONTRACTS: At March 31, 2001, the following Portfolios had futures contracts open:

                                                                     UNREALIZED
                            NUMBER     AGGREGATE                   APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE               (000)
-------------------------------------------------------------------------------
Purchases:
-------------------------------------------------------------------------------
 FIXED INCOME
 U.S. Treasury
  10 yr. Note                  2,019   US$214,424       Jun-01   $        2,487
-------------------------------------------------------------------------------
 FIXED INCOME II
 U.S. Treasury
  10 yr. Note                    281   US$ 29,843       Jun-01              439
-------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME
 U.S. Treasury
  10 yr. Note                      5   US$    531       Jun-01                3
-------------------------------------------------------------------------------
 GLOBAL FIXED INCOME
 Euro-Bobl                         2    EUR   195       Jun-01                2
 Euro-Schatz                      28   EUR  2,651       Jun-01               14
 Japanese Yen
  10 yr. Bond                      1   JPY  1,170       Jun-01                1
 U.S. Treasury
  2 yr. Note                      34   US$  7,003       Jun-01               58
-------------------------------------------------------------------------------
 HIGH YIELD
 U.S. Treasury
  10 yr. Note                    320   US$ 33,985       Jun-01              499
-------------------------------------------------------------------------------
 INTERMEDIATE DURATION
 U.S. Agency
  10 yr. Note                     15   US$  1,522       Jun-01              (11)
 U.S. Treasury
  10 yr. Note                     78   US$  8,284       Jun-01              119
-------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME
 Japanese Yen
  10 yr. Bond                      9   JPY 10,528       Jun-01               17
 Euro Schatz                      37   EUR  3,466       Jun-01               23
-------------------------------------------------------------------------------
 LIMITED DURATION
 U.S. Treasury
  2 yr. Note                      90   US$ 18,539       Jun-01              153
 U.S. Treasury
  5 yr. Note                      56   US$  5,909       Jun-01               62
-------------------------------------------------------------------------------
 MULTI-MARKET FIXED INCOME
 Euro Bond                        16   EUR  1,600       Jun-01               11
 U.S. Treasury
  2 yr. Note                      11   US$  2,266       Jun-01               15
 U.S. Treasury
  5 yr. Note                      35   US$  3,693       Jun-01               36
-------------------------------------------------------------------------------
 MUNICIPAL
 Muni Bond                        62   US$  6,442       Jun-01              (38)
 U.S. Treasury
  10 yr. Note                    230   US$ 24,427       Jun-01              364
-------------------------------------------------------------------------------

                                                                     UNREALIZED
                            NUMBER     AGGREGATE                   APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE               (000)
-------------------------------------------------------------------------------
 BALANCED
 U.S. Treasury
  10 yr. Note                     99   US$ 10,514       Jun-01   $          128
-------------------------------------------------------------------------------
 MULTI-ASSET-CLASS
 DAX Index                        13   EUR  1,734       Jun-01              (56)
 DJ Euro Stoxx 50 Index          213   EUR  8,065       Jun-01              (47)
 FTSE 100 Index                   38   EUR  3,098       Jun-01              (32)
 Hang Seng Index                  18   HKD  1,484       Apr-01              (21)
 IBEX Plus Index                  13   EUR  1,103       Apr-01              (18)
 MIB30 Index                       2    EUR   352       Jun-01                9
 TOPIX Index                      49   JPY  5,207       Jun-01              148
 U.S. Treasury
  2 yr. Note                      10   US$  2,060       Jun-01                1
 U.S. Treasury
  10 yr. Note                     37   US$  3,930       Jun-01               46
-------------------------------------------------------------------------------
Sales:
-------------------------------------------------------------------------------
 FIXED INCOME
 U.S. Treasury
  2 yr. Note                     250   US$ 51,496       Jun-01             (378)
 U.S. Treasury
  5 yr. Note                   4,968   US$524,202       Jun-01           (5,039)
 U.S. Treasury
  Long Bond                      250   US$ 51,496       Jun-01              655
-------------------------------------------------------------------------------
 SPECIAL PURPOSE FIXED INCOME
 U.S. Treasury
  5 yr. Note                     627   US$ 66,158       Jun-01             (583)
 U.S. Treasury
  10 yr. Note                     85   US$  9,027       Jun-01               92
 U.S. Treasury
  Long Bond                      164   US$ 17,087       Jun-01               23
-------------------------------------------------------------------------------
 FIXED INCOME II
 U.S. Treasury
  5 yr. Note                     552   US$ 58,245       Jun-01             (566)
 U.S. Treasury
  Long Bond                      240   US$ 25,005       Jun-01               20
-------------------------------------------------------------------------------
 DOMESTIC FIXED INCOME
 U.S. Treasury
  5 yr. Note                     243   US$ 25,640       Jun-01             (263)
 U.S. Treasury
  Long Bond                       98   US$ 10,210       Jun-01               23
-------------------------------------------------------------------------------

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

                                                                     UNREALIZED
                            NUMBER     AGGREGATE                   APPRECIATION
                              OF       FACE VALUE   EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE               (000)
-------------------------------------------------------------------------------
 GLOBAL FIXED INCOME
 Euro Bond                        10   EUR  1,000       Jun-01   $           (7)
 U.K. Long Gilt                    8   GBP  1,346       Jun-01               (3)
 U.S. Treasury
  Long Bond                       32   US$  3,334       Jun-01               29
 U.S. Treasury
  5 yr. Note                       4   US$    422       Jun-01               (4)
 U.S. Treasury
  10 yr. Note                     43   US$  4,567       Jun-01              (49)
-------------------------------------------------------------------------------
 HIGH YIELD
 U.K. Long Gilt                  127   GBP 21,366       Jun-01              (54)
-------------------------------------------------------------------------------
 INTERMEDIATE DURATION
 U.S. Treasury
  5 yr. Note                      45   US$  4,748       Jun-01              (24)
 U.S. Treasury
  Long Bond                       46   US$  4,793       Jun-01                2
-------------------------------------------------------------------------------
 INTERNATIONAL FIXED INCOME
 U.K. Long Gilt                   18   GBP  3,028       Jun-01               (7)
 90 Day Euro                      25   EUR  2,459       Jun-01                1
-------------------------------------------------------------------------------
 LIMITED DURATION
 U.S. Treasury
  10 yr. Note                    300   US$ 31,861       Jun-01             (322)
-------------------------------------------------------------------------------
 MULTI-MARKET FIXED INCOME
 U.K. Long Gilt                    2    GBP   336       Jun-01                -
 U.S. Treasury
  10 yr. Note                     65   US$  6,903       Jun-01              (65)
 U.S. Treasury
  Long Bond                       35   US$  3,647       Jun-01               (5)
-------------------------------------------------------------------------------
 MUNICIPAL
 U.S. Treasury
  Long Bond                      526   US$ 54,803       Jun-01              155
-------------------------------------------------------------------------------
 BALANCED
 U.S. Treasury
  2 yr. Note                      28   US$  5,768       Jun-01              (42)
 U.S. Treasury
  5 yr. Note                     267   US$ 28,173       Jun-01             (207)
 U.S. Treasury
  Long Bond                      175   US$ 18,233       Jun-01               74
-------------------------------------------------------------------------------
 MULTI-ASSET-CLASS
 U.K. Long Gilt                    2    GBP   336       Jun-01               (1)
 U.S. Long Bond                   15   US$  1,563       Jun-01               17
 U.S. Treasury
  5 yr. Note                      94   US$  9,918       Jun-01              (97)
-------------------------------------------------------------------------------

EUR  -    Euro
GBP  -    British Pound
HKD  -    Hong Kong Dollar
JPY  -    Japanese Yen
US$  -    U.S. Dollar

5. SWAP AGREEMENTS: At March 31, 2001, the following Portfolios had open Interest Rate Swap Agreements:

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
FIXED INCOME
$20,025    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.695%
           semiannually.                                   $342
 17,425    Agreement with Bank of America Corp.
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.235% semiannually.               (38)
 68,980    Agreement with Bank of America Corp.
           terminating May 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.0125% semiannually.            1,678
 26,100    Agreement with Bank of America Corp.
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.6025% semiannually.               (8)
 51,000    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.0375% semiannually.            1,058
 50,000    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.0375% semiannually.            1,222
 40,600    Agreement with Deutsche Bank
           terminating May 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.58% semiannually.                729
 20,300    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.65% semiannually.                364

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$41,000    Agreement with Deutsche Bank
           terminating November 8, 2009 to pay
           3 month LIBOR quarterly and to
           receive fixed rate at 6.805%
           semiannually.                                 $2,851
 32,000    Agreement with Merrill Lynch
           terminating June 30, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 0.00% semiannually.                231
                                                   ------------
                                                         $8,429
                                                   ------------
SPECIAL PURPOSE FIXED INCOME
  1,325    Agreement with Bank of America Corp.
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.35% semiannually.                 (3)
  5,100    Agreement with Bankers Trust Company
           terminating August 27, 2008 pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                124
  2,425    Agreement with Bank of America Corp.
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.61% semiannually.                 (1)
  6,615    Agreement with Bank of America Corp.
           terminating May 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.05% semiannually.                161
  1,875    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.70%
           semiannually.                                     32
  6,000    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                125
  1,900    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 0.00% semiannually.                 34

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$14,500    Agreement with Salomon Brothers
           terminating March 24, 2010 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 0.00% semiannually.             $1,521
  3,000    Agreement with Merrill Lynch
           terminating June 30, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 0.00% semiannually.                 22
  3,775    Agreement with Deutsche Bank
           terminating May 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 0.00% semiannually.                 68
                                                   ------------
                                                         $2,083
                                                   ------------
FIXED INCOME II
  4,300    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                 89
  3,200    Agreement with Bank of America Corp.
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.35% semiannually.                 (7)
  1,775    Agreement with Bank of America Corp.
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.61% semiannually.                  -
  7,300    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                178
  1,375    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.70%
           semiannually.                                     23
  2,775    Agreement with Deutsche Bank
           terminating May 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.58% semiannually.                 50
  1,375    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.58% semiannually.                 25

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$ 2,200    Agreement with Merrill Lynch
           terminating June 30, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.77% semiannually.                $16
  3,350    Agreement with Salomon Brothers
           terminating March 24, 2010 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 7.29% semiannually.                351
  3,100    Agreement with Salomon Brothers
           terminating March 10, 2030 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 7.29% semiannually.                415
                                                   ------------
                                                         $1,140
                                                   ------------
DOMESTIC FIXED INCOME
  2,050    Agreement with Bank of America Corp.
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.24% semiannually.                 (4)
  1,075    Agreement with Bank of America Corp.
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.60% semiannually.                  -
    900    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                 19
  1,500    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                 37
    825    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.70%
           semiannually.                                     14
  1,675    Agreement with Deutsche Bank
           terminating May 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 0.00% semiannually.                 30

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$   850    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.65% semiannually.                $15
  9,000    Agreement with Deutsche Bank
           terminating November 8, 2009 to pay
           3 month LIBOR quarterly and to
           receive fixed rate at 6.81%
           semiannually.                                    626
  1,350    Agreement with Merrill Lynch
           terminating June 30, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.77% semiannually.                  8
  7,350    Agreement with Salomon Brothers
           terminating March 24, 2010 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 7.29% semiannually.                772
                                                   ------------
                                                         $1,517
                                                   ------------
GLOBAL FIXED INCOME
    300    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                  6
    400    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                 10
                                                   ------------
                                                            $16
                                                   ------------
INTERMEDIATE DURATION
    835    Agreement with Bank of America
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.24% semiannually.                 (2)
    425    Agreement with Bank of America
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.60% semiannually.                  -
  1,400    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                 29

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$ 2,500    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                $61
    325    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.70%
           semiannually.                                      6
    325    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.65% semiannually.                  6
    675    Agreement with Deutsche Bank
           terminating May 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.58% semiannually.                 12
    550    Agreement with Merrill Lynch
           terminating June 30, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.77% semiannually.                  4
                                                   ------------
                                                           $116
                                                   ------------
MULTI-MARKET FIXED INCOME
  1,000    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                 21
    800    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                 19
                                                   ------------
                                                            $40
                                                   ------------
MUNICIPAL
  5,000    Agreement with Deutsche Bank
           terminating December 1, 2001 to pay
           3 month LIBOR quarterly and to
           receive fixed rate at 6.62%
           semiannually.                                    250
 15,000    Agreement with Goldman Sachs
           terminating March 28, 2010 to pay 3
           month LIBOR quarterly and to receive
           variable rate at 5.88% semiannually.           1,571

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$15,000    Agreement with Goldman Sachs
           terminating March 28, 2010 to pay 3
           month LIBOR quarterly and to receive
           variable rate at 5.88% semiannually.           $(172)
 20,000    Agreement with Salomon Brothers
           terminating March 24, 2010 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 7.29% semiannually.                446
                                                   ------------
                                                         $2,095
                                                   ------------
BALANCED
    830    Agreement with Bank of America Corp.
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.24% semiannually.                 (2)
  1,200    Agreement with Bank of America Corp.
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.60% semiannually.                  -
  3,725    Agreement with Bank of America Corp.
           terminating May 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.01% semiannually.                 91
  1,850    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                 45
  2,200    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                 45
    925    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.70%
           semiannually.                                     16
  1,875    Agreement with Deutsche Bank
           terminating May 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.58% semiannually.                 34

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$   925    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.65% semiannually.                $16
  1,500    Agreement with Merrill Lynch
           terminating June 30, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.77% semiannually.                 11
  6,600    Agreement with Salomon Brothers
           terminating March 24, 2010 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 7.29% semiannually.                692
                                                   ------------
                                                           $948
                                                   ------------
MULTI-ASSET-CLASS
    125    Agreement with Bank of America Corp.
           terminating August 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.24% semiannually.                  -
    225    Agreement with Bank of America Corp.
           terminating May 24, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.60% semiannually.                  -
    720    Agreement with Bank of America Corp.
           terminating May 15, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.01% semiannually.                 17
    700    Agreement with Bankers Trust Company
           terminating August 25, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.04% semiannually.                 15
    550    Agreement with Bankers Trust Company
           terminating August 27, 2008 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 6.10% semiannually.                 13
    175    Agreement with Credit Suisse First
           Boston terminating August 31, 2001
           to pay 3 month LIBOR quarterly and
           to receive fixed rate at 4.70%
           semiannually.                                      3

                                                   UNREALIZED
NOTIONAL                                          APPRECIATION
  AMOUNT                                         (DEPRECIATION)
   (000)               DESCRIPTION                   (000)
---------------------------------------------------------------
$   175    Agreement with Deutsche Bank
           terminating April 18, 2001 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 5.65% semiannually.                 $3
    350    Agreement with Deutsche Bank
           terminating May 18, 2001 pay 3 month
           LIBOR quarterly and to receive fixed
           rate at 5.58% semiannually.                        6
    275    Agreement with Merrill Lynch
           terminating June 30, 2001 pay 3
           month LIBOR quarterly and to receive
           fixed rate at 4.77% semiannually.                  2
  1,400    Agreement with Salomon Brothers
           terminating March 24, 2010 to pay 3
           month LIBOR quarterly and to receive
           fixed rate at 7.29% semiannually.                147
                                                   ------------
                                                           $206
                                                   ------------
LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At September 30, 2000, the following Portfolios had available for Federal income tax purposes unused capital losses, all of which will expire on the indicated dates:

                                              EXPIRATION DATE
                                                SEPTEMBER 30,
                                                        (000)
-------------------------------------------------------------
PORTFOLIO                   2003     2004     2007       2008
-------------------------------------------------------------
Fixed Income              $    -   $    -   $2,005   $111,596
-------------------------------------------------------------
Special Purpose Fixed
  Income                       -        -    1,135     11,622
-------------------------------------------------------------
Fixed Income II                -        -    1,082      8,222
-------------------------------------------------------------
Domestic Fixed Income          -        -      262      4,325
-------------------------------------------------------------
Global Fixed Income            -        -        -         92
-------------------------------------------------------------
High Yield                     -        -      718     12,211
-------------------------------------------------------------
Intermediate Duration          -        -        -      2,279
-------------------------------------------------------------
Limited Duration           3,536      172        -      1,092
-------------------------------------------------------------
Multi-Market Fixed
  Income                       -        -      895        903
-------------------------------------------------------------
Municipal                      -        -        -      1,040
-------------------------------------------------------------

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

I. IN-KIND TRANSACTIONS. For the six months ended March 31, 2001, the Fixed Income Portfolio realized losses from in-kind redemptions of approximately $55,000.

J. SECURITIES LENDING. Certain Portfolios loan securities to certain brokers and receive security lending fees. Security lending fees are included in interest income in the Statement of Operations in the amount of $157,000. For the six months ended March 31, 2001, the following Portfolios had security lending fees totaling:

------------------------------------------------------------
                                                        FEES
PORTFOLIO                                              (000)
------------------------------------------------------------
Fixed Income                                           $208
------------------------------------------------------------
Special Purpose Fixed Income                             55
------------------------------------------------------------
Fixed Income II                                          23
------------------------------------------------------------
Domestic Fixed Income                                     9
------------------------------------------------------------
High Yield                                              105
------------------------------------------------------------
Balanced                                                 53
------------------------------------------------------------

Portfolios that lend securities receive securities issued or guaranteed by the U.S. Government or its agencies, cash or letters of credit as collateral in an amount at least equal to 100% of the current market value of loaned securities. The value of loaned securities and related collateral outstanding at March 31, 2001, were as follows:

------------------------------------------------------------
                                     VALUE OF
                                      LOANED        VALUE OF
                                    SECURITIES    COLLATERAL
PORTFOLIO                             (000)            (000)
------------------------------------------------------------
Fixed Income                         $141,475      $144,133
------------------------------------------------------------
Special Purpose Fixed Income           22,593        23,001
------------------------------------------------------------
Fixed Income II                        11,750        11,940
------------------------------------------------------------
Domestic Fixed Income                   7,223         7,331
------------------------------------------------------------
High Yield                            133,601       136,935
------------------------------------------------------------
Balanced                               20,581        21,074
------------------------------------------------------------

The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund on the next business day.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable portfolio's expenses. Expense offsets appearing in the Statement of Operations include custodian balance credits totaling $210,000 for the six months ended March 31, 2001.

K. OTHER. At March 31, 2001, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2001, approximately 50.3% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolios' net assets:

-------------------------------------------------------------
FGIC                                                 15.9%
-------------------------------------------------------------
AMBAC                                                12.4
-------------------------------------------------------------
FSA                                                  10.9
-------------------------------------------------------------
MBIA                                                 10.1
-------------------------------------------------------------

At March 31, 2001, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material

                                            MAS FUNDS

Notes to Financial Statements (Unaudited)

impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

--------------------------------------------------------------
                                PERCENTAGE OF OWNERSHIP
                          ------------------------------------
                          INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIOS                        CLASS        CLASS     CLASS
--------------------------------------------------------------
Cash Reserves                      63.8%       100.0%       -%
--------------------------------------------------------------
Domestic Fixed Income              51.0            -     100.0
--------------------------------------------------------------
Fixed Income                       10.1            -         -
--------------------------------------------------------------
Fixed Income II                    52.8            -         -
--------------------------------------------------------------
Global Fixed Income                90.5            -         -
--------------------------------------------------------------
High Yield                         23.5         68.4      59.7
--------------------------------------------------------------
Intermediate Duration              68.9        100.0         -
--------------------------------------------------------------
International Fixed
  Income                           89.5            -         -
--------------------------------------------------------------
Limited Duration                   36.3            -         -
--------------------------------------------------------------
Multi-Market Fixed
  Income                           98.7            -         -
--------------------------------------------------------------
Municipal                          33.9            -         -
--------------------------------------------------------------
Special Purpose Fixed
  Income                           10.2            -         -
--------------------------------------------------------------
Balanced                           47.0         98.2      97.2
--------------------------------------------------------------
Multi-Asset-Class                  62.8         99.6         -
--------------------------------------------------------------

L. SUBSEQUENT EVENT. On April 19, 2001, the Trustees of MAS Funds approved a proposal by the Fund's management to terminate the Multi-Market Fixed Income Portfolio on or about May 30, 2001. The Officers of the Fund are authorized to declare and pay to the shareholders of record as of April 19, 2001, a distribution in the amount of any undistributed ordinary income and capital gain realized and to be realized upon liquidation of the Portfolio.

                                            MAS FUNDS

[MORGAN STANLEY LOGO]

MAS Funds Trustees & Officers

The following is a list of the Trustees & the principal officers of the Fund & a brief statement of their present positions & principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Miller Anderson & Sherrerd, LP; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager & Head of the Fixed Income Investment Team, Miller Anderson & Sherrerd, LP.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, & formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation & Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal & General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director & Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director & Chairman, CitiFunds, CitiSelect Folios & related portfolios; formerly Senior Vice President & Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund & the Landmark Funds; Director, Ministers & Missionaries Benefit Board of American Baptist Churches.

JAMES H. SCOTT, CFA*
Trustee; Principal & Equity Product Specialist, Miller Anderson & Sherrerd, LP; Director, Aid Association for Lutherans; Treasurer -- Board of Directors, Lutheran Theological Seminary at Philadelphia; Member, Engineering Foundation Advisory Council, University of Texas at Austin; formerly, Trustee, New England Funds.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal & Head of Mutual Fund Services, Miller Anderson & Sherrerd, LP; President, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President & Treasurer, MAS Funds; Principal & Head of Fund Administration, Miller Anderson & Sherrerd, LP; formerly Manager, Internal Accounting & then Vice President & Director of Investment Accounting, PFPC, Inc.

RICHARD J. SHOCH
Secretary, MAS Funds; Vice President & Fund Administration Manager, Miller Anderson & Sherrerd, LP; Fund Compliance Officer, Miller, Anderson & Sherrerd, LP; formerly Fund Legal Administrator & then Counsel, Vice President & Assistant Secretary, SEI Corporation.

* Trustees Bennett & Scott are deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

This report must be preceded or accompanied by a prospectus.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

Date of first use June 1, 2001.

                      Morgan Stanley Investment Management
                         Miller Anderson & Sherrerd, LP

                                One Tower Bridge
                        West Conshohocken, PA 19428-2899
         Investment Adviser: (610) 940-5000 - MAS Funds: (800) 354-8185

                               Printed in U.S.A.
                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.

                                                               930-fibalann-0501